                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7704

                              Schwab Capital Trust
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
                 -----------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2005 - January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB CAPITAL TRUST
SCHWAB S&P 500 INDEX FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                    COST                VALUE
HOLDINGS BY CATEGORY                             ($ X 1,000)         ($ X 1,000)
--------------------------------------------------------------------------------
 99.0%  COMMON STOCK                               6,201,252          7,922,044

  0.6%  FOREIGN COMMON                                21,719             52,136
        STOCK

  0.2%  SHORT-TERM                                    12,816             12,816
        INVESTMENT

   --%  U.S. TREASURY                                  3,593              3,593
        OBLIGATION
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                          6,239,380          7,990,589

  1.8%  COLLATERAL INVESTED
        FOR SECURITIES ON                            142,889            142,889
        LOAN

(1.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (130,448)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    8,003,030

                                              NUMBER OF                 VALUE
SECURITY                                       SHARES                ($ X 1,000)
COMMON STOCK 99.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                         21,718                      326
Dana Corp.                                       52,369                      255
Ford Motor Co.                                1,297,636                   11,134
General Motors Corp.                            381,025                    9,167
Harley-Davidson, Inc. (a)                       184,918                    9,899
Johnson Controls, Inc.                          132,284                    9,159
The Goodyear Tire & Rubber Co. *                126,427                    1,977
                                                                     -----------
                                                                          41,917
BANKS 7.5%
--------------------------------------------------------------------------------
AmSouth Bancorp                                 242,277                    6,689
Bank of America Corp.                         3,216,560                  142,268
BB&T Corp.                                      386,616                   15,094
Comerica, Inc.                                  118,808                    6,590
Compass Bancshares, Inc.                         88,214                    4,298
Countrywide Financial Corp.                     405,642                   13,565
Fannie Mae                                      668,100                   38,710
Fifth Third Bancorp                             379,569                   14,260
First Horizon National Corp.                     73,806                    2,795
Freddie Mac                                     477,012                   32,370
Golden West Financial Corp.                     173,553                   12,256
Huntington Bancshares, Inc.                     166,726                    3,868
KeyCorp.                                        285,855                   10,116
M&T Bank Corp.                                   57,955                    6,277
Marshall & Ilsley Corp.                         143,183                    6,005
MGIC Investment Corp.                            67,492                    4,455
National City Corp.                             380,423                   13,003
North Fork Bancorp, Inc.                        311,678                    8,016
PNC Financial Services Group, Inc.              205,761                   13,346
Regions Financial Corp.                         311,983                   10,352
Sovereign Bancorp, Inc.                         237,074                    5,168
SunTrust Banks, Inc.                            250,636                   17,908
Synovus Financial Corp.                         215,576                    5,965
U.S. Bancorp                                  1,272,677                   38,066
Wachovia Corp.                                1,087,445                   59,625
Washington Mutual, Inc.                         681,099                   28,824
Wells Fargo & Co.                             1,154,317                   71,983
Zions Bancorp                                    64,162                    5,073
                                                                     -----------
                                                                         596,945
CAPITAL GOODS 8.5%
--------------------------------------------------------------------------------
3M Co.                                          532,482                   38,738
American Power Conversion Corp.                 108,048                    2,561
American Standard Cos., Inc.                    124,015                    4,465
Caterpillar, Inc.                               465,553                   31,611
Cooper Industries Ltd., Class A (a)              66,011                    5,390
Cummins, Inc.                                    30,977                    3,014
Danaher Corp.                                   164,319                    9,307
Deere & Co.                                     161,676                   11,602
Dover Corp.                                     140,023                    6,431
Eaton Corp.                                      97,595                    6,461
Emerson Electric Co.                            290,399                   22,491
Fluor Corp.                                      52,999                    4,661
General Dynamics Corp.                          142,146                   16,540
General Electric Co. (a)                      7,293,838                  238,873
Goodrich Corp.                                   82,118                    3,233
Honeywell International, Inc.                   581,794                   22,352
Illinois Tool Works, Inc.                       147,225                   12,410
Ingersoll-Rand Co., Class A                     228,413                    8,970
ITT Industries, Inc.                             62,130                    6,368

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                              NUMBER OF                 VALUE
SECURITY                                       SHARES                ($ X 1,000)
L-3 Communications Holdings, Inc.                78,495                    6,360
Lockheed Martin Corp.                           256,922                   17,381
Masco Corp.                                     297,573                    8,823
Navistar International Corp. *                   46,714                    1,271
Northrop Grumman Corp.                          251,761                   15,642
Paccar, Inc.                                    117,965                    8,210
Pall Corp.                                       72,422                    2,086
Parker Hannifin Corp.                            85,404                    6,471
Raytheon Co.                                    320,329                   13,124
Rockwell Automation, Inc.                       122,977                    8,125
Rockwell Collins, Inc.                          119,224                    5,594
Textron, Inc.                                    94,713                    7,999
The Boeing Co.                                  571,230                   39,021
Tyco International Ltd.                       1,389,627                   36,200
United Technologies Corp.                       703,194                   41,045
W.W. Grainger, Inc.                              55,299                    3,922
                                                                     -----------
                                                                         676,752
COMMERCIAL SERVICES & SUPPLIES 0.8%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                 104,886                      954
Apollo Group, Inc., Class A *                    95,750                    5,330
Avery Dennison Corp.                             69,457                    4,149
Cendant Corp.                                   707,138                   11,838
Cintas Corp.                                     82,791                    3,527
Equifax, Inc.                                    93,120                    3,568
H&R Block, Inc.                                 223,394                    5,464
Monster Worldwide, Inc. *                        85,426                    3,644
Pitney Bowes, Inc.                              157,853                    6,747
R.R. Donnelley & Sons Co.                       148,447                    4,839
Robert Half International, Inc.                 116,213                    4,245
Waste Management, Inc.                          398,725                   12,592
                                                                     -----------
                                                                          66,897
CONSUMER DURABLES & APPAREL 1.3%
--------------------------------------------------------------------------------
Black & Decker Corp.                             57,271                    4,943
Brunswick Corp.                                  56,303                    2,117
Centex Corp.                                     85,200                    6,082
Coach, Inc. *                                   262,616                    9,441
D.R. Horton, Inc.                               166,456                    6,212
Eastman Kodak Co.                               172,361                    4,326
Fortune Brands, Inc.                             99,578                    7,464
Harman International Industries, Inc.            45,000                    4,950
Hasbro, Inc.                                    133,295                    2,826
Jones Apparel Group, Inc.                        69,784                    2,183
KB Home                                          46,275                    3,526
Leggett & Platt, Inc.                           121,203                    2,984
Lennar Corp., Class A                            80,382                    5,029
Liz Claiborne, Inc.                              63,619                    2,209
Mattel, Inc.                                    246,667                    4,070
Maytag Corp.                                     36,647                      631
Newell Rubbermaid, Inc.                         198,018                    4,681
Nike, Inc., Class B                             134,671                   10,902
Pulte Homes, Inc.                               140,986                    5,625
Reebok International Ltd.                        30,316                    1,788
Snap-On, Inc.                                    36,954                    1,483
The Stanley Works                                54,120                    2,654
VF Corp.                                         60,723                    3,369
Whirlpool Corp.                                  47,609                    3,841
                                                                     -----------
                                                                         103,336
CONSUMER SERVICES 1.5%
--------------------------------------------------------------------------------
Carnival Corp.                                  298,438                   15,447
Darden Restaurants, Inc.                         97,930                    3,982
Harrah's Entertainment, Inc.                    120,904                    8,899
Hilton Hotels Corp.                             226,499                    5,647
International Game Technology                   233,369                    8,350
Marriott International, Inc., Class A           113,618                    7,571
McDonald's Corp.                                872,234                   30,537
Starbucks Corp. *                               531,336                   16,843
Starwood Hotels & Resorts Worldwide, Inc.       148,658                    9,040
Wendy's International, Inc.                      66,758                    3,935
YUM! Brands, Inc.                               195,412                    9,667
                                                                     -----------
                                                                         119,918
DIVERSIFIED FINANCIALS 7.9%
--------------------------------------------------------------------------------
American Express Co.                            863,273                   45,279
Ameriprise Financial, Inc.                      169,861                    6,912
Capital One Financial Corp.                     202,989                   16,909
CIT Group, Inc.                                 139,438                    7,438
Citigroup, Inc.                               3,506,603                  163,338
E*TRADE Financial Corp. *                       266,098                    6,330
Federated Investors, Inc., Class B               64,011                    2,471
Franklin Resources, Inc.                        105,536                   10,395
Janus Capital Group, Inc.                       150,851                    3,151
JPMorgan Chase & Co.                          2,434,843                   96,785
Lehman Brothers Holdings, Inc.                  187,533                   26,339
Mellon Financial Corp.                          297,638                   10,498
Merrill Lynch & Co., Inc.                       644,451                   48,379
Moody's Corp.                                   179,721                   11,380
Morgan Stanley                                  755,694                   46,437
Northern Trust Corp.                            131,834                    6,883
SLM Corp.                                       294,098                   16,458
State Street Corp.                              234,618                   14,185
T. Rowe Price Group, Inc.                        86,713                    6,627
The Bank of New York Co., Inc.                  545,740                   17,360
The Bear Stearns Co., Inc.                       75,823                    9,589
The Charles Schwab Corp. (b)                    712,106                   10,532

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                              NUMBER OF                 VALUE
SECURITY                                       SHARES                ($ X 1,000)
The Goldman Sachs Group, Inc.                   311,793                   44,041
                                                                     -----------
                                                                         627,716
ENERGY 9.6%
--------------------------------------------------------------------------------
Amerada Hess Corp.                               53,534                    8,287
Anadarko Petroleum Corp.                        162,278                   17,497
Apache Corp.                                    222,208                   16,783
Baker Hughes, Inc.                              235,522                   18,239
BJ Services Co.                                 222,837                    9,023
Burlington Resources, Inc.                      260,934                   23,813
ChevronTexaco Corp.                           1,557,212                   92,467
ConocoPhillips                                  957,799                   61,970
Devon Energy Corp.                              318,973                   21,757
El Paso Corp.                                   455,834                    6,136
EOG Resources, Inc.                             163,518                   13,824
Exxon Mobil Corp. (a)                         4,307,705                  270,308
Halliburton Co.                                 354,545                   28,204
Kerr-McGee Corp.                                 77,746                    8,582
Kinder Morgan, Inc.                              63,146                    6,078
Marathon Oil Corp.                              253,061                   19,453
Murphy Oil Corp.                                 98,027                    5,588
Nabors Industries Ltd. *                        102,648                    8,340
National-Oilwell Varco, Inc. *                  115,505                    8,786
Noble Corp.                                      88,591                    7,126
Occidental Petroleum Corp.                      276,172                   26,985
Rowan Cos., Inc. *                               74,664                    3,347
Sunoco, Inc.                                     96,759                    9,211
Transocean, Inc. *                              233,081                   18,915
Valero Energy Corp.                             429,718                   26,827
Weatherford International Ltd. *                192,131                    8,604
Williams Cos., Inc.                             395,602                    9,431
XTO Energy, Inc.                                244,138                   11,982
                                                                     -----------
                                                                         767,563
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Albertson's, Inc.                               249,881                    6,284
Costco Wholesale Corp.                          325,897                   16,259
CVS Corp.                                       550,309                   15,277
Kroger Co. *                                    512,546                    9,431
Safeway, Inc.                                   310,221                    7,272
Supervalu, Inc.                                  96,657                    3,086
Sysco Corp.                                     428,195                   13,137
Wal-Mart Stores, Inc.                         1,724,415                   79,513
Walgreen Co.                                    698,654                   30,238
Whole Foods Market, Inc.                         90,000                    6,648
                                                                     -----------
                                                                         187,145
FOOD, BEVERAGE & TOBACCO 4.5%
--------------------------------------------------------------------------------
Altria Group, Inc.                            1,435,102                  103,815
Anheuser-Busch Cos., Inc.                       537,208                   22,262
Archer-Daniels-Midland Co.                      460,690                   14,512
Brown-Forman Corp., Class B                      58,367                    4,139
Campbell Soup Co.                               117,013                    3,502
Coca-Cola Enterprises, Inc.                     208,359                    4,113
ConAgra Foods, Inc.                             354,055                    7,340
Constellation Brands, Inc., Class A *           121,205                    3,235
General Mills, Inc.                             259,513                   12,615
H.J. Heinz Co.                                  241,671                    8,202
Kellogg Co.                                     181,957                    7,806
McCormick & Co., Inc.                            91,246                    2,756
Molson Coors Brewing Co.                         29,275                    1,830
PepsiCo, Inc.                                 1,158,815                   66,261
Reynolds American, Inc.                          60,289                    6,097
Sara Lee Corp.                                  553,710                   10,122
The Coca-Cola Co.                             1,441,747                   59,659
The Hershey Co.                                 125,092                    6,405
The Pepsi Bottling Group, Inc.                  102,711                    2,979
Tyson Foods, Inc., Class A                      173,802                    2,491
UST, Inc.                                       112,918                    4,397
Wm. Wrigley Jr. Co.                             121,484                    7,770
                                                                     -----------
                                                                         362,308
HEALTH CARE EQUIPMENT & SERVICES 5.1%
--------------------------------------------------------------------------------
Aetna, Inc.                                     203,916                   19,739
AmerisourceBergen Corp.                         148,482                    6,480
Bausch & Lomb, Inc.                              38,466                    2,598
Baxter International, Inc.                      440,511                   16,233
Becton Dickinson & Co.                          177,588                   11,508
Biomet, Inc.                                    157,424                    5,952
Boston Scientific Corp. *                       400,071                    8,750
C.R. Bard, Inc.                                  71,312                    4,523
Cardinal Health, Inc.                           300,629                   21,657
Caremark Rx, Inc. *                             311,159                   15,340
CIGNA Corp.                                      90,878                   11,051
Coventry Health Care, Inc. *                    110,800                    6,600
Express Scripts, Inc. *                         106,227                    9,697
Fisher Scientific International, Inc. *          77,676                    5,194
Guidant Corp.                                   226,562                   16,675
HCA, Inc.                                       291,062                   14,285
Health Management Associates, Inc., Class A     151,602                    3,187
Hospira, Inc. *                                 112,333                    5,027
Humana, Inc. *                                  114,041                    6,360
IMS Health, Inc.                                159,314                    3,919
Laboratory Corp. of America Holdings *           87,744                    5,146
Manor Care, Inc.                                 52,674                    2,060

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                              NUMBER OF                 VALUE
SECURITY                                       SHARES                ($ X 1,000)
McKesson Corp.                                  218,784                   11,596
Medco Health Solutions, Inc. *                  214,738                   11,617
Medtronic, Inc.                                 834,947                   47,149
Millipore Corp. *                                35,208                    2,422
Patterson Cos., Inc. *                           77,344                    2,671
PerkinElmer, Inc.                                90,580                    2,060
Quest Diagnostics                               114,721                    5,671
Stryker Corp.                                   194,442                    9,703
Tenet Healthcare Corp. *                        323,977                    2,355
Thermo Electron Corp. *                         108,947                    3,665
UnitedHealth Group, Inc.                        937,529                   55,708
Waters Corp. *                                   78,816                    3,306
WellPoint, Inc. *                               458,649                   35,224
Zimmer Holdings, Inc. *                         163,269                   11,257
                                                                     -----------
                                                                         406,385
HOUSEHOLD & PERSONAL PRODUCTS 2.6%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                      49,940                    2,212
Avon Products, Inc.                             324,163                    9,180
Clorox Co.                                      100,412                    6,010
Colgate-Palmolive Co.                           359,097                   19,711
Kimberly-Clark Corp.                            322,496                   18,421
Procter & Gamble Co. (a)                      2,325,666                  137,749
St. Jude Medical, Inc. *                        259,079                   12,729
                                                                     -----------
                                                                         206,012
INSURANCE 4.8%
--------------------------------------------------------------------------------
ACE Ltd.                                        209,995                   11,497
AFLAC, Inc.                                     352,968                   16,572
AMBAC Financial Group, Inc.                      66,584                    5,114
American International Group, Inc.            1,794,495                  117,468
AON Corp.                                       226,315                    7,744
Cincinnati Financial Corp.                      116,886                    5,323
Genworth Financial, Inc., Class A               261,438                    8,565
Jefferson-Pilot Corp.                            91,235                    5,322
Lincoln National Corp.                          121,290                    6,614
Loews Corp.                                      96,429                    9,517
Marsh & McLennan Cos., Inc.                     370,084                   11,247
MBIA, Inc.                                       90,469                    5,569
Metlife, Inc.                                   531,881                   26,679
Principal Financial Group, Inc.                 200,012                    9,432
Prudential Financial, Inc.                      360,481                   27,159
SAFECO Corp.                                     90,932                    4,751
The Allstate Corp.                              459,612                   23,923
The Chubb Corp.                                 139,730                   13,183
The Hartford Financial Services Group, Inc.     209,117                   17,196
The Progressive Corp.                           134,870                   14,167
The St. Paul Travelers Cos., Inc.               475,052                   21,558
Torchmark Corp.                                  74,561                    4,183
UnumProvident Corp.                             213,302                    4,336
XL Capital Ltd., Class A                         95,199                    6,441
                                                                     -----------
                                                                         383,560
MATERIALS 3.0%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                  149,254                    9,207
Alcoa, Inc.                                     583,837                   18,391
Allegheny Technologies, Inc.                     64,699                    3,355
Ashland, Inc.                                    48,121                    3,172
Ball Corp.                                       76,972                    3,117
Bemis Co.                                        60,050                    1,833
E.I. du Pont de Nemours & Co.                   635,531                   24,881
Eastman Chemical Co.                             55,861                    2,693
Ecolab, Inc.                                    127,330                    4,560
Engelhard Corp.                                  73,505                    2,962
Freeport-McMoran Copper & Gold, Inc.,
   Class B                                      128,072                    8,229
Hercules, Inc. *                                 77,522                      908
International Flavors & Fragrances, Inc.         56,412                    1,859
International Paper Co.                         337,103                   11,000
Louisiana-Pacific Corp.                          73,094                    2,153
MeadWestvaco Corp.                              127,210                    3,395
Monsanto Co.                                    188,683                   15,964
Newmont Mining Corp.                            305,839                   18,901
Nucor Corp.                                     111,356                    9,380
Pactiv Corp. *                                  106,495                    2,368
Phelps Dodge Corp.                               69,357                   11,132
PPG Industries, Inc.                            121,427                    7,225
Praxair, Inc.                                   219,239                   11,550
Rohm & Haas Co.                                 104,742                    5,331
Sealed Air Corp.                                 56,155                    3,104
Sigma-Aldrich Corp.                              44,113                    2,862
Temple-Inland, Inc.                              80,959                    3,797
The Dow Chemical Co.                            667,022                   28,215
United States Steel Corp.                        71,248                    4,257
Vulcan Materials Co.                             70,330                    5,055
Weyerhaeuser Co.                                168,233                   11,736
                                                                     -----------
                                                                         242,592
MEDIA 3.3%
--------------------------------------------------------------------------------
CBS Corp., Class B                              545,811                   14,262
Clear Channel Communications, Inc.              357,470                   10,463
Comcast Corp., Class A *                      1,498,960                   41,701
Dow Jones & Co., Inc.                            37,392                    1,421
Gannett Co., Inc.                               165,639                   10,237
Interpublic Group of Cos., Inc. *               254,746                    2,573
Knight-Ridder, Inc.                              44,941                    2,798
Live Nation, Inc. *                                   1                       --
McGraw-Hill Cos., Inc.                          264,130                   13,481
Meredith Corp.                                   32,569                    1,784

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                              NUMBER OF                 VALUE
SECURITY                                       SHARES                ($ X 1,000)
News Corp., Inc., Class A                     1,679,756                   26,473
Omnicom Group, Inc.                             128,991                   10,550
The E.W. Scripps Co., Class A                    10,000                      483
The New York Times Co., Class A (a)              82,087                    2,323
The Walt Disney Co.                           1,350,696                   34,186
Time Warner, Inc.                             3,259,953                   57,147
Tribune Co.                                     183,326                    5,318
Univision Communications, Inc., Class A *       143,435                    4,567
Viacom, Inc., Class B *                         545,811                   22,640
                                                                     -----------
                                                                         262,407
PHARMACEUTICALS & BIOTECHNOLOGY 7.9%
--------------------------------------------------------------------------------
Abbott Laboratories                           1,070,860                   46,208
Allergan, Inc.                                   91,899                   10,697
Amgen, Inc. *                                   853,126                   62,184
Applera Corp. - Applied Biosystems Group        137,942                    3,909
Biogen Idec, Inc. *                             228,461                   10,224
Bristol-Myers Squibb Co.                      1,348,403                   30,730
Chiron Corp. *                                   65,864                    3,003
Eli Lilly & Co.                                 784,015                   44,391
Forest Laboratories, Inc. *                     234,980                   10,875
Genzyme Corp. *                                 177,284                   12,577
Gilead Sciences, Inc. *                         319,672                   19,458
Johnson & Johnson                             2,060,267                  118,548
King Pharmaceuticals, Inc. *                    172,292                    3,231
Medimmune, Inc. *                               161,959                    5,526
Merck & Co., Inc.                             1,526,848                   52,676
Mylan Laboratories, Inc.                        149,752                    2,950
Pfizer, Inc.                                  5,093,408                  130,799
Schering-Plough Corp.                         1,038,229                   19,882
Watson Pharmaceuticals, Inc. *                   76,811                    2,542
Wyeth                                           933,452                   43,172
                                                                     -----------
                                                                         633,582
REAL ESTATE 0.8%
--------------------------------------------------------------------------------
Apartment Investment & Management Co.,
   Class A                                       66,961                    2,847
Archstone-Smith Trust                           140,730                    6,595
Equity Office Properties Trust                  280,383                    8,922
Equity Residential                              198,902                    8,435
Plum Creek Timber Co., Inc.                     128,171                    4,735
ProLogis                                        168,091                    8,610
Public Storage, Inc.                             58,523                    4,247
Simon Property Group, Inc.                      128,710                   10,662
Vornado Realty Trust                             73,127                    6,460
                                                                     -----------
                                                                          61,513
RETAILING 3.8%
--------------------------------------------------------------------------------
Amazon.com, Inc. (a)*                            59,088                    2,648
AutoNation, Inc. *                              132,532                    2,954
AutoZone, Inc. *                                 34,407                    3,363
Bed, Bath & Beyond, Inc. *                      207,405                    7,759
Best Buy Co., Inc.                              282,146                   14,294
Big Lots, Inc. *                                 47,209                      631
Circuit City Stores, Inc.                       111,708                    2,816
Dillards, Inc., Class A                          44,511                    1,153
Dollar General Corp.                            213,882                    3,615
eBay, Inc. *                                    767,706                   33,088
Family Dollar Stores, Inc.                       99,292                    2,378
Federated Department Stores, Inc.               179,645                   11,970
Genuine Parts Co.                               124,939                    5,314
Home Depot, Inc.                              1,466,362                   59,461
J.C. Penney Co., Inc.                           174,784                    9,753
Kohl's Corp. *                                  235,051                   10,434
Limited Brands, Inc.                            226,687                    5,363
Lowe's Cos., Inc.                               537,645                   34,167
Nordstrom, Inc.                                 160,582                    6,700
Office Depot, Inc. *                            213,183                    7,067
OfficeMax, Inc.                                  26,567                      759
RadioShack Corp.                                 79,867                    1,773
Sears Holdings Corp. *                           66,575                    8,085
Staples, Inc.                                   508,115                   12,047
Target Corp.                                    606,870                   33,226
The Gap, Inc.                                   400,674                    7,248
The Sherwin-Williams Co.                         67,751                    3,584
The TJX Cos., Inc.                              316,469                    8,080
Tiffany & Co.                                    90,308                    3,405
                                                                     -----------
                                                                         303,135
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                  278,171                   11,644
Altera Corp. *                                  250,174                    4,831
Analog Devices, Inc.                            260,222                   10,349
Applied Materials, Inc.                       1,136,621                   21,653
Applied Micro Circuits Corp. *                   76,560                      252
Broadcom Corp., Class A *                       201,534                   13,745
Freescale Semiconductor, Inc., Class B *        287,273                    7,254
Intel Corp.                                   4,193,629                   89,198
KLA-Tencor Corp.                                135,912                    7,065
Linear Technology Corp.                         214,744                    7,991
LSI Logic Corp. *                               273,938                    2,506
Maxim Integrated Products, Inc.                 212,342                    8,714
Micron Technology, Inc. *                       414,552                    6,086
National Semiconductor Corp.                    244,730                    6,904

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                              NUMBER OF                 VALUE
SECURITY                                       SHARES                ($ X 1,000)
Novellus Systems, Inc. *                         95,774                    2,715
Nvidia Corp. *                                  119,200                    5,359
PMC - Sierra, Inc. *                            121,704                    1,151
Teradyne, Inc. *                                114,183                    1,989
Texas Instruments, Inc.                       1,130,528                   33,045
Xilinx, Inc.                                    239,059                    6,732
                                                                     -----------
                                                                         249,183
SOFTWARE & SERVICES 5.1%
--------------------------------------------------------------------------------
Adobe Systems, Inc.                             346,422                   13,760
Affiliated Computer Services, Inc.,
 Class A *                                       84,585                    5,295
Autodesk, Inc.                                  163,146                    6,622
Automatic Data Processing, Inc.                 409,492                   17,993
BMC Software, Inc. *                            160,701                    3,551
Citrix Systems, Inc. *                          120,545                    3,718
Computer Associates International, Inc. *       332,195                    9,069
Computer Sciences Corp. *                       131,753                    6,680
Compuware Corp. *                               276,299                    2,277
Convergys Corp. *                                49,606                      853
Electronic Arts, Inc. *                         208,880                   11,401
Electronic Data Systems Corp.                   367,588                    9,259
First Data Corp.                                533,511                   24,061
Fiserv, Inc. *                                  134,097                    5,898
Intuit, Inc. *                                  130,338                    6,821
Microsoft Corp. (a)                           6,345,933                  178,638
Novell, Inc. *                                  268,712                    2,617
Oracle Corp. *                                2,596,118                   32,633
Parametric Technology Corp. *                   191,978                    1,202
Paychex, Inc.                                   230,172                    8,367
Sabre Holdings Corp., Class A                    91,792                    2,249
Siebel Systems, Inc.                            332,754                    3,530
Symantec Corp. *                                763,707                   14,037
Unisys Corp. *                                  242,292                    1,621
VeriSign, Inc. *                                120,000                    2,849
Yahoo! Inc. *                                   867,101                   29,776
                                                                     -----------
                                                                         404,777
TECHNOLOGY HARDWARE & EQUIPMENT 6.9%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                   59,641                    1,512
Agilent Technologies, Inc. *                    307,287                   10,420
Andrew Corp. *                                   90,642                    1,176
Apple Computer, Inc. *                          577,402                   43,600
Avaya, Inc. *                                   306,955                    3,238
CIENA Corp. *                                   407,667                    1,631
Cisco Systems, Inc. *                         4,280,656                   79,492
Comverse Technology, Inc. *                     138,244                    3,786
Corning, Inc. *                               1,031,229                   25,110
Dell, Inc. *                                  1,627,807                   47,711
EMC Corp. *                                   1,686,880                   22,604
Gateway, Inc. *                                  69,080                      188
Hewlett-Packard Co.                           1,989,691                   62,039
International Business Machines Corp.         1,098,826                   89,334
Jabil Circuit, Inc. *                           118,905                    4,804
JDS Uniphase Corp. *                          1,021,517                    3,197
Lexmark International, Inc., Class A *           77,327                    3,756
Lucent Technologies, Inc. *                   3,106,330                    8,201
Molex, Inc.                                     109,048                    3,299
Motorola, Inc.                                1,718,655                   39,031
NCR Corp. *                                     133,324                    4,953
Network Appliance, Inc. *                       247,863                    7,733
QLogic Corp. *                                   61,336                    2,433
Qualcomm, Inc.                                1,133,228                   54,350
Sanmina -- SCI Corp. *                          375,135                    1,579
Scientific-Atlanta, Inc.                        106,023                    4,533
Solectron Corp. *                               696,536                    2,661
Sun Microsystems, Inc. *                      2,425,752                   10,916
Symbol Technologies, Inc.                       109,217                    1,349
Xerox Corp. *                                   673,859                    9,643
                                                                     -----------
                                                                         554,279
TELECOMMUNICATION SERVICES 3.1%
--------------------------------------------------------------------------------
Alltel Corp.                                    264,006                   15,848
AT&T Corp.                                    2,696,629                   69,978
BellSouth Corp.                               1,267,025                   36,452
CenturyTel, Inc.                                 92,317                    3,074
Citizens Communications Co.                     239,863                    2,943
Qwest Communications International, Inc. *    1,100,723                    6,626
Sprint Corp. (FON Group)                      2,043,327                   46,772
Tektronix, Inc.                                  40,651                    1,199
Tellabs, Inc. *                                 331,057                    4,234
Verizon Communications, Inc.                  1,995,021                   63,163
                                                                     -----------
                                                                         250,289
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.              263,048                   21,075
CSX Corp.                                       153,663                    8,226
FedEx Corp.                                     207,849                   21,024
Norfolk Southern Corp.                          287,404                   14,324
Ryder Systems, Inc.                              41,593                    1,859
Southwest Airlines Co.                          475,849                    7,833
Union Pacific Corp.                             178,513                   15,791
United Parcel Service, Inc., Class B            765,625                   57,353
                                                                     -----------
                                                                         147,485

SCHWAB S&P 500 INDEX FUND

PORTFOLIO HOLDINGS continued

                                              NUMBER OF                 VALUE
SECURITY                                       SHARES                ($ X 1,000)
UTILITIES 3.3%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                        116,825                    4,064
Ameren Corp.                                    138,550                    7,033
American Electric Power Co., Inc.               278,298                   10,386
CenterPoint Energy, Inc.                        209,479                    2,677
Cinergy Corp.                                   138,261                    6,007
CMS Energy Corp. *                              157,265                    2,276
Consolidated Edison, Inc.                       166,489                    7,827
Constellation Energy Group, Inc.                121,863                    7,101
Dominion Resources, Inc.                        231,958                   17,520
DTE Energy Co.                                  120,714                    5,094
Duke Energy Corp. (a)                           650,599                   18,445
Dynegy, Inc., Class A *                         201,320                    1,107
Edison International                            228,667                   10,020
Entergy Corp.                                   142,873                    9,931
Exelon Corp.                                    460,607                   26,448
FirstEnergy Corp.                               231,963                   11,621
FPL Group, Inc.                                 270,050                   11,285
KeySpan Corp.                                   115,830                    4,161
Nicor, Inc. (a)                                  31,242                    1,278
NiSource, Inc.                                  188,356                    3,867
Peoples Energy Corp.                             15,854                      590
PG&E Corp.                                      235,845                    8,799
Pinnacle West Capital Corp.                      74,283                    3,165
PPL Corp.                                       266,425                    8,027
Progress Energy, Inc.                           169,607                    7,398
Public Service Enterprise Group, Inc.           167,387                   11,654
Sempra Energy                                   170,617                    8,198
TECO Energy, Inc.                               142,193                    2,429
The AES Corp. *                                 450,910                    7,684
The Southern Co.                                511,809                   17,811
TXU Corp.                                       339,146                   17,174
Xcel Energy, Inc.                               271,402                    5,271
                                                                     -----------
                                                                         266,348
FOREIGN COMMON STOCK 0.6% OF NET ASSETS

NETHERLANDS 0.6%
--------------------------------------------------------------------------------
ENERGY 0.6%
--------------------------------------------------------------------------------
Schlumberger Ltd.                               409,070                   52,136

SECURITY                                       FACE AMOUNT              VALUE
        RATE, MATURITY DATE                    ($ X 1,000)           ($ X 1,000)
SHORT-TERM INVESTMENT 0.2% OF NET ASSETS

Brown Brothers
   3.94%, 02/01/06                                  12,816                12,816

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bills
   3.91%, 03/16/06                                   3,610                 3,593

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 1.8% OF NET ASSETS

SSgA Prime Money Market Portfolio                  142,889               142,889

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/06 the tax basis cost of the fund's investments was $6,305,732, and the unrealized gains and losses were $2,452,337 and ($767,479), respectively.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         GAINS
FUTURES CONTRACT 0.4% OF NET ASSETS
S&P 500 Index, Long expires
03/16/06                                          88       28,239            232

*    Non-income producing security

(a) All or a portion of this security is held as collateral for open futures contracts.

(b)  Issuer is affiliated with the fund's adviser

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP INDEX FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                 COST                   VALUE
HOLDINGS BY CATEGORY                          ($ X 1,000)            ($ X 1,000)
--------------------------------------------------------------------------------
  99.4%  COMMON STOCK                           1,202,737             1,727,759

   0.5%  SHORT-TERM                                 8,395                 8,395
         INVESTMENT

   0.1%  U.S. TREASURY                                951                   951
         OBLIGATION
--------------------------------------------------------------------------------
 100.0%  TOTAL INVESTMENTS                      1,212,083             1,737,105

  13.8%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                     240,555               240,555

(13.8)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (240,072)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                             1,737,588

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 99.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.8%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.             81,491            1,515
ArvinMeritor, Inc.                                      111,512            1,946
Bandag, Inc.                                             28,835            1,286
Cooper Tire & Rubber Co.                                 95,014            1,424
Modine Manufacturing Co.                                 51,064            1,384
Sauer-Danfoss, Inc.                                      74,383            1,552
Superior Industries International, Inc. (a)              40,700              944
Tenneco Automotive, Inc. *                               64,169            1,408
Visteon Corp. *                                         214,603            1,127
Winnebago Industries, Inc. (a)                           52,121            1,632
                                                                     -----------
                                                                          14,218
BANKS 8.1%
--------------------------------------------------------------------------------
1st Source Corp.                                         23,256              615
Accredited Home Lenders Holding Co. *                    32,349            1,699
Alabama National Bancorp                                 26,948            1,873
Amcore Financial, Inc.                                   43,318            1,314
Anchor Bancorp Wisconsin, Inc.                           35,049            1,091
Bancfirst Corp.                                          13,400            1,114
Bancorpsouth, Inc.                                       99,075            2,283
Bank Mutual Corp.                                       103,383            1,155
Bank of the Ozarks, Inc. (a)                             14,214              518
BankAtlantic Bancorp, Inc., Class A                      88,482            1,239
BankUnited Financial Corp., Class A (a)                  46,833            1,316
Boston Private Financial Holdings, Inc.                  40,001            1,222
Brookline Bancorp, Inc.                                  93,022            1,394
Capitol Bancorp Ltd.                                      4,300              191
Central Pacific Financial Co.                            43,700            1,608
Charter Financial Corp.                                   8,641              329
CharterMac                                               82,419            1,817
Chemical Financial Corp.                                 39,439            1,240
Chittenden Corp.                                         60,161            1,707
Citizens Banking Corp. Michigan                          49,123            1,367
City Holding Co.                                          4,800              179
Commercial Capital Bancorp, Inc.                         82,933            1,295
Community Bank System, Inc.                              47,421            1,103
Community Trust Bancorp, Inc.                            15,832              557
Corus Bankshares, Inc.                                   47,672            3,061
CVB Financial Corp.                                     120,323            1,979
Dime Community Bancshares, Inc.                          61,698              913
Downey Financial Corp.                                   41,521            2,719
F.N.B. Corp. (a)                                         76,618            1,290
Fidelity Bankshares, Inc.                                38,816            1,322
First Charter Corp.                                      52,155            1,252
First Citizens BancShares, Inc., Class A                 17,099            3,284
First Commonwealth Financial Corp.                      104,689            1,413
First Community Bancorp                                  25,716            1,546
First Financial Bancorp (a)                              72,503            1,283
First Financial Bankshares, Inc.                         34,221            1,254
First Financial Corp. Indiana                            11,276              316
First Midwest Bancorp, Inc. Illinois                     68,286            2,384
First Niagra Financial Group, Inc.                      184,377            2,544
First Republic Bank                                      39,354            1,494
FirstFed Financial Corp. *                               24,372            1,528
Flagstar Bancorp, Inc.                                   71,461            1,085
Frontier Financial Corp.                                 46,278            1,517
Glacier Bancorp, Inc.                                    47,760            1,518
Gold Banc Corp., Inc.                                    64,513            1,172

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Greater Bay Bancorp                                      84,847            2,201
Hancock Holding Co.                                      53,847            2,208
Hanmi Financial Corp.                                    80,657            1,532
Harbor Florida Bancshares, Inc.                          35,308            1,375
Harleysville National Corp.                              41,808            1,093
Hudson United Bancorp                                    69,545            2,897
Independent Bank Corp. Michigan                          34,242              946
Integra Bank Corp.                                       21,853              483
Irwin Financial Corp.                                    46,881            1,004
MAF Bancorp, Inc.                                        51,924            2,232
Main Street Banks, Inc.                                  32,147              820
MB Financial, Inc.                                       44,932            1,576
Mid-State Bancshares                                     37,695            1,055
National Penn Bancshares, Inc.                           73,771            1,680
NBT Bancorp., Inc.                                       52,981            1,226
NewAlliance Bancshares, Inc.                            150,359            2,189
Northwest Bancorp, Inc.                                  79,433            1,759
Old National Bancorp.                                   105,606            2,210
Oriental Financial Group                                 36,703              505
Pacific Capital Bancorp.                                 67,394            2,479
Park National Corp.                                      15,671            1,837
PFF Bancorp, Inc.                                        38,451            1,217
PrivateBancorp, Inc.                                     32,341            1,223
Prosperity Bancshares, Inc.                              36,900            1,075
Provident Bankshares Corp.                               51,575            1,894
Provident Financial Services, Inc.                      119,531            2,187
Provident New York Bancorp                               34,695              386
R&G Financial Corp., Class B                             48,931              636
Republic Bancorp, Inc.                                  121,475            1,573
S&T Bancorp, Inc.                                        40,327            1,483
Sandy Spring Bancorp, Inc.                               14,822              517
Santander BanCorp                                        63,824            1,631
Signature Bank NY *                                      13,610              414
Simmons First National Corp., Class A                     6,969              197
Sterling Bancshares, Inc. Texas                          74,305            1,245
Sterling Financial Corp. Pennsylvania                    43,378              898
Sterling Financial Corp. Washington                      53,883            1,510
Suffolk Bancorp                                          11,684              420
Susquehanna Bancshares, Inc.                             73,915            1,784
SVB Financial Group *                                    59,036            2,921
Texas Capital Bancshares, Inc. *                         27,994              614
Texas Regional Bancshares, Inc., Class A                 75,472            2,323
Triad Guaranty, Inc. *                                   22,793              957
Trustco Bank Corp. NY (a)                               124,675            1,581
Trustmark Corp.                                          80,763            2,287
UMB Financial Corp.                                      36,502            2,459
Umpqua Holdings Corp.                                    68,608            1,933
United Bankshares, Inc.                                  54,663            2,037
United Community Banks, Inc. Georgia                     55,840            1,558
WesBanco, Inc.                                           35,948            1,070
Westamerica Bancorp. (a)                                 52,530            2,827
Wintrust Financial Corp.                                 34,897            1,874
Zions Bancorp                                               386               31
                                                                     -----------
                                                                         141,169
CAPITAL GOODS 9.2%
--------------------------------------------------------------------------------
A.O. Smith Corp., Class B                                48,501            2,090
Actuant Corp., Class A                                   41,796            2,393
Acuity Brands, Inc.                                      66,532            2,521
AGCO Corp. *                                            141,475            2,548
Albany International Corp., Class A                      54,871            2,030
American Woodmark Corp.                                  24,836              776
Applied Industrial Technologies, Inc.                    48,176            2,048
Armor Holdings, Inc. *                                   51,936            2,476
Aviall, Inc. *                                           48,799            1,687
Baldor Electric Co.                                      50,973            1,523
Barnes Group, Inc.                                       38,333            1,452
BE Aerospace, Inc. *                                     89,014            1,871
Bucyrus International, Inc., Class A                     31,365            1,919
Ceradyne, Inc. (a)*                                      37,620            2,153
Clarcor, Inc.                                            79,718            2,717
Crane Co.                                                94,017            3,509
Curtiss-Wright Corp.                                     33,562            1,992
DHB Industries, Inc. *                                   34,812              171
DRS Technologies, Inc.                                   41,443            2,059
EDO Corp.                                                28,745              794
ElkCorp.                                                 31,569            1,110
EMCOR Group, Inc. *                                      24,901            2,042
EnerSys (a)*                                             70,313              979
Engineered Support Systems, Inc.                         62,491            2,688
EnPro Industries, Inc. *                                 32,969            1,012
ESCO Technologies, Inc. *                                43,988            2,162
Esterline Technologies Corp. *                           38,200            1,580
Federal Signal Corp.                                     77,416            1,373
Flowserve Corp. *                                        86,629            3,983
Franklin Electric Co., Inc.                              34,087            1,534
Gardner Denver, Inc. *                                   38,300            2,026
GATX Corp.                                               81,695            3,244
GenCorp, Inc. *                                          78,600            1,574
Genlyte Group, Inc. *                                    45,300            2,620

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
GrafTech International Ltd. *                            86,915              649
Granite Construction, Inc.                               64,901            2,627
Griffon Corp. *                                          48,590            1,147
Hexcel Corp. *                                           83,795            1,749
Jacuzzi Brands, Inc. *                                  116,861            1,109
JLG Industries, Inc.                                     75,000            4,086
Kaydon Corp. (a)                                         44,235            1,479
Kennametal, Inc.                                         55,498            3,247
Lennox International, Inc.                               97,421            3,113
Lincoln Electric Holdings, Inc.                          64,671            2,879
McDermott International, Inc. *                         107,475            5,589
Moog, Inc., Class A *                                    57,855            1,939
Mueller Industries, Inc.                                 54,847            1,592
NACCO Industries, Inc., Class A                          12,602            1,724
NCI Building Systems, Inc. *                             32,106            1,628
Nordson Corp.                                            44,104            2,003
Quanta Services, Inc. (a)*                              201,564            2,792
Regal Beloit Corp.                                       37,606            1,387
Sequa Corp., Class A *                                   16,914            1,379
Simpson Manufacturing Co., Inc. (b)                      72,468            2,804
Stewart & Stevenson Services, Inc.                       47,391            1,231
Surebeam Corp., Class A *                               132,000               --
Tecumseh Products Co., Class A                           29,407              746
Teledyne Technologies, Inc. *                            49,400            1,614
The Manitowoc Co., Inc.                                  44,287            2,945
The Shaw Group, Inc. *                                  123,985            4,416
Tredegar Corp.                                           60,275              900
Trex Co., Inc. (a)*                                      21,900              547
Trinity Industries, Inc.                                 56,568            2,888
Triumph Group, Inc. *                                    25,569            1,081
UAP Holding Corp.                                        23,771              503
United Rentals, Inc. (a)*                               119,975            3,516
Universal Forest Products, Inc.                          26,426            1,513
URS Corp. *                                              69,911            2,991
USG Corp. (a)*                                           64,943            6,183
Valmont Industries, Inc.                                 39,547            1,584
Wabash National Corp.                                    48,368            1,032
Wabtec Corp.                                             69,321            2,188
Walter Industries, Inc. (a)                              57,414            3,631
Watsco, Inc.                                             35,995            2,546
Watts Water Technologies, Inc., Class A                  51,400            1,731
WESCO International, Inc. *                              71,676            3,435
Woodward Governor Co.                                    19,118            1,789
                                                                     -----------
                                                                         160,588
COMMERCIAL SERVICES & SUPPLIES 2.9%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                     77,753            1,486
Banta Corp.                                              41,268            2,110
Brady Corp., Class A                                     74,191            2,951
Coinstar, Inc. *                                         38,400              956
Consolidated Graphics, Inc. *                            22,600            1,161
Corrections Corp. of America *                           55,388            2,351
CoStar Group, Inc. *                                     27,094            1,355
DiamondCluster International, Inc., Class A *            56,926              541
FTI Consulting, Inc. *                                   68,508            1,853
G&K Services, Inc., Class A                              30,618            1,217
Heidrick & Struggles International, Inc. *               31,660            1,062
IKON Office Solutions, Inc.                             176,138            2,082
John H. Harland Co.                                      42,260            1,577
Kelly Services, Inc., Class A                            32,564              872
Knoll, Inc.                                              52,147              908
Korn/Ferry International *                               59,500            1,176
Labor Ready, Inc. *                                      69,376            1,616
Mine Safety Appliances Co.                               55,080            2,194
Navigant Consulting, Inc. *                              72,843            1,655
NCO Group, Inc. *                                        47,352              806
PHH Corp. *                                              80,478            2,319
Resources Connection, Inc. *                             71,746            1,951
Rollins, Inc.                                           113,415            2,437
School Specialty, Inc. *                                 29,600            1,111
SIRVA, Inc. *                                           107,519              870
TeleTech Holdings, Inc. *                               126,536            1,475
Tetra Tech, Inc. *                                       52,803              884
The Advisory Board Co. *                                 28,000            1,399
The Standard Register Co.                                12,100              220
United Stationers, Inc. *                                51,428            2,573
Viad Corp.                                               36,668            1,044
Waste Connections, Inc. (b)*                             72,989            2,550
Watson Wyatt & Co., Holdings                             54,393            1,656
                                                                     -----------
                                                                          50,418
CONSUMER DURABLES & APPAREL 3.2%
--------------------------------------------------------------------------------
Alliance Gaming Corp. *                                  85,169            1,295
American Greetings Corp., Class A (a)                   111,754            2,281
Blount International, Inc. *                             47,175              757
Blyth, Inc.                                              64,116            1,391
Brookfield Homes Corp. (a)                               37,434            1,933
Brown Shoe Co., Inc.                                     26,900            1,211
Callaway Golf Co.                                        96,381            1,473
Carter's, Inc. *                                         43,029            2,926
Champion Enterprises, Inc. *                            115,399            1,582

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Ethan Allen Interiors, Inc. (a)                          55,645            2,366
Furniture Brands International, Inc.                     85,832            2,065
Helen of Troy Ltd. *                                     45,582              873
Jarden Corp. *                                           63,971            1,576
K-Swiss, Inc., Class A                                   45,400            1,437
K2, Inc. *                                               48,468              577
Kellwood Co.                                             40,528              981
Kimball International, Inc., Class B                     55,855              785
La-Z-Boy, Inc. (a)                                       80,391            1,314
Leapfrog Enterprises, Inc. (a)*                          93,455            1,060
Levitt Corp., Class A                                    26,188              640
M/I Homes, Inc.                                          21,726              866
Marine Products Corp.                                    26,877              295
Maytag Corp. (a)                                        120,419            2,074
Nautilus Group, Inc. (a)                                 48,396              791
Oakley, Inc. (a)                                        101,494            1,588
Oxford Industries, Inc.                                  24,000            1,090
Phillips-Van Heusen Corp.                                60,675            2,192
RC2 Corp. *                                              26,121              911
Russell Corp.                                            51,200              782
SCP Pool Corp.                                           68,300            2,724
Skechers U.S.A., Inc., Class A *                         56,178            1,087
Technical Olympic USA, Inc. (a)                          83,266            1,890
The Warnaco Group, Inc. *                                68,963            1,712
The Yankee Candle Co., Inc. (a)                          67,427            1,692
Tupperware Corp. (a)                                     89,076            1,978
WCI Communities, Inc. (a)*                               66,600            1,834
William Lyon Homes (a)*                                  13,177            1,353
Wolverine World Wide, Inc.                               87,265            2,099
                                                                     -----------
                                                                          55,481
CONSUMER SERVICES 4.0%
--------------------------------------------------------------------------------
AFC Enterprises, Inc. *                                  41,917              662
Ameristar Casinos, Inc.                                  89,790            2,019
Aztar Corp. *                                            54,200            1,673
Bluegreen Corp. *                                        43,588              703
Bob Evans Farms, Inc.                                    40,445            1,080
Bright Horizons Family Solutions, Inc. *                 44,724            1,748
CEC Entertainment, Inc. (b)*                             55,991            2,017
Cedar Fair L.P. *                                        51,763            1,458
Churchill Downs, Inc.                                    20,324              812
CKE Restaurants, Inc. (a)                                85,450            1,337
Corinthian Colleges, Inc. *                             141,593            1,795
DeVry, Inc. (a)*                                        109,400            2,515
Domino's Pizza, Inc.                                     82,035            2,044
Educate, Inc. *                                          18,438              230
Gaylord Entertainment Co. *                              59,934            2,577
Great Wolf Resorts, Inc. *                               30,742              319
IHOP Corp.                                               33,472            1,646
Isle of Capri Casinos, Inc. (a)*                         46,292            1,317
Jack in the Box, Inc. *                                  60,436            2,403
Jackson Hewitt Tax Service, Inc.                         62,312            1,574
Landry's Restaurants, Inc.                               34,107            1,045
Life Time Fitness, Inc. *                                33,955            1,310
Lone Star Steakhouse & Saloon, Inc.                      30,249              819
Matthews International Corp., Class A                    48,966            1,831
P.F. Chang's China Bistro, Inc. (a)*                     40,200            2,061
Panera Bread Co., Class A *                              47,322            3,223
Papa John's International, Inc. *                        55,652            1,933
Pinnacle Entertainment, Inc. *                           61,603            1,775
Pre-Paid Legal Services, Inc. (a)                        24,671              942
Rare Hospitality International, Inc. *                   53,116            1,676
Red Robin Gourmet Burgers, Inc. (a)*                     25,000              992
Regis Corp.                                              65,500            2,538
Ruby Tuesday, Inc. (a)                                   98,363            2,814
Ryan's Restaurant Group, Inc. *                          68,990              902
Shuffle Master, Inc. *                                   52,002            1,321
Sotheby's Holdings, Inc., Class A *                     104,676            2,082
Speedway Motorsports, Inc.                               53,729            1,921
Stewart Enterprises, Inc., Class A                      171,003              947
Strayer Education, Inc.                                  23,085            2,044
Texas Roadhouse, Inc., Class A *                        109,830            1,704
Triarc Cos., Class B                                    109,068            1,806
Universal Technical Institute, Inc. *                    29,095            1,063
Vail Resorts, Inc. *                                     53,900            1,638
WMS Industries, Inc. (a)*                                46,967            1,230
                                                                     -----------
                                                                          69,546
DIVERSIFIED FINANCIALS 1.8%
--------------------------------------------------------------------------------
Advanta Corp., Class A                                   13,339              434
Asset Acceptance Capital Corp. *                         55,299            1,349
Blackrock, Inc., Class A                                 30,814            4,092
Cash America International, Inc.                         44,470            1,178
Cohen & Steers, Inc.                                     31,675              678
CompuCredit Corp. (a)*                                   76,489            3,072
Credit Acceptance Corp. (a)*                             32,698              654
Financial Federal Corp.                                  25,681            1,149
GAMCO Investors, Inc., Class A (a)                       38,069            1,698

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Greenhill & Co., Inc. (a)                                45,682            2,612
Investment Technology Group, Inc. *                      71,197            3,202
Knight Capital Group, Inc., Class A *                   159,550            1,817
LaBranche & Co., Inc. (a)*                               93,781            1,074
Nelnet, Inc., Class A (b)*                               79,748            3,278
Piper Jaffray Cos. *                                     30,339            1,360
Portfolio Recovery Associates, Inc. (a)*                 26,600            1,310
Waddell & Reed Financial, Inc., Class A                 129,350            2,882
                                                                     -----------
                                                                          31,839
ENERGY 8.0%
--------------------------------------------------------------------------------
Alliance Resource Partners L.P.                          53,872            2,047
Atwood Oceanics, Inc. *                                  23,624            2,295
Berry Petroleum Co., Class A                             34,932            2,776
Bill Barrett Corp. *                                     64,823            2,489
BP Prudhoe Bay Royalty Trust (a)                         33,544            2,378
Buckeye Partners L.P. (a)*                               45,355            2,046
Cabot Oil & Gas Corp.                                    73,902            3,811
CARBO Ceramics, Inc.                                     37,542            2,529
Cimarex Energy Co. (b)*                                 123,687            5,635
Comstock Resources, Inc. *                               57,921            1,853
Dorchester Minerals L.P. (a)*                            23,720              658
Enbridge Energy Management LLC (a)*                      17,179              816
Encore Acquisition Co. *                                 76,720            2,773
Energy Partners, Ltd. *                                  51,107            1,435
Foundation Coal Holdings, Inc.                           69,624            3,095
Frontier Oil Corp.                                       89,184            4,226
Global Industries Ltd. *                                168,471            2,359
Grey Wolf, Inc. (a)*                                    300,503            2,644
Hanover Compressor Co. (a)*                             148,758            2,463
Holly Corp.                                              47,370            3,486
Houston Exploration Co. *                                42,988            2,669
Hugoton Royalty Trust (a)                                50,823            1,958
Hydril Co. *                                             34,423            2,835
Inergy, L.P. (a)*                                        38,983            1,049
KCS Energy, Inc. *                                       76,744            2,228
Key Energy Services, Inc. *                             216,231            3,416
KFX, Inc. (a)*                                           55,886            1,123
Lone Star Technologies, Inc. *                           43,076            2,451
Magellan Midstream Partners (a)                          84,768            2,737
Maverick Tube Corp. *                                    66,691            3,191
Natural Resource Partners L.P. (a)                       21,966            1,186
NS Group, Inc. *                                         34,792            1,573
Occidental Petroleum Corp.                               41,664            4,071
Oceaneering International, Inc. *                        37,430            2,224
Offshore Logistics, Inc. *                               37,843            1,359
Oil States International, Inc. *                         73,380            3,001
OMI Corp.                                               124,999            2,195
Pacific Energy Partners L.P. (a)                         28,290              879
Penn Virginia Corp.                                      27,093            1,772
Penn Virginia Resource Partners, L.P. (a)*               20,538            1,265
Petroleum Development Corp. *                            26,944            1,155
Range Resources Corp.                                   168,024            5,019
Remington Oil & Gas Corp. *                              42,096            1,886
Resource America, Inc., Class A                          27,951              503
RPC, Inc.                                                84,486            2,796
Seacor Holdings, Inc. *                                  36,557            2,715
St. Mary Land & Exploration Co.                          89,860            3,922
Stone Energy Corp. *                                     41,812            2,091
Superior Energy Services, Inc. *                        114,690            3,114
Swift Energy Co. *                                       44,729            2,211
TC Pipelines L.P. (a)*                                   27,461              913
Tetra Technologies, Inc. *                               51,478            2,043
Todco, Class A *                                         92,377            4,120
Universal Compression Holdings, Inc. *                   48,587            2,332
Valero L.P. (a)*                                         10,283              527
Veritas DGC, Inc. (a)*                                   53,765            2,423
W-H Energy Services, Inc. *                              43,764            2,113
Whiting Petroleum Corp. *                                44,669            2,068
World Fuel Services Corp.                                34,681            1,195
                                                                     -----------
                                                                         138,142
FOOD & STAPLES RETAILING 0.6%
--------------------------------------------------------------------------------
Casey's General Stores, Inc.                             80,498            2,049
Longs Drug Stores Corp.                                  63,035            2,205
Performance Food Group Co. (a)*                          57,768            1,593
sRuddick Corp.                                           71,382            1,650
United Natural Foods, Inc. *                             48,149            1,557
Weis Markets, Inc.                                       41,562            1,743
                                                                     -----------
                                                                          10,797
FOOD, BEVERAGE & TOBACCO 1.2%
--------------------------------------------------------------------------------
Chiquita Brands International, Inc. (a)                  64,000            1,159
Delta & Pine Land Co.                                    54,984            1,294
Farmer Brothers Co.                                       4,363               91
Flowers Foods, Inc.                                      84,928            2,336
Gold Kist, Inc. *                                        54,909              830
Lancaster Colony Corp.                                   54,697            2,268
Ralcorp Holdings, Inc. *                                 45,866            1,803
Sanderson Farms, Inc.                                    31,569              884

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Seaboard Corp. (b)                                        2,079            3,056
The Hain Celestial Group, Inc. *                         56,154            1,309
Tootsie Roll Industries, Inc.                            66,171            1,922
Universal Corp.                                          40,000            1,890
Vector Group Ltd.                                        72,418            1,316
                                                                     -----------
                                                                          20,158
HEALTH CARE EQUIPMENT & SERVICES 6.9%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. *                          99,294            4,427
Alliance Imaging, Inc. *                                 75,290              355
American Medical Systems Holdings, Inc. *               102,764            2,329
Amsurg Corp. *                                           47,558            1,032
Analogic Corp.                                           22,387            1,243
Apria Healthcare Group, Inc. *                           76,366            1,861
Arrow International, Inc.                                66,700            2,134
Arthrocare Corp. *                                       31,874            1,428
Beverly Enterprises, Inc. *                             165,459            2,020
Bio-Rad Laboratories, Inc., Class A *                    39,731            2,678
Biosite, Inc. (a)*                                       23,322            1,164
Bruker BioSciences Corp. *                               43,500              214
Centene Corp. *                                          62,090            1,632
Cerner Corp. (a)*                                       114,550            5,155
Chemed Corp.                                             37,606            1,999
Conmed Corp. *                                           47,704            1,128
Cyberonics (a)*                                          38,996            1,170
Dendrite International, Inc. *                           66,922              972
Diagnostic Products Corp.                                44,311            2,251
Eclipsys Corp. *                                         69,364            1,530
eResearch Technology, Inc. (a)*                          74,991            1,340
Foxhollow Technologies, Inc. (a)*                        35,300              949
Genesis HealthCare Corp. *                               32,984            1,209
Haemonetics Corp. *                                      41,800            2,174
HealthExtras, Inc. *                                     57,000            1,875
Healthways, Inc. *                                       49,866            2,228
Hologic, Inc. (a)*                                       67,940            3,496
Immucor, Inc. *                                          71,437            2,147
Integra LifeSciences Holdings Corp. *                    44,648            1,741
Intermagnetics General Corp. *                           43,353            1,749
Intuitive Surgical, Inc. (b)*                            49,955            6,876
Invacare Corp.                                           47,186            1,632
Kindred Healthcare, Inc. *                               54,813            1,255
Kyphon, Inc. *                                           63,651            2,646
Laserscope (a)*                                          33,260              897
LifePoint Hospitals, Inc. (b)*                           81,441            2,512
Magellan Health Services, Inc. *                         49,963            1,823
Mentor Corp. (b)                                         64,433            2,900
Molina Healthcare, Inc. *                                44,813            1,186
Owens & Minor, Inc.                                      61,646            1,930
Parexel International Corp. *                            43,237            1,054
Pediatrix Medical Group, Inc. (b)*                       37,526            3,290
PolyMedica Corp.                                         18,532              736
PSS World Medical, Inc. *                               100,094            1,777
Psychiatric Solutions, Inc. *                            65,060            2,146
SFBC International, Inc. *                               24,874              548
Sierra Health Services, Inc. (a)(b)*                     87,456            3,465
Steris Corp.                                            112,792            3,045
Sunrise Senior Living, Inc. (a)*                         65,322            2,374
Sybron Dental Specialties, Inc. *                        59,259            2,524
Symmetry Medical, Inc. *                                 46,857              997
Thoratec Corp. *                                         88,480            2,239
United Surgical Partners International, Inc. *           65,778            2,550
Varian, Inc. *                                           56,513            2,168
VCA Antech, Inc. (b)*                                   124,470            3,444
Ventana Medical Systems, Inc. *                          54,500            2,199
Ventiv Health, Inc. *                                    39,444            1,005
WellCare Health Plans, Inc. *                            57,313            2,317
West Pharmaceutical Services, Inc.                       46,650            1,424
Wright Medical Group, Inc. *                             49,600            1,107
                                                                     -----------
                                                                         119,696
HOUSEHOLD & PERSONAL PRODUCTS 0.8%
--------------------------------------------------------------------------------
Central Garden & Pet Co. *                               29,096            1,442
Chattem, Inc. *                                          32,653            1,308
Elizabeth Arden, Inc. *                                  41,859              885
Ionatron, Inc. (a)*                                      76,735              772
Manatech, Inc. (a)                                       39,844              569
NBTY, Inc. *                                            103,860            2,149
Nu Skin Enterprises, Inc., Class A                      103,089            2,006
Revlon, Inc. *                                          588,763            2,037
USANA Health Sciences, Inc. (a)*                         29,086            1,167
WD-40 Co.                                                27,352              859
                                                                     -----------
                                                                          13,194
INSURANCE 3.8%
--------------------------------------------------------------------------------
21st Century Insurance Group                            126,896            2,061
Alfa Corp.                                              156,099            2,652
Arch Capital Group Ltd. *                                51,588            2,803
Argonaut Group, Inc. *                                   46,100            1,639
Baldwin & Lyons, Inc., Class B                            8,444              212
Bristol West Holdings, Inc.                              41,232              752
CNA Surety Corp. *                                       71,600            1,152
Covanta Holding Corp. *                                 142,955            2,473

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Delphi Financial Group, Inc., Class A                    51,722            2,465
FBL Financial Group, Inc., Class A                       47,368            1,580
Great American Financial Resources, Inc.                 88,165            2,015
Harleysville Group, Inc.                                 53,942            1,487
Hilb, Rogal & Hobbs Co.                                  54,619            2,124
Horace Mann Educators Corp.                              70,900            1,389
Infinity Property & Casualty Corp.                       33,561            1,295
Kansas City Life Insurance Co.                           20,870            1,052
Landamerica Financial Group, Inc.                        30,845            2,035
National Financial Partners Corp.                        55,278            2,958
National Western Life Insurance Co., Class A *            5,594            1,208
Odyssey Re Holdings Corp. (a)                           104,814            2,582
Ohio Casualty Corp.                                     101,777            3,068
Philadelphia Consolidated Holding Corp. (b)*             35,419            3,441
ProAssurance Corp. *                                     48,289            2,472
RLI Corp.                                                41,340            2,259
Selective Insurance Group, Inc.                          46,050            2,671
State Auto Financial Corp.                               66,174            2,546
Stewart Information Services Corp.                       27,927            1,493
The Midland Co.                                          30,979            1,155
The Phoenix Cos., Inc. (a)                              155,172            2,342
UICI                                                     69,731            2,547
United Fire & Casualty Co.                               34,300            1,407
Universal American Financial Corp. *                     89,527            1,474
USI Holdings Corp. *                                     81,071            1,141
Zenith National Insurance Corp.                          49,545            2,739
                                                                     -----------
                                                                          66,689
MATERIALS 4.9%
--------------------------------------------------------------------------------
Albemarle Corp.                                          69,819            3,056
AMCOL International Corp.                                46,576            1,257
Aptargroup, Inc. (b)                                     57,997            3,273
Arch Chemicals, Inc.                                     37,275            1,156
Carpenter Technology Corp.                               37,777            3,421
Century Aluminum Co. *                                   47,074            1,604
Chemtura Corp. (b)                                      366,090            4,602
Cleveland-Cliffs, Inc. (a)                               31,946            3,445
Coeur d'Alene Mines Corp. *                             347,500            1,800
Compass Minerals International, Inc.                     47,230            1,163
Eagle Materials, Inc. (b)                                27,873            4,540
Ferro Corp.                                              62,201            1,224
FMC Corp. (b)*                                           58,253            3,287
Georgia Gulf Corp.                                       52,624            1,800
Gibraltar Industries, Inc.                               44,711            1,209
Glatfelter                                               72,680            1,034
Graphic Packaging Corp. *                               328,644              894
Greif, Inc., Class A                                     37,116            2,417
H.B. Fuller Co.                                          47,383            1,791
Headwaters, Inc. *                                       55,649            1,920
Hecla Mining Co. *                                      135,100              713
Hercules, Inc. *                                        169,914            1,990
MacDermid, Inc.                                          46,280            1,395
Minerals Technologies, Inc.                              32,285            1,804
NL Industries, Inc. (a)                                  78,023            1,051
Olin Corp.                                              101,191            2,074
OM Group, Inc. *                                         44,462              956
Oregon Steel Mills, Inc. *                               52,241            2,151
PolyOne Corp. *                                         151,784            1,087
Quanex Corp.                                             40,839            2,537
Reliance Steel & Aluminum Co.                            48,307            3,840
Schnitzer Steel Industries, Inc., Class A (a)            48,991            1,638
Sensient Technologies Corp.                              74,547            1,413
Silgan Holdings, Inc.                                    61,392            2,324
Spartech Corp.                                           48,885            1,175
Stillwater Mining Co. *                                 147,127            2,133
Symyx Technologies, Inc. *                               47,700            1,319
Terra Industries, Inc. (a)*                             153,500            1,059
Texas Industries, Inc.                                   34,151            1,838
USEC, Inc.                                              125,199            1,914
W.R. Grace & Co. *                                       97,700            1,218
Wausau-Mosinee Paper Corp.                               79,202            1,010
Worthington Industries, Inc.                            137,735            2,841
                                                                     -----------
                                                                          84,373
MEDIA 2.1%
--------------------------------------------------------------------------------
Advo, Inc.                                               46,050            1,514
Arbitron, Inc.                                           49,217            1,954
Catalina Marketing Corp. (a)                             84,622            1,891
Cox Radio, Inc., Class A *                               67,472              951
Crown Media Holdings, Inc., Class A *                    25,696              235
Cumulus Media, Inc., Class A (a)*                        85,560            1,130
Emmis Communications Corp., Class A (a)*                 54,139              963
Entercom Communications Corp.                            69,809            2,108
Fisher Communications, Inc. *                             2,100               90
Gray Television, Inc.                                    79,673              706
Hearst-Argyle Television, Inc.                           71,334            1,703

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Hollinger International, Inc., Class A                  134,680            1,218
Journal Communications, Inc., Class A                   122,127            1,461
Journal Register Co.                                     64,734              920
Martha Stewart Living Omnimedia, Class A (a)*            81,100            1,477
Media General, Inc., Class A                             35,277            1,688
Mediacom Communications Corp., Class A *                196,771            1,183
Primedia, Inc. (a)*                                     412,119              828
ProQuest Co. *                                           43,569            1,296
Radio One, Inc., Class A *                              164,537            1,790
Readers Digest Association, Inc., Class A               147,171            2,339
Salem Communications Corp., Class A *                    41,928              643
Scholastic Corp. *                                       60,288            1,812
Sinclair Broadcast Group, Inc., Class A                 141,487            1,126
Spanish Broadcasting System, Class A *                   98,506              558
The Liberty Corp.                                        28,289            1,340
Triple Crown Media, Inc. *                                7,967               61
Valassis Communications, Inc. (b)*                       78,762            2,197
Value Line, Inc.                                         17,105              594
World Wrestling Entertainment, Inc.                      94,294            1,381
                                                                     -----------
                                                                          37,157
OTHER 0.0%
--------------------------------------------------------------------------------
Mascotech, Inc. (Escrow Shares)                         107,500               --

PHARMACEUTICALS & BIOTECHNOLOGY 4.2%
--------------------------------------------------------------------------------
aaiPharma, Inc. *                                        12,600               --
Abgenix, Inc. (a)*                                      139,245            3,073
Alexion Pharmaceuticals, Inc. (a)*                       41,356            1,192
Alkermes, Inc. (a)*                                     140,224            3,413
Alpharma, Inc., Class A                                  79,891            2,672
Andrx Corp. *                                           108,155            1,898
Applera Corp. - Celera Genomics Group *                 120,958            1,423
Atherogenics, Inc. (a)*                                  56,500            1,003
Cambrex Corp.                                            43,242              956
Connetics Corp. *                                        52,703              790
CV Therapeutics, Inc. (a)*                               52,307            1,287
Encysive Pharmaceuticals, Inc. *                         52,943              501
Enzo Biochem, Inc. *                                     52,193              681
First Horizon Pharmaceutical Corp. (a)*                  55,103              926
Human Genome Sciences, Inc. (a)*                        205,140            2,257
ICOS Corp. (a)*                                          96,540            2,399
Idenix Pharmaceuticals, Inc. (a)*                        33,859              770
Incyte Corp. *                                          135,257              689
Kos Pharmaceuticals, Inc. (b)*                           61,130            2,678
KV Pharmaceutical Co., Class A (a)*                      76,401            1,838
Martek Biosciences Corp. *                               47,168            1,358
Medarex, Inc. (a)*                                      138,860            1,941
MGI Pharma, Inc. (b)*                                   111,363            1,856
Myriad Genetics, Inc. *                                  48,680            1,044
Nabi Biopharmaceuticals *                                90,613              342
Nektar Therapeutics (a)*                                130,954            2,593
Neurocrine Biosciences, Inc. *                           55,408            3,367
NitroMed, Inc. (a)*                                      46,434              522
Onyx Pharmaceuticals, Inc. (a)*                          54,114            1,520
OSI Pharmaceuticals, Inc. *                                  32                1
Par Pharmaceutical Cos., Inc. *                          53,100            1,757
PDL BioPharma, Inc. (b)*                                155,921            4,545
Perrigo Co.                                             114,002            1,780
Pharmion Corp. *                                         50,829              847
Salix Pharmaceuticals Ltd. *                             55,200              960
Serologicals Corp. (a)*                                  49,800            1,114
Techne Corp. (b)*                                        63,772            3,625
Telik, Inc. (a)*                                         79,491            1,525
The Medicines Co. *                                      74,857            1,441
Theravance, Inc. *                                       54,044            1,480
United Therapeutics Corp. (a)*                           32,333            2,091
Vertex Pharmaceuticals, Inc. *                          138,194            4,936
ZymoGenetics, Inc. (a)*                                  63,117            1,408
                                                                     -----------
                                                                          72,499
REAL ESTATE 7.3%
--------------------------------------------------------------------------------
Alexander's, Inc. *                                       7,897            1,949
Alexandria Real Estate Equities, Inc.                    31,429            2,774
American Financial Realty Trust                         190,692            2,370
American Home Mortgage Investment Corp. (a)              72,978            2,087
American Real Estate Partners L.P.                       20,101              695
AMLI Residential Properties                              39,808            1,508
Anthracite Capital, Inc.                                 83,413              936
Biomed Property Trust, Inc.                              66,183            1,776
Brandywine Realty Trust                                 120,295            3,783
CarrAmerica Realty Corp.                                 80,716            2,970

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Colonial Properties Trust                                57,841            2,673
Commercial Net Lease Realty                              81,282            1,864
Corporate Office Properties Trust SBI                    56,653            2,294
Cousins Properties, Inc.                                 76,856            2,399
Crescent Real Estate Equity Co.                         147,623            3,128
EastGroup Properties, Inc.                               32,937            1,555
Entertainment Properties Trust                           39,270            1,707
Equity Inns, Inc.                                        81,317            1,285
Equity Lifestyle Properties, Inc.                        35,810            1,647
Equity One, Inc.                                         93,734            2,247
Essex Property Trust, Inc.                               35,995            3,577
FelCor Lodging Trust, Inc.                               93,080            1,849
First Industrial Realty Trust (a)                        61,241            2,393
Getty Realty Corp.                                       38,661            1,103
Glenborough Realty Trust, Inc.                           56,328            1,109
Glimcher Realty Trust (a)                                55,704            1,523
Global Signal, Inc.                                      86,141            4,161
Health Care Real Estate Investment Trust, Inc.(a)        77,307            2,875
Healthcare Realty Trust, Inc.                            69,952            2,451
Heritage Property Investment Trust, Inc. (a)             73,290            2,602
Highwoods Properties, Inc.                               82,783            2,611
Home Properties, Inc. (a)                                47,919            2,198
IMPAC Mortgage Holdings, Inc. (a)                       116,665            1,020
Inland Real Estate Corp.                                 81,739            1,253
Jones Lang LaSalle, Inc.                                 52,100            3,067
Kilroy Realty Corp.                                      44,568            3,012
LaSalle Hotel Properties                                 44,504            1,701
Lexington Corp. Properties Trust (a)                     75,724            1,681
Longview Fibre Co.                                       75,895            1,446
Maguire Properties, Inc.                                 66,833            2,259
MeriStar Hospitality Corp. *                            136,823            1,404
MFA Mortgage Investments, Inc.                          125,920              816
Mid-America Apartment Communities, Inc.                  31,980            1,633
National Health Investors, Inc.                          43,136            1,182
Nationwide Health Properties, Inc. (a)                  102,452            2,343
Newcastle Investment Corp.                               66,017            1,796
Novastar Financial, Inc. (a)                             43,699            1,376
Parkway Properties, Inc.                                 22,100              935
Pennsylvania Real Estate Investment Trust                53,545            2,177
Post Properties, Inc.                                    62,362            2,537
Potlatch Corp. *                                         44,887            2,300
PS Business Parks, Inc.                                  34,224            1,877
RAIT Investment Trust                                    39,573            1,073
Redwood Trust, Inc. (a)                                  36,588            1,590
Saxon Capital, Inc.                                      78,154              933
Senior Housing Properties Trust                         107,347            1,925
Sovran Self Storage, Inc. (a)                            24,628            1,220
Spirit Finance Corp.                                     83,670            1,007
Sun Communities, Inc.                                    29,753              989
Sunstone Hotel Investors, Inc.                           55,730            1,644
Tanger Factory Outlet Centers                            43,034            1,356
Taubman Centers, Inc.                                    78,307            2,940
Tejon Ranch Co. (a)*                                     24,796            1,052
Trammell Crow Co. *                                      54,135            1,538
U-store-It Trust                                         55,444            1,185
W.P. Carey & Co. LLC                                     41,012            1,086
Washington Real Estate Investment Trust (a)              57,619            1,900
                                                                     -----------
                                                                         127,352
RETAILING 5.4%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                  109,029            1,138
Aaron Rents, Inc.                                        76,033            1,829
Aeropostale, Inc. *                                      85,391            2,581
AnnTaylor Stores Corp. *                                108,246            3,607
Bebe Stores (b)                                         140,641            2,838
Big Lots, Inc. *                                        171,098            2,288
Blockbuster, Inc., Class A (a)                          283,923            1,173
Build-A-Bear Workshop, Inc. (a)*                         29,183              944
Building Material Holding Corp.                          21,402            1,694
Burlington Coat Factory Warehouse Corp.                  67,819            3,030
Cabela's, Inc., Class A (a)*                             62,462            1,090
Charming Shoppes, Inc. *                                190,126            2,312
Christopher & Banks Corp.                                55,937            1,107
Coldwater Creek, Inc. *                                 140,146            2,859
Cost Plus, Inc. *                                        32,921              644
CSK Auto Corp. *                                         77,069            1,249
Dick's Sporting Goods, Inc. (a)*                         55,064            2,025
Fred's, Inc. (a)                                         47,178              749
GameStop Corp., Class A (a)*                            116,025            4,677
Genesco, Inc. *                                          32,711            1,274
Group 1 Automotive, Inc. *                               34,140            1,177
GSI Commerce, Inc. (a)*                                  60,646            1,023
Guess?, Inc. *                                           72,187            3,063
Guitar Center, Inc. (a)*                                 39,464            2,118
Hibbett Sporting Goods, Inc. *                           56,175            1,722
Hot Topic, Inc. *                                        70,651            1,015
IAC/InterActiveCorp. *                                   10,785              313
Insight Enterprises, Inc. *                              75,537            1,579

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Jo-Ann Stores, Inc. *                                    34,401              452
Linens 'n Things, Inc. *                                 70,762            1,954
Movie Gallery, Inc.                                      48,682              265
NetFlix, Inc. (a)*                                       85,600            2,358
New York & Co., Inc. *                                   71,672            1,389
Overstock.com, Inc. (a)*                                 30,100              721
Payless Shoesource, Inc. *                              112,566            2,742
Pier 1 Imports, Inc.                                    137,189            1,484
Priceline.com, Inc. *                                    64,242            1,417
Select Comfort Corp. (a)*                                54,437            1,502
Sonic Automotive, Inc.                                   44,861            1,056
Stage Stores, Inc.                                       41,250            1,225
Stein Mart, Inc.                                         69,417            1,151
Talbots, Inc.                                            86,069            2,399
The Buckle, Inc.                                         34,150            1,204
The Cato Corp., Class A                                  51,211            1,106
The Children's Place Retail Stores, Inc. *               40,744            1,784
The Finish Line, Class A                                 75,643            1,358
The Men's Wearhouse, Inc. (b)*                           89,826            3,069
The Pantry, Inc. (b)*                                    33,576            1,838
The Pep Boys-Manny, Moe & Jack                           89,391            1,394
The Sports Authority, Inc. *                             41,100            1,509
Too, Inc. *                                              57,176            1,654
Tractor Supply Co. *                                     51,162            2,613
Tuesday Morning Corp.                                    64,481            1,372
United Auto Group, Inc.                                  46,148            1,767
Zale Corp. (b)*                                          81,259            1,992
                                                                     -----------
                                                                          93,893
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.9%
--------------------------------------------------------------------------------
AMIS Holdings, Inc. *                                   125,998            1,304
Amkor Technology, Inc. (a)*                             262,732            1,479
Applied Micro Circuits Corp. *                          461,563            1,519
Atheros Communications, Inc. (a)*                        69,270            1,361
Atmel Corp. *                                           706,431            2,790
ATMI, Inc. *                                             51,954            1,746
Axcelis Technologies, Inc. *                            165,541            1,046
Brooks Automation, Inc. *                                66,034            1,113
Cabot Microelectronics Corp. *                           39,864            1,324
Conexant Systems, Inc. *                                760,209            2,554
Credence Systems Corp. *                                159,414            1,395
Cree, Inc. (a)*                                         108,896            2,845
Cymer, Inc. *                                            60,930            2,750
Cypress Semiconductor Corp. (a)*                        195,433            3,309
DSP Group, Inc. *                                        47,200            1,385
Entegris, Inc. *                                        151,923            1,595
Exar Corp. *                                             53,218              717
FEI Co. *                                                49,346            1,139
Formfactor, Inc. *                                       57,251            1,707
Integrated Device Technology, Inc. *                    197,821            2,748
Lattice Semiconductor Corp. *                           187,852              851
Micrel, Inc. *                                          146,439            1,797
Microsemi Corp. *                                        93,524            2,847
MKS Instruments, Inc. *                                  88,775            1,931
Omnivision Technologies, Inc. (a)*                       83,773            2,114
ON Semiconductor Corp. *                                414,285            3,111
Photronics, Inc. *                                       58,900            1,063
Power Integrations, Inc. *                               51,207            1,357
RF Micro Devices, Inc. *                                279,677            2,036
Semtech Corp. *                                         113,829            2,195
Sigmatel, Inc. (a)*                                      55,088              704
Silicon Image, Inc. *                                   118,000            1,365
Silicon Laboratories, Inc. *                             83,700            4,121
Skyworks Solutions, Inc. *                              237,871            1,256
Tessera Technologies, Inc. *                             65,089            2,101
Varian Semiconductor Equipment Associates, Inc. *        55,268            2,737
Vitesse Semiconductor Corp. *                           327,762              852
                                                                     -----------
                                                                          68,264
SOFTWARE & SERVICES 8.0%
--------------------------------------------------------------------------------
Advent Software, Inc. *                                  51,014            1,340
Akamai Technologies, Inc. *                             208,157            4,544
Altiris, Inc. *                                          44,345              867
Ansys, Inc. *                                            51,298            2,250
Anteon International Corp. *                             53,340            2,942
aQuantive, Inc. (a)*                                     91,020            2,367
Ariba, Inc. (a)*                                         54,105              505
BearingPoint, Inc. *                                    303,490            2,495
Borland Software Corp. *                                146,391              950
CACI International, Inc., Class A (b)*                   44,331            2,531
CMGI, Inc. *                                            664,676              997
CNET Networks, Inc. *                                   219,028            3,290
CSG Systems International, Inc. *                        86,182            1,962
Digital Insight Corp. (b)*                               58,655            2,104
Digital River, Inc. (a)*                                 50,810            1,706
Digitas, Inc. *                                         129,700            1,698
Earthlink, Inc. *                                       237,354            2,711
eFunds Corp. *                                           67,300            1,587
Epicor Software Corp. *                                  73,952              984
Equinix, Inc. (a)*                                       29,991            1,408
Euronet Worldwide, Inc. (a)*                             54,200            1,749
Factset Research Systems, Inc.                           71,072            2,834
FileNet Corp. *                                          65,297            1,832

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Gartner, Inc. *                                         172,273            2,370
Informatica Corp. *                                     143,296            2,109
Infospace, Inc. *                                        53,041            1,252
infoUSA, Inc. *                                          85,004              932
Internet Security Systems, Inc. *                        74,863            1,596
iPayment, Inc. *                                         20,430              851
j2 Global Communications, Inc. (a)*                      38,892            1,857
Jack Henry & Associates, Inc.                           124,275            2,544
Kanbay International, Inc. *                             50,318              848
Keane, Inc. *                                            96,900            1,049
Kronos, Inc. *                                           49,193            1,933
Lawson Software, Inc. (a)*                              139,352            1,026
Macrovision Corp. *                                      73,451            1,365
Manhattan Associates, Inc. *                             50,749            1,104
ManTech International Corp., Class A *                   41,768            1,168
Marchex, Inc., Class B (a)*                              38,658              940
MAXIMUS, Inc.                                            35,928            1,406
Mentor Graphics Corp. *                                 121,767            1,339
Micros Systems, Inc. *                                   57,600            2,658
MicroStrategy, Inc., Class A *                           24,974            2,400
Midway Games, Inc. (a)*                                 113,991            1,515
MoneyGram International, Inc.                           131,867            3,502
MPS Group, Inc. *                                       165,064            2,346
NetIQ Corp. *                                            90,980            1,196
Netratings, Inc. *                                       32,350              435
Openwave Systems, Inc. (a)*                             100,800            2,173
Parametric Technology Corp. (b)*                        461,510            2,889
Perot Systems Corp., Class A *                          175,619            2,647
Progress Software Corp. *                                60,080            1,728
QAD, Inc.                                                 8,200               66
Quest Software, Inc. *                                  143,478            2,273
RealNetworks, Inc. *                                    257,843            2,076
RSA Security, Inc. *                                    105,421            1,620
S1 Corp. *                                               95,940              400
Salesforce.com, Inc. (b)*                               157,259            6,456
Sapient Corp. *                                         191,488            1,264
Serena Software, Inc. *                                  68,271            1,612
SRA International, Inc., Class A *                       82,160            2,609
Sybase, Inc. (b)*                                       149,862            3,236
Syntel, Inc.                                             31,042              669
Take-Two Interactive Software, Inc. *                   105,542            1,674
The BISYS Group, Inc. *                                 181,733            2,633
THQ, Inc. (a)*                                           97,252            2,553
Transaction Systems Architects, Inc., Class A *          63,261            2,087
Travelzoo, Inc. (a)*                                     24,686              509
Ulticom, Inc. *                                          70,394              712
United Online, Inc.                                     103,967            1,421
Valueclick, Inc. *                                      132,631            2,496
Verint Systems, Inc. *                                   49,628            1,799
WebEx Communications, Inc. (a)*                          65,799            1,598
Websense, Inc. *                                         35,452            2,337
Wind River Systems, Inc. (a)*                           125,125            1,674
                                                                     -----------
                                                                         138,605
TECHNOLOGY HARDWARE & EQUIPMENT 5.9%
--------------------------------------------------------------------------------
3Com Corp. *                                            651,848            2,979
Adaptec, Inc. *                                         182,113              991
Adtran, Inc. (b)                                        123,924            3,635
Advanced Digital Information Corp. *                    107,545            1,077
Aeroflex, Inc. *                                        119,800            1,448
Agilysys, Inc.                                           53,400            1,132
Anixter International, Inc. *                            53,800            2,490
Arris Group, Inc. *                                     132,794            1,562
Avocent Corp. *                                          79,170            2,634
Belden CDT, Inc. (a)                                     75,409            2,044
Benchmark Electronics, Inc. *                            63,113            2,306
Black Box Corp.                                          28,268            1,431
Brocade Communications Systems, Inc. *                  429,198            1,974
Checkpoint Systems, Inc. *                               56,844            1,533
CIENA Corp. *                                           942,683            3,771
Clarent Corp. *                                         105,200                2
Cognex Corp.                                             60,968            1,779
Coherent, Inc. *                                         50,300            1,557
CommScope, Inc. *                                        89,546            1,980
Dionex Corp. *                                           33,772            1,791
Electro Scientific Industries, Inc. *                    44,287            1,128
Electronics for Imaging *                                79,509            2,198
Emulex Corp. *                                          137,008            2,514
Enterasys Networks, Inc. *                                2,667               36
Extreme Networks, Inc. *                                206,755            1,013
F5 Networks, Inc. *                                      57,238            3,703
Foundry Networks, Inc. *                                218,228            3,280
Gateway, Inc. *                                         573,477            1,560
Global Imaging Systems, Inc. *                           35,354            1,250
Harmonic, Inc. *                                        105,897              585
Hutchinson Technology, Inc. (a)*                         39,883            1,104
Imation Corp.                                            58,003            2,629
Inter-Tel, Inc.                                          40,402              876
Interdigital Communications Corp. *                      90,273            2,332
Intergraph Corp. *                                       49,133            1,877
Intermec, Inc. *                                        100,816            3,515

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Ixia *                                                   75,220              948
Kemet Corp. *                                           135,569            1,245
Littelfuse, Inc. *                                       33,699              996
Maxtor Corp. *                                          377,726            3,475
Mercury Computer Systems, Inc. *                         34,900              676
MTS Systems Corp.                                        34,881            1,278
Palm, Inc. (a)*                                          73,780            2,913
Paxar Corp. *                                            58,861            1,190
Plantronics, Inc.                                        73,291            2,565
Polycom, Inc. *                                         147,659            2,862
Powerwave Technologies, Inc. *                          158,408            2,314
Quantum Corp. *                                         127,550              453
Rogers Corp. *                                           25,733            1,212
SafeNet, Inc. (a)*                                       35,647            1,120
Scansource, Inc. *                                       18,910            1,112
Sonus Networks, Inc. (a)*                               381,900            1,787
Sycamore Networks, Inc. *                               429,424            2,126
Synaptics, Inc. *                                        38,832            1,069
SYNNEX Corp. *                                           29,975              558
Taser International, Inc. (a)*                           87,853              825
Technitrol, Inc.                                         66,950            1,363
Tekelec *                                               101,116            1,582
Utstarcom, Inc. (a)*                                    176,473            1,237
Vishay Intertechnology, Inc. *                           15,200              241
                                                                     -----------
                                                                         102,863
TELECOMMUNICATION SERVICES 1.1%
--------------------------------------------------------------------------------
Alamosa Holdings, Inc. *                                219,874            4,120
Arbinet-thexchange, Inc. *                               29,117              191
Centennial Communications Corp. *                       156,709            1,478
Cincinnati Bell, Inc. *                                 372,315            1,303
Commonwealth Telephone Enterprises, Inc.                 34,888            1,164
General Communication, Inc., Class A *                   91,238              990
IDT Corp., Class B *                                     93,679            1,157
InPhonic, Inc. (a)*                                      35,575              300
Iowa Telecommunications Services, Inc.                   47,019              794
Level 3 Communications, Inc. (a)*                     1,037,172            3,889
Premiere Global Services, Inc. *                        117,210            1,054
Price Communications Corp. *                             88,483            1,337
Ubiquitel, Inc. *                                       153,698            1,505
Wireless Facilities, Inc. *                             111,115              593
                                                                     -----------
                                                                          19,875
TRANSPORTATION 2.5%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. (a)*                             127,004            2,151
Alaska Air Group, Inc. *                                 45,250            1,445
Amerco, Inc. *                                           31,576            2,559
AMR Corp. (a)*                                          261,855            5,944
Arkansas Best Corp. (a)                                  37,176            1,591
Continental Airlines, Inc., Class B (a)*                110,078            2,302
Dollar Thrifty Automotive Group, Inc. *                  37,425            1,419
ExpressJet Holdings, Inc. *                              94,388              669
Florida East Coast Industries, Class A                   37,755            1,842
Forward Air Corp.                                        48,978            1,910
Heartland Express, Inc.                                 113,982            2,655
HUB Group, Inc., Class A *                               33,096            1,402
Kansas City Southern *                                  103,803            2,697
Kirby Corp. *                                            36,492            2,048
Knight Transportation, Inc.                             130,467            2,654
Macquaire Infrastructure Co. Trust                       39,173            1,281
Old Dominion Freight Line *                              55,281            1,578
Pacer International, Inc.                                61,736            1,801
SkyWest, Inc.                                            92,821            2,708
Werner Enterprises, Inc.                                120,959            2,607
                                                                     -----------
                                                                          43,263
UTILITIES 2.8%
--------------------------------------------------------------------------------
Allete, Inc.                                             48,941            2,168
Aquila, Inc. *                                          379,259            1,384
Avista Corp.                                             77,880            1,488
Black Hills Corp.                                        48,259            1,718
California Water Service Group                           28,183            1,196
CH Energy Group, Inc.                                    25,405            1,191
Cleco Corp.                                              81,790            1,794
Duquesne Light Holdings, Inc. (a)                       106,855            1,921
Dynegy, Inc., Class A (a)*                              579,523            3,187
El Paso Electric Co. *                                   72,423            1,483
Idacorp, Inc.                                            63,213            2,001
MGE Energy, Inc.                                         31,320            1,081
New Jersey Resources Corp.                               41,421            1,883
Nicor, Inc. (a)                                          67,083            2,744
Northwest Natural Gas Co.                                42,813            1,524
Otter Tail Corp.                                         43,359            1,327
Peoples Energy Corp.                                     58,727            2,186
Piedmont Natural Gas Co.                                119,983            2,910
PNM Resources, Inc.                                      94,743            2,328
Sierra Pacific Resources *                              174,326            2,301
South Jersey Industries                                  42,210            1,241
Southwest Gas Corp.                                      54,855            1,517
The Empire District Electric Co.                         42,273              940
The Laclede Group, Inc.                                  32,284            1,053

SCHWAB SMALL-CAP INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
UIL Holdings Corp.                                       21,550            1,042
Unisource Energy Corp.                                   56,749            1,755
WGL Holdings, Inc.                                       74,306            2,317
                                                                     -----------
                                                                          47,680

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

Brown Brothers
   3.94%, 02/01/06                                         8,395           8,395

U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

U.S. Treasury Bills
   3.91%, 03/16/06                                           955             951

END OF INVESTMENTS.

                                                     FACE AMOUNT        VALUE
SECURITY                                             ($ X 1,000)     ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
13.8% OF NET ASSETS

SSgA Prime Money Market Portfolio                        240,555         240,555

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At January 31, 2006 the tax basis cost of the fund's investments was $1,213,251 and the unrealized gains and losses were $596,998 and ($73,144), respectively.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.

                                             NUMBER OF    CONTRACT    UNREALIZED
                                             CONTRACTS     VALUE        GAINS
FUTURES CONTRACT 0.6% OF NET ASSETS

Russell 2000 Index, e-mini Futures,
Long, expires 03/17/06                             136      10,019           729

 *    Non-income producing security

(a)   All or a portion of security is on loan.

(b) All or a portion of this security is held as collateral for open futures contracts

SCHWAB CAPITAL TRUST
SCHWAB TOTAL STOCK MARKET INDEX FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 98.7%  COMMON STOCK                                  1,042,845       1,272,671

  0.7%  FOREIGN COMMON                                    4,215           8,639
        STOCK

   --%  PREFERRED STOCK                                      64              83

   --%  WARRANTS                                            147              --

   --%  RIGHTS                                               --              --

  0.4%  SHORT-TERM                                        5,449           5,449
        INVESTMENTS
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                             1,052,720       1,286,842

  3.4%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                             43,227          43,227

(3.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (41,054)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,289,015

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 98.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Aftermarket Technology Corp. *                              2,511             53
American Axle & Manufacturing Holdings, Inc.                5,300             99
ArvinMeritor, Inc.                                          4,900             86
Bandag, Inc.                                                  700             31
BorgWarner, Inc.                                            5,400            298
Collins & Aikman Corp. *                                    1,400             --
Cooper Tire & Rubber Co.                                    6,400             96
Dana Corp.                                                 12,800             62
Drew Industries, Inc. *                                     2,400             90
Dura Automotive Systems, Inc., Class A *                   12,100             29
Federal Screw Works                                           250              3
Ford Motor Co.                                            148,736          1,276
General Motors Corp. (a)                                   45,386          1,092
Gentex Corp.                                                4,600             77
Harley-Davidson, Inc.                                      25,500          1,365
Johnson Controls, Inc.                                     15,000          1,039
Keystone Automotive Industries, Inc. *                      1,800             69
Lear Corp.                                                  5,800            147
Midas, Inc. *                                               1,300             25
Modine Manufacturing Co.                                    3,700            100
Monaco Coach Corp.                                          1,200             16
Proliance International, Inc. *                               872              4
Sauer-Danfoss, Inc.                                         3,800             79
Standard Motor Products, Inc.                               2,000             21
Stoneridge, Inc. *                                          1,700             11
Strattec Security Corp. *                                   1,500             63
Superior Industries International, Inc. (a)                   800             19
Tenneco Automotive, Inc. *                                  1,980             43
The Goodyear Tire & Rubber Co. (a)*                        12,500            196
Thor Industries, Inc.                                       4,500            192
Visteon Corp. *                                             5,451             29
Winnebago Industries, Inc. (a)                              2,600             81
Zapata Corp. *                                              8,000             49
                                                                     -----------
                                                                           6,840
BANKS 7.3%
--------------------------------------------------------------------------------
1st Source Corp.                                            1,571             42
Abigail Adams National Bancorp                                550              7
Accredited Home Lenders Holding Co. *                       2,500            131
Aether Holdings, Inc. *                                     1,100              4
Alabama National Bancorp                                    1,600            111
Amcore Financial, Inc.                                      1,200             36
Ameris Bancorp                                              1,800             37
AmSouth Bancorp                                            28,403            784
Anchor Bancorp Wisconsin, Inc.                              3,100             96
Arrow Financial Corp.                                       1,020             28
Associated Banc-Corp.                                      15,500            525
Astoria Financial Corp.                                    10,500            302
Bancfirst Corp.                                               500             42
Bancorpsouth, Inc.                                          7,612            175
BancTrust Financial Group, Inc.                             1,100             23
Bank Mutual Corp.                                           6,168             69
Bank of America Corp. (b)                                 390,937         17,291
Bank of Hawaii Corp.                                        3,500            183
Bank of the Ozarks, Inc. (a)                                2,800            102
BankAtlantic Bancorp, Inc., Class A                         2,200             31

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
BankUnited Financial Corp., Class A                         2,200             62
Banner Corp.                                                1,200             39
Bay View Capital Corp. *                                      506              9
BB&T Corp.                                                 46,386          1,811
Berkshire Bancorp, Inc.                                     3,600             60
Berkshire Hills Bancorp, Inc.                               1,400             46
BOK Financial Corp.                                         4,540            207
Boston Private Financial Holdings, Inc.                     2,129             65
Brookline Bancorp, Inc.                                     2,405             36
Bryn Mawr Bank Corp.                                        1,400             30
Camco Financial Corp.                                         700             10
Camden National Corp.                                         700             26
Capital City Bank Group, Inc.                               1,875             67
Capital Crossing Bank *                                     2,000             70
Capitol Bancorp Ltd.                                        1,500             67
Capitol Federal Financial (a)                               6,920            222
Cascade Bancorp                                             2,655             69
Cathay General Bancorp, Inc.                                3,200            114
Cavalry Bancorp, Inc.                                         500             12
Central Coast Bancorp *                                     1,830             46
Central Pacific Financial Co.                               3,400            125
Century Bancorp Inc., Class A                                 800             23
Charter Financial Corp.                                       900             34
CharterMac                                                  3,900             86
Chemical Financial Corp.                                    1,383             43
Chittenden Corp.                                            2,272             64
Citizens Banking Corp. Michigan                             4,590            128
Citizens First Bancorp, Inc.                                  700             18
Citizens South Banking Corp.                                1,000             12
City Holding Co.                                            1,800             67
City National Corp.                                         3,100            232
Coastal Financial Corp.                                     3,337             48
Columbia Bancorp *                                            700             30
Columbia Banking System, Inc. *                             1,951             63
Comerica, Inc.                                             13,496            749
Commerce Bancorp, Inc. N.J. (a)                            11,320            379
Commerce Bancshares, Inc.                                  13,331            674
Commercial Capital Bancorp, Inc.                            5,362             84
Community Bank System, Inc.                                 1,400             33
Community Trust Bancorp, Inc.                               2,487             87
Compass Bancshares, Inc.                                   11,400            555
Corus Bankshares, Inc.                                      2,000            128
Countrywide Financial Corp.                                45,000          1,505
Cullen/Frost Bankers, Inc.                                  3,300            177
CVB Financial Corp.                                         5,284             87
Dime Community Bancshares, Inc.                             3,375             50
Doral Financial Corp.                                       9,900            108
Downey Financial Corp.                                      2,000            131
East West Bancorp, Inc.                                     2,600             96
Exchange National Bancshares, Inc.                            750             23
F.N.B. Corp.                                                2,639             44
Fannie Mae                                                 81,400          4,716
Fidelity Bankshares, Inc.                                   2,899             99
Fifth Third Bancorp                                        42,601          1,600
First Bancorp Puerto Rico                                   4,200             54
First Busey Corp.                                           1,500             31
First Charter Corp.                                         3,500             84
First Citizens BancShares, Inc., Class A                      300             58
First Commonwealth Financial Corp.                          2,504             34
First Financial Bancorp (a)                                 1,839             33
First Financial Bankshares, Inc.                            2,000             73
First Financial Corp. Indiana                                 600             17
First Financial Holdings, Inc.                              1,400             43
First Horizon National Corp. (b)                           10,800            409
First M&F Corp.                                             1,000             35
First Merchants Corp.                                       1,041             27
First Midwest Bancorp, Inc. Illinois                        3,125            109
First Niagra Financial Group, Inc.                          7,670            106
First Oak Brook Bancshares, Inc.                            1,500             41
First Place Financial Corp.                                 2,900             70
First Republic Bank                                         1,200             46
First United Corp.                                          2,200             47
FirstFed Financial Corp. *                                    400             25
FirstMerit Corp.                                            7,300            184
Flagstar Bancorp, Inc.                                      6,200             94
Flushing Financial Corp.                                    3,300             53
Freddie Mac                                                57,700          3,916
Fremont General Corp.                                       6,200            152
Frontier Financial Corp.                                    1,050             34
Fulton Financial Corp.                                     13,977            251
Glacier Bancorp, Inc.                                       2,465             78
Gold Banc Corp., Inc.                                       1,400             25
Golden West Financial Corp.                                23,800          1,681
Great Southern Bancorp, Inc.                                1,400             40
Greater Bay Bancorp                                         5,406            140
Hancock Holding Co.                                         2,100             86
Harbor Florida Bancshares, Inc.                             1,100             43
Harleysville National Corp.                                 1,214             32
Heritage Financial Corp/WA                                    735             18
Home Federal Bancorp                                          800             20
Horizon Financial Corp.                                     2,156             54
Hudson City Bancorp, Inc.                                  48,731            605

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Hudson United Bancorp                                       3,240            135
Huntington Bancshares, Inc. (a)                            18,290            424
IBERIABANK Corp.                                              875             48
Independence Community Bank Corp.                           6,600            264
Independent Bank Corp. Michigan                             1,717             47
Independent Bank Corp/Rockland MA                           1,000             29
IndyMac Bancorp, Inc.                                       3,400            139
Integra Bank Corp.                                          1,225             27
Interchange Financial Services Corp.                        1,575             29
International Bancshares Corp.                              4,577            134
Irwin Financial Corp.                                       3,700             79
ITLA Capital Corp. *                                          700             33
KeyCorp.                                                   34,300          1,214
Lakeland Financial Corp.                                    1,100             49
M&T Bank Corp.                                              8,962            971
MAF Bancorp, Inc.                                           2,028             87
Main Street Banks, Inc.                                     1,000             25
MainSource Financial Group, Inc.                            1,653             32
Marshall & Ilsley Corp. (a)                                19,150            803
MASSBANK Corp.                                              1,500             49
MB Financial, Inc.                                          1,800             63
Mercantile Bankshares Corp.                                 8,361            317
Merchants Bancshares, Inc.                                    750             18
MGIC Investment Corp.                                       9,300            614
Mid-State Bancshares                                        3,500             98
Midwest Banc Holdings, Inc.                                 1,300             31
MutualFirst Financial, Inc.                                 2,000             43
Nara Bancorp, Inc.                                          4,000             72
National City Corp.                                        56,821          1,942
National Penn Bancshares, Inc.                              1,415             32
NBT Bancorp., Inc.                                          1,400             32
Netbank, Inc.                                               3,300             25
New York Community Bancorp, Inc. (a)                       22,697            387
NewMil Bancorp, Inc.                                        1,000             30
North Fork Bancorp, Inc.                                   38,411            988
North Valley Bancorp                                        1,500             26
Northrim BanCorp, Inc.                                      2,500             58
Northway Financial, Inc.                                      200              7
Northwest Bancorp, Inc.                                     5,000            111
Oak Hill Financial, Inc.                                    1,000             32
OceanFirst Financial Corp.                                  1,050             25
Ocwen Financial Corp. *                                     5,920             60
Old National Bancorp.                                       6,244            131
Omega Financial Corp.                                       1,000             31
Oriental Financial Group                                    1,663             23
PAB Bankshares, Inc.                                          700             14
Pacific Capital Bancorp.                                    2,844            105
Park National Corp.                                           845             99
Partners Trust Financial Group, Inc.                        3,970             47
Pennfed Finance Services, Inc.                              4,000             74
People's Bank                                              12,375            380
Peoples Financial Corp.                                     3,000             53
PFF Bancorp, Inc.                                           1,680             53
PNC Financial Services Group, Inc.                         24,500          1,589
Popular, Inc. (a)                                          21,700            441
Prosperity Bancshares, Inc.                                 2,400             70
Provident Bankshares Corp.                                  1,657             61
Provident Financial Holdings, Inc.                            750             22
Provident Financial Services, Inc.                            917             17
R&G Financial Corp., Class B                                2,550             33
Radian Group, Inc.                                          6,702            384
Regions Financial Corp.                                    39,314          1,304
Renasant Corp.                                                750             25
Republic Bancorp, Inc.                                      5,648             73
Republic Bancorp, Inc., Class A                             1,653             34
S&T Bancorp, Inc.                                           1,400             51
Sandy Spring Bancorp, Inc.                                  2,900            101
Santander BanCorp                                           4,686            120
Seacoast Banking Corp of Florida                            1,980             50
Shore Bancshares, Inc.                                        500             16
Simmons First National Corp., Class A                       1,000             28
Sky Financial Group, Inc.                                   8,510            219
Southwest Bancorp, Inc.                                     3,300             74
Sovereign Bancorp, Inc.                                    28,942            631
State Bancorp, Inc.                                         1,058             16
Sterling Bancorp                                            1,918             44
Sterling Bancshares, Inc. Texas                             2,100             35
Sterling Financial Corp. Pennsylvania                       1,562             32
Sterling Financial Corp. Washington                         1,827             51
Suffolk Bancorp                                             2,400             86
Sun Bancorp, Inc.,NJ *                                      3,472             68
SunTrust Banks, Inc.                                       31,842          2,275
Susquehanna Bancshares, Inc.                                3,168             76
SVB Financial Group *                                       2,200            109
SY Bancorp, Inc.                                            1,400             35
Synovus Financial Corp.                                    24,600            681
TCF Financial Corp.                                        13,600            340
TD Banknorth, Inc. (a)                                      7,296            211

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Texas Regional Bancshares, Inc., Class A                    2,326             72
TF Financial Corp.                                            700             20
The Colonial BancGroup, Inc.                               10,100            251
The First Indiana Corp.                                     1,375             46
The First of Long Island Corp.                              2,000             85
The PMI Group, Inc.                                         8,100            350
The South Financial Group, Inc.                             4,500            117
Timberland Bancorp, Inc.                                    1,000             24
Tompkins Trustco, Inc.                                        847             40
Triad Guaranty, Inc. *                                      1,700             71
TriCo Bancshares                                              400             10
Trustco Bank Corp. NY                                       2,857             36
Trustmark Corp.                                             4,300            122
U.S. Bancorp                                              158,531          4,742
UCBH Holdings, Inc.                                         9,400            163
UMB Financial Corp.                                         1,787            120
Umpqua Holdings Corp.                                         343             10
Union Bankshares Corp.                                        700             32
UnionBanCal Corp.                                          22,600          1,516
United Bankshares, Inc.                                     3,400            127
United Community Banks, Inc. Georgia                        3,750            105
Unizan Financial Corp.                                      1,371             37
USB Holding Co., Inc.                                       1,958             44
Valley National Bancorp                                     8,143            191
W Holding Co., Inc. (a)                                    11,938            103
Wachovia Corp.                                            133,649          7,328
Washington Federal, Inc.                                    7,942            192
Washington Mutual, Inc.                                    78,449          3,320
Washington Trust Bancorp, Inc.                              1,000             27
Webster Financial Corp.                                     3,790            178
Wells Fargo & Co.                                         137,577          8,579
WesBanco, Inc.                                              3,200             95
West Coast Bancorp                                          1,200             33
Westamerica Bancorp.                                        1,700             91
WestCorp., Inc.                                             4,707            326
Whitney Holding Corp.                                       6,675            220
Willow Grove Bancorp, Inc.                                  1,596             24
Wilmington Trust Corp.                                      5,700            237
Wintrust Financial Corp.                                    1,800             97
WSFS Financial Corp.                                        1,000             63
Zions Bancorp                                               7,726            611
                                                                     -----------
                                                                          94,129
CAPITAL GOODS  7.5%
--------------------------------------------------------------------------------
3D Systems Corp. *                                          1,400             27
3M Co.                                                     65,000          4,729
A.O. Smith Corp., Class B                                   1,300             56
Aaon, Inc. *                                                4,075             78
AAR Corp.                                                   2,500             60
Actuant Corp., Class A                                      2,840            163
Acuity Brands, Inc.                                         5,200            197
Aerosonic Corp. *                                             300              2
AGCO Corp. *                                                3,762             68
Alamo Group, Inc.                                             500             12
Albany International Corp., Class A                         3,918            145
Alliant Techsystems, Inc. *                                 2,437            189
American Power Conversion Corp.                            16,600            393
American Science & Engineering, Inc. *                        500             32
American Standard Cos., Inc.                               17,900            644
American Superconductor Corp. *                               700              8
American Woodmark Corp.                                     1,000             31
Ameron International Corp.                                    900             49
Ametek, Inc.                                                4,200            173
Ampco-Pittsburgh Corp.                                      2,800             54
Apogee Enterprises, Inc.                                    1,200             22
Applied Industrial Technologies, Inc.                       4,350            185
Armor Holdings, Inc. *                                        500             24
Armstrong Holdings, Inc. *                                  1,600              4
Artesyn Technologies, Inc. *                                1,100             11
Astronics Corp. *                                           1,250             14
Aviall, Inc. *                                              2,500             86
Badger Meter, Inc.                                          2,000            104
Baldor Electric Co.                                         3,800            114
BE Aerospace, Inc. *                                        1,100             23
BMC Industries, Inc. *                                      2,100             --
Briggs & Stratton Corp.                                     3,500            122
C&D Technologies, Inc.                                      4,500             37
Capstone Turbine Corp. (a)*                                 2,600             10
Carlisle Cos., Inc.                                         1,600            111
Cascade Corp.                                               4,400            225
Caterpillar, Inc.                                          53,800          3,653
Chase Corp.                                                   100              1
CIRCOR International, Inc.                                  3,750            103
Clarcor, Inc.                                               3,400            116
Columbus McKinnon Corp. *                                   2,400             67
Cooper Industries Ltd., Class A                            11,200            915
Crane Co.                                                   5,000            187
Cummins, Inc. (a)                                           3,900            379
Curtiss-Wright Corp.                                          300             18
Danaher Corp. (a)                                          24,000          1,359
Deere & Co.                                                19,000          1,363

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Distributed Energy Systems Corp. *                          1,400             14
Donaldson Co., Inc.                                         3,800            131
Dover Corp.                                                16,700            767
DRS Technologies, Inc.                                      1,382             69
Ducommun, Inc. *                                            4,300             98
Eaton Corp.                                                12,600            834
Electro Rent Corp. *                                        5,100             87
ElkCorp.                                                    3,450            121
EMCOR Group, Inc. *                                           700             57
Emerson Electric Co.                                       35,000          2,711
Encore Wire Corp. *                                         3,000             81
Energy Conversion Devices, Inc. *                             600             30
Engineered Support Systems, Inc.                            3,712            160
ESCO Technologies, Inc. *                                   2,800            138
Esterline Technologies Corp. *                              2,400             99
Evergreen Solar, Inc. *                                     1,000             15
Fastenal Co.                                               13,200            504
Federal Signal Corp.                                        2,800             50
Flow International Corp. *                                    900              9
Flowserve Corp. *                                           3,900            179
Fluor Corp.                                                 5,600            493
Franklin Electric Co., Inc.                                 1,300             59
FuelCell Energy, Inc. *                                     1,200             13
Gardner Denver, Inc. *                                      1,700             90
GATX Corp.                                                  4,000            159
GenCorp, Inc. *                                             2,500             50
General Cable Corp. *                                       2,200             54
General Dynamics Corp.                                     15,700          1,827
General Electric Co. (b)                                  834,466         27,329
Genlyte Group, Inc. *                                       3,200            185
Global Power Equipment Group, Inc. *                        1,000              5
Goodrich Corp.                                              8,404            331
Graco, Inc.                                                 7,012            282
GrafTech International Ltd. *                               2,100             16
Granite Construction, Inc.                                  4,850            196
Hardinge, Inc.                                              1,800             32
Harsco Corp.                                                3,100            246
Hawk Corp., Class A *                                       1,800             27
Heico Corp., Class A                                        2,286             46
Herley Industries, Inc. *                                   4,000             70
Hexcel Corp. *                                              2,000             42
Honeywell International, Inc.                              71,062          2,730
Hubbell, Inc., Class B                                      3,800            171
Hughes Supply, Inc.                                         2,600            120
Huttig Building Products, Inc. *                              811              7
IDEX Corp.                                                  3,150            145
Ii-Vi, Inc. *                                               3,800             66
Illinois Tool Works, Inc.                                  25,850          2,179
Ingersoll-Rand Co., Class A                                27,400          1,076
Insituform Technologies, Inc., Class A *                    1,300             33
Integrated Electrical Services, Inc. *                      1,800              1
ITT Industries, Inc.                                        8,700            892
Jacobs Engineering Group, Inc. *                            3,800            317
Jacuzzi Brands, Inc. *                                      2,000             19
JLG Industries, Inc.                                        4,300            234
Joy Global, Inc.                                           19,350          1,046
Kadant, Inc. *                                                  1             --
Kaydon Corp.                                                3,300            110
Kennametal, Inc.                                            4,000            234
L-3 Communications Holdings, Inc.                           9,100            737
Ladish Co., Inc. *                                          1,300             32
Lawson Products, Inc.                                       2,000             84
Lennox International, Inc.                                  4,771            152
Lincoln Electric Holdings, Inc.                             3,900            174
Lockheed Martin Corp.                                      37,052          2,507
Magnetek, Inc. *                                            1,500              6
Masco Corp.                                                35,800          1,061
McDermott International, Inc. *                             5,000            260
Medis Technologies Ltd. (a)*                                1,110             20
Merrimac Industries, Inc. *                                   600              5
Michael Baker Corp. *                                         500             13
Microvision, Inc. (a)*                                        900              3
Milacron, Inc. *                                            3,340              5
Millennium Cell, Inc. *                                     2,200              3
Modtech Holdings, Inc. *                                    1,000              8
Moog, Inc., Class A *                                       5,287            177
MSC Industrial Direct Co., Class A                          4,300            193
Mueller Industries, Inc.                                    1,700             49
NACCO Industries, Inc., Class A                             1,300            178
Navistar International Corp. *                              6,900            188
NCI Building Systems, Inc. *                                2,900            147
Nordson Corp.                                               4,000            182
Northrop Grumman Corp.                                     30,032          1,866
Omega Flex, Inc. *                                            700             12
Orbital Sciences Corp. *                                    2,600             34
Oshkosh Truck Corp.                                         9,000            444
Paccar, Inc.                                               14,100            981
Pall Corp.                                                 10,900            314
Parker Hannifin Corp.                                      11,000            833
Pentair, Inc.                                               9,500            365
Plug Power, Inc. *                                          2,248             13
Powell Industries, Inc. *                                   1,000             21
Power-One, Inc. *                                           6,000             36

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Precision Castparts Corp.                                  10,302            515
Quanta Services, Inc. (a)*                                  8,900            123
Quipp, Inc.                                                   900             10
Quixote Corp.                                               1,300             28
Raven Industries, Inc.                                      2,800             89
Raytheon Co.                                               34,900          1,430
Rockwell Automation, Inc.                                  15,700          1,037
Rockwell Collins, Inc.                                     13,100            615
Roper Industries, Inc.                                      6,500            262
Rush Enterprises, Inc., Class B *                             500              8
Sequa Corp., Class A *                                      2,800            228
Simpson Manufacturing Co., Inc.                             3,200            124
SPX Corp.                                                   8,610            411
Standex International Corp.                                 3,000             93
Stantec, Inc. *                                               845             32
Stewart & Stevenson Services, Inc.                          1,000             26
Tecumseh Products Co., Class A                              3,200             81
Teledyne Technologies, Inc. *                              12,157            397
Teleflex, Inc.                                              4,300            271
Tennant Co.                                                 2,100            114
Terex Corp. *                                               3,700            261
Textron, Inc.                                              11,800            997
The Allied Defense Group, Inc. *                              500             11
The Boeing Co.                                             68,800          4,700
The Gorman-Rupp Co.                                         2,875             62
The Greenbrier Cos., Inc.                                   1,600             57
The Manitowoc Co., Inc.                                     2,900            193
The Middleby Corp. *                                        3,500            331
The Shaw Group, Inc. *                                      2,000             71
The Timken Co.                                              6,600            239
Thomas & Betts Corp. *                                      7,300            326
Titan International, Inc.                                     800             14
Toro Co.                                                    1,600             71
Transtechnology Corp. *                                       500              3
Tredegar Corp.                                              2,600             39
Trinity Industries, Inc.                                    1,100             56
Triumph Group, Inc. *                                       1,200             51
Tyco International Ltd.                                    85,000          2,214
United Industrial Corp.                                     1,200             55
United Rentals, Inc. (a)*                                   5,900            173
United Technologies Corp.                                  84,068          4,907
UQM Technologies, Inc. *                                    1,500              6
URS Corp. *                                                 3,700            158
USG Corp. (a)*                                              3,900            371
Valence Technology, Inc. *                                  1,400              2
Valmont Industries, Inc.                                    1,900             76
Vicor Corp.                                                 4,200             71
W.W. Grainger, Inc.                                         7,300            518
Wabash National Corp.                                       2,500             53
Wabtec Corp.                                                2,828             89
Walter Industries, Inc. (a)                                 1,900            120
Water Pik Technologies, Inc. *                                195              5
Watsco, Inc.                                                3,400            241
Watts Water Technologies, Inc., Class A                     1,000             34
WESCO International, Inc. *                                 4,800            230
Wolverine Tube, Inc. *                                      1,000              5
Woodward Governor Co.                                         500             47
Xanser Corp. *                                              1,400              6
                                                                     -----------
                                                                          97,309
COMMERCIAL SERVICES & SUPPLIES 1.5%
--------------------------------------------------------------------------------
A.T. Cross Co., Class A *                                   2,400             10
ABM Industries, Inc.                                        4,900             94
Adesa, Inc.                                                 8,200            210
Administaff, Inc.                                           2,800            121
Allied Waste Industries, Inc. (a)*                         26,600            242
Ambassadors International, Inc.                             1,700             29
American Locker Group, Inc. *                                 500              3
American Reprographics Co. *                                4,000            109
Angelica Corp.                                              2,500             43
Apollo Group, Inc., Class A (a)*                           14,550            810
Aramark Corp., Class B                                      9,300            248
Avery Dennison Corp.                                        9,700            579
Banta Corp.                                                 2,700            138
Bowne & Co., Inc.                                           4,200             63
Brady Corp., Class A                                        1,400             56
Career Education Corp. *                                    8,614            280
Casella Waste Systems, Inc., Class A *                      2,500             33
CDI Corp.                                                   3,700            101
Cendant Corp.                                              83,720          1,401
Cenveo, Inc. *                                              1,300             18
ChoicePoint, Inc. *                                         6,900            284
Cintas Corp.                                               15,350            654
Compx International, Inc.                                     800             14
Consolidated Graphics, Inc. *                               3,900            200
Copart, Inc. *                                              6,550            165
Cornell Cos., Inc. *                                        2,100             29
Corrections Corp. of America *                              3,828            162
CoStar Group, Inc. *                                          800             40
CRA International, Inc. *                                   2,500            121
Deluxe Corp.                                                3,800            102
DiamondCluster International, Inc., Class A *               1,000              9
Dun & Bradstreet Corp. *                                   16,000          1,156
Duratek, Inc. *                                             4,000             71

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Ennis, Inc.                                                 4,500             87
Equifax, Inc.                                              11,800            452
Exponent, Inc. *                                            3,000             92
First Consulting Group, Inc. *                              1,800             11
FTI Consulting, Inc. *                                      2,700             73
G&K Services, Inc., Class A                                 1,600             64
GP Strategies Corp *                                        1,500             11
H&R Block, Inc.                                            26,300            643
HA-LO Industries, Inc. (c)*                                 2,100             --
Healthcare Services Group                                   5,625            110
Heidrick & Struggles International, Inc. *                  3,100            104
Herman Miller, Inc.                                         5,700            173
HNI Corp.                                                   4,000            231
Hudson Highland Group, Inc. *                                 720             12
ICT Group, Inc. *                                             500              9
IKON Office Solutions, Inc.                                12,500            148
ITT Educational Services, Inc. *                            6,000            350
John H. Harland Co.                                         3,500            131
Kelly Services, Inc., Class A                               3,200             86
Kforce, Inc. *                                                405              5
Korn/Ferry International *                                  3,600             71
Labor Ready, Inc. *                                         3,500             82
Laureate Education, Inc. *                                  4,700            245
Learning Tree International, Inc. *                         1,400             17
M&F Worldwide Corp. *                                       1,200             18
Manpower, Inc.                                              6,991            376
McGrath RentCorp                                            1,600             52
Mine Safety Appliances Co.                                  2,700            108
Mobile Mini, Inc. *                                           600             30
Monster Worldwide, Inc. *                                   9,800            418
Multi-Color Corp.                                             750             21
Navigant Consulting, Inc. *                                 5,000            114
NCO Group, Inc. *                                           2,701             46
On Assignment, Inc. *                                       1,700             21
PHH Corp. *                                                 4,186            121
Pitney Bowes, Inc.                                         20,000            855
PRG-Schultz International, Inc. *                           2,500              1
R.R. Donnelley & Sons Co.                                  17,000            554
RemedyTemp, Inc., Class A *                                 1,200             12
Republic Services, Inc.                                    17,700            670
Resources Connection, Inc. *                                6,200            169
Robert Half International, Inc.                            14,000            511
Rollins, Inc.                                               6,675            143
School Specialty, Inc. *                                    1,600             60
Sitel Corp. *                                               2,800             10
SOURCECORP, Inc. *                                          3,600             95
Spherion Corp. *                                            1,830             20
Spherix, Inc. (a)*                                            500              1
Steelcase, Inc., Class A                                   11,500            194
Stericycle, Inc. *                                          3,200            191
TeleTech Holdings, Inc. *                                   5,000             58
Tetra Tech, Inc. *                                         12,031            202
The Advisory Board Co. *                                    1,000             50
The Brink's Co.                                             5,600            298
The Corporate Executive Board Co.                           2,700            227
The Geo Group, Inc. *                                       3,800             93
The ServiceMaster Co.                                      22,900            296
The Standard Register Co.                                   4,100             74
TRC Cos., Inc. *                                            1,350             14
United Stationers, Inc. *                                   2,900            145
Viad Corp.                                                  3,625            103
Volt Information Sciences, Inc. *                           2,100             51
Waste Connections, Inc. *                                   5,250            183
Waste Industries USA, Inc.                                  1,500             23
Waste Management, Inc.                                     48,100          1,519
Watson Wyatt & Co., Holdings                                4,600            140
West Corp. *                                                4,500            184
Westaff, Inc. *                                             2,000              9
                                                                     -----------
                                                                          19,282
CONSUMER DURABLES & APPAREL 1.7%
--------------------------------------------------------------------------------
Alliance Gaming Corp. *                                     3,000             46
American Greetings Corp., Class A (a)                       8,500            173
Applica, Inc. *                                             3,100              5
Beazer Homes USA, Inc.                                      2,553            186
Black & Decker Corp.                                        7,100            613
Blount International, Inc. *                                1,200             19
Blyth, Inc.                                                 4,800            104
Boyds Collection Ltd. *                                     2,200             --
Brookfield Homes Corp. (a)                                  3,074            159
Brown Shoe Co., Inc.                                        1,300             58
Brunswick Corp.                                             7,400            278
Callaway Golf Co.                                           5,600             86
Carter's, Inc. *                                            2,500            170
Cavco Industries, Inc. *                                      410             17
Centex Corp.                                               10,700            764
Champion Enterprises, Inc. *                                4,700             64
Chromcraft Revington, Inc. *                                1,300             17
Coach, Inc. *                                              32,008          1,151
Columbia Sportswear Co. (a)*                                4,350            225
Craftmade International, Inc.                               2,800             56
CSS Industries, Inc.                                          900             23
D.R. Horton, Inc.                                          24,604            918
DGSE Cos, Inc. *                                              700              1
Dominion Homes, Inc. *                                        500              5

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Eastman Kodak Co. (a)                                      22,700            570
Enesco Group, Inc. *                                        1,100              2
Ethan Allen Interiors, Inc.                                 4,200            178
Flexsteel Industries, Inc.                                    600              9
Foamex International, Inc. *                                2,600             --
Fortune Brands, Inc.                                       11,500            862
Fossil, Inc. (a)*                                           2,962             70
Furniture Brands International, Inc.                        4,700            113
Hampshire Group Ltd. *                                      2,000             45
Harman International Industries, Inc.                       6,800            748
Hasbro, Inc.                                               14,500            307
Hovnanian Enterprises, Inc., Class A *                      3,700            179
Interface, Inc., Class A *                                  3,300             31
Jarden Corp. *                                              2,475             61
Jones Apparel Group, Inc.                                  12,156            380
K-Swiss, Inc., Class A                                      2,400             76
K2, Inc. *                                                  1,700             20
KB Home                                                     7,800            594
Kellwood Co.                                                2,900             70
Kenneth Cole Productions, Inc., Class A                     3,100             83
Kimball International, Inc., Class B                        3,600             51
Knape & Vogt Manufacturing Co.                              2,200             35
Leggett & Platt, Inc.                                      16,200            399
Lennar Corp., Class A                                      12,190            763
Lenox Group, Inc. *                                         3,300             45
Levitt Corp., Class A                                         550             13
Liz Claiborne, Inc.                                         8,600            299
M/I Homes, Inc.                                             1,800             72
Marine Products Corp.                                         405              4
MarineMax, Inc. *                                             800             25
Marvel Entertainment, Inc. *                               11,700            195
Mattel, Inc.                                               34,300            566
Maytag Corp. (a)                                            7,100            122
MDC Holdings, Inc.                                          1,903            121
Meade Instruments Corp. *                                     800              3
Meritage Corp. *                                            1,000             60
Mestek, Inc. *                                                700             10
MITY Enterprises, Inc. *                                      600             11
Mohawk Industries, Inc. *                                   4,819            410
Movado Group, Inc.                                          3,300             62
Nautilus Group, Inc. (a)                                    4,125             67
Newell Rubbermaid, Inc.                                    23,900            565
Nike, Inc., Class B                                        20,700          1,676
NVR, Inc. *                                                   500            397
Oakley, Inc. (a)                                            6,700            105
Oneida Ltd. *                                                 700             --
Palm Harbor Homes, Inc. (a)*                                2,700             57
Phillips-Van Heusen Corp.                                   1,800             65
Polaris Industries, Inc. (c)                                3,200            175
Polaroid Corp. *                                            3,800             --
Polo Ralph Lauren Corp.                                     6,500            368
Pulte Homes, Inc.                                          20,244            808
Quiksilver, Inc. *                                          4,000             56
RC2 Corp. *                                                 2,200             77
Recoton Corp. *                                               500             --
Reebok International Ltd.                                   8,000            472
Russ Berrie & Co, Inc.                                      1,000             13
Russell Corp.                                               2,600             40
Salton, Inc. *                                              1,100              2
SCP Pool Corp.                                              5,662            226
Skechers U.S.A., Inc., Class A *                            6,500            126
Skyline Corp.                                                 100              4
Snap-On, Inc.                                               4,000            160
SONICblue, Inc. *                                           2,600             --
Standard Pacific Corp.                                      4,800            187
Stanley Furniture Co., Inc.                                 5,200            140
Steven Madden Ltd. *                                        1,800             55
Stride Rite Corp.                                           2,900             42
Superior Uniform Group, Inc.                                1,600             18
Tandy Brands Accessories, Inc.                              1,000             11
Tarragon Corp. (a)*                                         4,422             90
Tarrant Apparel Group *                                     1,700              2
Technical Olympic USA, Inc. (a)                             2,812             64
Tempur-Pedic International, Inc. (a)*                       8,000             93
The Fairchild Corp., Class A *                              3,100              7
The Ryland Group, Inc.                                      3,700            268
The Stanley Works (a)                                       6,600            324
The Warnaco Group, Inc. *                                   2,500             62
The Yankee Candle Co., Inc. (a)                             3,700             93
Timberland Co., Class A *                                   2,800             98
Toll Brothers, Inc. *                                      11,200            381
Tupperware Corp. (a)                                        4,800            107
Unifi, Inc. *                                               1,900              6
Unifirst Corp.                                              3,900            136
Uniroyal Technology Corp *                                  1,100             --
Universal Electronics, Inc. *                               2,200             39
VF Corp.                                                   13,500            749
Virco Manufacturing Corp. *                                 1,170              8
WCI Communities, Inc. (a)*                                  3,800            105
Whirlpool Corp.                                             6,000            484
Wolverine World Wide, Inc.                                  7,800            188
                                                                     -----------
                                                                          22,018

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
CONSUMER SERVICES 2.0%
--------------------------------------------------------------------------------
Ambassadors Groups, Inc.                                    3,400             92
Ameristar Casinos, Inc.                                     3,400             76
Applebee's International, Inc.                              7,912            190
Aztar Corp. *                                               1,900             59
Bally Total Fitness Holding Corp. (a)*                      6,500             51
Bob Evans Farms, Inc.                                       2,200             59
Boyd Gaming Corp.                                           7,800            353
Bright Horizons Family Solutions, Inc. *                    2,600            102
Brinker International, Inc.                                 6,900            281
Buca, Inc. *                                                1,100              7
Carnival Corp.                                             50,000          2,588
CBRL Group, Inc.                                            3,300            145
CEC Entertainment, Inc. *                                   2,025             73
Cedar Fair L.P. *                                           5,300            149
Choice Hotels International, Inc.                           6,800            323
Churchill Downs, Inc.                                         900             36
CKE Restaurants, Inc. (a)                                   4,800             75
Corinthian Colleges, Inc. *                                 9,200            117
CPI Corp.                                                     400              8
Darden Restaurants, Inc.                                   13,300            541
Dave and Buster's, Inc. *                                   1,700             31
DeVry, Inc. *                                               4,800            110
Dover Downs Gaming & Entertainment, Inc.                      766             12
Dover Motorsports, Inc.                                     1,400              9
Education Management Corp. *                                5,900            181
Empire Resorts, Inc. *                                        500              4
Gaylord Entertainment Co. *                                 2,625            113
Golf Trust Of America, Inc. *                               2,400              3
GTECH Holdings Corp.                                        9,400            314
Harrah's Entertainment, Inc.                               15,273          1,124
Hilton Hotels Corp.                                        32,926            821
IHOP Corp.                                                  3,000            148
International Game Technology                              29,100          1,041
International Speedway Corp., Class A                       3,245            153
Interstate Hotels & Resorts, Inc. *                            82             --
Isle of Capri Casinos, Inc. (a)*                            4,400            125
Jack in the Box, Inc. *                                     4,200            167
Jackson Hewitt Tax Service, Inc.                            3,000             76
Krispy Kreme Doughnuts, Inc. (a)*                           2,100             14
Landry's Restaurants, Inc.                                  1,800             55
Las Vegas Sands Corp. (a)*                                 14,000            719
Life Time Fitness, Inc. *                                   2,500             96
Lone Star Steakhouse & Saloon, Inc.                         4,400            119
Luby's, Inc. *                                              1,400             20
Marriott International, Inc., Class A                      18,700          1,246
Matthews International Corp., Class A                       1,900             71
McDonald's Corp.                                          105,300          3,687
MGM Mirage *                                               22,500            834
MTR Gaming Group, Inc. *                                    2,300             23
Multimedia Games, Inc. *                                    1,500             14
Nobel Learning Communities, Inc. *                            500              5
O'Charley's, Inc. *                                           400              7
Outback Steakhouse, Inc.                                    7,000            324
P.F. Chang's China Bistro, Inc. *                             800             41
Panera Bread Co., Class A *                                   800             54
Papa John's International, Inc. *                           3,400            118
Penn National Gaming, Inc. *                                9,800            315
Pre-Paid Legal Services, Inc.                               3,600            138
Rare Hospitality International, Inc. *                      3,325            105
Regis Corp.                                                 3,900            151
Ruby Tuesday, Inc.                                          5,600            160
Ryan's Restaurant Group, Inc. *                             2,250             29
Scientific Games Corp., Class A *                           6,500            208
Service Corp. International                                24,100            197
Shuffle Master, Inc. *                                      2,812             71
Six Flags, Inc. (a)*                                        7,500             87
Smith & Wollensky Restaurant Group, Inc. *                    900              5
Sonic Corp. *                                               2,812             81
Sotheby's Holdings, Inc., Class A *                         2,938             58
Speedway Motorsports, Inc.                                  4,800            172
Starbucks Corp. *                                          62,600          1,984
Starwood Hotels & Resorts Worldwide, Inc.                  17,730          1,078
Station Casinos, Inc.                                       4,650            311
Stewart Enterprises, Inc., Class A                          7,200             40
Strayer Education, Inc.                                       700             62
The Cheesecake Factory, Inc. *                              2,887            106
The Steak n Shake Co. *                                     1,580             29
Triarc Cos., Class B                                        4,400             73
Vail Resorts, Inc. *                                        3,800            116
Vertrue, Inc. *                                             4,500            195
Weight Watchers International, Inc.                         8,700            409
Wendy's International, Inc.                                10,300            607
Wynn Resorts Ltd. (a)*                                      4,000            258

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
YUM! Brands, Inc.                                          24,000          1,187
                                                                     -----------
                                                                          25,436
DIVERSIFIED FINANCIALS 6.8%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                          5,900            281
Actrade Financial Technologies Ltd. (c)                     1,000             --
Advanta Corp., Class A                                      7,400            241
Affiliated Managers Group, Inc. (a)*                        1,800            167
Alliance Capital Management Holding L.P. *                  7,700            465
American Express Co.                                      105,150          5,515
AmeriCredit Corp. *                                        12,300            354
Ameriprise Financial, Inc.                                 21,030            856
Asset Acceptance Capital Corp. *                            2,500             61
Asta Funding, Inc.                                          2,000             61
Blackrock, Inc., Class A                                      400             53
Capital One Financial Corp.                                23,710          1,975
Cash America International, Inc.                            2,500             66
Chicago Mercantile Exchange Holdings, Inc.                  1,800            762
CIT Group, Inc.                                            18,600            992
Citigroup, Inc. (b)                                       427,436         19,910
CompuCredit Corp. *                                         4,400            177
Credit Acceptance Corp. *                                   2,400             48
E*TRADE Financial Corp. *                                  30,035            715
Eaton Vance Corp.                                          11,600            334
eSPEED, Inc., Class A *                                     3,300             30
Federated Investors, Inc., Class B                          9,950            384
Financial Federal Corp.                                       800             36
Franklin Resources, Inc.                                   20,600          2,029
GAMCO Investors, Inc., Class A                                700             31
Investment Technology Group, Inc. *                         4,750            214
Investors Financial Services Corp.                          5,500            258
Janus Capital Group, Inc. (a)                              19,200            401
Jefferies Group, Inc.                                       4,100            223
JPMorgan Chase & Co.                                      295,944         11,764
Knight Capital Group, Inc., Class A *                       9,700            111
LaBranche & Co., Inc. (a)*                                  2,400             27
Ladenburg Thalmann Financial Services, Inc. *                 813             --
Legg Mason, Inc.                                           10,050          1,304
Lehman Brothers Holdings, Inc.                             23,872          3,353
Leucadia National Corp.                                     7,704            404
Mellon Financial Corp.                                     35,800          1,263
Merrill Lynch & Co., Inc.                                  79,800          5,991
MicroFinancial, Inc.                                        1,900              7
Moody's Corp.                                              26,600          1,684
Morgan Stanley                                             90,300          5,549
Nelnet, Inc., Class A *                                     4,500            185
NextCard, Inc. (c)*                                         2,600             --
Northern Trust Corp.                                       18,500            966
Nuveen Investments, Inc., Class A                           7,300            331
Piper Jaffray Cos. *                                          950             43
Portfolio Recovery Associates, Inc. (a)*                    2,000             99
Raymond James Financial, Inc.                               6,900            294
SEI Investments Co.                                         9,700            400
Siebert Financial Corp. *                                   2,900              7
SLM Corp.                                                  37,300          2,087
State Street Corp.                                         28,000          1,693
Student Loan Corp.                                          1,700            372
SWS Group, Inc.                                             1,141             27
T. Rowe Price Group, Inc.                                  10,700            818
TD Ameritrade Holding Corp. *                              34,300            694
The Bank of New York Co., Inc.                             63,000          2,004
The Bear Stearns Co., Inc.                                 13,620          1,722
The Charles Schwab Corp. (d)                              111,120          1,643
The First Marblehead Corp. (a)                              5,000            162
The Goldman Sachs Group, Inc.                              38,700          5,466
Waddell & Reed Financial, Inc., Class A                     7,250            162
Westwood Holdings Group, Inc.                                 285              5
WFS Financial, Inc. *                                       4,100            326
World Acceptance Corp. *                                    1,000             28
                                                                     -----------
                                                                          87,630
ENERGY 9.0%
--------------------------------------------------------------------------------
Alliance Resource Partners L.P.                             3,400            129
Amerada Hess Corp.                                          6,400            991
Anadarko Petroleum Corp.                                   19,530          2,106
Apache Corp.                                               25,772          1,947
APCO Argentina, Inc. *                                        200             13
Arch Coal, Inc.                                             3,500            304
Atlas America, Inc. *                                       1,187             83
ATP Oil & Gas Corp. *                                       1,600             68
Atwood Oceanics, Inc. *                                     1,200            117
Baker Hughes, Inc.                                         28,300          2,192
Berry Petroleum Co., Class A                                2,000            159
BJ Services Co.                                            28,600          1,158
BP Prudhoe Bay Royalty Trust (a)                            2,200            156
Buckeye Partners L.P. (a)*                                  3,400            153
Burlington Resources, Inc.                                 34,000          3,103
Cabot Oil & Gas Corp.                                      17,600            908
CAL Dive International, Inc. *                              8,000            336

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
CARBO Ceramics, Inc.                                        1,900            128
Chesapeake Energy Corp. (a)                                19,200            673
ChevronTexaco Corp.                                       192,819         11,450
Cimarex Energy Co. *                                        5,508            251
Comstock Resources, Inc. *                                  4,500            144
ConocoPhillips                                            112,196          7,259
CONSOL Energy, Inc.                                         8,300            605
Cooper Cameron Corp. *                                      9,100            440
CREDO Petroleum Corp. *                                     2,700             81
Cross Timbers Royalty Trust                                 1,500             72
Crosstex Energy L.P. (a)*                                   2,000             72
Denbury Resources, Inc. *                                   9,800            292
Devon Energy Corp.                                         37,360          2,548
Diamond Offshore Drilling, Inc. (a)                        12,300          1,044
El Paso Corp.                                              51,387            692
Enbridge Energy Management LLC (a)*                         1,238             59
Encore Acquisition Co. *                                    2,250             81
Energy Partners, Ltd. *                                     1,700             48
ENSCO International, Inc.                                  11,200            573
Enterprise Products Partners L.P. (a)                      29,500            745
EOG Resources, Inc.                                        22,800          1,928
Exxon Mobil Corp. (b)                                     537,816         33,748
FMC Technologies, Inc. *                                    4,591            238
Forest Oil Corp. *                                          4,450            229
Frontier Oil Corp.                                          7,200            341
General Maritime Corp.                                      3,000            113
Global Industries Ltd. *                                    4,400             62
Grant Prideco, Inc. *                                      10,100            506
Grey Wolf, Inc. *                                           5,800             51
Gulf Island Fabrication, Inc.                               2,800             78
GulfMark Offshore, Inc. *                                   1,600             52
Halliburton Co.                                            36,700          2,919
Hanover Compressor Co. (a)*                                 5,600             93
Harvest Natural Resources, Inc. *                           6,000             57
Helmerich & Payne, Inc.                                     4,800            376
Holly Corp.                                                 1,500            110
Houston Exploration Co. *                                   2,200            137
Hugoton Royalty Trust (a)                                   3,300            127
Hydril Co. *                                                2,500            206
Inergy, L.P. (a)*                                           2,000             54
Input/Output, Inc. *                                        4,200             33
Kerr-McGee Corp.                                            9,677          1,068
Key Energy Services, Inc. *                                10,300            163
Kinder Morgan Management LLC *                              3,612            164
Kinder Morgan, Inc. (a)                                    10,700          1,030
Lone Star Technologies, Inc. *                              1,200             68
Lufkin Industries, Inc.                                     1,000             67
Magellan Midstream Partners (a)                             2,400             78
Marathon Oil Corp.                                         30,654          2,356
Maritrans, Inc.                                             2,500             66
Markwest Energy Partners LP *                                 500             23
Massey Energy Co.                                           6,800            281
Maverick Tube Corp. *                                       3,800            182
Meridian Resource Corp. *                                   3,100             16
Murphy Oil Corp.                                           17,000            969
Nabors Industries Ltd. *                                   11,817            960
NATCO Group, Inc., Class A *                                1,200             35
National-Oilwell Varco, Inc. *                             11,540            878
Natural Resource Partners L.P. (a)                          2,000            108
Newfield Exploration Co. *                                  7,400            388
Noble Corp.                                                10,100            812
Noble Energy, Inc.                                         14,218            658
Occidental Petroleum Corp.                                 37,510          3,665
Oceaneering International, Inc. *                           1,100             65
Offshore Logistics, Inc. *                                  3,600            129
Oil States International, Inc. *                            3,600            147
OMI Corp.                                                   6,500            114
Overseas Shipholding Group                                  3,700            191
Pacific Energy Partners L.P. (a)                            3,500            109
Parker Drilling Co. *                                       7,800             93
Patterson-UTI Energy, Inc.                                 13,200            497
Peabody Energy Corp.                                        7,600            756
Penn Virginia Resource Partners, L.P. *                     2,500            154
Pioneer Natural Resources Co.                              14,333            761
Plains All American Pipeline L.P. (a)                       4,600            196
Plains Exploration & Product Co. *                          6,579            295
Pogo Producing Co.                                          4,700            282
Pride International, Inc. *                                10,200            360
Quicksilver Resources, Inc. *                               4,200            211
Range Resources Corp.                                       8,100            242
Remington Oil & Gas Corp. *                                 2,900            130
Resource America, Inc., Class A                             2,000             36
Rowan Cos., Inc. *                                          8,400            377
RPC, Inc.                                                   7,650            253
Seacor Holdings, Inc. *                                     1,250             93
Smith International, Inc.                                  14,800            666
St. Mary Land & Exploration Co.                             7,400            323
Stone Energy Corp. *                                          976             49
Sunoco Logistics Partners LP (a)*                           2,000             83
Sunoco, Inc.                                               11,000          1,047
Superior Energy Services, Inc. *                            4,900            133
Swift Energy Co. *                                          2,500            124

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Syntroleum Corp. (a)*                                       4,000             45
TC Pipelines L.P. (a)*                                      2,400             80
TEL Offshore Trust                                             83              1
TEPPCO Partners L.P. (a)                                    4,000            148
Tesoro Petroleum Corp.                                      4,800            348
Tetra Technologies, Inc. *                                  2,650            105
Tidewater, Inc.                                             5,200            304
Todco, Class A *                                            5,500            245
Transmontaigne, Inc. *                                      1,600             14
Transocean, Inc. *                                         27,731          2,250
Ultra Petroleum Corp. *                                    13,000            894
Unit Corp. *                                                4,400            263
Universal Compression Holdings, Inc. *                      2,900            139
Valero Energy Corp.                                        50,480          3,151
Valero L.P. (a)*                                            1,600             82
Veritas DGC, Inc. *                                         3,000            135
W&T Offshore, Inc.                                          5,000            200
W-H Energy Services, Inc. *                                   900             43
Weatherford International Ltd. *                           21,200            949
Western Gas Resources, Inc.                                 4,000            190
Westmoreland Coal Co. *                                     3,500             91
Williams Cos., Inc.                                        42,360          1,010
World Fuel Services Corp.                                   2,100             72
XTO Energy, Inc.                                           25,942          1,273
                                                                     -----------
                                                                         116,621
FOOD & STAPLES RETAILING 2.1%
--------------------------------------------------------------------------------
Albertson's, Inc.                                          30,468            766
Arden Group, Inc.                                             600             54
Aurora Foods, Inc. (c)*                                     2,500             --
BJ's Wholesale Club, Inc. *                                 6,100            196
Casey's General Stores, Inc.                                5,100            130
Costco Wholesale Corp.                                     38,600          1,926
CVS Corp.                                                  63,700          1,768
Fleming Cos, Inc. (c)*                                      3,400             --
Fresh Brands, Inc. *                                        1,800             13
Ingles Markets, Inc., Class A                                 300              5
Kroger Co. *                                               60,800          1,119
Longs Drug Stores Corp.                                     3,300            115
Marsh Supermarkets, Inc.                                    1,000              7
Nash Finch Co.                                              1,700             50
Pathmark Stores, Inc. *                                     3,900             42
Performance Food Group Co. *                                1,900             52
Pricesmart, Inc. *                                            500              4
Rite Aid Corp. *                                           40,400            145
Safeway, Inc.                                              35,900            841
Smart & Final, Inc. *                                       2,700             37
Spartan Stores, Inc.                                          500              6
sRuddick Corp.                                              3,100             72
Supervalu, Inc.                                            18,087            578
Sysco Corp.                                                48,636          1,492
The Andersons, Inc.                                         1,500             73
The Great Atlantic & Pacific Tea Co., Inc. *                2,200             69
The Topps Co., Inc.                                         1,700             13
United Natural Foods, Inc. *                                2,600             84
Wal-Mart Stores, Inc.                                     289,200         13,335
Walgreen Co.                                               80,400          3,480
Weis Markets, Inc.                                          1,700             71
Whole Foods Market, Inc.                                   12,200            901
Wild Oats Markets, Inc. (a)*                                3,800             46
                                                                     -----------
                                                                          27,490
FOOD, BEVERAGE & TOBACCO 4.2%
--------------------------------------------------------------------------------
Alliance One International, Inc. *                          3,300             15
Altria Group, Inc.                                        168,800         12,211
American Italian Pasta Co., Class A                         1,000              4
Anheuser-Busch Cos., Inc.                                  61,500          2,549
Archer-Daniels-Midland Co.                                 53,958          1,700
Bridgford Foods Corp. *                                       300              2
Brown-Forman Corp., Class B                                 9,912            703
Campbell Soup Co.                                          35,400          1,059
Chiquita Brands International, Inc. (a)                     3,200             58
Coca-Cola Bottling Co. Consolidated                           400             18
Coca-Cola Enterprises, Inc.                                30,000            592
ConAgra Foods, Inc. (a)                                    43,293            897
Constellation Brands, Inc., Class A *                      17,600            470
Corn Products International, Inc.                          15,600            425
Dean Foods Co. *                                            8,613            327
Del Monte Foods Co.                                         8,931             95
Delta & Pine Land Co.                                       2,000             47
Flowers Foods, Inc.                                         4,772            131
General Mills, Inc.                                        31,300          1,521
Green Mountain Coffee Roasters, Inc. *                        900             34
Griffin Land & Nurseries, Inc. *                              300              9
H.J. Heinz Co.                                             27,900            947
Hormel Foods Corp.                                          9,000            302
J & J Snack Foods Corp.                                     6,400            194
John B. Sanfilippo & son *                                  5,000             66
Kellogg Co.                                                34,400          1,476
Kraft Foods, Inc., Class A                                112,000          3,297
Lancaster Colony Corp.                                      3,400            141

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Lance, Inc.                                                 2,900             63
Maui Land & Pineapple Co, Inc. *                              800             31
McCormick & Co., Inc.                                      11,300            341
MGP Ingredients, Inc.                                       3,400             63
Molson Coors Brewing Co.                                    2,500            156
Monterey Gourmet Foods, Inc. *                                700              3
National Beverage Corp. *                                   7,400             64
Peet's Coffee & Tea, Inc. *                                 1,800             55
PepsiAmericas, Inc.                                        13,200            323
PepsiCo, Inc.                                             140,800          8,051
Pilgrim's Pride Corp., Class B                              1,400             34
Ralcorp Holdings, Inc. *                                    6,700            263
Reynolds American, Inc. (a)                                11,332          1,146
Rocky Mountain Chocolate Factory Inc.                       2,311             32
Sanderson Farms, Inc.                                       1,750             49
Sara Lee Corp.                                             64,378          1,177
Seaboard Corp.                                                200            294
Smithfield Foods, Inc. *                                    6,300            169
Tasty Baking Co.                                              500              4
The Coca-Cola Co.                                         202,200          8,367
The Hain Celestial Group, Inc. *                            1,406             33
The Hershey Co.                                            21,400          1,096
The J.M. Smuckers Co.                                       2,438            106
The Pepsi Bottling Group, Inc.                             23,400            679
Tootsie Roll Industries, Inc.                               2,322             67
TreeHouse Foods, Inc. *                                     1,722             34
Tyson Foods, Inc., Class A                                 30,340            435
Universal Corp.                                             1,800             85
UST, Inc.                                                  12,700            494
Vector Group Ltd.                                           3,557             65
Wm. Wrigley Jr. Co.                                        16,600          1,062
                                                                     -----------
                                                                          54,131
HEALTH CARE EQUIPMENT & SERVICES 5.3%
--------------------------------------------------------------------------------
Abiomed, Inc. *                                               800              9
Accelrys, Inc. *                                            1,300              9
Advanced Medical Optics, Inc. *                             4,111            183
Aetna, Inc.                                                29,600          2,865
Align Technology, Inc. *                                    8,700             71
Alliance Imaging, Inc. *                                    1,800              8
Allscripts Healthcare Solutions, Inc. (a)*                  1,900             33
Amedisys, Inc. *                                            2,500            113
America Service Group, Inc. *                               4,950             90
American Medical Systems Holdings, Inc. *                   7,800            177
AMERIGROUP Corp. *                                          1,800             40
AmerisourceBergen Corp.                                    20,648            901
AMN Healthcare Services, Inc. *                             4,110             83
Amsurg Corp. *                                              2,300             50
Analogic Corp.                                              1,400             78
Apria Healthcare Group, Inc. *                              4,100            100
Arrow International, Inc.                                   3,500            112
Arthrocare Corp. *                                          1,400             63
Aspect Medical Systems, Inc. *                              3,700            134
Bausch & Lomb, Inc.                                         3,400            230
Baxter International, Inc.                                 50,118          1,847
Beckman Coulter, Inc.                                       5,100            304
Becton Dickinson & Co.                                     21,300          1,380
Beverly Enterprises, Inc. *                                 8,800            107
Bio-Rad Laboratories, Inc., Class A *                       1,000             67
Biomet, Inc.                                               20,125            761
BioScrip, Inc. *                                            2,172             17
Biosite, Inc. (a)*                                          1,400             70
BioVeris Corp. *                                            3,800             17
Boston Scientific Corp. *                                  66,200          1,448
Bruker BioSciences Corp. *                                  2,100             10
C.R. Bard, Inc.                                             8,000            507
Cantel Medical Corp. *                                      3,571             61
Cardinal Health, Inc.                                      36,160          2,605
Caremark Rx, Inc. *                                        37,090          1,829
Centene Corp. *                                             1,000             26
Cerner Corp. (a)*                                           8,400            378
Cerus Corp. *                                                 500              7
Chemed Corp.                                                1,400             74
Chindex International, Inc. *                               2,200             13
Cholestech Corp. *                                          1,700             18
CIGNA Corp.                                                12,800          1,556
Clarient, Inc. *                                            1,100              1
Clinical Data, Inc.                                           117              3
Community Health Systems, Inc. *                            7,100            258
Conmed Corp. *                                              1,700             40
Corvel Corp. *                                              1,900             35
Covance, Inc. *                                             5,800            329
Coventry Health Care, Inc. *                               23,937          1,426
Cross Country Healthcare, Inc. *                            1,600             32
CryoLife, Inc. *                                              750              4
CyberCare, Inc. *                                             900             --
Cyberonics (a)*                                             1,200             36
Cytyc Corp. *                                               7,800            235
Dade Behring, Inc.                                          5,200            203
Datascope Corp.                                             2,500             88
DaVita, Inc. *                                              8,250            452
Dendrite International, Inc. *                              3,600             52
Dentsply International, Inc.                                6,550            352
Diagnostic Products Corp.                                   1,700             86

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
DJ Orthopedics, Inc. *                                      3,000             98
Dynacq Healthcare, Inc. (a)*                                3,616             12
Eclipsys Corp. *                                            1,800             40
Edwards Lifesciences Corp. *                                3,900            167
Enpath Medical, Inc. *                                      3,000             30
eResearch Technology, Inc. *                                5,625            101
Express Scripts, Inc. *                                    12,600          1,150
Fisher Scientific International, Inc. *                     8,876            594
Five Star Quality Care, Inc. *                                135              1
Gen-Probe, Inc. *                                           3,400            171
Genesis HealthCare Corp. *                                  6,250            229
Gentiva Health Services, Inc. *                             3,250             62
Greatbatch, Inc. *                                          1,100             29
Guidant Corp.                                              25,816          1,900
Haemonetics Corp. *                                         3,700            192
Hanger Orthopedic Group, Inc. *                             5,400             37
HCA, Inc.                                                  27,200          1,335
Health Management Associates, Inc., Class A                15,900            334
Health Net, Inc. *                                          9,100            449
HealthExtras, Inc. *                                        1,900             63
HealthTronics, Inc. *                                       3,500             29
Healthways, Inc. *                                          3,100            139
Henry Schein, Inc. *                                        4,600            215
Hillenbrand Industries, Inc.                                5,800            285
Hologic, Inc. *                                             5,200            268
Hooper Holmes, Inc. *                                       4,600             16
Hospira, Inc. *                                            14,070            630
Humana, Inc. *                                             18,900          1,054
ICU Medical, Inc. *                                           550             20
IDEXX Laboratories, Inc. *                                  2,500            192
Immucor, Inc. *                                             2,530             76
IMS Health, Inc.                                           19,300            475
Inamed Corp. *                                              2,850            263
Integra LifeSciences Holdings Corp. *                       1,100             43
Intermagnetics General Corp. *                              2,056             83
Intuitive Surgical, Inc. *                                  1,050            145
Invacare Corp.                                              2,000             69
Kindred Healthcare, Inc. *                                  4,624            106
Kinetic Concepts, Inc. *                                    2,500             90
Kyphon, Inc. *                                              3,000            125
Laboratory Corp. of America Holdings *                     12,800            751
Lifeline Systems, Inc. *                                    1,700             80
LifePoint Hospitals, Inc. *                                 3,707            114
Lincare Holdings, Inc. *                                    7,100            300
Magellan Health Services, Inc. *                            3,007            110
Manor Care, Inc.                                            8,000            313
Matria Healthcare, Inc. *                                   1,800             77
McKesson Corp.                                             22,900          1,214
Med-Design Corp. *                                          1,200              1
Medcath Corp. *                                             1,500             29
Medco Health Solutions, Inc. *                             25,033          1,354
Medical Action Industries, Inc. *                           2,500             56
Medical Staffing Network Holdings, Inc. *                   1,300              7
Medtronic, Inc.                                            98,374          5,555
Mentor Corp.                                                3,000            135
Meridian Bioscience, Inc.                                   7,500            187
Merit Medical Systems, Inc. *                               2,222             31
Millipore Corp. *                                           5,100            351
Molecular Devices Corp. *                                   3,200             91
Molina Healthcare, Inc. *                                   2,500             66
National Healthcare Corp.                                     600             24
National Medical Health Card Systems, Inc. *                  800             25
Neogen Corp. *                                                625             14
North American Scientific, Inc. *                             700              1
Novoste Corp. *                                               400              1
Nutraceutical International Corp. *                         5,000             72
NWH, Inc. *                                                 2,500             29
OCA, Inc. *                                                 2,112              1
Odyssey Healthcare, Inc. *                                  2,250             46
Omnicare, Inc.                                              7,500            373
Option Care, Inc. (a)                                       2,250             31
OraSure Technologies, Inc. *                                1,500             16
Owens & Minor, Inc.                                         2,000             63
Parexel International Corp. *                               2,400             59
Patterson Cos., Inc. *                                     10,600            366
PDI, Inc. *                                                 2,900             42
Pediatrix Medical Group, Inc. *                             3,000            263
Per-Se Technologies, Inc. (a)*                              5,428            135
PerkinElmer, Inc.                                          11,477            261
Pharmaceutical Product Development, Inc. (PPD)              5,000            346
PolyMedica Corp.                                              779             31
Precis, Inc. *                                              1,200              2
PSS World Medical, Inc. *                                   5,800            103
QMed, Inc. *                                                  500              5
Quest Diagnostics                                          14,820            733
Regeneration Technologies, Inc. *                           1,700             13
RehabCare Group, Inc. *                                     4,000             77
Renal Care Group, Inc. *                                    4,550            216
Res-Care, Inc. *                                            4,500             86
ResMed, Inc. *                                              4,000            158
Respironics, Inc. *                                         3,800            137

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
SFBC International, Inc. *                                  1,500             33
Sierra Health Services, Inc. *                             23,400            927
SonoSite, Inc. *                                            1,600             63
Steris Corp.                                                6,100            165
Stryker Corp.                                              31,100          1,552
Sunrise Senior Living, Inc. (a)*                            3,400            124
Sybron Dental Specialties, Inc. *                           4,633            197
Symbion, Inc. *                                             2,500             58
Tenet Healthcare Corp. *                                   36,650            266
The Cooper Cos., Inc.                                       2,781            154
Theragenics Corp. *                                         2,500              9
Thermo Electron Corp. *                                    26,550            893
Thoratec Corp. *                                            2,636             67
Triad Hospitals, Inc. *                                     6,044            248
TriPath Imaging, Inc. *                                     2,600             21
Tripos, Inc. *                                              6,000             23
Trizetto Group, Inc. (a)*                                   5,900            108
United Surgical Partners International, Inc. *              2,100             81
UnitedHealth Group, Inc.                                  118,880          7,064
Universal Health Services, Inc., Class B                    4,000            190
Urologix, Inc. *                                            1,800              7
US Physical Therapy, Inc. *                                 3,500             65
Utah Medical Products, Inc.                                 2,500             80
Varian Medical Systems, Inc. *                             11,900            717
Varian, Inc. *                                              5,800            223
VCA Antech, Inc. *                                          5,400            149
Ventana Medical Systems, Inc. *                             2,400             97
Ventiv Health, Inc. *                                       2,233             57
Viasys Healthcare, Inc. *                                   2,982             84
VistaCare, Inc., Class A *                                  1,000             14
Vital Signs, Inc.                                           1,900             97
Waters Corp. *                                              8,700            365
WebMD Corp. *                                              19,426            181
WellPoint, Inc. *                                          57,723          4,433
West Pharmaceutical Services, Inc.                          4,600            140
Wright Medical Group, Inc. *                                1,700             38
Young Innovations, Inc.                                     2,000             74
Zimmer Holdings, Inc. *                                    20,300          1,400
                                                                     -----------
                                                                          68,415
HOUSEHOLD & PERSONAL PRODUCTS 2.1%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                 6,950            308
Avon Products, Inc.                                        39,000          1,104
Central Garden & Pet Co. *                                  1,600             79
Chattem, Inc. *                                             1,200             48
Church & Dwight Co., Inc.                                   4,950            182
Clorox Co.                                                 12,200            730
Colgate-Palmolive Co.                                      42,500          2,333
Energizer Holdings, Inc. *                                  6,333            343
Falcon Prods, Inc. (c)                                      1,500             --
Inter Parfums, Inc.                                           675             13
Kimberly-Clark Corp.                                       40,639          2,321
NBTY, Inc. *                                                5,400            112
Nu Skin Enterprises, Inc., Class A                          6,500            127
Oil-Dri Corp. of America                                      400              7
Procter & Gamble Co. (b)                                  290,815         17,225
Spectrum Brands, Inc. *                                     2,800             53
St. Jude Medical, Inc. *                                   29,600          1,454
The Estee Lauder Cos., Inc., Class A                       10,300            376
USANA Health Sciences, Inc. (a)*                            1,000             40
WD-40 Co.                                                   1,600             50
                                                                     -----------
                                                                          26,905
INSURANCE 5.3%
--------------------------------------------------------------------------------
21st Century Holding Co. (a)                                1,500             28
21st Century Insurance Group                                7,200            117
ACE Ltd.                                                   10,000            548
AFLAC, Inc.                                                42,600          2,000
Alfa Corp.                                                  6,800            116
Alleghany Corp. *                                             216             63
AMBAC Financial Group, Inc.                                 7,750            595
American Financial Group, Inc.                              5,500            207
American International Group, Inc.                        211,922         13,872
American National Insurance Co.                             1,300            154
American Physicians Capital, Inc. *                         2,500            122
AmerUs Group Co.                                            4,400            270
AON Corp. (a)                                              25,500            873
Arch Capital Group Ltd. *                                   3,900            212
Argonaut Group, Inc. *                                      2,400             85
Arthur J. Gallagher & Co.                                   6,800            198
Assurant, Inc.                                             11,500            528
Baldwin & Lyons, Inc., Class B                                750             19
Berkshire Hathaway, Inc., Class A *                           119         10,649
Brown & Brown, Inc.                                        11,000            316
Cincinnati Financial Corp.                                 13,450            613
Clark, Inc.                                                 1,700             22
CNA Financial Corp. *                                      20,900            661
CNA Surety Corp. *                                          2,200             35
Commerce Group, Inc.                                        1,600             86
Conseco, Inc. *                                            11,500            280
Crawford & Co., Class B                                     1,600             10

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Delphi Financial Group, Inc., Class A                       4,515            215
EMC Insurance Group, Inc.                                   1,200             26
Erie Indemnity Co., Class A                                 5,500            292
FBL Financial Group, Inc., Class A                          2,090             70
Fidelity National Financial, Inc.                          13,517            534
Fidelity National Title Group, Inc., Class A                2,365             58
First American Corp.                                        7,800            365
FPIC Insurance Group, Inc. *                                  400             15
Genworth Financial, Inc., Class A                          37,500          1,229
Great American Financial Resources, Inc.                    2,800             64
Hanover Insurance Group, Inc. *                             4,900            237
Harleysville Group, Inc.                                    1,800             50
HCC Insurance Holdings, Inc.                                7,950            247
Hilb, Rogal & Hobbs Co.                                     3,000            117
Horace Mann Educators Corp.                                 4,300             84
Independence Holding Co.                                    2,700             61
Infinity Property & Casualty Corp.                          2,500             96
Jefferson-Pilot Corp.                                       7,600            443
Landamerica Financial Group, Inc.                           5,300            350
Lincoln National Corp. (a)                                 15,100            823
Loews Corp.                                                15,000          1,480
Markel Corp. *                                                300            100
Marsh & McLennan Cos., Inc.                                43,000          1,307
MBIA, Inc.                                                 11,250            693
Mercury General Corp.                                       5,400            304
Metlife, Inc.                                              62,000          3,110
MIIX Group, Inc. *                                          2,400             --
National Financial Partners Corp.                           2,500            134
National Western Life Insurance Co., Class A *                300             65
Nationwide Financial Services, Inc., Class A               11,400            485
Navigators Group, Inc. *                                    1,500             67
NYMAGIC, Inc.                                               2,100             54
Odyssey Re Holdings Corp. (a)                               5,400            133
Ohio Casualty Corp.                                         5,500            166
Old Republic International Corp.                           20,437            438
Penn Treaty American Corp. *                                  150              2
Philadelphia Consolidated Holding Corp. *                   1,000             97
PMA Capital Corp., Class A *                                  700              7
Presidential Life Corp.                                     1,000             21
Principal Financial Group, Inc.                            25,400          1,198
ProAssurance Corp. *                                        1,670             86
Protective Life Corp.                                       5,500            247
Prudential Financial, Inc.                                 45,500          3,428
Reinsurance Group of America, Inc.                          5,100            247
RLI Corp.                                                   2,800            153
SAFECO Corp.                                               12,500            653
Safety Insurance Group, Inc.                                1,000             40
SCPIE Holdings, Inc. *                                        700             17
Selective Insurance Group, Inc.                             1,200             70
SNTL Litigation Trust Certificates *                        1,300             --
StanCorp Financial Group, Inc.                              5,000            249
State Auto Financial Corp.                                  3,800            146
Stewart Information Services Corp.                          3,700            198
The Allstate Corp.                                         58,874          3,064
The Chubb Corp.                                            16,547          1,561
The Hartford Financial Services Group, Inc.                24,400          2,006
The Midland Co.                                             1,800             67
The Phoenix Cos., Inc. (a)                                  7,000            106
The Progressive Corp.                                      21,300          2,237
The St. Paul Travelers Cos., Inc.                          54,550          2,475
Torchmark Corp.                                            10,600            595
Transatlantic Holdings, Inc.                                6,437            408
UICI                                                        2,500             91
United Fire & Casualty Co.                                  1,000             41
Unitrin, Inc.                                               5,600            248
UnumProvident Corp. (a)                                    23,914            486
USI Holdings Corp. *                                        4,500             63
W.R. Berkley Corp.                                         15,300            756
Wesco Financial Corp.                                         200             78
White Mountains Insurance Group Ltd.                          200            106
Zenith National Insurance Corp.                             3,400            188
                                                                     -----------
                                                                          68,026
MATERIALS 3.1%
--------------------------------------------------------------------------------
A. Schulman, Inc.                                           2,300             57
A.M. Castle & Co. *                                         1,500             45
AEP Industries, Inc. *                                        400             10
Air Products & Chemicals, Inc.                             17,700          1,092
Airgas, Inc.                                                5,000            194
AK Steel Holding Corp. *                                    7,027             81
Albemarle Corp.                                             4,500            197
Alcoa, Inc.                                                68,664          2,163
Aleris International, Inc. *                                2,459            102
Allegheny Technologies, Inc.                                7,700            399
Aptargroup, Inc.                                            2,200            124
Arch Chemicals, Inc.                                        2,700             84

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Ashland, Inc.                                               5,500            363
Ball Corp.                                                 12,600            510
Bemis Co.                                                   6,400            195
Bowater, Inc.                                               2,300             63
Brush Engineered Materials, Inc. *                          3,600             77
Buckeye Technologies, Inc. *                                1,200             11
Cabot Corp.                                                 5,200            204
Carpenter Technology Corp.                                  2,500            226
Century Aluminum Co. *                                      3,100            106
Chaparral Steel Co. *                                       1,000             41
Chemtura Corp.                                             16,927            213
Chesapeake Corp.                                            1,000             15
Commercial Metals Co.                                       4,500            213
Crown Holdings, Inc. *                                      6,100            114
Cytec Industries, Inc.                                      3,600            179
Deltic Timber Corp.                                           700             37
E.I. du Pont de Nemours & Co.                              78,195          3,061
Eagle Materials, Inc.                                       1,381            225
Eastman Chemical Co.                                        5,600            270
Ecolab, Inc.                                               21,500            770
Engelhard Corp.                                             9,300            375
Ferro Corp.                                                 4,200             83
Florida Rock Industries, Inc.                               5,987            324
FMC Corp. *                                                 3,100            175
Freeport-McMoran Copper & Gold, Inc., Class B              16,000          1,028
Georgia Gulf Corp.                                          3,300            113
Glamis Gold Ltd. *                                         11,100            355
Greif, Inc., Class A                                        3,700            241
H.B. Fuller Co.                                             2,000             76
Hawkins, Inc.                                               1,900             26
Headwaters, Inc. *                                          2,500             86
Hercules, Inc. *                                            8,500            100
International Flavors & Fragrances, Inc.                    4,400            145
International Paper Co.                                    39,304          1,282
Kaiser Aluminum Corp. *                                     2,000             --
Kronos Worldwide, Inc.                                      2,560             80
Lafarge North America, Inc.                                 6,200            382
Lesco, Inc. *                                                 500              7
Louisiana-Pacific Corp.                                     4,800            141
Lubrizol Corp.                                              3,400            156
Lyondell Chemical Co.                                      19,930            479
MacDermid, Inc.                                             3,800            115
Martin Marietta Materials, Inc.                             4,200            356
Material Sciences Corp. *                                   4,000             56
MeadWestvaco Corp.                                         11,674            312
Meridian Gold, Inc. *                                       6,600            179
Minerals Technologies, Inc.                                   600             34
Mod-Pac Corp. *                                               500              6
Monsanto Co.                                               21,645          1,831
Myers Industries, Inc.                                      2,580             39
Neenah Paper, Inc.                                          1,231             36
NewMarket Corp. *                                           2,000             57
Newmont Mining Corp.                                       32,251          1,993
NL Industries, Inc. (a)                                     5,300             71
NN, Inc.                                                    1,800             23
Nucor Corp.                                                13,500          1,137
Olin Corp.                                                  4,820             99
OM Group, Inc. *                                            2,400             52
Omnova Solutions, Inc. *                                    3,400             23
Owens-Illinois, Inc. *                                     16,200            356
Packaging Corp. of America                                  6,000            139
Packaging Dynamics Corp.                                      260              3
Pactiv Corp. *                                             12,400            276
Penford Corp.                                               2,700             42
Peregrine Systems, Inc. (c)*                                7,015             --
Phelps Dodge Corp.                                          7,330          1,176
PolyOne Corp. *                                             3,200             23
PPG Industries, Inc.                                       13,900            827
Praxair, Inc.                                              25,700          1,354
Quanex Corp.                                                3,750            233
Reliance Steel & Aluminum Co.                               4,250            338
Rock-Tennessee Co., Class A                                 1,500             21
Rohm & Haas Co.                                            26,753          1,362
Royal Gold, Inc.                                            2,200             86
RPM International, Inc.                                     9,600            181
RTI International Metals, Inc. *                            1,500             68
Schnitzer Steel Industries, Inc., Class A                   1,650             55
Schweitzer-Mauduit International, Inc.                      2,300             61
Sealed Air Corp.                                            6,000            332
Sensient Technologies Corp.                                 2,300             44
Sigma-Aldrich Corp.                                         6,300            409
Silgan Holdings, Inc.                                       5,800            220
Smurfit-Stone Container Corp. *                            10,900            139
Sonoco Products Co.                                         4,100            127
Southern Copper Corp.                                       5,400            470
Spartech Corp.                                              4,200            101
Steel Dynamics, Inc.                                        3,500            162
Stepan Co.                                                  1,200             32
Stillwater Mining Co. *                                     1,133             16
Symyx Technologies, Inc. *                                  3,800            105
Temple-Inland, Inc.                                         8,800            413
Texas Industries, Inc.                                      1,000             54
The Dow Chemical Co.                                       78,766          3,332
The Mosaic Co. (a)*                                        29,500            456

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
The Scotts Miracle-Gro Co., Class A                         5,600            277
Titanium Metals Corp. *                                     1,800            136
United States Steel Corp. (a)                               9,900            592
USEC, Inc.                                                  3,000             46
Valhi, Inc.                                                 8,600            158
Valspar Corp.                                               8,400            229
Vulcan Materials Co.                                        9,400            676
Wausau-Mosinee Paper Corp.                                  4,700             60
Westlake Chemical Corp.                                     1,000             31
Weyerhaeuser Co. (a)                                       16,750          1,168
Worthington Industries, Inc.                                7,200            149
                                                                     -----------
                                                                          40,049
MEDIA 3.6%
--------------------------------------------------------------------------------
4Kids Entertainment, Inc. *                                 1,000             17
Acme Communications, Inc. *                                 1,900              7
ACT Teleconferencing, Inc. *                                1,100             --
Adelphia Communications, Class A *                          6,301             --
Advo, Inc.                                                  4,050            133
Arbitron, Inc.                                              2,120             84
Belo Corp., Class A                                         9,400            214
Cablevision Systems Corp., Class A *                       18,800            462
Cadmus Communications Corp.                                 3,900             74
Carmike Cinemas, Inc.                                       2,500             57
Catalina Marketing Corp.                                    5,900            132
CBS Corp., Class B                                         72,006          1,882
Charter Communications, Inc. *                             20,300             24
Citadel Broadcasting Corp.                                  2,500             31
Clear Channel Communications, Inc.                         49,721          1,455
Comcast Corp. *                                            42,800          1,186
Comcast Corp., Class A *                                  148,336          4,127
Cox Radio, Inc., Class A *                                  4,600             65
Crown Media Holdings, Inc., Class A *                       6,000             55
Cumulus Media, Inc., Class A (a)*                           5,100             67
DAG Media, Inc.                                             2,500              6
Daily Journal Corp. *                                         500             21
Discovery Holding Co., Class A *                           22,323            338
Dow Jones & Co., Inc.                                       9,000            342
EchoStar Communications Corp., Class A *                   17,100            472
Emak Worldwide, Inc. *                                        500              4
Emmis Communications Corp., Class A (a)*                      713             13
Entercom Communications Corp.                               3,000             91
Entravision Communications Corp. *                          5,000             35
Gannett Co., Inc.                                          19,500          1,205
Gemstar -- TV Guide International, Inc. *                  21,160             70
Getty Images, Inc. *                                        4,600            376
Gray Television, Inc.                                       5,600             50
Harte-Hanks, Inc.                                           8,100            230
Hearst-Argyle Television, Inc.                              3,700             88
Hollinger International, Inc., Class A                      7,300             66
Interactive Data Corp. *                                   20,700            467
Interpublic Group of Cos., Inc. *                          34,144            345
John Wiley & Sons, Inc., Class A                            6,300            239
Journal Communications, Inc., Class A                       7,500             90
Journal Register Co.                                        3,200             45
Knight-Ridder, Inc. (a)                                     5,700            355
Lakes Entertainment, Inc. *                                 1,800             18
Lamar Advertising Co., Class A *                            9,200            422
Lee Enterprises, Inc.                                       2,500             88
Liberty Global, Inc., Class A *                            12,759            273
Liberty Global, Inc., Class C *                            12,759            258
Liberty Media Corp., Class A *                            223,239          1,866
Lin TV Corp., Class A *                                     3,300             34
Live Nation, Inc. *                                         6,215            110
Martha Stewart Living Omnimedia, Class A (a)*               3,900             71
McClatchy Co., Class A                                      7,200            407
McGraw-Hill Cos., Inc.                                     34,600          1,766
Media General, Inc., Class A                                2,000             96
Mediacom Communications Corp., Class A *                    7,600             46
Meredith Corp.                                              6,000            329
News Corp., Inc., Class A                                 253,950          4,002
Nexstar Broadcasting Group, Inc., Class A *                 4,500             19
NTL, Inc. *                                                 6,000            379
Omnicom Group, Inc.                                        16,800          1,374
Paxson Communications Corp. *                               1,900              2
Pegasus Communications Corp., Class A *                     6,320             21
Pixar, Inc. *                                              11,200            647
Playboy Enterprises, Inc., Class B *                        4,500             67
ProQuest Co. *                                              1,700             51
R.H. Donnelley Corp. *                                      2,966            195
Radio One, Inc., Class A *                                  9,500            103
Radio Unica Communications (c)*                               300             --

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Readers Digest Association, Inc., Class A                   7,300            116
Regal Entertainment Group, Class A (a)                      4,200             78
Salem Communications Corp., Class A *                         900             14
Scholastic Corp. *                                          2,200             66
Sinclair Broadcast Group, Inc., Class A                     4,800             38
Sirius Satellite Radio, Inc. (a)*                           1,200              7
The DIRECTV Group, Inc. *                                 101,476          1,403
The E.W. Scripps Co., Class A                              12,000            580
The Liberty Corp.                                           1,000             47
The New York Times Co., Class A (a)                        13,200            374
The Walt Disney Co.                                       169,650          4,294
Thomas Nelson, Inc.                                         3,300             85
Time Warner, Inc.                                         367,052          6,434
Tivo, Inc. (a)*                                             4,500             25
Tribune Co.                                                26,900            780
Triple Crown Media, Inc. *                                    560              4
Univision Communications, Inc., Class A *                  25,510            812
Valassis Communications, Inc. *                             5,900            165
Value Line, Inc.                                              300             10
Viacom, Inc., Class B *                                    72,006          2,987
Washington Post, Class B                                      600            458
Westwood One, Inc.                                          7,200            108
World Wrestling Entertainment, Inc.                         4,900             72
XM Satellite Radio Holdings, Inc., Class A *               15,300            401
                                                                     -----------
                                                                          47,022
OTHER 0.0%
--------------------------------------------------------------------------------
Adelphia Business Solutions (c)*                            4,638             --
Catskill Litigation (c)*                                      500             --
First Virtual Communications, Inc. *                          240             --
Integrated Telecom Express Incescrow (c)*                   1,800             --
Mascotech, Inc. (Escrow Shares) (c)                         1,100             --
Mcleod, Inc. (c)                                           21,892             --
Petrocorp, Inc. (c)                                         3,000             --
Stone & Webster, Inc. (c)                                     700             --
                                                                     -----------
                                                                              --
PHARMACEUTICALS & BIOTECHNOLOGY 7.1%
--------------------------------------------------------------------------------
aaiPharma, Inc. *                                           4,300             --
Abbott Laboratories                                       125,705          5,424
Abgenix, Inc. *                                             7,100            157
Adolor Corp. *                                              1,700             26
Affymetrix, Inc. *                                          4,900            187
Albany Molecular Research, Inc. *                           1,600             18
Alkermes, Inc. (a)*                                         3,100             75
Allergan, Inc.                                             11,900          1,385
Alpharma, Inc., Class A                                     3,700            124
Amgen, Inc. *                                             103,268          7,527
Amylin Pharmaceuticals, Inc. (a)*                           2,300             98
Andrx Corp. *                                               6,400            112
Antigenics, Inc. *                                          1,400              7
Aphton Corp. *                                                800             --
Applera Corp. - Applied Biosystems Group                   16,500            468
Applera Corp. - Celera Genomics Group *                     5,600             66
Arena Pharmaceuticals, Inc. *                                 800             14
Arqule, Inc. *                                              8,800             47
AVANIR Pharmaceuticals, Class A *                             475              7
Avant Immunotherapeutics, Inc. *                            3,000              6
Avigen, Inc. *                                                900              4
Barr Pharmaceuticals, Inc. *                                8,781            576
BioCryst Pharmaceuticals, Inc. *                            1,400             27
Biogen Idec, Inc. *                                        28,125          1,259
BioMarin Pharmaceuticals, Inc. *                            1,800             21
Bradley Pharmaceuticals, Inc. (a)*                          1,700             20
Bristol-Myers Squibb Co.                                  153,750          3,504
Caliper Life Sciences, Inc. *                                 700              4
Cambrex Corp.                                               3,400             75
Celgene Corp. *                                            13,500            961
Cell Genesys, Inc. *                                        1,500              9
Cell Therapeutics, Inc. (a)*                                1,400              3
Cephalon, Inc. (a)*                                         3,500            248
Charles River Laboratories, Inc. *                          6,416            296
Chiron Corp. *                                             15,100            689
Ciphergen Biosystems, Inc. *                                1,700              3
CNS, Inc.                                                   5,000            109
CollaGenex Pharmaceuticals, Inc. *                          3,000             39
Connetics Corp. *                                           3,400             51
Cubist Pharmaceuticals, Inc. *                              1,900             41
CuraGen Corp. *                                             2,100              8
Curis, Inc. *                                               3,140              9
CV Therapeutics, Inc. (a)*                                  1,100             27
Cytogen Corp. *                                               230              1
Dendreon Corp. *                                            1,400              7
Digene Corp. *                                              1,400             46

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Diversa Corp. *                                             1,100              6
Durect Corp. (a)*                                           2,000              9
Dyax Corp. *                                                2,000             11
Eli Lilly & Co.                                            92,400          5,232
Embrex, Inc. *                                              1,300             16
Emisphere Technologies, Inc. *                                800              4
Encysive Pharmaceuticals, Inc. *                            2,600             25
Endo Pharmaceutical Holdings, Inc. *                       10,500            301
Entremed, Inc. *                                            1,200              3
Enzo Biochem, Inc. *                                        1,781             23
Enzon Pharmaceuticals, Inc. *                               4,400             32
Epicept Corp. *                                               489              2
Exelixis, Inc. *                                            1,800             19
First Horizon Pharmaceutical Corp. *                        3,400             57
Forest Laboratories, Inc. *                                27,500          1,273
Gene Logic, Inc. *                                          1,300              5
Genelabs Technologies *                                       160             --
Genentech, Inc. *                                          83,300          7,157
Genta, Inc. *                                               2,900              8
Genzyme Corp. *                                            20,732          1,471
Geron Corp. *                                               1,000              8
Gilead Sciences, Inc. *                                    34,120          2,077
GTC Biotherapeutics, Inc. *                                 1,800              4
Harvard Bioscience, Inc. *                                    500              2
Human Genome Sciences, Inc. *                               5,100             56
ICOS Corp. (a)*                                             2,700             67
Illumina, Inc. *                                            1,500             32
ImClone Systems, Inc. *                                     6,935            250
ImmunoGen, Inc. *                                           1,500              6
Immunomedics, Inc. (a)*                                     2,400              8
Impax Laboratories, Inc. *                                  1,600             16
Incyte Corp. *                                              2,600             13
Indevus Pharmaceuticals, Inc. *                             1,800             10
Inspire Pharmaceuticals, Inc. *                             1,300              6
InterMune, Inc. *                                           1,100             22
Invitrogen Corp. *                                          3,629            250
Isis Pharmaceuticals, Inc. *                                1,900             10
Johnson & Johnson                                         246,370         14,176
Kendle International, Inc. *                                2,700             67
King Pharmaceuticals, Inc. *                               18,516            347
Kos Pharmaceuticals, Inc. *                                 3,200            140
Kosan Biosciences, Inc. *                                   2,500             13
KV Pharmaceutical Co., Class A *                            2,700             65
Lexicon Genetics, Inc. *                                    6,900             28
Ligand Pharmaceuticals, Inc., Class B (a)*                  2,300             29
Luminex Corp. *                                               800             12
Matrixx Initiatives, Inc. (a)*                              1,700             42
Maxygen, Inc. *                                             1,500             12
Medarex, Inc. (a)*                                          3,000             42
Medicis Pharmaceutical Corp., Class A (a)                   3,400            105
Medimmune, Inc. *                                          19,875            678
Merck & Co., Inc.                                         183,552          6,333
MGI Pharma, Inc. *                                          3,932             66
Millennium Pharmaceuticals, Inc. *                         25,856            267
Monogram Biosciences, Inc. *                                4,080              9
Mylan Laboratories, Inc.                                   21,900            431
Myogen, Inc. *                                              2,500             93
Myriad Genetics, Inc. *                                     1,400             30
Nabi Biopharmaceuticals *                                   2,800             11
Nanogen, Inc. (a)*                                          1,500              5
Nektar Therapeutics (a)*                                    2,200             44
NeoRx Corp. *                                                 400             --
Neose Technologies, Inc. *                                    500              1
Neurocrine Biosciences, Inc. *                              1,400             85
Neurogen Corp. *                                              800              6
Northfield Laboratories, Inc. (a)*                          1,100             13
Noven Pharmaceuticals, Inc. *                               5,500             86
NPS Pharmacuticals, Inc. *                                  1,000             14
Nuvelo, Inc. *                                                300              5
Onyx Pharmaceuticals, Inc. *                                1,800             51
Orchid Cellmark, Inc.                                         280              2
Oscient Pharmaceuticals Corp. *                             2,100              5
OSI Pharmaceuticals, Inc. *                                 1,998             56
Oxigene, Inc. *                                               900              4
Pain Therapeutics, Inc. *                                   2,600             24
Par Pharmaceutical Cos., Inc. *                             1,900             63
PDL BioPharma, Inc. *                                       4,100            119
Perrigo Co.                                                 7,300            114
Pfizer, Inc.                                              631,552         16,218
Pharmacopeia Drug Discovery, Inc. *                           650              3
Pharmacyclics, Inc. *                                       1,100              5
Pharmion Corp. *                                            2,500             42
Pozen, Inc. *                                               1,300             21
Praecis Pharmaceuticals, Inc. *                               320              2
Regeneron Pharmaceuticals, Inc. *                           1,900             29
Sangamo BioSciences, Inc. *                                 1,200              6
Savient Pharmaceuticals, Inc. *                             2,300             10
Schering-Plough Corp.                                     121,750          2,331
Sepracor, Inc. *                                            6,600            376
Serologicals Corp. *                                        1,200             27
SuperGen, Inc. *                                              900              5
Tanox, Inc. *                                               4,900             88

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Techne Corp. *                                              3,800            216
The Medicines Co. *                                         1,700             33
Third Wave Technologies, Inc. *                             1,800              6
Titan Pharmaceuticals, Inc. *                                 800              2
Transgenomic, Inc. *                                        1,200              1
Trimeris, Inc. *                                              500              6
Valeant Pharmaceuticals International                       7,900            142
Vertex Pharmaceuticals, Inc. *                              3,144            112
Vical, Inc. *                                               1,600              7
Viropharma, Inc. *                                          1,000             23
Watson Pharmaceuticals, Inc. *                              7,732            256
Wyeth                                                     109,400          5,060
XOMA Ltd, *                                                 2,400              4
ZymoGenetics, Inc. (a)*                                     2,000             45
                                                                     -----------
                                                                          91,045
REAL ESTATE 2.2%
--------------------------------------------------------------------------------
Affordable Residential Communities                          3,000             28
Alexander's, Inc. *                                           700            173
Alexandria Real Estate Equities, Inc.                       2,500            221
AMB Property Corp. (a)                                      7,300            381
American Financial Realty Trust                             8,500            106
American Home Mortgage Investment Corp.                     4,500            129
American Land Lease, Inc.                                   1,700             42
American Mortgage Acceptance Co.                            1,500             23
American Real Estate Partners L.P.                          3,800            131
American Realty Investors, Inc. *                           1,037              8
AMLI Residential Properties                                 1,000             38
Annaly Mortgage Management, Inc. (a)                        9,400            117
Anthracite Capital, Inc.                                    4,900             55
Anworth Mortgage Asset Corp.                                1,000              8
Apartment Investment & Management Co., Class A              7,400            315
Archstone-Smith Trust                                      15,285            716
Arden Realty, Inc.                                          5,500            248
AvalonBay Communities, Inc.                                 6,100            607
Bedford Property Investors, Inc. *                          2,900             67
Boston Properties, Inc.                                     9,900            775
Brandywine Realty Trust                                     7,363            232
BRE Properties, Class A                                     5,000            249
Camden Property Trust                                       2,300            150
Capstead Mortgage Corp.                                     2,240             17
CarrAmerica Realty Corp.                                    5,400            199
CB Richard Ellis Group, Inc., Class A *                     4,500            284
CBL & Associates Properties, Inc. *                         4,400            186
Centerpoint Properties Trust                                3,600            179
Colonial Properties Trust                                   2,567            119
Commercial Net Lease Realty                                 3,320             76
Consolidated-Tomoka Land Co.                                  900             64
Corporate Office Properties Trust SBI                       3,500            142
Correctional Properties Trust                               1,600             45
Cousins Properties, Inc.                                    5,200            162
Crescent Real Estate Equity Co.                             7,400            157
Developers Diversified Realty Corp.                         7,612            375
Duke Realty Corp.                                          12,990            471
EastGroup Properties, Inc.                                    900             42
Entertainment Properties Trust                              2,200             96
Equity Inns, Inc.                                           2,700             43
Equity Lifestyle Properties, Inc.                           3,000            138
Equity Office Properties Trust                             32,738          1,042
Equity One, Inc.                                            6,600            158
Equity Residential                                         24,700          1,048
Essex Property Trust, Inc.                                  2,600            258
Federal Realty Investment Trust *                           5,200            347
FelCor Lodging Trust, Inc.                                  5,700            113
First Industrial Realty Trust (a)                           2,600            102
Forest City Enterprises, Inc., Class A                     10,400            394
Friedman Billings Ramsey Group, Inc., Class A (a)          12,080            140
General Growth Properties, Inc. (a)                        20,460          1,056
Getty Realty Corp.                                          2,000             57
Glenborough Realty Trust, Inc.                              2,400             47
Glimcher Realty Trust                                       3,800            104
Global Signal, Inc.                                         5,000            241
Health Care Property Investors, Inc.                       10,648            295
Health Care Real Estate Investment Trust, Inc. (a)          5,200            193
Healthcare Realty Trust, Inc.                               4,900            172
Heritage Property Investment Trust, Inc.                    4,000            142
Highwoods Properties, Inc.                                  5,600            177
Home Properties, Inc. (a)                                   2,500            115
Hospitality Properties Trust                                6,000            257
Host Marriott Corp.                                        28,400            567

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
HRPT Properties Trust                                      13,500            145
IMPAC Mortgage Holdings, Inc. (a)                           4,800             42
Inland Real Estate Corp.                                    5,500             84
Innkeepers USA Trust                                        1,500             27
iStar Financial, Inc.                                       9,390            337
Jones Lang LaSalle, Inc.                                    2,300            135
Kilroy Realty Corp.                                         1,800            122
Kimco Realty Corp.                                         18,700            656
LaSalle Hotel Properties                                    3,500            134
Lexington Corp. Properties Trust (a)                        3,000             67
Liberty Property Trust                                      8,300            376
LTC Properties, Inc.                                        2,800             63
Mack-Cali Realty Corp.                                      5,900            264
Maguire Properties, Inc.                                    3,000            101
MeriStar Hospitality Corp. *                                2,200             23
MFA Mortgage Investments, Inc.                              5,500             36
Mid-America Apartment Communities, Inc.                     2,500            128
National Health Investors, Inc.                             3,100             85
National Health Realty, Inc.                                2,300             46
Nationwide Health Properties, Inc.                          5,100            117
New Century Financial Corp.                                 3,600            141
New Plan Excel Realty Trust                                 8,500            209
Newcastle Investment Corp.                                  2,200             60
Novastar Financial, Inc. (a)                                2,000             63
Omega Healthcare Investors, Inc.                            2,784             36
Pan Pacific Retail Properties, Inc.                         2,201            152
Parkway Properties, Inc.                                      500             21
Pennsylvania Real Estate Investment Trust                   2,500            102
Plum Creek Timber Co., Inc.                                15,047            556
PMC Commercial Trust                                        1,500             19
Post Properties, Inc.                                       2,200             89
Potlatch Corp. *                                            2,300            118
ProLogis                                                   20,854          1,068
PS Business Parks, Inc.                                     3,000            165
Public Storage, Inc.                                       10,900            791
RAIT Investment Trust                                       3,300             89
Ramco-Gershenson Properties                                 1,400             39
Rayonier, Inc.                                              2,388            102
Realty Income Corp.                                         4,600            107
Reckson Associates Realty Corp.                             5,300            212
Redwood Trust, Inc.                                         2,500            109
Regency Centers Corp.                                       5,700            367
Saul Centers, Inc.                                          2,100             78
Saxon Capital, Inc.                                         3,500             42
Senior Housing Properties Trust                             4,950             89
Shelbourne Properties I                                       500              5
Shelbourne Properties III                                     500              3
Shurgard Storage Centers, Inc., Class A                     4,500            271
Simon Property Group, Inc. (a)                             18,574          1,539
SL Green Realty Corp.                                       4,200            353
Sovran Self Storage, Inc.                                     800             40
Sun Communities, Inc.                                       3,000            100
Tanger Factory Outlet Centers                               1,600             50
Taubman Centers, Inc.                                       4,100            154
Tejon Ranch Co. (a)*                                          674             29
The Macerich Co.                                            5,200            377
The Mills Corp.                                             5,400            224
The St. Joe Co.                                             5,300            336
The Town & Country Trust.                                   1,000             37
Thornburg Mortgage, Inc. (a)                                7,800            200
Trammell Crow Co. *                                         2,800             80
Trizec Properties, Inc.                                    12,700            296
Trustreet Properties, Inc.                                  1,000             15
United Dominion Realty Trust, Inc.                          9,400            239
United Mobile Homes, Inc.                                   1,600             25
Universal Health Realty Income                                900             31
Urstadt Biddle Properties, Inc.                               500              8
Urstadt Biddle Properties, Inc., Class A                    1,000             17
Ventas, Inc.                                                5,800            177
Vornado Realty Trust                                       10,500            928
W.P. Carey & Co. LLC                                        4,100            109
Washington Real Estate Investment Trust (a)                 3,100            102
Weingarten Realty Investment                                7,975            323
Wellsford Real Properties, Inc.                             1,400              8
                                                                     -----------
                                                                          28,527
RETAILING 4.1%
--------------------------------------------------------------------------------
99 Cents Only Stores *                                      3,066             32
Aaron Rents, Inc.                                           3,750             90
Aaron Rents, Inc., Class A                                  2,175             48
Abercrombie & Fitch Co., Class A                            8,300            551
Advance Auto Parts, Inc. *                                  9,540            416
Advanced Marketing Services, Inc. *                         2,400              9
Amazon.com, Inc. (a)*                                      33,700          1,510
America's Car-Mart, Inc. (a)*                               3,750             70
American Eagle Outfitters, Inc.                            10,100            273
AnnTaylor Stores Corp. *                                    9,825            327
Artistdirect, Inc. *                                        1,000              4
Asbury Automotive Group, Inc. *                             4,100             74
AutoNation, Inc. *                                         21,600            481

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
AutoZone, Inc. *                                            6,100            596
Barnes & Noble, Inc.                                        7,400            314
Bed, Bath & Beyond, Inc. *                                 23,700            887
Best Buy Co., Inc. (a)                                     39,225          1,987
Big Lots, Inc. *                                           11,100            148
Blockbuster, Inc., Class A (a)                              6,900             29
Borders Group, Inc.                                         9,000            222
Building Material Holding Corp.                             4,000            317
Burlington Coat Factory Warehouse Corp.                     2,500            112
Cabela's, Inc., Class A (a)*                                3,500             61
Carmax, Inc. *                                              3,923            117
Charming Shoppes, Inc. *                                    7,700             94
Chico's FAS, Inc. *                                        13,300            579
Circuit City Stores, Inc.                                  16,500            416
Claire's Stores, Inc. *                                    16,000            507
Coldwater Creek, Inc. *                                     8,502            173
CSK Auto Corp. *                                            3,500             57
DEB Shops, Inc.                                             1,600             49
Dick's Sporting Goods, Inc. (a)*                            1,000             37
Dillards, Inc., Class A                                     5,500            142
Dollar General Corp. (a)                                   27,775            469
Dollar Tree Stores, Inc. *                                  8,650            214
Duckwall-ALCO Stores, Inc. *                                1,800             47
eBay, Inc. *                                              110,848          4,778
Expedia, Inc. *                                            31,345            816
Family Dollar Stores, Inc.                                 10,200            244
Federated Department Stores, Inc.                          21,476          1,431
Finlay Enterprises, Inc. *                                  1,000              9
Foot Locker, Inc.                                          14,100            320
GameStop Corp., Class A (a)*                                1,524             61
Genesco, Inc. *                                             4,300            168
Genuine Parts Co.                                          13,500            574
Group 1 Automotive, Inc. *                                  1,400             48
Guess?, Inc. *                                              2,700            115
Guitar Center, Inc. *                                       1,700             91
Handleman Co.                                               6,600             78
Hibbett Sporting Goods, Inc. *                              3,543            109
Hollywood Media Corp. *                                     1,100              5
Home Depot, Inc.                                          170,200          6,902
IAC/InterActiveCorp. *                                     31,345            910
Insight Enterprises, Inc. *                                 4,650             97
J.C. Penney Co., Inc.                                      22,400          1,250
Kohl's Corp. *                                             25,800          1,145
Limited Brands, Inc.                                       31,520            746
Linens 'n Things, Inc. *                                    4,300            119
Lithia Motors, Inc., Class A                                  700             21
Lowe's Cos., Inc.                                          63,700          4,048
Michael's Stores, Inc.                                      9,800            330
Monro Muffler Brake, Inc.                                   1,050             36
NetFlix, Inc. (a)*                                          6,000            165
Nordstrom, Inc. (a)                                        20,600            859
O'Reilly Automotive, Inc. *                                 4,400            144
Office Depot, Inc. *                                       26,000            862
OfficeMax, Inc.                                             6,400            183
Pacific Sunwear of California *                             7,475            183
Payless Shoesource, Inc. *                                  5,906            144
Petco Animal Supplies, Inc. *                               5,000            109
PETsMART, Inc.                                             11,100            278
Pomeroy IT Solutions, Inc. *                                2,100             21
Priceline.com, Inc. *                                       3,983             88
RadioShack Corp.                                           10,700            238
Rent-A-Center, Inc. *                                       5,250            108
Rent-Way, Inc. *                                            3,200             22
REX Stores Corp. *                                          1,875             31
Ross Stores, Inc.                                          13,400            382
Saks, Inc. *                                               16,900            326
Sears Holdings Corp. *                                      8,885          1,079
Shoe Carnival, Inc. *                                       1,200             29
Sonic Automotive, Inc.                                      1,400             33
Spiegel, Inc., Class A (c)*                                 5,000             --
Stage Stores, Inc.                                          1,800             53
Staples, Inc.                                              61,800          1,465
Stein Mart, Inc.                                            3,800             63
Talbots, Inc.                                               5,700            159
Target Corp.                                               74,600          4,084
The Buckle, Inc.                                            1,000             35
The Cato Corp., Class A                                     1,800             39
The Children's Place Retail Stores, Inc. *                  1,800             79
The Dress Barn, Inc. *                                      3,000            138
The Finish Line, Class A                                    3,600             65
The Gap, Inc.                                              73,900          1,337
The J. Jill Group, Inc. *                                   2,000             39
The Men's Wearhouse, Inc. *                                 3,600            123
The Pantry, Inc. *                                            400             22
The Sherwin-Williams Co.                                   13,000            688
The Source Interlink Cos., Inc. *                           5,000             56
The Sports Authority, Inc. *                                2,870            105
The Sportsman's Guide, Inc. *                               7,500            173
The TJX Cos., Inc.                                         40,400          1,031
Tiffany & Co.                                              11,500            434
Too, Inc. *                                                 1,742             50
Tractor Supply Co. *                                        4,000            204
Trans World Entertainment Corp. *                           1,500              8
Tuesday Morning Corp.                                       2,500             53

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Tweeter Home Entertainment Group, Inc. *                    1,100              9
United Auto Group, Inc.                                     1,000             38
Urban Outfitters, Inc. *                                   12,800            350
ValueVision Media, Inc., Class A *                          1,400             17
Williams-Sonoma, Inc. *                                     9,200            366
Winmark Corp. *                                             1,200             27
Zale Corp. *                                                5,020            123
                                                                     -----------
                                                                          52,627
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
--------------------------------------------------------------------------------
Actel Corp. *                                               1,100             17
ADE Corp. *                                                 3,100            101
Advanced Energy Industries, Inc. *                          3,900             61
Advanced Micro Devices, Inc. *                             29,000          1,214
Advanced Power Technology, Inc. *                           1,500             23
Agere Systems, Inc. *                                      15,011            186
Alliance Semiconductor Corp. *                              1,200              3
Altera Corp. *                                             30,400            587
AMIS Holdings, Inc. *                                       2,500             26
Amkor Technology, Inc. (a)*                                14,400             81
Anadigics, Inc. (a)*                                        1,150              8
Analog Devices, Inc.                                       30,200          1,201
Applied Materials, Inc.                                   139,098          2,650
Applied Micro Circuits Corp. *                             25,238             83
Asyst Technologies, Inc. *                                  1,700             12
Atmel Corp. *                                              37,900            150
ATMI, Inc. *                                                1,400             47
August Technology Corp. *                                   1,300             15
Axcelis Technologies, Inc. *                                7,044             44
AXT, Inc. *                                                   800              2
Broadcom Corp., Class A *                                  26,200          1,787
Brooks Automation, Inc. *                                   2,585             44
Cabot Microelectronics Corp. *                                660             22
Ceva, Inc. *                                                  433              3
Cirrus Logic, Inc. *                                        3,800             32
Cohu, Inc.                                                  1,100             31
Conexant Systems, Inc. *                                   25,046             84
Credence Systems Corp. *                                    1,700             15
Cree, Inc. (a)*                                             6,000            157
Cymer, Inc. *                                               1,700             77
Cypress Semiconductor Corp. *                               8,500            144
Diodes, Inc. *                                              4,275            158
DSP Group, Inc. *                                           3,300             97
Electroglas, Inc. *                                           900              4
Emcore Corp. *                                              1,500             12
Entegris, Inc. *                                           10,199            107
ESS Technology, Inc. *                                      2,100              8
Exar Corp. *                                                3,300             44
Fairchild Semiconductor International, Inc., Class A *      8,600            172
FEI Co. *                                                   1,500             35
Formfactor, Inc. *                                          2,500             75
Freescale Semiconductor, Inc., Class B *                   21,360            539
FSI International, Inc. *                                   1,300              7
HI/FN, Inc. *                                                 800              6
Ibis Technology Corp. *                                       800              3
Integrated Device Technology, Inc. *                       11,220            156
Integrated Silicon Solutions, Inc. *                        3,400             22
Intel Corp.                                               533,832         11,355
International Rectifier Corp. *                             6,600            240
Intersil Corp., Class A                                    12,364            359
IXYS Corp. *                                                  900             10
KLA-Tencor Corp.                                           15,000            780
Kopin Corp. *                                               2,500             12
Kulicke & Soffa Industries, Inc. *                          4,400             49
Lam Research Corp. *                                       11,600            539
Lattice Semiconductor Corp. *                               4,600             21
Linear Technology Corp.                                    25,000            930
Logicvision, Inc. *                                         1,000              1
LSI Logic Corp. *                                          29,964            274
LTX Corp. *                                                 1,900             10
Mattson Technology, Inc. *                                  4,100             53
Maxim Integrated Products, Inc.                            25,453          1,045
MEMC Electronic Materials, Inc. *                          16,300            466
Micrel, Inc. *                                              6,800             83
Microchip Technology, Inc.                                 16,475            618
Micron Technology, Inc. *                                  49,500            727
Microsemi Corp. *                                           7,000            213
Mindspeed Technologies, Inc. (a)*                           7,598             24
MIPS Technologies, Inc. *                                   1,100             10
MKS Instruments, Inc. *                                     4,300             93
Monolithic System Technology, Inc. *                        1,200             10
Nanometrics, Inc. *                                           300              4
National Semiconductor Corp.                               29,200            824
Novellus Systems, Inc. *                                   11,171            317
Nvidia Corp. (a)*                                          14,000            629
Omnivision Technologies, Inc. *                             2,800             71
ON Semiconductor Corp. *                                   21,000            158
Pericom Semiconductor Corp, *                                 600              6
Photronics, Inc. *                                          3,900             70
Pixelworks, Inc. *                                          4,100             23
PLX Technology, Inc. *                                      1,300             14

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Power Integrations, Inc. *                                  1,400             37
QuickLogic Corp. *                                            900              4
Rambus, Inc. (a)*                                           8,200            240
RF Micro Devices, Inc. *                                   13,700            100
Rudolph Technologies, Inc. *                                  500              8
Semitool, Inc. *                                            4,300             59
Semtech Corp. *                                             6,000            116
Silicon Image, Inc. *                                       2,000             23
Silicon Laboratories, Inc. *                                5,000            246
Silicon Storage Technology, Inc. *                          7,000             34
Sipex Corp. *                                               1,600              4
SiRF Technology Holdings, Inc. *                            3,500            118
Skyworks Solutions, Inc. *                                  5,689             30
Standard Microsystems Corp. *                               3,600            124
Supertex, Inc. *                                            1,400             42
Teradyne, Inc. *                                           15,559            271
Tessera Technologies, Inc. *                                3,000             97
Texas Instruments, Inc.                                   143,397          4,191
Therma-Wave, Inc. *                                         1,000              2
Three-Five Systems, Inc. *                                  1,099             --
Transmeta Corp., Delaware *                                 4,500              6
Transwitch Corp. *                                          3,100              6
Tripath Technology, Inc. *                                  1,800              1
Triquint Semiconductor, Inc. *                              5,310             26
Ultratech, Inc. *                                           1,300             25
Varian Semiconductor Equipment Associates, Inc. *           1,500             74
Veeco Instruments, Inc. *                                   3,500             76
Virage Logic Corp. *                                        1,400             15
Vitesse Semiconductor Corp. *                               6,986             18
Xilinx, Inc.                                               27,600            777
Zoran Corp. *                                               1,761             34
                                                                     -----------
                                                                          37,194
SOFTWARE & SERVICES 6.4%
--------------------------------------------------------------------------------
Accenture Ltd.                                             40,000          1,261
Activision, Inc. *                                         19,866            285
Actuate Corp. *                                             2,300              9
Acxiom Corp.                                               13,300            315
Adobe Systems, Inc.                                        46,210          1,835
Advent Software, Inc. *                                     4,100            108
Affiliated Computer Services, Inc., Class A *              12,000            751
Agile Software Corp. *                                      1,900             12
Akamai Technologies, Inc. *                                 8,938            195
Alliance Data Systems Corp. *                               6,600            279
Altiris, Inc. *                                             2,500             49
Analysts International Corp. *                              2,400              7
Ansoft Corp. *                                              2,300             81
answerthink, Inc. *                                         1,700              9
Ansys, Inc. *                                               3,400            149
Anteon International Corp. *                                2,000            110
Ariba, Inc. (a)*                                            5,270             49
Aspen Technology, Inc. *                                    6,000             51
Atari, Inc. *                                               1,600              1
Autodesk, Inc.                                             16,800            682
Automatic Data Processing, Inc.                            48,100          2,113
BEA Systems, Inc. *                                        30,400            315
BearingPoint, Inc. *                                        7,100             58
BMC Software, Inc. *                                       19,000            420
Borland Software Corp. *                                    3,000             19
Bottomline Technologies, Inc. *                             2,000             23
BroadVision, Inc. *                                         1,090              1
CACI International, Inc., Class A *                         2,100            120
Cadence Design Systems, Inc. *                             22,600            399
Captaris, Inc. *                                            2,200              8
Carreker Corp. *                                            3,700             21
Catapult Communications Corp. *                             1,600             19
CCC Information Services Group, Inc. *                      7,322            194
Centra Software, Inc. *                                     2,400              6
Ceridian Corp. *                                           19,500            481
Certegy, Inc. *                                             4,150            180
CheckFree Corp. *                                           7,900            409
Chordiant Software, Inc. *                                  1,100              3
CIBER, Inc. *                                               1,900             12
Citrix Systems, Inc. *                                     20,000            617
Click Commerce, Inc. (a)*                                     320             10
CMGI, Inc. *                                               14,086             21
CNET Networks, Inc. *                                       9,983            150
Cognizant Technology Solutions Corp., Class A *            10,600            555
Computer Associates International, Inc. *                  47,508          1,297
Computer Sciences Corp. *                                  16,238            823
Compuware Corp. *                                          19,900            164
Convergys Corp. *                                          10,500            181
Corillian Corp. *                                           2,000              6
Covansys Corp. *                                            5,000             76
CSG Systems International, Inc. *                           5,400            123
Datastream Systems, Inc. *                                  1,300             13
Digimarc Corp. *                                            3,500             27
Digital Insight Corp. *                                     2,300             82
Digital River, Inc. *                                       2,100             71
Digitas, Inc. *                                             4,000             52
Divine, Inc. *                                                161             --
DST Systems, Inc. *                                         8,100            459
Dynamics Research Corp. *                                   1,200             17

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Earthlink, Inc. *                                          11,850            135
Edgewater Technology, Inc. *                                  767              5
eFunds Corp. *                                              5,002            118
Electronic Arts, Inc. *                                    25,200          1,375
Electronic Data Systems Corp.                              42,100          1,060
eLoyalty Corp. *                                              190              2
Embarcadero Technologies, Inc. *                            2,900             22
Entrust, Inc. *                                             2,800             11
Epicor Software Corp. *                                     4,000             53
EPIQ Systems, Inc. *                                          550             12
Equinix, Inc. *                                             2,565            120
Euronet Worldwide, Inc. (a)*                                2,500             81
Factset Research Systems, Inc.                              3,750            150
Fair Isaac Corp.                                            7,744            343
FalconStor Software, Inc. *                                 1,200             11
FileNet Corp. *                                             3,800            107
First Data Corp.                                           62,932          2,838
Firstwave Technologies, Inc. *                              1,000              2
Fiserv, Inc. *                                             15,300            673
Forrester Research, Inc., Class A *                         4,100             84
Gartner, Inc. *                                            10,300            142
Global Payments, Inc.                                       6,240            318
Google, Inc., Class A *                                    22,500          9,748
GSE Systems, Inc. *                                           424              1
Hewitt Associates, Inc., Class A *                          5,925            158
HomeStore, Inc. *                                           5,020             30
Hyperion Solutions Corp. *                                  4,275            147
iBEAM Broadcasting Corp. *                                    290             --
iGate Corp. *                                               1,300              7
Informatica Corp. *                                         6,700             99
Inforte Corp. *                                             3,700             15
Infospace, Inc. *                                           3,872             91
infoUSA, Inc. *                                             2,300             25
Innodata Isogen, Inc. *                                     2,400              7
Intellisync Corp. *                                         1,500              8
Interactive Intelligence, Inc. *                            1,000              7
Interland, Inc. *                                             510              2
Internet Capital Group, Inc. *                                350              3
Internet Security Systems, Inc. *                           4,600             98
InterVoice, Inc. *                                          1,678             14
Interwoven, Inc. *                                          5,925             56
Intrado, Inc. *                                             3,600             92
Intuit, Inc. *                                             16,715            875
iPayment, Inc. *                                            2,500            104
Iron Mountain, Inc. *                                       9,787            408
j2 Global Communications, Inc. (a)*                         2,000             95
Jack Henry & Associates, Inc.                               6,300            129
JDA Software Group, Inc. *                                  2,000             31
Kana Software, Inc. *                                         528              1
Kanbay International, Inc. *                                3,000             51
Keane, Inc. *                                               3,960             43
Kronos, Inc. *                                              1,875             74
Lawson Software, Inc. (a)*                                  8,000             59
Lightbridge, Inc. *                                         2,200             21
LookSmart, Ltd. *                                             480              2
Macrovision Corp. *                                         3,100             58
Magma Design Automation, Inc. *                             1,700             17
Management Network Group, Inc. *                            2,400              7
Manhattan Associates, Inc. *                                1,300             28
Manugistics Group, Inc. *                                   2,300              5
MapInfo Corp. *                                             3,125             44
Matrixone, Inc. *                                           1,700              8
MAXIMUS, Inc.                                               1,700             66
McAfee, Inc. *                                             14,445            335
Mentor Graphics Corp. *                                     5,700             63
MetaSolv, Inc. *                                            2,800              9
Micromuse, Inc. *                                           2,900             29
Micros Systems, Inc. *                                     11,000            508
Microsoft Corp. (b)                                       884,960         24,912
MicroStrategy, Inc., Class A *                                856             82
Midway Games, Inc. (a)*                                     5,600             74
Moldflow Corp. *                                              300              4
MoneyGram International, Inc.                               7,500            199
MPS Group, Inc. *                                           8,100            115
MRO Software, Inc. *                                        3,900             60
MSC.Software Corp. *                                        1,800             33
Napster, Inc. *                                               724              3
NAVTEQ Corp. *                                              6,100            274
Neoforma, Inc. *                                            1,500             15
Neon Systems, Inc. *                                        2,400             15
NetIQ Corp. *                                               7,704            101
Netratings, Inc. *                                          3,000             40
NetScout Systems, Inc. *                                    1,800             11
Novell, Inc. *                                             25,600            249
Nuance Communications, Inc. *                               1,974             17
NYFIX, Inc. *                                                 750              4
Onyx Software Corp. *                                         350              1
Openwave Systems, Inc. (a)*                                 5,271            114
Opnet Technologies, Inc. *                                  3,600             32
Opsware, Inc. *                                               800              6
Oracle Corp. *                                            429,500          5,399
Parametric Technology Corp. *                              21,700            136
Paychex, Inc.                                              32,400          1,178
Pegasus Solutions, Inc. *                                   3,900             35
Perot Systems Corp., Class A *                              9,100            137
Phoenix Technologies Ltd. *                                 1,300              9

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
PLATO Learning, Inc. *                                      1,433             12
Portal Software, Inc. *                                     1,220              3
Progress Software Corp. *                                   4,200            121
Quality Systems, Inc. (a)                                   1,800            159
Quest Software, Inc. *                                      7,700            122
Quovadx, Inc. *                                             2,600              7
Radiant Systems, Inc. *                                     1,300             18
RealNetworks, Inc. *                                        6,000             48
Red Hat, Inc. *                                            14,600            423
Renaissance Learning, Inc.                                  2,100             34
RSA Security, Inc. *                                        5,000             77
S1 Corp. *                                                 12,930             54
Saba Software, Inc. *                                         500              3
Sabre Holdings Corp., Class A                              12,401            304
Safeguard Scientifics, Inc. *                               3,300              7
Sagent Technology, Inc. *                                   1,500             --
Salesforce.com, Inc. *                                      8,500            349
Sapient Corp. *                                             9,100             60
Secure Computing Corp. *                                    3,200             47
Selectica, Inc. *                                           1,900              6
Serena Software, Inc. *                                     4,600            109
Siebel Systems, Inc.                                       25,100            266
Sonic Foundry, Inc. *                                         600              1
SonicWALL, Inc. *                                           4,900             40
SPSS, Inc. *                                                3,200            103
SRA International, Inc., Class A *                          5,000            159
SSA Global Technologies, Inc. *                             5,500             96
Startek, Inc.                                               1,400             28
Stellent, Inc. *                                            1,100             12
SumTotal Systems, Inc. *                                      463              2
SupportSoft, Inc. *                                         4,800             21
Sybase, Inc. *                                             19,036            411
Symantec Corp. *                                           93,673          1,722
Synopsys, Inc. *                                           13,684            303
Synplicity, Inc. *                                          1,200             11
Syntel, Inc.                                                2,500             54
Take-Two Interactive Software, Inc. *                       6,000             95
Talx Corp.                                                  3,825            120
TeleCommunication Systems, Inc., Class A                    1,300              3
The BISYS Group, Inc. *                                     9,000            130
The Reynolds & Reynolds Co., Class A                        7,500            213
THQ, Inc. *                                                 2,925             77
TIBCO Software, Inc. *                                     16,000            128
Tier Technologies, Inc., Class B *                            500              4
Total System Services, Inc.                                16,300            320
Transaction Systems Architects, Inc., Class A *             5,200            172
Troy Group, Inc. *                                          2,000              6
Tumbleweed Communications Corp. *                           2,000              5
Ulticom, Inc. *                                             4,800             49
Unisys Corp. *                                             27,600            185
United Online, Inc.                                         6,150             84
USinternetworking, Inc. *                                   1,100             --
VA Software Corp. *                                         1,427              3
Valueclick, Inc. *                                          6,000            113
Verint Systems, Inc. *                                      2,500             91
VeriSign, Inc. *                                           20,875            496
Vertel Corp. *                                                900             --
Viewpoint Corp. *                                           2,000              2
Vignette Corp. *                                              894             15
Vitria Technology, Inc. *                                     925              3
WatchGuard Technologies, Inc. *                             1,800              7
WebEx Communications, Inc. *                                2,500             61
webMethods, Inc. *                                          1,921             15
Websense, Inc. *                                            2,500            165
Wind River Systems, Inc. *                                  6,760             90
Witness Systems, Inc. *                                     2,100             42
WorldGate Communications, Inc. (a)*                         2,000              4
Yahoo! Inc. *                                             111,144          3,817
Zix Corp. *                                                   900              2
                                                                     -----------
                                                                          82,087
TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
--------------------------------------------------------------------------------
3Com Corp. *                                               17,900             82
Adaptec, Inc. *                                             5,700             31
ADC Telecommunications, Inc. *                              4,031            102
Adtran, Inc.                                                7,000            205
Advanced Digital Information Corp. *                        2,600             26
Aeroflex, Inc. *                                            5,400             65
Agilent Technologies, Inc. *                               39,317          1,333
Agilysys, Inc.                                              1,600             34
American Technical Ceramics Corp. *                           500              5
Amphenol Corp., Class A                                     8,800            447
Anaren, Inc. *                                              3,300             58
Andrew Corp. *                                             10,925            142
Anixter International, Inc. *                               3,300            153
APA Enterprises, Inc. *                                     1,000              1
Apple Computer, Inc. *                                     61,600          4,651
Arris Group, Inc. *                                         2,600             31
Arrow Electronics, Inc. *                                  12,000            412

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS  continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Audiovox Corp. *                                            1,600             24
Avanex Corp. *                                              2,100              2
Avaya, Inc. *                                              37,885            400
Avici Systems, Inc. *                                         375              2
Avid Technology, Inc. *                                     3,756            187
Avnet, Inc. *                                              11,288            276
Avocent Corp. *                                             3,963            132
AVX Corp.                                                  14,000            233
Aware, Inc. *                                               1,100              5
Bel Fuse, Inc.                                              1,200             38
Belden CDT, Inc. (a)                                        4,400            119
Bell Microproducts, Inc. *                                  1,000              6
Benchmark Electronics, Inc. *                               3,050            111
Black Box Corp.                                             1,700             86
Blue Coat Systems, Inc. *                                     340             14
Brightpoint, Inc. *                                         3,712             84
Brocade Communications Systems, Inc. *                     21,000             97
C-COR, Inc. *                                               3,100             20
CalAmp Corp. *                                              1,000             11
CDW Corp.                                                   6,800            381
Centillium Communications, Inc. *                           1,000              3
Checkpoint Systems, Inc. *                                  4,600            124
CIENA Corp. *                                              17,294             69
Cisco Systems, Inc. *                                     563,969         10,473
Clarent Corp. *                                             1,545             --
Cogent, Inc. *                                              5,000            120
Cognex Corp.                                                2,900             85
Cognitronics Corp. *                                        2,600              8
Coherent, Inc. *                                            1,300             40
Com21, Inc. *                                               1,400             --
Comarco, Inc. *                                               500              6
CommScope, Inc. *                                           4,900            108
Comtech Telecommunications Corp. *                          2,175             69
Comverse Technology, Inc. *                                13,400            367
Concurrent Computer Corp. *                                 3,000              7
Corning, Inc. *                                           115,607          2,815
CoSine Communications, Inc. *                                 730              2
CTS Corp.                                                   5,800             71
Daktronics, Inc.                                            2,600             79
DDi Corp. *                                                     8             --
Dell, Inc. *                                              195,500          5,730
Diebold, Inc.                                               5,300            207
Digital Lightwave, Inc. *                                   1,300             --
Dionex Corp. *                                              1,200             64
Ditech Communications Corp. *                               4,100             37
Echelon Corp. *                                             3,700             33
Electro Scientific Industries, Inc. *                       1,300             33
Electronics for Imaging *                                   3,400             94
EMC Corp. *                                               199,686          2,676
EMS Technologies, Inc. *                                    1,000             17
Emulex Corp. *                                              5,900            108
Enterasys Networks, Inc. *                                  1,075             15
Epresence, Inc. (c)*                                        2,700             --
Excel Technology, Inc. *                                      600             15
Extreme Networks, Inc. *                                    4,500             22
F5 Networks, Inc. *                                         3,300            214
Fargo Electronics, Inc. *                                   2,000             39
Finisar Corp. *                                             7,900             21
Flir Systems, Inc. *                                        4,800            114
Foundry Networks, Inc. *                                    9,300            140
Frequency Electronics, Inc.                                   500              6
Gateway, Inc. *                                            11,800             32
Gerber Scientific, Inc. *                                   1,900             21
Glenayre Technologies, Inc. *                               2,300              9
Global Imaging Systems, Inc. *                              2,100             74
Harmonic, Inc. *                                            6,342             35
Harris Corp.                                               14,000            650
Hewlett-Packard Co.                                       252,916          7,886
Hutchinson Technology, Inc. (a)*                            2,500             69
ID Systems, Inc. *                                          3,000             71
Identix, Inc. *                                             1,600             13
Imation Corp.                                               2,000             91
Immersion Corp. *                                             800              5
InFocus Corp. *                                             1,600              6
Ingram Micro, Inc., Class A *                              13,400            259
Intelli-Check, Inc. *                                         500              3
Inter-Tel, Inc.                                             6,000            130
Interdigital Communications Corp. *                         4,500            116
Intergraph Corp. *                                          9,700            371
Intermec, Inc. *                                            5,600            195
International Business Machines Corp.                     135,450         11,012
Iomega Corp. *                                             12,400             32
Itron, Inc. *                                               2,500            120
Ixia *                                                      5,200             66
Jabil Circuit, Inc. (a)*                                   15,400            622
JDS Uniphase Corp. *                                      112,424            352
Juniper Networks, Inc. *                                   40,565            736
Jupiter Media Metrix, Inc. (c)*                             1,673             --
Keithley Instruments, Inc.                                  3,200             49
Kemet Corp. *                                               6,700             62
Landauer, Inc.                                              1,100             51
Lantronix, Inc. *                                           1,900              4
LaserCard Corp. (a)*                                        1,000             16
LeCroy Corp. *                                                900             13

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Lexar Media, Inc. *                                         5,400             42
Lexmark International, Inc., Class A *                     10,900            529
Lightpath Technologies, Inc. *                                 75             --
Littelfuse, Inc. *                                          2,000             59
Lucent Technologies, Inc. *                               301,923            797
MasTec, Inc. *                                              5,350             65
Maxtor Corp. *                                             17,748            163
Maxwell Technologies, Inc. *                                1,000             17
McData Corp., Class A *                                     4,047             17
Measurement Specialties, Inc. *                               700             18
Mechanical Technology, Inc. *                               1,800              6
Mercury Computer Systems, Inc. *                            3,600             70
Merix Corp. *                                               3,700             30
Methode Electronics, Inc.                                   3,600             44
MOCON, Inc.                                                   600              5
Molex, Inc.                                                16,125            488
Motorola, Inc.                                            193,455          4,393
MRV Communications, Inc. *                                  4,307             11
MTS Systems Corp.                                           4,500            165
National Instruments Corp.                                  5,675            188
NCR Corp. *                                                23,800            884
Network Appliance, Inc. *                                  27,500            858
Network Equipment Technologies, Inc. *                      5,000             21
Newport Corp. *                                             4,200             71
NMS Communications Corp. *                                  1,500              5
Oplink Communications, Inc. *                                 657             12
Optical Communication Products, Inc. *                        500              2
OSI Systems, Inc. *                                         3,700             81
OYO Geospace Corp. *                                          300             15
Packeteer, Inc. *                                           1,100             14
Palm, Inc. (a)*                                             1,569             62
Park Electrochemical Corp.                                  3,600            102
Parkervision, Inc. *                                          400              4
Paxar Corp. *                                               2,300             47
PC Connection, Inc. *                                       3,000             17
PC-Tel, Inc. *                                              1,400             13
Pemstar, Inc. *                                             1,600              4
Performance Technologies, Inc. *                            1,600             13
Photon Dynamics, Inc. *                                     3,400             75
Planar Systems, Inc. *                                      3,700             51
Plantronics, Inc.                                           4,000            140
Plexus Corp. *                                              1,700             48
Polycom, Inc. *                                             9,200            178
Powerwave Technologies, Inc. *                              3,583             52
Presstek, Inc. *                                            1,100             12
Printronix, Inc.                                            2,400             36
QLogic Corp. *                                              8,522            338
Qualcomm, Inc.                                            135,100          6,479
Quantum Corp. *                                             5,500             20
Radisys Corp. *                                             3,700             67
Redback Networks, Inc. *                                    8,076            136
Remec, Inc. *                                               1,115              2
Research Frontiers, Inc. *                                    800              4
Richardson Electronics, Ltd.                                1,300             10
Rofin-Sinar Technologies, Inc. *                            1,900             91
SafeNet, Inc. *                                             2,770             87
SanDisk Corp. *                                            11,000            741
Sanmina -- SCI Corp. *                                     41,316            174
SatCon Technology Corp. *                                     900              2
SBS Technologies, Inc. *                                    1,700             19
Scansource, Inc. *                                            600             35
Scientific-Atlanta, Inc.                                   11,900            509
SCM Microsystems, Inc. *                                    1,200              4
Seachange International, Inc. *                             3,350             28
Silicon Graphics, Inc. *                                    4,800              2
Sirenza Microdevices, Inc. *                                1,300              9
Socket Communications, Inc. *                                 800              1
Solectron Corp. *                                          81,520            311
Somera Communications, Inc. *                               1,900              1
Sonus Networks, Inc. *                                     19,400             91
Spectralink Corp.                                           1,000             12
StorageNetworks, Inc. (c)*                                  2,100             --
Stratasys, Inc. *                                           1,350             35
Stratex Networks, Inc. *                                    2,800             12
Sun Microsystems, Inc. *                                  248,230          1,117
Sycamore Networks, Inc. *                                  18,200             90
Symbol Technologies, Inc.                                  19,690            243
Symmetricom, Inc. *                                         8,450             84
Synaptics, Inc. *                                           3,500             96
Taser International, Inc. (a)*                              1,700             16
Tech Data Corp. *                                           5,300            219
Technitrol, Inc.                                            4,000             82
Tekelec *                                                   8,700            136
Terabeam, Inc. *                                              100             --
Terayon Communication Systems, Inc. *                       2,800              7
Tessco Technologies, Inc. *                                   900             16
Tollgrade Communications, Inc. *                            3,600             42
Trimble Navigation Ltd. *                                   5,700            228
TTM Technologies, Inc. *                                    4,400             46
Utstarcom, Inc. *                                           1,200              8
Viasat, Inc. *                                              3,500             88
Vishay Intertechnology, Inc. *                             36,688            581
Westell Technologies, Inc., Class A *                       2,560             11

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Western Digital Corp. *                                    15,700            343
WJ Communications, Inc. *                                   2,300              5
Xerox Corp. (a)*                                           69,700            997
Xybernaut Corp. *                                           1,400             --
Zebra Technologies Corp., Class A (a)*                      6,375            287
Zhone Technologies, Inc. *                                  1,000              2
Zomax Inc., MN *                                            2,000              4
Zygo Corp. *                                                  500              8
                                                                     -----------
                                                                          81,108
TELECOMMUNICATION SERVICES 2.7%
--------------------------------------------------------------------------------
@Road, Inc. *                                               4,400             23
Alamosa Holdings, Inc. *                                    8,000            150
Alltel Corp.                                               30,587          1,836
American Tower Corp., Class A *                            33,800          1,046
AT&T Corp.                                                332,806          8,636
AT&T Latin America Corp., Class A *                         2,100             --
Atlantic Tele-Network, Inc.                                 1,300             51
BellSouth Corp.                                           160,887          4,629
Centennial Communications Corp. *                           8,000             75
CenturyTel, Inc.                                           10,500            350
Cincinnati Bell, Inc. *                                    18,568             65
Citizens Communications Co.                                24,900            305
Commonwealth Telephone Enterprises, Inc.                    9,400            314
Covad Communications Group, Inc. *                          7,000              8
Crown Castle International Corp. *                         20,900            661
CT Communications, Inc.                                     4,500             62
CTC Communications Group, Inc. (c)*                         1,550             --
D&E Communications, Inc.                                    3,500             36
Genuity, Inc. (c)*                                            280             --
HickoryTech Corp.                                           4,600             39
IDT Corp., Class B *                                        7,600             94
Level 3 Communications, Inc. (a)*                          53,000            199
Lynch Interactive Corp. *                                       9             22
Metro One Telecommunications *                              4,400              2
Moscow CableCom Corp. *                                     1,400              9
Nextel Partners, Inc., Class A (a)*                        15,200            425
North Pittsburgh Systems, Inc.                              3,500             70
Price Communications Corp. *                                4,047             61
Qwest Communications International, Inc. (a)*             118,337            712
Rural Cellular Corp., Class A *                             1,200             20
SBA Communications Corp. *                                  4,300             94
Sprint Corp. (FON Group)                                  229,430          5,252
Superior Telecom, Inc. (c)                                  1,124             --
Talk America Holdings, Inc. (a)*                            5,000             48
Tektronix, Inc.                                             9,202            271
Telephone & Data Systems, Inc.                              4,300            154
Tellabs, Inc. *                                            34,564            442
Time Warner Telecom, Inc., Class A *                        4,500             49
U.S. Cellular Corp. *                                       6,100            310
U.S. Wireless Corp. *                                         400             --
Ubiquitel, Inc. *                                          10,000             98
Verizon Communications, Inc.                              247,572          7,838
Warwick Valley Telephone Co.                                1,100             25
Wireless Facilities, Inc. *                                 1,800             10
                                                                     -----------
                                                                          34,491
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                    5,800             98
Alaska Air Group, Inc. *                                    1,900             61
Alexander & Baldwin, Inc.                                   5,600            294
Amerco, Inc. *                                                900             73
AMR Corp. *                                                12,000            272
Arkansas Best Corp. (a)                                     1,100             47
Burlington Northern Santa Fe Corp.                         30,300          2,428
C.H. Robinson Worldwide, Inc.                              15,000            607
CNF, Inc.                                                   4,500            231
Continental Airlines, Inc., Class B *                       5,000            105
CSX Corp.                                                  17,100            915
Dollar Thrifty Automotive Group, Inc. *                     3,500            133
Expeditors International Washington, Inc.                   8,100            596
ExpressJet Holdings, Inc. *                                 3,000             21
FedEx Corp.                                                24,063          2,434
Florida East Coast Industries, Class A                      3,600            176
Forward Air Corp.                                           2,600            101
Heartland Express, Inc.                                     6,706            156
Interpool, Inc. *                                           1,200             24
J.B. Hunt Transport Services, Inc.                         13,000            309
JetBlue Airways Corp. (a)*                                 11,963            156
Kansas City Southern *                                      5,050            131
Kirby Corp. *                                               2,800            157
Knight Transportation, Inc.                                 4,050             82
Laidlaw International, Inc.                                 8,200            223
Landstar Systems, Inc.                                     15,200            643
MAIR Holdings, Inc. *                                       1,100              7

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Mesa Air Group, Inc. *                                      1,300             15
Norfolk Southern Corp.                                     31,400          1,565
Northwest Airlines Corp. *                                  6,500              2
Old Dominion Freight Line *                                 4,050            116
Pacer International, Inc.                                   2,800             82
Park-Ohio Holdings Corp. *                                  2,600             43
Ryder Systems, Inc.                                         6,400            286
SCS Transportation, Inc. *                                  4,100            110
SkyWest, Inc.                                               4,000            117
Southwest Airlines Co.                                     64,125          1,055
Swift Transportation Co., Inc. *                            5,970            141
Union Pacific Corp.                                        22,000          1,946
United Parcel Service, Inc., Class B                       91,480          6,853
Werner Enterprises, Inc.                                    5,832            126
YRC Worldwide, Inc. *                                       5,004            249
                                                                     -----------
                                                                          23,186
UTILITIES 3.2%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                         4,300            154
Allegheny Energy, Inc. *                                   10,500            365
Allete, Inc.                                                2,733            121
Alliant Energy Corp.                                        9,300            276
Ameren Corp.                                               15,100            766
American Electric Power Co., Inc.                          33,820          1,262
Aqua America, Inc.                                          4,894            138
Atmos Energy Corp.                                          6,700            176
Avista Corp.                                                3,800             73
Black Hills Corp.                                           1,400             50
CenterPoint Energy, Inc. (a)                               26,100            334
Central Vermont Public Service Corp.                        2,700             52
CH Energy Group, Inc.                                       1,900             89
Cinergy Corp.                                              15,100            656
Cleco Corp.                                                 3,400             75
CMS Energy Corp. *                                          5,000             72
Consolidated Edison, Inc.                                  17,000            799
Constellation Energy Group, Inc.                           16,800            979
Dominion Resources, Inc.                                   26,610          2,010
DPL, Inc.                                                  11,452            294
DTE Energy Co.                                             13,801            582
Duke Energy Corp. (a)                                      76,800          2,177
Duquesne Light Holdings, Inc.                               6,100            110
Edison International                                       49,200          2,156
El Paso Electric Co. *                                      2,800             57
Energen Corp.                                               5,200            203
Energy East Corp.                                          12,214            303
Entergy Corp.                                              18,200          1,265
Equitable Resources, Inc.                                   8,800            325
Exelon Corp.                                               54,474          3,128
FirstEnergy Corp.                                          28,217          1,414
Florida Public Utilites Co.                                 1,599             22
FPL Group, Inc.                                            29,400          1,229
Great Plains Energy, Inc. (a)                               6,500            185
Green Mountain Power Corp.                                  3,800            114
Hawaiian Electric Industries, Inc.                          7,700            202
Idacorp, Inc.                                               4,200            133
KeySpan Corp.                                              13,400            481
MDU Resources Group, Inc.                                  10,950            396
National Fuel Gas Co.                                       5,800            191
New Jersey Resources Corp.                                  1,650             75
Nicor, Inc.                                                 3,000            123
NiSource, Inc.                                             22,864            469
Northeast Utilities, Inc.                                  10,124            201
Northwest Natural Gas Co.                                   2,700             96
NRG Energy, Inc. *                                          7,000            338
NSTAR                                                       7,734            222
OGE Energy Corp.                                            6,500            176
Oneok, Inc.                                                 7,400            209
Otter Tail Corp.                                            1,100             34
Peoples Energy Corp.                                        3,200            119
Pepco Holdings, Inc.                                       14,000            322
PG&E Corp.                                                 29,900          1,116
Piedmont Natural Gas Co.                                    3,200             78
Pinnacle West Capital Corp.                                 6,800            290
PNM Resources, Inc.                                         5,500            135
PPL Corp.                                                  30,000            904
Progress Energy, Inc. (a)                                  21,159            923
Public Service Enterprise Group, Inc.                      19,000          1,323
Puget Energy, Inc.                                          7,500            158
Questar Corp.                                               8,100            660
Reliant Energy, Inc. *                                     25,125            254
SCANA Corp.                                                 7,905            318
Seagate Escrow Technology (c)*                              7,500             --
Sempra Energy                                              19,175            921
Sierra Pacific Resources *                                  4,476             59
Southern Union Co. *                                        6,074            153
Southwest Gas Corp.                                         3,600            100
TECO Energy, Inc.                                           5,600             96
The AES Corp. *                                            52,596            896
The Laclede Group, Inc.                                     3,300            108
The Southern Co.                                           60,900          2,119
TXU Corp.                                                  52,800          2,674
UGI Corp.                                                   8,200            176
UIL Holdings Corp.                                            400             19
Unisource Energy Corp.                                      3,800            117
Unitil Corp.                                                  600             15

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Vectren Corp.                                               5,766            158
Westar Energy, Inc.                                         8,200            169
WGL Holdings, Inc.                                          3,000             94
Wisconsin Energy Corp.                                     11,400            473
WPS Resources Corp.                                         2,400            135
Xcel Energy, Inc. (a)                                      34,195            664
                                                                     -----------
                                                                          41,103
FOREIGN COMMON STOCK 0.7% OF NET ASSETS

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------
ENERGY 0.1%
GlobalSantaFe Corp.                                        19,155          1,169

FOOD, BEVERAGE & TOBACCO 0.0%
Fresh Del Monte Produce, Inc.                               4,200             97

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
Seagate Technology *                                       12,500            326
                                                                     -----------
                                                                           1,592
LIBERIA 0.1%
--------------------------------------------------------------------------------
CONSUMER SERVICES 0.1%
Royal Caribbean Cruises Ltd.                               16,500            675

NETHERLANDS 0.5%
--------------------------------------------------------------------------------
ENERGY 0.5%
Schlumberger Ltd.                                          50,000          6,372

PREFERRED STOCK  0.0% OF NET ASSETS

REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Simon Property Group, Inc. *                                1,200             83

WARRANTS 0.0% OF NET ASSETS

Pinnacle Holdings, Inc. (c)*                                    9             --
Rcn Corp. (c)*                                                  2             --

RIGHTS 0.0% OF NET ASSETS

Act Teleconferencing, Inc. *                                    5             --
OSI Pharmaceuticals, Inc. *                                 1,640             --

SECURITY                                              FACE AMOUNT       VALUE
         RATE, MATURITY DATE                          ($ X 1,000)    ($ X 1,000)
SHORT-TERM INVESTMENTS 0.4% OF NET ASSETS

Brown Brothers
  3.94%, 02/01/06                                           5,016          5,016

U.S. Treasury Bill
  3.82%, 03/16/06                                             435            433
                                                                     -----------
                                                                           5,449

END OF INVESTMENTS.

SECURITY                                              FACE AMOUNT       VALUE
                                                      ($ X 1,000)    ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON
LOAN 3.4% OF NET ASSETS

SSgA Prime Money Market
  Portfolio                                                43,227         43,227

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At January 31, 2006 the tax basis cost of the fund's investments was $1,053,577, and the unrealized gains and losses were $361,352 and ($128,086), respectively.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.

                                           NUMBER OF      CONTRACT    UNREALIZED
                                           CONTRACTS        VALUE       GAINS
FUTURES CONTRACTS 0.5% OF NET ASSETS

Russell 2000 Index,
e-mini Futures, Long,
expires 03/17/06                                  38         2,799           170
S&P 500 Index, e-mini,
Long, expires 03/17/06                            63         4,043            43

* Non-income producing security

SCHWAB TOTAL STOCK MARKET INDEX FUND

PORTFOLIO HOLDINGS continued

(a) All or a portion of this security is on loan

(b) All or a portion of this security is held as collateral for open futures contracts

(c) Fair-valued by Management.

(d) Issuer is affiliated with the fund's adviser

SCHWAB CAPITAL TRUST
SCHWAB INTERNATIONAL INDEX FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.4%  FOREIGN COMMON                                  966,776       1,518,133
        STOCK

  0.5%  SHORT-TERM                                        6,902           6,902
        INVESTMENT

   --%  FOREIGN PREFERRED                                    45              44
        STOCK

   --%  RIGHTS                                               --              --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               973,723       1,525,079

  5.1%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                             78,179          78,179

(5.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (76,478)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,526,780

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)

FOREIGN COMMON STOCK 99.4% OF NET ASSETS

AUSTRALIA 4.2%
--------------------------------------------------------------------------------

BANKS 1.7%
--------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.              275,227            5,201
Commonwealth Bank of Australia                          208,546            7,049
National Australia Bank Ltd.                            251,679            6,471
St. George Bank Ltd.                                     79,285            1,817
Westpac Banking Corp.                                   298,794            5,272
                                                                     -----------
                                                                          25,810
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Wesfarmers Ltd.                                          59,508            1,713

DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
Macquarie Bank Ltd.                                      36,389            1,880
Suncorp.-Metway Ltd.                                     94,261            1,578
                                                                     -----------
                                                                           3,458
ENERGY 0.2%
--------------------------------------------------------------------------------
Woodside Petroleum Ltd.                                  70,492            2,420

FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Coles Myer Ltd.                                         185,781            1,469
Woolworths Ltd.                                         186,347            2,437
                                                                     -----------
                                                                           3,906
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Foster's Group Ltd.                                     310,703            1,239

INSURANCE 0.2%
--------------------------------------------------------------------------------
AMP Ltd.                                                283,951            1,766
QBE Insurance Group Ltd.                                128,017            1,873
                                                                     -----------
                                                                           3,639
MATERIALS 1.0%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                       582,860           11,465
Rinker Group Ltd.                                       152,818            1,942
Rio Tinto Ltd. (a)                                       44,243            2,536
                                                                     -----------
                                                                          15,943
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Westfield Group                                         250,650            3,360

TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Telstra Corp., Ltd. (a)                                 956,807            2,889
                                                                     -----------
                                                                          64,377
AUSTRIA 0.2%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG           26,306            1,467

ENERGY 0.1%
--------------------------------------------------------------------------------
OMV AG                                                   24,905            1,764
                                                                     -----------
                                                                           3,231
BELGIUM 1.1%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
Dexia (a)                                               116,326            2,859
KBC GROEP NV                                             32,914            3,306
                                                                     -----------
                                                                           6,165
DIVERSIFIED FINANCIALS 0.4%
--------------------------------------------------------------------------------
Fortis                                                  205,652            7,156

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
InBev NV                                                 33,347            1,570

MATERIALS 0.1%
--------------------------------------------------------------------------------
Solvay S.A                                               11,315            1,279

UTILITIES 0.1%
--------------------------------------------------------------------------------
Electrabel S.A                                            2,114            1,071
                                                                     -----------
                                                                          17,241
CANADA 7.1%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Magna International, Inc., Class A                       16,790            1,232

BANKS 2.0%
--------------------------------------------------------------------------------
Bank of Montreal (a)                                     82,275            4,933
Bank of Nova Scotia (a)                                 151,680            6,159
Canadian Imperial Bank of Commerce (a)                   56,793            3,984
National Bank of Canada (a)                              26,520            1,438
Royal Bank of Canada (a)                                100,723            7,876
Toronto-Dominion Bank (a)                               113,303            6,033
                                                                     -----------
                                                                          30,423
DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
Brookfield Asset Management, Inc., Class A (a)           33,838            1,812
Power Corp. of Canada                                    48,677            1,372
                                                                     -----------
                                                                           3,184
ENERGY 2.2%
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                          88,025            5,456
Enbridge, Inc. (a)                                       59,980            1,897
EnCana Corp.                                            132,106            6,582
Imperial Oil Ltd.                                        17,349            1,819
Nexen, Inc.                                              42,457            2,430
Petro-Canada                                             87,092            4,168
Suncor Energy, Inc.                                      76,283            6,098
Talisman Energy, Inc.                                    54,296            3,303
TransCanada Corp. (a)                                    75,940            2,361
                                                                     -----------
                                                                          34,114
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Shoppers Drug Mart Corp.                                 34,748            1,300

INSURANCE 0.8%
--------------------------------------------------------------------------------
Manulife Financial Corp. (a)                            122,648            7,473
Sun Life Financial, Inc. (a)                             97,223            4,075
                                                                     -----------
                                                                          11,548
MATERIALS 0.8%
--------------------------------------------------------------------------------
Alcan, Inc.                                              56,826            2,769
Barrick Gold Corp.                                       81,908            2,567
Inco Ltd.                                                30,635            1,561
Novelis, Inc.                                                 1               --
Placer Dome, Inc.                                        67,108            1,680
Potash Corp of Saskatchewan                              16,545            1,489
Teck Cominco Ltd., Class B                               32,308            2,084
                                                                     -----------
                                                                          12,150
MEDIA 0.1%
--------------------------------------------------------------------------------
The Thomson Corp. (a)                                    32,575            1,166

TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Nortel Networks Corp. *                                 703,685            2,107
Research In Motion Ltd. *                                31,116            2,110
                                                                     -----------
                                                                           4,217
TELECOMMUNICATION SERVICES 0.3%
--------------------------------------------------------------------------------
BCE, Inc. (a)                                           147,944            3,573
Rogers Communications, Inc.                              37,589            1,653
                                                                     -----------
                                                                           5,226
TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Canadian National Railway Co.                            43,233            3,909
                                                                     -----------
                                                                         108,469
DENMARK 0.6%
--------------------------------------------------------------------------------

BANKS 0.2%
--------------------------------------------------------------------------------
Danske Bank A/S                                          71,510            2,512

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Novo-Nordisk A/S, Class B                                39,280            2,195

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
TDC A/S                                                  29,418            1,871

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
AP Moller - Maersk A/S                                      149            1,457
AP Moller-Maersk A/S                                        174            1,735
                                                                     -----------
                                                                           3,192
                                                                     -----------
                                                                           9,770

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
FINLAND 1.1%
--------------------------------------------------------------------------------

MATERIALS 0.2%
--------------------------------------------------------------------------------
Stora Enso Oyj                                          103,510            1,434
UPM-Kymmene Oyj                                          83,482            1,708
                                                                     -----------
                                                                           3,142
TECHNOLOGY HARDWARE & EQUIPMENT 0.8%
--------------------------------------------------------------------------------
Nokia Oyj                                               695,222           12,753

UTILITIES 0.1%
--------------------------------------------------------------------------------
Fortum Oyj                                               68,798            1,537
                                                                     -----------
                                                                          17,432
FRANCE 9.7%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
Compagnie Generale des Etablissements Michelin,
 Class B                                                 20,614            1,231
PSA Peugeot Citroen                                      28,624            1,698
Renault S.A.                                             30,704            2,895
                                                                     -----------
                                                                           5,824
BANKS 1.5%
--------------------------------------------------------------------------------
BNP Paribas S.A.                                        119,027           10,611
Credit Agricole S.A.                                    113,868            4,018
Societe Generale                                         58,802            7,765
                                                                     -----------
                                                                          22,394
CAPITAL GOODS 0.6%
--------------------------------------------------------------------------------
Compagnie de Saint-Gobain                                53,044            3,480
Schneider Electric S.A.                                  34,576            3,613
Vinci S.A.                                               23,916            2,229
                                                                     -----------
                                                                           9,322
CONSUMER DURABLES & APPAREL 0.3%
--------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.                    44,464            4,010

CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Accor S.A.                                               37,106            2,225

ENERGY 1.8%
--------------------------------------------------------------------------------
Total SA, Class B                                        99,813           27,640

FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Carrefour S.A.                                           96,720            4,557

FOOD, BEVERAGE & TOBACCO 0.5%
--------------------------------------------------------------------------------
Groupe Danone                                            44,351            4,914
Pernod-Ricard S.A. *                                     12,682            2,364
                                                                     -----------
                                                                           7,278
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Essilor International S.A.                               16,331            1,425

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
L'Oreal S.A.                                             44,278            3,592

INSURANCE 0.6%
--------------------------------------------------------------------------------
Assurances Generales de France (AGF)                     12,978            1,344
Axa                                                     244,691            8,287
                                                                     -----------
                                                                           9,631
MATERIALS 0.4%
--------------------------------------------------------------------------------
Air Liquide S.A.                                         18,901            3,885
Lafarge S.A.                                             27,323            2,872
                                                                     -----------
                                                                           6,757
MEDIA 0.5%
--------------------------------------------------------------------------------
Lagardere S.C.A.                                         22,134            1,763
Vivendi Universal S.A.                                  181,776            5,693
                                                                     -----------
                                                                           7,456
PHARMACEUTICALS & BIOTECHNOLOGY 1.0%
--------------------------------------------------------------------------------
Sanofi-Aventis                                          157,482           14,448

RETAILING 0.1%
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A.                           12,173            1,421

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Alcatel SA, Class A (a)*                                206,671            2,752

TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Bouygues S.A.                                            39,073            2,140
France Telecom S.A. *                                   253,842            5,781
                                                                     -----------
                                                                           7,921
UTILITIES 0.6%
--------------------------------------------------------------------------------
Suez S.A. *                                             187,195            6,927
Veolia Environnement                                     56,018            2,840
                                                                     -----------
                                                                           9,767
                                                                     -----------
                                                                         148,420

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
GERMANY 7.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.0%
--------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG                        47,949            2,170
Continental AG                                           22,867            2,226
DaimlerChrysler AG                                      162,404            9,321
Volkswagen AG                                            35,693            2,116
                                                                     -----------
                                                                          15,833
BANKS 0.4%
--------------------------------------------------------------------------------
Bayerische Hypo-und Vereinsbank AG (a)*                 101,300            3,292
Commerzbank AG                                           78,804            2,680
                                                                     -----------
                                                                           5,972
CAPITAL GOODS 0.8%
--------------------------------------------------------------------------------
Siemens AG (a)                                          130,278           11,874

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Adidas-Salomon AG                                         6,493            1,358

DIVERSIFIED FINANCIALS 0.7%
--------------------------------------------------------------------------------
Deutsche Bank AG                                         85,835            9,217
Deutsche Boerse AG                                       16,600            2,097
                                                                     -----------
                                                                          11,314
INSURANCE 1.0%
--------------------------------------------------------------------------------
Allianz AG                                               63,388           10,216
Muenchener Rueckversicherungs AG                         31,294            4,246
                                                                         -------
                                                                          14,462
MATERIALS 0.9%
--------------------------------------------------------------------------------
BASF AG                                                  87,412            6,890
Bayer AG                                                115,206            4,815
ThyssenKrupp AG (a)                                      60,228            1,537
                                                                     -----------
                                                                          13,242
PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Schering AG                                              29,646            2,025

SOFTWARE & SERVICES 0.5%
--------------------------------------------------------------------------------
SAP AG                                                   34,535            7,094

TELECOMMUNICATION SERVICES 0.4%
--------------------------------------------------------------------------------
Deutsche Telekom AG                                     411,262            6,511

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Deutsche Post AG                                        105,127            2,964

UTILITIES 1.2%
--------------------------------------------------------------------------------
E.ON AG                                                 112,817           12,600
RWE AG                                                   74,676            6,156
                                                                     -----------
                                                                          18,756
                                                                     -----------
                                                                         111,405
GREECE 0.2%
--------------------------------------------------------------------------------

BANKS 0.2%
--------------------------------------------------------------------------------
Alpha Bank A.E.                                          46,460            1,594
National Bank of Greece S.A.                             41,857            1,929
                                                                     -----------
                                                                           3,523
GUERNSEY ISLE 0.3%
--------------------------------------------------------------------------------

CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Hilton Group plc                                        287,543            1,860

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
British Land Co plc                                      90,252            1,846
                                                                     -----------
                                                                           3,706
HONG KONG 0.9%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Hang Seng Bank Ltd.                                     121,836            1,626

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Hutchison Whampoa Ltd.                                  336,370            3,445

REAL ESTATE 0.4%
--------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                             204,240            2,199
Sun Hung Kai Properties Ltd.                            210,604            2,189
Swire Pacific Ltd., Class A                             167,890            1,568
                                                                     -----------
                                                                           5,956
UTILITIES 0.2%
--------------------------------------------------------------------------------
CLP Holdings Ltd.                                       247,080            1,410
Hong Kong & China Gas Co.                               600,400            1,316
                                                                     -----------
                                                                           2,726
                                                                     -----------
                                                                          13,753
IRELAND 0.7%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
Allied Irish Banks plc                                  138,658            3,113
Anglo Irish Bank Corp., plc                             110,337            1,743
Bank of Ireland                                         155,007            2,654
                                                                     -----------
                                                                           7,510

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
MATERIALS 0.2%
--------------------------------------------------------------------------------
CRH plc                                                  87,100            2,702
                                                                     -----------
                                                                          10,212
ITALY 3.2%
--------------------------------------------------------------------------------

BANKS 1.1%
--------------------------------------------------------------------------------
Banca Intesa S.p.A.                                     608,806            3,465
Banche Popolari Unite Scrl                               56,071            1,315
SanPaolo IMI S.p.A.                                     164,991            2,685
UniCredito Italiano S.p.A.                              541,340            3,850
UniCredito Italiano S.p.A.                              777,937            5,554
                                                                     -----------
                                                                          16,869
ENERGY 0.8%
--------------------------------------------------------------------------------
Eni S.p.A.                                              419,043           12,697

INSURANCE 0.4%
--------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                           173,745            6,004

MEDIA 0.1%
--------------------------------------------------------------------------------
Mediaset S.p.A.                                         110,368            1,294

TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Telecom Italia RNC S.p.A.                               963,731            2,271
Telecom Italia S.p.A.                                 1,701,963            4,783
                                                                     -----------
                                                                           7,054
UTILITIES 0.3%
--------------------------------------------------------------------------------
Enel S.p.A.                                             640,287            5,427
                                                                     -----------
                                                                          49,345
JAPAN 20.3%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.4%
--------------------------------------------------------------------------------
Bridgestone Corp.                                        91,657            1,858
Denso Corp.                                              68,000            2,389
Honda Motor Co., Ltd.                                   128,539            7,265
Nissan Motors Co., Ltd.                                 337,196            3,777
Toyota Motor Corp.                                      426,703           22,028
                                                                     -----------
                                                                          37,317
BANKS 4.1%
--------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                    1,558           22,431
Mitsui Trust Holdings, Inc.                             129,000            1,902
Mizuho Financial Group, Inc.                              1,666           13,608
Resona Holdings, Inc. *                                   1,748            6,853
Shinsei Bank, Ltd.                                      222,000            1,479
Sumitomo Mitsui Financial Group, Inc.                     1,014           11,812
The Bank of Yokohama, Ltd.                              214,000            1,729
The Sumitomo Trust & Banking Co., Ltd.                  215,950            2,372
                                                                     -----------
                                                                          62,186
CAPITAL GOODS 1.8%
--------------------------------------------------------------------------------
Asahi Glass Co., Ltd.                                   143,000            2,065
Fanuc Ltd.                                               32,300            2,837
Itochu Corp.                                            237,000            2,009
Komatsu Ltd.                                            135,609            2,497
Mitsubishi Corp.                                        206,000            4,805
Mitsubishi Electric Corp.                               303,000            2,458
Mitsubishi Heavy Industries Ltd.                        565,000            2,552
Mitsui & Co., Ltd.                                      200,000            2,871
SMC Corp.                                                 7,000            1,069
Sumitomo Corp.                                          188,000            2,568
Sumitomo Electric Industries Ltd.                        97,000            1,604
                                                                     -----------
                                                                          27,335
COMMERCIAL SERVICES & SUPPLIES 0.2%
--------------------------------------------------------------------------------
Dai Nippon Printing Co., Ltd.                            87,000            1,567
Secom Co., Ltd.                                          38,500            1,987
                                                                     -----------
                                                                           3,554
CONSUMER DURABLES & APPAREL 1.3%
--------------------------------------------------------------------------------
Fuji Photo Film Co., Ltd.                                70,811            2,430
Matsushita Electric Industrial Co., Ltd.                328,912            7,097
Sharp Corp.                                             123,785            2,258
Sony Corp.                                              159,500            7,749
                                                                     -----------
                                                                          19,534
DIVERSIFIED FINANCIALS 1.0%
--------------------------------------------------------------------------------
Credit Saison Co., Ltd.                                  26,000            1,164
Daiwa Securities Group, Inc.                            177,045            2,073
Nikko Cordial Corp.                                     120,000            1,902
Nomura Holdings, Inc.                                   311,000            6,056
ORIX Corp.                                               14,000            3,618
Takefuji Corp.                                           18,000            1,081
                                                                     -----------
                                                                          15,894
ENERGY 0.1%
--------------------------------------------------------------------------------
Nippon Oil Corp.                                        182,000            1,444

FOOD & STAPLES RETAILING 0.5%
--------------------------------------------------------------------------------
Aeon Co., Ltd.                                           97,000            2,554
Seven & I Holdings Co., Ltd. *                          119,203            5,040
                                                                     -----------
                                                                           7,594

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
FOOD, BEVERAGE & TOBACCO 0.3%
--------------------------------------------------------------------------------
Japan Tobacco, Inc.                                         150            2,327
Kirin Brewery Co., Ltd.                                 136,000            1,699
                                                                     -----------
                                                                           4,026
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Kao Corp.                                                91,619            2,635

INSURANCE 0.8%
--------------------------------------------------------------------------------
Millea Holdings, Inc.                                       259            4,968
Mitsui Sumitomo Insurance Co., Ltd.                     211,875            2,593
Sompo Japan Insurance, Inc.                             140,920            1,999
T&D Holdings, Inc.                                       37,000            2,634
                                                                     -----------
                                                                          12,194
MATERIALS 1.1%
--------------------------------------------------------------------------------
JFE Holdings, Inc.                                       85,000            3,047
Nippon Steel Corp.                                    1,020,000            3,767
Nitto Denko Corp.                                        28,000            2,366
Shin-Etsu Chemical Co., Ltd.                             58,280            3,309
Sumitomo Chemical Co., Ltd.                             229,000            1,762
Sumitomo Metal Industries, Ltd.                         658,000            2,663
                                                                     -----------
                                                                          16,914
PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
--------------------------------------------------------------------------------
Astellas Pharma, Inc.                                    79,370            3,284
Daiichi Sankyo Co., Ltd. *                               81,500            1,688
Eisai Co., Ltd.                                          45,000            1,921
Takeda Pharmaceutical Co., Ltd.                         130,200            7,364
                                                                     -----------
                                                                          14,257
REAL ESTATE 0.5%
--------------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd.                             181,502            4,216
Mitsui Fudosan Co., Ltd.                                125,777            2,648
                                                                     -----------
                                                                           6,864
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Rohm Co., Ltd.                                           14,112            1,521
Tokyo Electron Ltd.                                      28,000            2,137
                                                                     -----------
                                                                           3,658
SOFTWARE & SERVICES 0.5%
--------------------------------------------------------------------------------
Nintendo Co., Ltd.                                       18,239            2,496
Softbank Corp. (a)                                      109,000            3,663
Yahoo! Japan Corp.                                          920            1,245
                                                                     -----------
                                                                           7,404
TECHNOLOGY HARDWARE & EQUIPMENT 2.0%
--------------------------------------------------------------------------------
Canon, Inc.                                             127,395            7,664
Fujitsu Ltd.                                            326,000            2,862
Hitachi Ltd.                                            487,079            3,431
Hoya Corp.                                               57,628            2,305
Keyence Corp.                                             5,900            1,616
Kyocera Corp.                                            24,500            2,169
Murata Manufacturing Co., Ltd.                           32,574            2,351
NEC Corp.                                               327,000            2,112
Ricoh Co., Ltd.                                          89,000            1,525
TDK Corp.                                                22,000            1,597
Toshiba Corp.                                           471,178            3,008
                                                                     -----------
                                                                          30,640
TELECOMMUNICATION SERVICES 1.0%
--------------------------------------------------------------------------------
KDDI Corp.                                                  444            2,345
Nippon Telegraph & Telephone Corp. (NTT)                  1,565            7,222
NTT DoCoMo, Inc.                                          3,141            5,021
                                                                     -----------
                                                                          14,588
TRANSPORTATION 0.5%
--------------------------------------------------------------------------------
Central Japan Railway Co.                                   272            2,782
East Japan Railway Co.                                      562            3,901
Mitsui O.S.K. Lines, Ltd.                               175,000            1,583
                                                                     -----------
                                                                           8,266
UTILITIES 0.9%
--------------------------------------------------------------------------------
Chubu Electric Power Co., Inc. (a)                       90,100            2,199
Kyushu Electric Power Co., Inc.                          73,493            1,671
The Kansai Electric Power Co., Inc.                     130,000            2,917
The Tokyo Electric Power Co., Inc.                      167,890            4,220
Tohoku Electric Power Co.                                57,700            1,241
Tokyo Gas Co., Ltd.                                     394,201            1,830
                                                                     -----------
                                                                          14,078
                                                                     -----------
                                                                         310,382
LUXEMBOURG 0.3%
--------------------------------------------------------------------------------

MATERIALS 0.3%
--------------------------------------------------------------------------------
Arcelor                                                 107,796            3,790

NETHERLANDS 3.8%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
ABN AMRO Holding N.V                                    300,416            8,331

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.                  46,558            1,824

CONSUMER DURABLES & APPAREL 0.5%
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.            209,766            7,076

DIVERSIFIED FINANCIALS 0.9%
--------------------------------------------------------------------------------
ING Groep N.V.                                          366,162           13,067

FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Koninklijke Ahold N.V. *                                206,115            1,594

FOOD, BEVERAGE & TOBACCO 0.6%
--------------------------------------------------------------------------------
Heineken N.V.                                            34,407            1,212
Royal Numico N.V. *                                      28,252            1,286
Unilever N.V.                                            90,765            6,367
                                                                     -----------
                                                                           8,865
INSURANCE 0.2%
--------------------------------------------------------------------------------
Aegon N.V.                                              184,183            2,973

MATERIALS 0.2%
--------------------------------------------------------------------------------
Akzo Nobel N.V.                                          39,704            1,923
Koninklijke DSM N.V.                                     32,938            1,474
                                                                     -----------
                                                                           3,397
MEDIA 0.2%
--------------------------------------------------------------------------------
Reed Elsevier N.V.                                      105,903            1,493
VNU N.V.                                                 47,654            1,600
                                                                     -----------
                                                                           3,093
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
ASML Holding N.V. *                                      63,189            1,425
STMicroelectronics N.V.                                  70,117            1,293
                                                                     -----------
                                                                           2,718
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Koninklijke (Royal) KPN N.V.                            303,896            2,942

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
TNT N.V.                                                 67,143            2,203
                                                                     -----------
                                                                          58,083
NORWAY 0.5%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
DNB NOR ASA                                             117,439            1,315

ENERGY 0.4%
--------------------------------------------------------------------------------
Norsk Hydro ASA                                          23,736            2,921
Statoil ASA                                             103,920            2,874
                                                                     -----------
                                                                           5,795
                                                                     -----------
                                                                           7,110
PORTUGAL 0.2%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Comercial Portugues, S.A. (BCP)                   531,272            1,557

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Portugal Telecom, SGPS, S.A.                            186,107            1,876
                                                                     -----------
                                                                           3,433
SINGAPORE 0.5%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
DBS Group Holdings Ltd.                                 175,246            1,774
Overseas-Chinese Banking Corp., Ltd.                    437,553            1,836
United Overseas Bank Ltd.                               214,682            1,922
                                                                     -----------
                                                                           5,532
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                       816,286            1,279
                                                                     -----------
                                                                           6,811
SPAIN 3.9%
--------------------------------------------------------------------------------

BANKS 1.8%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.                    553,038           11,179
Banco Popular Espanol S.A.                              155,820            1,950
Banco Santander Central Hispano S.A.                  1,013,916           14,541
                                                                     -----------
                                                                          27,670
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
ACS Actividades Cons y Serv                              35,072            1,220

ENERGY 0.3%
--------------------------------------------------------------------------------
Repsol YPF, S.A.                                        154,504            4,199

FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Altadis S.A.                                             49,394            2,055

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
RETAILING 0.1%
--------------------------------------------------------------------------------
Industria de Diseno Textil, S.A.                         41,211            1,419

TELECOMMUNICATION SERVICES 0.8%
--------------------------------------------------------------------------------
Telefonica S.A.                                         777,060           11,853

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Abertis Infraestructuras S.A.                            52,740            1,403

UTILITIES 0.6%
--------------------------------------------------------------------------------
Endesa S.A.                                             173,536            4,981
Iberdrola S.A.                                          129,432            3,684
Union Fenosa, S.A.                                       39,585            1,492
                                                                     -----------
                                                                          10,157
                                                                     -----------
                                                                          59,976
SWEDEN 1.7%
--------------------------------------------------------------------------------

BANKS 0.6%
--------------------------------------------------------------------------------
ForeningsSparbanken AB                                   64,379            1,835
Nordea Bank AB                                          346,815            3,732
Skandinaviska Enskilda Banken AB, (SEB) Series A         70,925            1,583
Svenska Handelsbanken AB, Series A                       82,642            2,035
                                                                     -----------
                                                                           9,185
CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Sandvik AB                                               32,100            1,580
Volvo AB                                                 34,020            1,663
                                                                     -----------
                                                                           3,243
RETAILING 0.2%
--------------------------------------------------------------------------------
Hennes & Mauritz AB, Series B                            71,752            2,642

TECHNOLOGY HARDWARE & EQUIPMENT 0.6%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Class B              2,372,504            8,630

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
TeliaSonera AB                                          343,834            1,957
                                                                     -----------
                                                                          25,657
SWITZERLAND 7.3%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
ABB Ltd. *                                              305,708            3,334

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Compangnie Financiere Richemont AG, Series A             83,283            3,793

DIVERSIFIED FINANCIALS 2.0%
--------------------------------------------------------------------------------
Credit Suisse Group                                     190,854           11,153
UBS AG, Registered *                                    174,299           18,959
                                                                     -----------
                                                                          30,112
FOOD, BEVERAGE & TOBACCO 1.3%
--------------------------------------------------------------------------------
Nestle S.A.                                              65,820           19,303

INSURANCE 0.6%
--------------------------------------------------------------------------------
Swiss Re                                                 53,201            3,955
Zurich Financial Services AG *                           22,760            4,984
                                                                     -----------
                                                                           8,939
MATERIALS 0.3%
--------------------------------------------------------------------------------
Holcim Ltd.                                              26,619            2,017
Syngenta AG *                                            15,609            1,989
                                                                     -----------
                                                                           4,006
PHARMACEUTICALS & BIOTECHNOLOGY 2.7%
--------------------------------------------------------------------------------
Novartis AG, Registered                                 436,697           24,008
Roche Holdings AG                                       111,022           17,539
                                                                     -----------
                                                                          41,547
                                                                     -----------
                                                                         111,034
UNITED KINGDOM 24.3%
--------------------------------------------------------------------------------

BANKS 5.3%
--------------------------------------------------------------------------------
Barclays plc                                          1,053,619           11,253
Hilton Group plc                                        605,157           10,646
HSBC Holdings plc                                     1,805,836           30,022
Lloyds TSB Group plc                                    895,483            8,156
Royal Bank of Scotland Group plc                        501,714           15,540
Standard Chartered plc                                  197,728            4,910
                                                                     -----------
                                                                          80,527
CAPITAL GOODS 0.6%
--------------------------------------------------------------------------------
BAE Systems plc                                         490,319            3,639
Rolls-Royce Group plc *                                 296,618            2,291
Smiths Group plc                                         77,351            1,366
Wolseley plc                                            100,048            2,412
                                                                     -----------
                                                                           9,708
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Carnival plc                                             30,775            1,715

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Compass Group plc                                       401,745            1,584
                                                                     -----------
                                                                           3,299
DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
3i Group plc                                             93,784            1,531
Man Group plc                                            50,854            1,847
                                                                     -----------
                                                                           3,378
ENERGY 5.7%
--------------------------------------------------------------------------------
BG Group plc                                            541,434            6,129
BP plc                                                3,302,834           39,865
Royal Dutch Shell plc, Class A                          749,220           25,592
Royal Dutch Shell plc, Class B                          434,049           15,617
                                                                     -----------
                                                                          87,203
FOOD & STAPLES RETAILING 0.6%
--------------------------------------------------------------------------------
Boots Group plc (a) *                                   127,401            1,437
Tesco plc                                             1,227,342            6,942
                                                                     -----------
                                                                           8,379
FOOD, BEVERAGE & TOBACCO 1.8%
--------------------------------------------------------------------------------
British American Tobacco plc                            232,940            5,250
Cadbury Schweppes plc                                   343,491            3,379
Diageo plc                                              445,768            6,635
Gallaher Group plc                                      117,546            1,810
Imperial Tobacco Group plc                              106,921            3,174
SABMiller plc                                           124,102            2,525
Unilever plc                                            477,377            5,014
                                                                     -----------
                                                                          27,787
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Smith & Nephew plc                                      175,479            1,742

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                   103,396            3,395

INSURANCE 0.9%
--------------------------------------------------------------------------------
Aviva plc                                               375,087            4,810
Legal & General Group plc                             1,136,832            2,533
Old Mutual plc                                          666,653            2,284
Prudential plc                                          394,603            4,002
                                                                     -----------
                                                                          13,629
MATERIALS 2.0%
--------------------------------------------------------------------------------
Anglo American plc                                      228,283            8,789
BHP Billiton plc                                        385,794            7,165
BOC Group plc                                            85,159            2,251
Hanson plc                                              128,676            1,487
Rio Tinto plc                                           174,387            8,929
Xstrata plc                                              61,410            1,728
                                                                     -----------
                                                                          30,349
MEDIA 0.7%
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc                      195,898            1,693
ITV plc                                                 738,032            1,423
Pearson plc                                             143,637            1,861
Reed Elsevier plc                                       180,755            1,707
Reuters Group plc                                       196,728            1,535
WPP Group plc                                           214,518            2,382
                                                                     -----------
                                                                          10,601
PHARMACEUTICALS & BIOTECHNOLOGY 2.4%
--------------------------------------------------------------------------------
AstraZeneca plc                                         253,064           12,273
GlaxoSmithKline plc                                     932,267           23,866
                                                                     -----------
                                                                          36,139
REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Land Securities Group plc                                75,040            2,251

RETAILING 0.4%
--------------------------------------------------------------------------------
GUS plc                                                 147,144            2,707
Kingfisher plc                                          310,070            1,309
Marks & Spencer Group plc                               275,748            2,386
                                                                     -----------
                                                                           6,402
TELECOMMUNICATION SERVICES 2.0%
--------------------------------------------------------------------------------
BT Group plc                                          1,305,157            4,772
O2 plc                                                1,437,648            5,103
Vodafone Group plc                                    9,862,448           20,742
                                                                     -----------
                                                                          30,617
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
BAA plc                                                 147,611            1,643

UTILITIES 0.9%
--------------------------------------------------------------------------------
Centrica plc                                            538,641            2,555
National Grid plc                                       405,043            4,149
Scottish Power plc                                      313,346            3,193
Scottish Southern Energy plc                            148,675            2,827
United Utilities plc                                     99,658            1,200
                                                                     -----------
                                                                          13,924
                                                                     -----------
                                                                         370,973

SCHWAB INTERNATIONAL INDEX FUND

PORTFOLIO HOLDINGS continued

SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS
Brown Brothers
  3.94%, 02/01/06                                         6,902            6,902

                                                     NUMBER OF          VALUE
SECURITY                                               SHARES        ($ X 1,000)
FOREIGN PREFERRED STOCK 0.0% OF NET ASSETS

UNITED KINGDOM 0.0%
--------------------------------------------------------------------------------
Rolls-Royce Group plc                               24,737,941                44

RIGHTS 0.0% OF NET ASSETS

ITALY 0.0%
--------------------------------------------------------------------------------
3 Italia Spa Assured Ent                                   336                --

END OF INVESTMENTS.

                                                    FACE AMOUNT         VALUE
SECURITY                                            ($ X 1,000)      ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
  5.1% OF NET ASSETS

SSgA Prime Money
  Market Portfolio                                       78,179           78,179

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At January 31, 2006 the tax basis cost of the fund's investments was $978,297, and the unrealized gains and losses were $581,841 and ($35,059), respectively.

 *  Non-income producing security

(a) All or a portion of this security is on loan

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive's fair valuation market values should be used in certain pre-determined situations. As of January 31, 2006 FT Interactive's fair valuations were used for all relevant international securities.

SCHWAB CAPITAL TRUST
SCHWAB PREMIER EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                     COST              VALUE
HOLDINGS BY CATEGORY                              ($ X 1,000)        ($ X 1,000)
--------------------------------------------------------------------------------
100.0%  COMMON STOCK                                1,020,469         1,163,084

  0.7%  OTHER INVESTMENT                                8,533             8,533
        COMPANIES
--------------------------------------------------------------------------------
100.7%  TOTAL INVESTMENTS                           1,029,002         1,171,617

  5.4%  Collateral Invested for
        Securities on Loan                                 --            62,334

(0.7)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (7,623)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,163,994

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
COMMON STOCK 100.0% OF NET ASSETS

BANKS 2.8%
--------------------------------------------------------------------------------
Bank of Hawaii Corp.                                 231,300              12,076
Comerica, Inc.                                       204,700              11,355
Wachovia Corp.                                       167,300               9,173
                                                                      ----------
                                                                          32,604
CAPITAL GOODS 9.5%
--------------------------------------------------------------------------------
Fluor Corp.                                          147,500              12,973
General Dynamics Corp.                               109,700              12,765
Lockheed Martin Corp.                                185,100              12,522
Northrop Grumman Corp.                               200,400              12,451
Precision Castparts Corp.                            255,500              12,762
Raytheon Co.                                         295,200              12,094
The Boeing Co.                                       182,100              12,439
Thomas & Betts Corp. *                               294,900              13,167
W.W. Grainger, Inc.                                  133,900               9,498
                                                                      ----------
                                                                         110,671
COMMERCIAL SERVICES & SUPPLIES 1.0%
---------------------------------------------------------------------------------
Equifax, Inc.                                        303,100              11,615

CONSUMER DURABLES & APPAREL 2.0%
--------------------------------------------------------------------------------
K-Swiss, Inc., Class A (a)                           358,300              11,340
Newell Rubbermaid, Inc. (a)                          514,400              12,161
                                                                      ----------
                                                                          23,501
DIVERSIFIED FINANCIALS 7.8%
--------------------------------------------------------------------------------
American Express Co.                                 202,600              10,626
AmeriCredit Corp. *                                  376,000              10,814
Federated Investors, Inc., Class B                   320,000              12,355
Franklin Resources, Inc.                             112,300              11,062
Investment Technology Group, Inc. *                  290,100              13,049
Mellon Financial Corp.                               304,800              10,750
Northern Trust Corp.                                 227,000              11,852
State Street Corp.                                   163,200               9,867
                                                                      ----------
                                                                          90,375
ENERGY 9.0%
--------------------------------------------------------------------------------
Devon Energy Corp.                                   188,300              12,844
Exxon Mobil Corp.                                    209,800              13,165
Helmerich & Payne, Inc.                              177,500              13,909
Pride International, Inc. *                          349,500              12,341
Sunoco, Inc.                                         139,600              13,290
Transocean, Inc. *                                   160,100              12,992
Valero Energy Corp.                                  214,600              13,397
Veritas DGC, Inc. (a)*                               286,400              12,905
                                                                      ----------
                                                                         104,843
FOOD, BEVERAGE & TOBACCO 5.4%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                           440,600              13,879
General Mills, Inc.                                   74,200               3,604
Kellogg Co.                                          157,400               6,752
PepsiAmericas, Inc.                                  348,000               8,523
Sara Lee Corp.                                       669,700              12,242
The Coca-Cola Co.                                    246,700              10,208
Vector Group Ltd. (a)                                447,700               8,135
                                                                      ----------
                                                                          63,343
HEALTH CARE EQUIPMENT & SERVICES 10.3%
--------------------------------------------------------------------------------
Aetna, Inc.                                          135,860              13,151
AmerisourceBergen Corp.                              289,400              12,629
Baxter International, Inc.                           316,600              11,667
Becton Dickinson & Co.                               206,600              13,388
Cardinal Health, Inc.                                163,400              11,771
CIGNA Corp.                                          111,300              13,534
Express Scripts, Inc. (a)*                           139,100              12,699
Haemonetics Corp. *                                  174,600               9,079
McKesson Corp.                                       235,400              12,476

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                   NUMBER OF            VALUE
SECURITY                                            SHARES           ($ X 1,000)
UnitedHealth Group, Inc.                             163,600               9,721
                                                                      ----------
                                                                         120,115
INSURANCE 10.6%
--------------------------------------------------------------------------------
AFLAC, Inc.                                          238,400              11,193
Hanover Insurance Group, Inc. *                      263,400              12,762
Loews Corp.                                          126,500              12,484
Metlife, Inc.                                        250,100              12,545
Nationwide Financial Services, Inc.,
   Class A                                           295,900              12,593
Principal Financial Group, Inc.                      265,500              12,521
Prudential Financial, Inc.                           165,800              12,491
The Chubb Corp.                                      132,700              12,520
The Hartford Financial Services Group, Inc.          139,300              11,455
W.R. Berkley Corp.                                   255,500              12,622
                                                                      ----------
                                                                         123,186
MATERIALS 3.9%
--------------------------------------------------------------------------------
Crown Holdings, Inc. *                               679,200              12,708
Greif, Inc., Class A                                 126,400               8,231
Martin Marietta Materials, Inc.                      135,400              11,479
Rohm & Haas Co.                                      255,600              13,010
                                                                      ----------
                                                                          45,428
MEDIA 2.0%
--------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc.,
   Class A(a)*                                       467,400              12,527
McGraw-Hill Cos., Inc.                               206,900              10,560
                                                                      ----------
                                                                          23,087
PHARMACEUTICALS & BIOTECHNOLOGY 4.0%
--------------------------------------------------------------------------------
Applera Corp. - Applied Biosystems Group             435,800              12,350
Barr Pharmaceuticals, Inc. *                         196,400              12,880
King Pharmaceuticals, Inc. *                         689,900              12,936
Merck & Co., Inc.                                    226,900               7,828
                                                                      ----------
                                                                          45,994
RETAILING 4.1%
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                221,800              12,377
Nordstrom, Inc.                                      301,700              12,587
Payless Shoesource, Inc. (a)*                        443,800              10,811
The Pantry, Inc. *                                   218,200              11,944
                                                                      ----------
                                                                          47,719
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
--------------------------------------------------------------------------------
National Semiconductor Corp.                         439,400              12,395
Texas Instruments, Inc.                              414,400              12,113
                                                                      ----------
                                                                          24,508
SOFTWARE & SERVICES 9.5%
--------------------------------------------------------------------------------
Autodesk, Inc.                                       217,900               8,845
BEA Systems, Inc. *                                  961,900               9,975
Compuware Corp. *                                    831,600               6,852
Earthlink, Inc. (a)*                               1,080,100              12,335
Fair Isaac Corp. (a)                                 222,200               9,848
Global Payments, Inc.                                251,300              12,799
Red Hat, Inc. *                                      332,800               9,634
Sybase, Inc. *                                       405,900               8,763
Symantec Corp. *                                     575,900              10,585
Synopsys, Inc. *                                     590,800              13,063
United Online, Inc. (a)                              550,500               7,525
                                                                      ----------
                                                                         110,224
TECHNOLOGY HARDWARE & EQUIPMENT 6.1%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                               176,300              13,313
Emulex Corp. *                                       481,900               8,843
Harris Corp.                                         267,200              12,406
Hewlett-Packard Co.                                  404,900              12,625
NCR Corp. *                                          299,300              11,119
Tech Data Corp. *                                    306,000              12,616
                                                                      ----------
                                                                          70,922
TELECOMMUNICATION SERVICES 2.1%
--------------------------------------------------------------------------------
CenturyTel, Inc.                                     372,800              12,414
Crown Castle International Corp. *                   377,900              11,953
                                                                      ----------
                                                                          24,367
TRANSPORTATION 4.1%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                       623,100              14,144
CNF, Inc.                                            174,600               8,948
CSX Corp.                                            208,400              11,156
Landstar Systems, Inc.                               314,800              13,316
                                                                      ----------
                                                                          47,564
UTILITIES 3.7%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                             273,300               9,508
American Electric Power Co., Inc.                    319,300              11,916
FirstEnergy Corp.                                    225,700              11,308
PPL Corp.                                            341,400              10,286
                                                                      ----------
                                                                          43,018

                                                  FACE AMOUNT           VALUE
SECURITY                                          ($ X 1,000)        ($ X 1,000)
OTHER INVESTMENT COMPANIES 0.7% OF NET ASSETS

SSgA Prime Money Market Portfolio                       8,533              8,533

SCHWAB PREMIER EQUITY FUND

PORTFOLIO HOLDINGS continued

END OF INVESTMENTS.

At 01/31/06 the tax basis cost of the fund's investments was $1,029,002, and the unrealized gains and losses were $147,260 and ($4,645), respectively.

                                                  FACE AMOUNT           VALUE
SECURITY                                          ($ X 1,000)        ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON
LOAN 5.4% OF NET ASSETS

SSgA Prime Money
   Market Portfolio                                62,333,923         62,333,923

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

 *  Non-income producing security

(a) All or a portion of security is on loan.

SCHWAB CAPITAL TRUST
SCHWAB CORE EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST         VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 99.0%  COMMON STOCK                                       614,209      699,747

  1.2%  OTHER INVESTMENT                                     8,678        8,678
        COMPANIES

  0.1%  U.S. TREASURY                                          513          513
        OBLIGATION
--------------------------------------------------------------------------------
100.3%  TOTAL INVESTMENTS                                  623,400      708,938

  2.9%  Collateral Invested
        for Securities on
        Loan                                                    --       20,518

(3.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (22,316)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                707,140

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Ford Motor Co. (a)                                       190,000           1,630

BANKS 4.4%
--------------------------------------------------------------------------------
Comerica, Inc.                                           172,500           9,569
UnionBanCal Corp.                                        322,600          21,643
                                                                     -----------
                                                                          31,212
CAPITAL GOODS 11.5%
--------------------------------------------------------------------------------
Emerson Electric Co. (b)                                  88,800           6,877
General Dynamics Corp.                                    29,200           3,398
Lockheed Martin Corp. (b)                                492,800          33,338
Northrop Grumman Corp.                                    83,000           5,157
Raytheon Co. (b)                                          80,000           3,278
The Boeing Co. (b)                                       424,700          29,011
                                                                     -----------
                                                                          81,059
COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
Equifax, Inc.                                             70,000           2,682

CONSUMER DURABLES & APPAREL 2.3%
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc. (a)                              488,900          11,558
Nike, Inc., Class B                                       32,900           2,663
The Stanley Works                                         35,000           1,716
                                                                     -----------
                                                                          15,937
DIVERSIFIED FINANCIALS 8.2%
--------------------------------------------------------------------------------
American Express Co. (b)                                 552,000          28,952
AmeriCredit Corp. *                                       87,000           2,502
Franklin Resources, Inc.                                 227,600          22,419
Moody's Corp. (a)(b)                                      54,800           3,470
Northern Trust Corp. (b)                                  17,500             914
                                                                     -----------
                                                                          58,257
ENERGY 7.0%
--------------------------------------------------------------------------------
Exxon Mobil Corp. (b)                                    452,600          28,400
Pride International, Inc. *                              468,300          16,536
Sunoco, Inc.                                              45,000           4,284
                                                                     -----------
                                                                          49,220
FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
Supervalu, Inc. (a)                                      210,000           6,705

FOOD, BEVERAGE & TOBACCO 3.3%
--------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                20,000             630
The Coca-Cola Co. (b)                                    540,500          22,366
                                                                     -----------
                                                                          22,996
HEALTH CARE EQUIPMENT & SERVICES 10.0%
--------------------------------------------------------------------------------
Aetna, Inc. (b)                                           51,200           4,956
AmerisourceBergen Corp.                                  300,600          13,118
Baxter International, Inc.                                71,500           2,635
Becton Dickinson & Co.                                   122,300           7,925
Cardinal Health, Inc.                                     50,000           3,602
CIGNA Corp.                                              105,700          12,853
McKesson Corp.                                           145,000           7,685
PerkinElmer, Inc.                                         63,000           1,433
UnitedHealth Group, Inc.                                 195,868          11,639
WellPoint, Inc. *                                         68,000           5,222
                                                                     -----------
                                                                          71,068
INSURANCE 12.6%
--------------------------------------------------------------------------------
AFLAC, Inc. (b)                                          169,900           7,977
AON Corp. (b)                                             48,000           1,643
CNA Financial Corp. (a)*                                 138,500           4,379
Hanover Insurance Group, Inc. *                           14,000             678
Loews Corp. (b)                                           48,500           4,787
Metlife, Inc. (b)                                        421,600          21,147
Nationwide Financial Services,
 Inc., Class A (b)                                        50,000           2,128

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
Principal Financial Group, Inc.                          460,600          21,722
Prudential Financial, Inc.                                75,500           5,688
The Chubb Corp.                                           75,900           7,161
The St. Paul Travelers Cos., Inc.                        164,600           7,470
W.R. Berkley Corp.                                        92,000           4,545
                                                                     -----------
                                                                          89,325
MATERIALS 1.8%
--------------------------------------------------------------------------------
Crown Holdings, Inc. *                                   338,500           6,333
Monsanto Co.                                              50,000           4,231
Nucor Corp. (a)                                            6,500             547
Rohm & Haas Co.                                           35,000           1,782
                                                                     -----------
                                                                          12,893
MEDIA 0.6%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        27,000             706
Time Warner, Inc. (b)                                    150,000           2,629
Viacom, Inc., Class B *                                   27,000           1,120
                                                                     -----------
                                                                           4,455
PHARMACEUTICALS & BIOTECHNOLOGY 5.0%
--------------------------------------------------------------------------------
Applera Corp. - Applied Biosystems
 Group (b)                                               316,500           8,970
Johnson & Johnson (b)                                    200,600          11,542
King Pharmaceuticals, Inc. (b)*                          630,000          11,812
Kos Pharmaceuticals, Inc. (a)*                            23,000           1,008
Pfizer, Inc.                                              65,100           1,672
                                                                     -----------
                                                                          35,004
RETAILING 3.0%
--------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                    377,500          21,065

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
--------------------------------------------------------------------------------
Intel Corp. (b)                                          273,000           5,807
National Semiconductor Corp.                             182,500           5,148
Texas Instruments, Inc.                                  172,000           5,028
                                                                     -----------
                                                                          15,983
SOFTWARE & SERVICES 7.4%
--------------------------------------------------------------------------------
Autodesk, Inc. (b)                                       169,000           6,860
BMC Software, Inc. (b)*                                   87,000           1,923
Ceridian Corp. *                                          25,500             629
CheckFree Corp. (b)*                                      16,000             829
Citrix Systems, Inc. (b)*                                 26,500             817
Computer Associates
 International, Inc. *                                    56,790           1,550
Compuware Corp. *                                        155,000           1,277
Electronic Data Systems Corp. (b)                        220,200           5,547
Global Payments, Inc. (a)                                 88,000           4,482
Google, Inc., Class A *                                   33,500          14,514
McAfee, Inc. *                                           150,500           3,490
Sybase, Inc. (b)*                                         62,200           1,343
Symantec Corp. *                                         211,400           3,886
Synopsys, Inc. (b)*                                      152,500           3,372
The Reynolds & Reynolds Co., Class A                      65,000           1,846
                                                                     -----------
                                                                          52,365
TECHNOLOGY HARDWARE & EQUIPMENT 9.1%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                                   111,800           8,442
Arrow Electronics, Inc. *                                 77,000           2,646
Hewlett-Packard Co. (b)                                  879,000          27,407
International Business Machines
 Corp. (b)                                                71,000           5,772
Motorola, Inc.                                           338,900           7,696
NCR Corp. *                                              126,000           4,681
Xerox Corp. (b)*                                         551,700           7,895
                                                                     -----------
                                                                          64,539
TELECOMMUNICATION SERVICES 1.1%
--------------------------------------------------------------------------------
AT&T Corp.                                               157,421           4,085
Verizon Communications, Inc.                             112,300           3,555
                                                                     -----------
                                                                           7,640
TRANSPORTATION 3.9%
--------------------------------------------------------------------------------
CNF, Inc. (b)                                            113,500           5,817
CSX Corp. (b)                                            407,500          21,813
                                                                     -----------
                                                                          27,630
UTILITIES 4.0%
--------------------------------------------------------------------------------
American Electric Power Co., Inc.                         98,000           3,657
Edison International (b)                                 376,800          16,511
FirstEnergy Corp.                                        100,000           5,010
The AES Corp. (a)*                                       170,400           2,904
                                                                     -----------
                                                                          28,082

                                                     FACE AMOUNT        VALUE
SECURITY                                             ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENT COMPANIES 1.2% OF NET ASSETS

SSgA Prime Money Market Portfolio                          8,678           8,678

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

U.S. Treasury Bills
 3.91%, 03/16/06                                             515             513

SCHWAB CORE EQUITY FUND

PORTFOLIO HOLDINGS continued

END OF INVESTMENTS.

At January 31, 2006 the tax basis cost of the fund's investments was $623,447, and the unrealized gains and losses were $90,627 and ($5,136), respectively.

                                                     FACE AMOUNT        VALUE
SECURITY                                             ($ X 1,000)     ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 2.9% OF NET ASSETS

SSgA Prime Money Market Portfolio                     20,518,126          20,518

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.

                                          NUMBER OF      CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE         GAINS
FUTURES CONTRACT 0.6% OF NET ASSETS

S&P 500 Index, e-mini,
Long, expires 03/17/06                           70         4,493             --

 *  Non-income producing security

(a) All or a portion of this security is on loan

(b) All or a portion of this security is held as collateral for open futures contracts

SCHWAB CAPITAL TRUST
SCHWAB DIVIDEND EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
 99.3%  COMMON STOCK                                       960,104     1,067,395

   --%  U.S. TREASURY                                          199           199
        OBLIGATION
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                                  960,303     1,067,594

  0.7%  OTHER ASSETS AND
        LIABILITIES, NET                                                   7,163
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                               1,074,757


                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.3% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.6%
--------------------------------------------------------------------------------
Ford Motor Co.                                           700,000           6,006

BANKS 12.2%
--------------------------------------------------------------------------------
Bank of America Corp. (a)                                295,400          13,065
Comerica, Inc.                                           266,700          14,794
Huntington Bancshares, Inc. (a)                          228,000           5,290
KeyCorp.                                                 367,500          13,006
National City Corp.                                      354,800          12,127
People's Bank                                            202,500           6,215
PNC Financial Services Group, Inc. (a)                   233,400          15,138
SunTrust Banks, Inc.                                     158,487          11,324
U.S. Bancorp (a)                                         449,300          13,439
UnionBanCal Corp.                                        114,000           7,648
Wachovia Corp.                                           255,700          14,020
Wells Fargo & Co.                                         89,200           5,562
                                                                     -----------
                                                                         131,628
CAPITAL GOODS 12.7%
--------------------------------------------------------------------------------
3M Co.                                                   168,200          12,237
Emerson Electric Co.                                     194,300          15,048
GATX Corp.                                               220,000           8,736
Harsco Corp.                                              87,200           6,908
Lockheed Martin Corp.                                    324,000          21,919
Masco Corp.                                              150,000           4,447
Northrop Grumman Corp.                                   215,400          13,383
Raytheon Co.                                             422,100          17,293
Rockwell Automation, Inc. (a)                            156,600          10,347
Textron, Inc.                                            156,000          13,176
The Boeing Co. (a)                                       190,000          12,979
                                                                     -----------
                                                                         136,473
COMMERCIAL SERVICES & SUPPLIES 0.6%
--------------------------------------------------------------------------------
Pitney Bowes, Inc.                                       150,700           6,441

CONSUMER DURABLES & APPAREL 2.5%
--------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                  812,600          19,210
The Stanley Works                                        163,000           7,993
                                                                     -----------
                                                                          27,203
DIVERSIFIED FINANCIALS 5.2%
--------------------------------------------------------------------------------
Citigroup, Inc.                                          275,000          12,809
JPMorgan Chase & Co. (a)                                 375,584          14,929
Mellon Financial Corp.                                   408,900          14,422
SLM Corp.                                                160,000           8,954
The Bank of New York Co., Inc.                           150,000           4,772
                                                                     -----------
                                                                          55,886
ENERGY 6.3%
--------------------------------------------------------------------------------
ChevronTexaco Corp. (a)                                  292,756          17,384
ConocoPhillips                                           178,600          11,555
Exxon Mobil Corp.                                        240,800          15,110
Marathon Oil Corp.                                       206,400          15,866
Sunoco, Inc.                                              60,000           5,712
Valero Energy Corp.                                       35,000           2,185
                                                                     -----------
                                                                          67,812
FOOD, BEVERAGE & TOBACCO 9.2%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       180,300          13,043
General Mills, Inc.                                      225,000          10,937
H.J. Heinz Co.                                           146,500           4,972
Kellogg Co.                                              323,900          13,895
PepsiCo, Inc.                                            180,000          10,293
Reynolds American, Inc. (a)                              213,200          21,561
Sara Lee Corp.                                           200,000           3,656
The Coca-Cola Co.                                        311,000          12,869
UST, Inc. (a)                                            200,500           7,808
                                                                     -----------
                                                                          99,034
HEALTH CARE EQUIPMENT & SERVICES 2.8%
--------------------------------------------------------------------------------
Becton Dickinson & Co.                                   179,000          11,599
HCA, Inc.                                                172,000           8,442
McKesson Corp.                                            75,000           3,975

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
PerkinElmer, Inc.                                        270,500           6,151
                                                                     -----------
                                                                          30,167
HOUSEHOLD & PERSONAL PRODUCTS 2.7%
--------------------------------------------------------------------------------
Colgate-Palmolive Co.                                    150,000           8,233
Kimberly-Clark Corp.                                     191,000          10,910
Procter & Gamble Co.                                     168,950          10,007
                                                                     -----------
                                                                          29,150
INSURANCE 8.9%
--------------------------------------------------------------------------------
AON Corp.                                                496,250          16,982
Fidelity National Financial, Inc.                        155,000           6,118
Jefferson-Pilot Corp.                                    125,000           7,291
Lincoln National Corp.                                   254,200          13,862
Mercury General Corp.                                     82,100           4,628
SAFECO Corp.                                             136,400           7,127
The Allstate Corp.                                       193,200          10,056
The Chubb Corp.                                          138,000          13,020
The St. Paul Travelers Cos., Inc.                        308,000          13,977
W.R. Berkley Corp.                                        55,000           2,717
                                                                     -----------
                                                                          95,778
MATERIALS 3.3%
--------------------------------------------------------------------------------
MeadWestvaco Corp.                                       254,000           6,780
PPG Industries, Inc.                                     145,500           8,657
Rohm & Haas Co.                                          219,000          11,147
The Dow Chemical Co.                                     212,700           8,997
                                                                     -----------
                                                                          35,581
MEDIA 1.0%
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                   200,000          10,208

PHARMACEUTICALS & BIOTECHNOLOGY 5.1%
--------------------------------------------------------------------------------
Abbott Laboratories                                      165,000           7,120
Johnson & Johnson                                        217,000          12,486
Merck & Co., Inc.                                        504,700          17,412
Pfizer, Inc.                                             523,000          13,431
Schering-Plough Corp.                                     35,000             670
Wyeth                                                     80,000           3,700
                                                                     -----------
                                                                          54,819
RETAILING 0.5%
--------------------------------------------------------------------------------
Genuine Parts Co.                                        121,000           5,146

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.1%
--------------------------------------------------------------------------------
Intel Corp. (a)                                          432,500           9,199
National Semiconductor Corp.                              85,000           2,398
                                                                     -----------
                                                                          11,597
SOFTWARE & SERVICES 2.9%
--------------------------------------------------------------------------------
Automatic Data Processing, Inc.                           80,500           3,537
Electronic Data Systems Corp.                            410,000          10,328
Microsoft Corp.                                          510,000          14,357
The Reynolds & Reynolds Co., Class A                     115,000           3,266
                                                                     -----------
                                                                          31,488
TECHNOLOGY HARDWARE & EQUIPMENT 4.5%
--------------------------------------------------------------------------------
Harris Corp.                                             120,000           5,571
Hewlett-Packard Co.                                      490,000          15,278
International Business Machines
 Corp.                                                   160,000          13,008
Motorola, Inc.                                           615,000          13,967
                                                                     -----------
                                                                          47,824
TELECOMMUNICATION SERVICES 6.0%
--------------------------------------------------------------------------------
Alltel Corp. (a)                                         184,800          11,094
AT&T Corp.                                               655,037          16,998
BellSouth Corp.                                          451,600          12,993
Citizens Communications Co.                              680,000           8,344
Sprint Corp. (FON Group)                                 200,800           4,596
Verizon Communications, Inc.                             327,300          10,362
                                                                     -----------
                                                                          64,387
UTILITIES 11.2%
--------------------------------------------------------------------------------
American Electric Power Co., Inc.                        336,000          12,540
CenterPoint Energy, Inc.                                 200,500           2,562
Consolidated Edison, Inc.                                183,100           8,608
Constellation Energy Group, Inc.                          77,000           4,487
Duke Energy Corp.                                        435,814          12,355
Edison International                                     326,000          14,285
Entergy Corp.                                            168,000          11,678
Exelon Corp.                                             171,400           9,842
FirstEnergy Corp.                                        249,100          12,480
National Fuel Gas Co.                                     48,300           1,589
Pinnacle West Capital Corp.                              148,000           6,306
PPL Corp.                                                250,000           7,532
TECO Energy, Inc.                                        225,000           3,843
TXU Corp.                                                250,000          12,660
                                                                     -----------
                                                                         120,767

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bills
 3.91%, 03/16/06                                             200             199

END OF INVESTMENTS.

SCHWAB DIVIDEND EQUITY FUND

PORTFOLIO HOLDINGS continued

At January 31, 2006 the tax basis cost of the fund's investments was $961,618, and the unrealized gains and losses were $122,705 and ($16,729), respectively.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.


                                          NUMBER OF      CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE         GAINS
FUTURES CONTRACT 0.1% OF NET ASSETS

S&P 500 Index, e-mini,
Long, expires 01/01/00                           15           963             --

(a) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB SMALL-CAP EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                          COST         VALUE
HOLDINGS BY CATEGORY                                   ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
  99.8%  COMMON STOCK                                      341,323      391,760

   2.0%  SHORT-TERM                                          7,924        7,924
         INVESTMENT
--------------------------------------------------------------------------------
 101.8%  TOTAL INVESTMENTS                                 349,247      399,684

  61.2%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                              240,556      240,556

(63.0)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (247,412)
--------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                               392,828

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 2.2%
--------------------------------------------------------------------------------
The Goodyear Tire & Rubber Co. (a)*                      178,400           2,790
TRW Automotive Holdings Corp. *                          222,100           5,708
                                                                     -----------
                                                                           8,498
BANKS 2.8%
--------------------------------------------------------------------------------
Bancfirst Corp.                                            6,600             549
Bank of Hawaii Corp.                                     145,900           7,617
Federal Agricultural Mortgage
 Corp., Class C (a)                                       55,600           1,578
The First Indiana Corp.                                   31,700           1,060
TierOne Corp.                                              5,700             185
                                                                     -----------
                                                                          10,989
CAPITAL GOODS 10.5%
--------------------------------------------------------------------------------
A.O. Smith Corp., Class B                                199,100           8,579
Columbus McKinnon Corp. *                                 38,500           1,070
Crane Co.                                                160,700           5,998
EMCOR Group, Inc. *                                      105,400           8,645
GATX Corp.                                               157,900           6,270
Teleflex, Inc.                                            22,900           1,444
Thomas & Betts Corp. *                                   197,000           8,796
Vicor Corp.                                               22,600             383
                                                                     -----------
                                                                          41,185
COMMERCIAL SERVICES & SUPPLIES 8.7%
--------------------------------------------------------------------------------
Administaff, Inc. (a)                                    101,350           4,362
Banta Corp.                                               52,200           2,668
CBIZ, Inc. *                                             438,700           2,628
Consolidated Graphics, Inc. *                             75,450           3,875
Heidrick & Struggles
 International, Inc. *                                   269,300           9,038
Labor Ready, Inc. *                                       22,700             529
Sitel Corp. *                                             70,300             239
Spherion Corp. *                                         852,800           9,551
TeleTech Holdings, Inc. *                                 27,700             323
The Standard Register Co.                                 48,500             880
                                                                     -----------
                                                                          34,093
CONSUMER DURABLES & APPAREL 4.3%
--------------------------------------------------------------------------------
American Greetings Corp., Class A (a)                    152,300           3,109
Furniture Brands International, Inc.                     238,600           5,741
K-Swiss, Inc., Class A                                    94,000           2,975
Steven Madden Ltd. *                                     163,400           4,972
                                                                     -----------
                                                                          16,797
CONSUMER SERVICES 2.5%
--------------------------------------------------------------------------------
Ambassadors Groups, Inc.                                  34,600             936
Education Management Corp. *                             292,600           8,959
                                                                     -----------
                                                                           9,895
DIVERSIFIED FINANCIALS 2.5%
--------------------------------------------------------------------------------
Investment Technology Group, Inc. *                      219,600           9,878

ENERGY 5.8%
--------------------------------------------------------------------------------
Giant Industries, Inc. *                                  88,700           6,199
Helmerich & Payne, Inc.                                  141,800          11,112
Parker Drilling Co. *                                    155,000           1,857
Swift Energy Co. *                                         7,900             390
Trico Marine Services, Inc. *                             46,600           1,559
Veritas DGC, Inc. (a)*                                    33,500           1,510
                                                                     -----------
                                                                          22,627
FOOD, BEVERAGE & TOBACCO 1.8%
--------------------------------------------------------------------------------
Pilgrim's Pride Corp., Class B (a)                        32,700             796
Vector Group Ltd. (a)                                    341,119           6,198
                                                                     -----------
                                                                           6,994

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
HEALTH CARE EQUIPMENT & SERVICES 5.6%
--------------------------------------------------------------------------------
Haemonetics Corp. *                                       81,500           4,238
IDEXX Laboratories, Inc. *                                25,200           1,936
Medcath Corp. *                                           28,700             555
Molina Healthcare, Inc. *                                 38,700           1,024
Sierra Health Services, Inc. (a)*                        278,200          11,022
Thoratec Corp. *                                          21,500             544
Trizetto Group, Inc. (a)*                                 36,340             667
Varian, Inc. *                                            17,700             679
Vital Signs, Inc.                                         28,200           1,447
                                                                     -----------
                                                                          22,112
INSURANCE 9.1%
--------------------------------------------------------------------------------
Alleghany Corp. *                                         12,700           3,686
American Financial Group, Inc.                           132,200           4,973
American Physicians Capital, Inc. *                       25,600           1,252
CNA Surety Corp. *                                        22,600             364
Delphi Financial Group, Inc.,
 Class A                                                  36,350           1,732
Great American Financial
 Resources, Inc.                                          10,200             233
Harleysville Group, Inc.                                  13,000             358
Landamerica Financial Group, Inc.                         11,300             746
Nationwide Financial Services,
 Inc., Class A                                           121,300           5,163
Ohio Casualty Corp.                                       23,700             714
Philadelphia Consolidated Holding
 Corp. *                                                  15,900           1,545
Protective Life Corp.                                     28,700           1,290
Safety Insurance Group, Inc.                             163,700           6,564
Selective Insurance Group, Inc.                            5,900             342
StanCorp Financial Group, Inc.                            21,800           1,085
State Auto Financial Corp.                                37,700           1,450
Zenith National Insurance Corp.                           78,150           4,321
                                                                     -----------
                                                                          35,818
MATERIALS 9.8%
--------------------------------------------------------------------------------
Crown Holdings, Inc. *                                   429,300           8,032
Greif, Inc., Class A                                     143,400           9,338
Olin Corp.                                               263,400           5,400
Olympic Steel, Inc. *                                     46,500           1,434
Quanex Corp.                                              49,900           3,099
Silgan Holdings, Inc.                                    200,800           7,602
Texas Industries, Inc.                                    63,300           3,406
                                                                     -----------
                                                                          38,311
MEDIA 1.4%
--------------------------------------------------------------------------------
John Wiley & Sons, Inc., Class A                         117,000           4,434
Playboy Enterprises, Inc., Class B *                      15,900             238
World Wrestling Entertainment, Inc.                       53,500             784
                                                                     -----------
                                                                           5,456
PHARMACEUTICALS & BIOTECHNOLOGY 2.8%
--------------------------------------------------------------------------------
Alpharma, Inc., Class A                                  231,900           7,757
Kendle International, Inc. *                             129,300           3,229
Kos Pharmaceuticals, Inc. *                                1,100              48
                                                                     -----------
                                                                          11,034
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Essex Property Trust, Inc.                                 1,500             149
Kilroy Realty Corp.                                        2,000             135
New Century Financial Corp.                                3,000             118
Shurgard Storage Centers, Inc.,
 Class A                                                   3,200             193
                                                                     -----------
                                                                             595
RETAILING 2.9%
--------------------------------------------------------------------------------
Charming Shoppes, Inc. *                                 188,300           2,290
Payless Shoesource, Inc. *                               312,000           7,600
The Cato Corp., Class A                                   73,050           1,577
                                                                     -----------
                                                                          11,467
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
--------------------------------------------------------------------------------
Agere Systems, Inc. *                                     22,340             277
Cirrus Logic, Inc. *                                     205,100           1,737
Cymer, Inc. *                                             83,800           3,783
LSI Logic Corp. *                                        201,400           1,843
Micrel, Inc. *                                            16,200             199
ON Semiconductor Corp. *                                 303,100           2,276
Triquint Semiconductor, Inc. *                           443,400           2,164
                                                                     -----------
                                                                          12,279
SOFTWARE & SERVICES 9.7%
--------------------------------------------------------------------------------
Advent Software, Inc. *                                   15,700             412
Aspen Technology, Inc. *                                  14,600             125
Earthlink, Inc. (a)*                                     774,500           8,845
Embarcadero Technologies, Inc. *                          41,300             310
Forrester Research, Inc., Class A *                      105,700           2,155
Global Payments, Inc.                                    127,700           6,504
Intrado, Inc. *                                           44,600           1,135
JDA Software Group, Inc. *                               214,700           3,291
Lightbridge, Inc. *                                      132,000           1,287
Magma Design Automation, Inc. *                           13,000             131
Parametric Technology Corp. *                             99,200             621
Progress Software Corp. *                                 77,891           2,240
SonicWALL, Inc. *                                        177,500           1,463

SCHWAB SMALL-CAP EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
SPSS, Inc. *                                              76,100           2,453
Sybase, Inc. *                                             4,700             102
Sykes Enterprises, Inc. *                                109,500           1,424
Synopsys, Inc. *                                         185,500           4,101
United Online, Inc.                                      113,400           1,550
                                                                     -----------
                                                                          38,149
TECHNOLOGY HARDWARE & EQUIPMENT 7.4%
--------------------------------------------------------------------------------
Advanced Digital Information Corp. *                     413,900           4,143
Agilysys, Inc.                                           100,000           2,120
AVX Corp.                                                150,100           2,495
Brightpoint, Inc. *                                       31,800             718
Coherent, Inc. *                                          38,200           1,183
Emulex Corp. *                                            80,700           1,481
Imation Corp.                                            145,100           6,577
PAR Technology Corp. (a)*                                 19,050             414
Planar Systems, Inc. *                                    67,900             938
Staktek Holdings, Inc. *                                 324,300           2,267
Stratex Networks, Inc. *                                  75,400             313
Tech Data Corp. *                                        157,500           6,494
                                                                     -----------
                                                                          29,143
TELECOMMUNICATION SERVICES 1.7%
--------------------------------------------------------------------------------
Commonwealth Telephone
 Enterprises, Inc.                                       100,300           3,347
CT Communications, Inc.                                   39,700             543
North Pittsburgh Systems, Inc.                            10,700             213
Talk America Holdings, Inc. (a)*                         160,600           1,545
Time Warner Telecom, Inc., Class A *                      80,800             873
                                                                     -----------
                                                                           6,521
TRANSPORTATION 3.7%
--------------------------------------------------------------------------------
AMR Corp. (a)*                                           111,700           2,535
CNF, Inc.                                                 27,000           1,384
Continental Airlines, Inc., Class B (a)*                 105,600           2,208
Landstar Systems, Inc.                                   198,100           8,380
                                                                     -----------
                                                                          14,507
UTILITIES 1.4%
--------------------------------------------------------------------------------
Allete, Inc.                                             122,200           5,412

SECURITY                                             FACE AMOUNT        VALUE
        RATE, MATURITY DATE                          ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 2.0% OF NET ASSETS

Brown Brothers
 3.94%, 02/01/06                                           7,924           7,924

END OF INVESTMENTS.

                                                     FACE AMOUNT        VALUE
SECURITY                                             ($ X 1,000)     ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 61.2% OF NET ASSETS

SSgA Prime Money Market Portfolio                        240,555         240,555

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At January 31, 2006 the tax basis cost of the fund's investments was $349,248, and the unrealized gains and losses were $54,515 and ($4,078), respectively.

 *  Non-income producing security

(a) All or a portion of this security is on loan

SCHWAB CAPITAL TRUST
SCHWAB HEDGED EQUITY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.


                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 100.7%  COMMON STOCK                                   515,876         566,630

   4.3%  OTHER INVESTMENT                                24,003          24,003
         COMPANIES

   -- %  U.S. TREASURY                                       88              88
         OBLIGATION
-------------------------------------------------------------------------------
 105.0%  TOTAL INVESTMENTS                              539,967         590,721

(35.0)%  SHORT SALES                                   (173,862)       (196,988)

  30.0%  OTHER ASSETS AND                                               169,070
         LIABILITIES, NET
-------------------------------------------------------------------------------
 100.0%  TOTAL NET ASSETS                                               562,803


                                                      NUMBER OF        VALUE
SECURITY                                               SHARES       ($ X 1,000)
COMMON STOCK 100.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.4%
-------------------------------------------------------------------------------
TRW Automotive Holdings Corp. *                          81,509           2,095

BANKS 2.8%
-------------------------------------------------------------------------------
Bank of Hawaii Corp. (a)                                 22,602           1,180
Comerica, Inc. (a)                                      137,903           7,649
KeyCorp.                                                 89,002           3,150
UnionBanCal Corp. (a)                                    58,602           3,932
                                                                     ----------
                                                                         15,911
CAPITAL GOODS 7.6%
-------------------------------------------------------------------------------
A.O. Smith Corp. (a)                                    103,301           4,451
Emerson Electric Co.                                      3,101             240
General Dynamics Corp.                                   16,001           1,862
Lockheed Martin Corp. (a)                               204,901          13,862
Precision Castparts Corp.                                13,601             679
Raytheon Co.                                             62,201           2,548
The Boeing Co. (a)                                       12,901             881
Thomas & Betts Corp. *                                  273,101          12,194
W.W. Grainger, Inc.                                      81,809           5,803
                                                                     ----------
                                                                         42,520
COMMERCIAL SERVICES & SUPPLIES 0.6%
-------------------------------------------------------------------------------
Administaff, Inc. (a)                                    60,905           2,621
Monster Worldwide, Inc. *                                11,804             504
                                                                     ----------
                                                                          3,125
CONSUMER DURABLES & APPAREL 4.6%
-------------------------------------------------------------------------------
Harman International Industries, Inc. (a)                23,302           2,563
K-Swiss, Inc., Class A                                      602              19
Newell Rubbermaid, Inc. (a)                             795,003          18,794
The Stanley Works (a)                                    91,002           4,462
                                                                     ----------
                                                                         25,838
CONSUMER SERVICES 0.0%
-------------------------------------------------------------------------------
Education Management Corp. *                              3,609             110

DIVERSIFIED FINANCIALS 2.4%
-------------------------------------------------------------------------------
American Express Co.                                      5,601             294
AmeriCredit Corp. (a)*                                   86,802           2,496
Ameriprise Financial, Inc.                                1,121              45
Franklin Resources, Inc.                                  5,301             522
Investment Technology Group, Inc. (a)*                  142,902           6,428
Mellon Financial Corp.                                   70,201           2,476
TD Ameritrade Holding Corp. (a)*                         66,501           1,346
                                                                     ----------
                                                                         13,607
ENERGY 7.2%
-------------------------------------------------------------------------------
Devon Energy Corp.                                        3,901             266
Exxon Mobil Corp. (a)                                   140,301           8,804
Helmerich & Payne, Inc. (a)                              84,301           6,606
Parker Drilling Co. *                                   241,602           2,894
Sunoco, Inc.                                             57,401           5,464
Swift Energy Co. *                                      327,902          16,205
Valero Energy Corp.                                       3,201             200
                                                                     ----------
                                                                         40,439
FOOD, BEVERAGE & TOBACCO 2.8%
-------------------------------------------------------------------------------
Archer-Daniels-Midland Co. (a)                          218,803           6,892
General Mills, Inc.                                      40,702           1,979
The Coca-Cola Co. (a)                                   124,102           5,135
Vector Group Ltd. (a)                                   109,952           1,998
                                                                     ----------
                                                                         16,004
HEALTH CARE EQUIPMENT & SERVICES 12.1%
-------------------------------------------------------------------------------
Aetna, Inc.                                              12,200           1,181
AmerisourceBergen Corp. (a)                             333,201          14,541
Baxter International, Inc. (a)                          141,901           5,229
Becton Dickinson & Co.                                   32,201           2,087
Cardinal Health, Inc.                                     5,000             360
CIGNA Corp. (a)                                          76,201           9,266
Dade Behring, Inc.                                       44,601           1,745
Express Scripts, Inc. *                                  65,401           5,970
Haemonetics Corp. *                                      16,301             848
McKesson Corp.                                          371,501          19,690

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Sierra Health Services, Inc. *                           17,801              705
UnitedHealth Group, Inc.                                  9,600              570
WellPoint, Inc. *                                        76,446            5,871
                                                                      ----------
                                                                          68,063
INSURANCE 11.2%
--------------------------------------------------------------------------------
AFLAC, Inc.                                              30,101            1,413
American Financial Group, Inc. (a)                       52,501            1,975
AON Corp. (a)                                           411,101           14,068
CNA Financial Corp. *                                     8,500              269
Genworth Financial, Inc., Class A                         6,100              200
Hanover Insurance Group, Inc. *                           7,900              383
Loews Corp.                                              87,001            8,586
Metlife, Inc.                                            19,500              978
Nationwide Financial Services, Inc., Class A (a)        105,801            4,503
Philadelphia Consolidated Holding Corp. *                 1,700              165
Principal Financial Group, Inc. (a)                     399,101           18,821
Protective Life Corp.                                     8,100              364
Prudential Financial, Inc. (a)                           33,001            2,486
SAFECO Corp.                                              1,700               89
StanCorp Financial Group, Inc.                            6,400              318
State Auto Financial Corp.                               35,301            1,358
The Chubb Corp.                                           7,100              670
The St. Paul Travelers Cos., Inc.                        10,600              481
W.R. Berkley Corp. (a)                                  123,376            6,095
                                                                      ----------
                                                                          63,222
MATERIALS 7.4%
--------------------------------------------------------------------------------
Crown Holdings, Inc. (a)*                               985,502           18,439
Greif, Inc., Class A                                     53,101            3,458
Martin Marietta Materials, Inc. (a)                      16,501            1,399
Monsanto Co.                                              2,701              228
Nucor Corp. (a)                                         121,401           10,225
Pactiv Corp. *                                           96,122            2,138
Rohm & Haas Co.                                          80,701            4,108
Silgan Holdings, Inc.                                    50,301            1,904
                                                                      ----------
                                                                          41,899
MEDIA 2.1%
--------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc., Class A (a)*            125,702            3,369
John Wiley & Sons, Inc., Class A (a)                     71,902            2,725
Time Warner, Inc.                                       293,903            5,152
World Wrestling Entertainment, Inc.                      56,302              825
                                                                      ----------
                                                                          12,071
PHARMACEUTICALS & BIOTECHNOLOGY 7.1%
--------------------------------------------------------------------------------
Alpharma, Inc., Class A (a)                             107,502            3,596
Applera Corp. - Applied Biosystems Group (a)            673,303           19,081
King Pharmaceuticals, Inc. (a)*                         798,503           14,972
Merck & Co., Inc.                                        60,302            2,080
                                                                      ----------
                                                                          39,729
RETAILING 7.6%
--------------------------------------------------------------------------------
Claire's Stores, Inc. (a)*                              210,802            6,674
J.C. Penney Co., Inc. (a)                               269,502           15,038
Nordstrom, Inc. (a)                                      34,802            1,452
Payless Shoesource, Inc. (a)*                           804,403           19,595
                                                                      ----------
                                                                          42,759
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Agere Systems, Inc. *                                    16,571              206
Broadcom Corp., Class A (a)*                             45,801            3,123
LSI Logic Corp. (a)*                                    128,502            1,176
National Semiconductor Corp. (a)                        199,402            5,625
ON Semiconductor Corp. *                                 75,201              565
Texas Instruments, Inc. (a)                             204,402            5,974
                                                                      ----------
                                                                          16,669
SOFTWARE & SERVICES 8.4%
--------------------------------------------------------------------------------
Alliance Data Systems Corp. *                             4,900              207
Autodesk, Inc. (a)                                       87,863            3,566
BEA Systems, Inc. *                                      24,001              249
BMC Software, Inc. (a)*                                  17,300              382
Cadence Design Systems, Inc. (a)*                       335,701            5,928
Ceridian Corp. (a)*                                     205,201            5,064
CheckFree Corp. *                                        19,800            1,026
Citrix Systems, Inc. *                                   21,716              670
Computer Sciences Corp. *                                 9,100              461
Earthlink, Inc. (a)*                                    659,101            7,527
Electronic Data Systems Corp.                            19,400              489
Fair Isaac Corp.                                         18,400              816
Global Payments, Inc. (a)                               171,601            8,740
McAfee, Inc. (a)*                                       244,101            5,661
Sybase, Inc. *                                           31,501              680
Symantec Corp. *                                         12,700              233
Synopsys, Inc. (a)*                                     238,401            5,271
United Online, Inc.                                      21,945              300
                                                                      ----------
                                                                          47,270
TECHNOLOGY HARDWARE & EQUIPMENT 6.0%
--------------------------------------------------------------------------------
Agilent Technologies, Inc. *                             33,101            1,122
Apple Computer, Inc. (a)*                                23,801            1,797
AVX Corp.                                                46,401              771
Harris Corp. (a)                                         88,401            4,104
Hewlett-Packard Co. (a)                                 333,101           10,386
Imation Corp. (a)                                       111,001            5,032
Motorola, Inc. (a)                                      320,201            7,272

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued


                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
NCR Corp. *                                              19,401              721
Tech Data Corp. *                                        60,701            2,503
                                                                     -----------
                                                                          33,708
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc. (a)                574               19
Crown Castle International Corp. *                        9,803              310
Qwest Communications International, Inc. *               44,603              269
                                                                     -----------
                                                                             598
TRANSPORTATION 4.2%
--------------------------------------------------------------------------------
CNF, Inc.                                                15,602              800
Continental Airlines, Inc., Class B (a)*                288,202            6,026
Landstar Systems, Inc. (a)                              376,503           15,926
Norfolk Southern Corp.                                   18,402              917
                                                                     -----------
                                                                          23,669
UTILITIES 3.1%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. (a)*                              54,602            1,900
American Electric Power Co., Inc. (a)                    20,901              780
Edison International                                     78,602            3,444
FirstEnergy Corp. (a)                                   203,902           10,215
PPL Corp.                                                32,702              985
                                                                     -----------
                                                                          17,324


                                                    FACE AMOUNT         VALUE
SECURITY                                            ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENT COMPANIES 4.3% OF NET ASSETS

SSgA Prime Money Market Portfolio                        24,003           24,003


SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS
U.S. Treasury Bills
    4.33%, 03/16/06                                          88               88


END OF INVESTMENTS.

At 01/31/06 the tax basis cost of the fund's investments was $540,031, and the unrealized gains and losses were $54,574 and ($3,884), respectively.

 *   Non-income producing security

(a) All or a portion of this security is held as collateral for open futures contracts and short sales

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
SHORT SALES 35.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.0%
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc.              8,500              158

BANKS 1.2%
--------------------------------------------------------------------------------
Accredited Home Lenders Holding Co. *                   125,600            6,598

CAPITAL GOODS 1.6%
--------------------------------------------------------------------------------
Bucyrus International, Inc., Class A                    143,300            8,768
GrafTech International Ltd. *                            63,000              471
                                                                     -----------
                                                                           9,239
CONSUMER DURABLES & APPAREL  1.4%
--------------------------------------------------------------------------------
Fossil, Inc. *                                           15,800              375
Hovnanian Enterprises, Inc., Class A *                  145,400            7,040
The Yankee Candle Co., Inc.                               8,600              216
                                                                     -----------
                                                                           7,631
CONSUMER SERVICES 1.8%
--------------------------------------------------------------------------------
CBRL Group, Inc.                                         29,400            1,291
Isle of Capri Casinos, Inc. *                            42,800            1,218
Outback Steakhouse, Inc.                                 58,100            2,686
Red Robin Gourmet Burgers, Inc. *                        15,300              607
WMS Industries, Inc. *                                    6,500              170
Wynn Resorts Ltd. *                                      67,700            4,372
                                                                     -----------
                                                                          10,344
ENERGY 4.7%
--------------------------------------------------------------------------------
Alpha Natural Resources, Inc. *                          49,100            1,155
ATP Oil & Gas Corp. *                                   206,000            8,765
Delta Petroleum Corp *                                  299,900            7,411
James River Coal Co. *                                   29,800            1,268
Massey Energy Co.                                         4,500              186
Quicksilver Resources, Inc. *                            72,700            3,655
Syntroleum Corp. *                                       91,400            1,037
Whiting Petroleum Corp. *                                66,100            3,060
                                                                     -----------
                                                                          26,537

SCHWAB HEDGED EQUITY FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
United Natural Foods, Inc. *                            394,722           12,761

FOOD, BEVERAGE & TOBACCO 0.9%
--------------------------------------------------------------------------------
Hansen Natural Corp. *                                   25,700            2,257
Sanderson Farms, Inc.                                    15,900              445
Universal Corp.                                          51,500            2,433
                                                                     -----------
                                                                           5,135
HEALTH CARE EQUIPMENT & SERVICES 1.1%
--------------------------------------------------------------------------------
Centene Corp. *                                          13,300              350
Intermagnetics General Corp. *                           28,900            1,166
Invacare Corp.                                           15,100              522
The Cooper Cos., Inc.                                    74,000            4,102
                                                                     -----------
                                                                           6,140
MATERIALS 3.1%
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc. *                              313,000           12,886
Titanium Metals Corp. *                                  58,700            4,443
                                                                     -----------
                                                                          17,329
PHARMACEUTICALS & BIOTECHNOLOGY 7.0%
--------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc. *                          143,600            6,089
Encysive Pharmaceuticals, Inc. *                        142,800            1,352
Martek Biosciences Corp. *                              173,684            5,002
MGI Pharma, Inc. *                                      705,521           11,761
Momenta Pharmaceuticals, Inc. *                           4,400               90
Nabi Biopharmaceuticals *                                44,100              166
Par Pharmaceutical Cos., Inc. *                         351,900           11,641
Perrigo Co.                                             218,700            3,414
The Medicines Co. *                                       6,300              121
                                                                     -----------
                                                                          39,636
RETAILING 4.3%
--------------------------------------------------------------------------------
Cabela's, Inc., Class A *                               100,400            1,752
Dick's Sporting Goods, Inc. *                            28,800            1,059
GSI Commerce, Inc. *                                    487,600            8,226
Hot Topic, Inc. *                                         6,300               90
New York & Co., Inc. *                                  163,400            3,167
Pier 1 Imports, Inc.                                    209,500            2,267
RadioShack Corp.                                         40,300              895
Sears Holdings Corp. *                                   11,900            1,445
The Finish Line, Class A                                 12,800              230
The Pep Boys-Manny, Moe & Jack                          180,100            2,809
Tuesday Morning Corp.                                     7,800              166
Urban Outfitters, Inc. *                                 84,900            2,318
                                                                     -----------
                                                                          24,424
SOFTWARE & SERVICES 3.6%
--------------------------------------------------------------------------------
Jack Henry & Associates, Inc.                            43,600              893
Sapient Corp. *                                       1,867,100           12,323
Take-Two Interactive Software, Inc. *                   432,500            6,859
                                                                     -----------
                                                                          20,075
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Plantronics, Inc.                                        34,550            1,209

TRANSPORTATION 1.7%
--------------------------------------------------------------------------------
Werner Enterprises, Inc.                                433,600            9,344

UTILITIES 0.1%
--------------------------------------------------------------------------------
MGE Energy, Inc.                                         12,400              428

END OF SHORT SALE POSITIONS.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.

                                               NUMBER OF   CONTRACT   UNREALIZED
                                               CONTRACTS    VALUE       GAINS
FUTURES CONTRACT 0.3% OF NET ASSETS

S&P 500 Index, Long expires 03/16/06                   5      1,605          34


* Non-income producing security

SCHWAB CAPITAL TRUST
SCHWAB FINANCIAL SERVICES FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.2%  COMMON STOCK                                     42,130          47,353

  2.0%  SHORT-TERM                                          976             976
        INVESTMENT
--------------------------------------------------------------------------------
101.2%  TOTAL INVESTMENTS                                43,106          48,329

(1.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (593)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 47,736

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 99.2% OF NET ASSETS

BANKS 29.3%
--------------------------------------------------------------------------------
Bank of Hawaii Corp.                                     43,899            2,292
City National Corp.                                       1,100               82
Comerica, Inc.                                           37,999            2,108
Commerce Bancshares, Inc.                                34,059            1,722
KeyCorp, Inc.                                            63,599            2,251
PNC Financial Services Group, Inc.                       29,299            1,900
Radian Group, Inc.                                       19,999            1,145
UnionBanCal Corp.                                        20,299            1,362
Wilmington Trust Corp.                                   27,599            1,145
                                                                     -----------
                                                                          14,007
DIVERSIFIED FINANCIALS 35.8%
--------------------------------------------------------------------------------
American Express Co.                                     30,099            1,579
AmeriCredit Corp. *                                      24,799              713
Ameriprise Financial, Inc.                                4,940              201
Capital One Financial Corp.                              22,899            1,908
E*TRADE Financial Corp. *                                38,599              918
Federated Investors, Inc., Class B                       20,599              795
Franklin Resources, Inc.                                 15,800            1,556
Investment Technology Group, Inc. *                      33,499            1,507
Mellon Financial Corp.                                   42,599            1,502
Moody's Corp.                                             8,300              526
Northern Trust Corp.                                     42,999            2,245
Raymond James Financial, Inc.                             9,500              404
State Street Corp.                                       17,500            1,058
TD Ameritrade Holding Corp. *                            10,800              219
The Bank of New York Co., Inc.                           61,099            1,944
                                                                     -----------
                                                                          17,075
INSURANCE 33.2%
--------------------------------------------------------------------------------
AFLAC, Inc.                                              28,199            1,324
American Financial Group, Inc.                           14,499              546
American Physicians Capital, Inc. *                       5,500              269
AON Corp.                                                 9,200              315
CNA Financial Corp. *                                     9,400              297
Loews Corp.                                               1,800              178
Metlife, Inc.                                            41,099            2,062
Nationwide Financial Services,  Inc., Class A            21,199              902
Principal Financial Group, Inc.                          47,499            2,240
Protective Life Corp.                                    13,900              625
Prudential Financial, Inc.                               22,599            1,703
Safeco Corp.                                              7,300              381
StanCorp Financial Group, Inc.                            3,800              189
The Chubb Corp.                                          23,699            2,236
The Hartford Financial Services Group, Inc.               6,000              493
The St. Paul Travelers Cos., Inc.                        31,999            1,452
W.R. Berkley Corp.                                       12,750              630
                                                                     -----------
                                                                          15,842
REAL ESTATE 0.9%
--------------------------------------------------------------------------------
CB Richard Ellis Group, Inc.,
   Class A *                                              6,792              429

SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)

SHORT-TERM INVESTMENT 2.0% OF NET ASSETS

Brown Brothers
  3.94%, 02/02/06                                           976              976

END OF INVESTMENTS.

At January 31, 2006 the tax basis cost of the fund's investments was $43,112, and the unrealized gains and losses were $5,454 and ($237), respectively.

* Non-income producing security

SCHWAB CAPITAL TRUST
SCHWAB HEALTH CARE FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
100.0%  COMMON STOCK                                    508,882         574,772

   --%  RIGHTS                                               --              --

  0.3%  SHORT-TERM                                        1,485           1,485
        INVESTMENT
--------------------------------------------------------------------------------
100.3%  TOTAL INVESTMENTS                               510,367         576,257

  5.3%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                             30,421          30,421

(5.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (32,109)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                574,569

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 100.0% OF NET ASSETS

HEALTH CARE EQUIPMENT & SERVICES 62.6%
--------------------------------------------------------------------------------
Accelrys, Inc. *                                        256,600            1,745
Aetna, Inc.                                             246,800           23,890
AmerisourceBergen Corp.                                 544,000           23,740
Baxter International, Inc.                              571,100           21,045
Becton Dickinson & Co.                                  372,300           24,125
Cardinal Health, Inc.                                   290,800           20,949
Cerner Corp. (a)*                                       208,000            9,360
CIGNA Corp.                                             197,500           24,016
Dade Behring, Inc.                                      553,000           21,639
DaVita, Inc. *                                           27,025            1,480
Dentsply International, Inc.                             33,700            1,810
Express Scripts, Inc. *                                 256,300           23,398
Haemonetics Corp. *                                     121,200            6,302
Health Net, Inc. *                                      130,000            6,418
Hospira, Inc. *                                         132,500            5,929
Humana, Inc. *                                          126,000            7,027
IDEXX Laboratories, Inc. *                               66,100            5,078
IMS Health, Inc.                                        178,400            4,389
Lincare Holdings, Inc. *                                450,200           19,025
McKesson Corp.                                          432,400           22,917
Molina Healthcare, Inc. *                                 3,300               86
PerkinElmer, Inc.                                       878,400           19,975
Pharmaceutical Product Development, Inc. (PPD)           11,300              782
Sierra Health Services, Inc. (a)*                       583,300           23,110
Thoratec Corp. *                                         81,500            2,062
Trizetto Group, Inc. (a)*                               100,500            1,845
UnitedHealth Group, Inc.                                238,400           14,166
WellPoint, Inc. *                                       303,400           23,301
                                                                     -----------
                                                                         359,609
PHARMACEUTICALS & BIOTECHNOLOGY 37.4%
--------------------------------------------------------------------------------
Allergan, Inc.                                           56,900            6,623
Alpharma, Inc., Class A                                 690,200           23,087
Applera Corp. - Applied Biosystems Group                802,800           22,751
Barr Pharmaceuticals, Inc. *                            355,600           23,320
Endo Pharmaceutical Holdings, Inc. *                    495,300           14,215
Enzon Pharmaceuticals, Inc. *                            12,400               90
Johnson & Johnson                                       294,000           16,917
Kendle International, Inc. *                            163,400            4,080
King Pharmaceuticals, Inc. *                          1,223,400           22,939
Kos Pharmaceuticals, Inc. *                             150,900            6,611
Medicis Pharmaceutical Corp., Class A                    50,400            1,558
Merck & Co., Inc.                                       314,000           10,833
Millennium Pharmaceuticals, Inc. *                      342,300            3,539
Pfizer, Inc.                                            841,800           21,618
Schering-Plough Corp.                                   938,300           17,969
Watson Pharmaceuticals, Inc. *                          241,100            7,978
Wyeth                                                   238,600           11,035
                                                                     -----------
                                                                         215,163

RIGHTS 0.0% OF NET ASSETS

PHARMACEUTICALS & BIOTECHNOLOGY 0.0%
--------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. *                                 458               --

SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.3% OF NET ASSETS

Brown Brothers
  3.94%, 02/01/06                                         1,485            1,485

END OF INVESTMENTS.

SCHWAB HEALTH CARE FUND

PORTFOLIO HOLDINGS continued

                                                    FACE AMOUNT         VALUE
SECURITY                                            ($ X 1,000)      ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
5.3% OF NET ASSETS

SSgA Prime Money Market Portfolio                        30,421           30,421

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At January 31, 2006 the tax basis cost of the fund's investments was $510,509, and the unrealized gains and losses were $71,112 and ($5,364), respectively.

 *  Non-income producing security

(a) All or a portion of this security is held as collateral for open futures contracts.

SCHWAB CAPITAL TRUST
SCHWAB TECHNOLOGY FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                     62,658          73,370

  0.3%  SHORT-TERM                                          226             226
        INVESTMENT
--------------------------------------------------------------------------------
100.1%  TOTAL INVESTMENTS                                62,884          73,596

  2.1%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                              1,562           1,562

(2.2)%  OTHER ASSETS AND
        LIABILITIES, NET                                                 (1,613)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 73,503

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 99.8% OF NET ASSETS

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 17.2%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                           23,500              984
Agere Systems, Inc. *                                    32,630              405
Anadigics, Inc. (a)*                                     69,400              461
Analog Devices, Inc.                                     14,700              584
Applied Materials, Inc.                                  63,100            1,202
Broadcom Corp., Class A *                                 9,500              648
Lam Research Corp. *                                      2,400              111
LSI Logic Corp. *                                        81,200              743
National Semiconductor Corp.                             96,200            2,714
ON Semiconductor Corp. *                                 93,200              700
Texas Instruments, Inc.                                 127,700            3,733
Triquint Semiconductor, Inc. *                           65,300              319
                                                                     -----------
                                                                          12,604
SOFTWARE & SERVICES 39.7%
--------------------------------------------------------------------------------
Actuate Corp. *                                         180,700              730
Amdocs Ltd. *                                            12,000              386
Autodesk, Inc.                                           41,600            1,689
BEA Systems, Inc. *                                      38,300              397
BMC Software, Inc. *                                     56,700            1,253
Cadence Design Systems, Inc. *                           78,600            1,388
Ceridian Corp. *                                         61,900            1,528
CheckFree Corp. *                                        33,100            1,715
Citrix Systems, Inc. *                                   39,800            1,227
Computer Sciences Corp. *                                15,600              791
Earthlink, Inc. (a)*                                    226,900            2,591
Electronic Data Systems Corp.                           121,900            3,071
Embarcadero Technologies, Inc. *                         56,500              424
Forrester Research, Inc., Class A *                      19,100              389
Global Payments, Inc.                                    60,700            3,091
Hyperion Solutions Corp. *                               14,850              511
Indus International, Inc. *                              42,600              150
JDA Software Group, Inc. *                               39,500              606
Lightbridge, Inc. *                                      80,300              783
McAfee, Inc. *                                           63,400            1,470
Progress Software Corp. *                                52,800            1,519
SonicWALL, Inc. *                                        38,700              319
Sybase, Inc. *                                           48,900            1,056
Symantec Corp. *                                         23,400              430
Synopsys, Inc. *                                         37,600              831
Synplicity, Inc. *                                       16,500              155
United Online, Inc.                                      51,700              707
                                                                     -----------
                                                                          29,207
TECHNOLOGY HARDWARE & EQUIPMENT 42.9%
--------------------------------------------------------------------------------
Advanced Digital Information Corp. *                    125,600            1,257
Agilent Technologies, Inc. *                             28,400              963
Apple Computer, Inc. *                                   30,000            2,265
Arrow Electronics, Inc. *                                50,500            1,735
AVX Corp.                                               130,300            2,166
Electronics for Imaging *                                 4,300              119
Harris Corp.                                             50,400            2,340
Hewlett-Packard Co.                                     140,100            4,368
Imation Corp.                                            49,500            2,244
International Business Machines Corp.                    57,300            4,659
Motorola, Inc.                                          171,900            3,904
NCR Corp. *                                              46,200            1,716
Qualcomm, Inc.                                           14,900              715
Staktek Holdings, Inc. *                                 27,100              189
Tech Data Corp. *                                        70,800            2,919
                                                                         -------
                                                                          31,559

SCHWAB TECHNOLOGY FUND

PORTFOLIO HOLDINGS continued

SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.3% OF NET ASSETS

Brown Brothers
  3.94%, 02/01/06                                           226              226

END OF INVESTMENTS.

SECURITY                                            FACE AMOUNT         VALUE
                                                    ($ X 1,000)      ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN

2.1% OF NET ASSETS

SSgA Prime Money Market Portfolio                         1,562            1,562


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 01/31/06 the tax basis cost of the fund's investments was $62,890, and the unrealized gains and losses were $11,754 and ($1,048), respectively.

 *  Non-income producing security

(a) All or a portion of this security is on loan

SCHWAB CAPITAL TRUST
LAUDUS U.S. MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 89.7%  COMMON STOCK                                    117,973          139,488

  5.8%  FOREIGN COMMON                                    7,534            9,036
        STOCK

  0.1%  U.S. TREASURY                                       130              130
        OBLIGATION

  0.8%  OTHER INVESTMENT                                  1,321            1,321
        COMPANIES
--------------------------------------------------------------------------------
 96.4%  TOTAL INVESTMENTS                               126,958          149,975

  3.6%  OTHER ASSETS AND
        LIABILITIES                                                        5,556
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       155,531

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 89.7% OF NET ASSETS

BANKS 5.3%
--------------------------------------------------------------------------------
Bank of America Corp.                                    31,100            1,376
Commerce Bancorp, Inc. N.J. (a)                          33,560            1,122
Freddie Mac                                              15,526            1,054
North Fork Bancorp, Inc. (a)                             26,200              674
People's Bank                                             9,205              283
Sovereign Bancorp, Inc. (a)                              78,000            1,700
SVB Financial Group *                                     1,300               64
Washington Mutual, Inc. (a)                              38,000            1,608
Zions Bancorp                                             3,900              308
                                                                     -----------
                                                                           8,189
CAPITAL GOODS 5.3%
--------------------------------------------------------------------------------
3M Co.                                                    3,000              218
Alliant Techsystems, Inc. *                               8,200              635
Dover Corp.                                              15,100              694
EMCOR Group, Inc. *                                       6,455              529
General Electric Co.                                     43,600            1,428
Pentair, Inc.                                            17,600              676
Rockwell Collins, Inc. (a)                                5,800              272
SPX Corp.                                                 9,100              434
Tyco International Ltd. (a)                             113,000            2,944
W.W. Grainger, Inc.                                       6,260              444
                                                                     -----------
                                                                           8,274
COMMERCIAL SERVICES & SUPPLIES 0.4%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (a)*                         11,200              623

CONSUMER DURABLES & APPAREL 1.6%
--------------------------------------------------------------------------------
American Greetings Corp., Class A                        36,400              743
Jones Apparel Group, Inc.                                13,265              415
Leggett & Platt, Inc. (a)                                20,850              513
The Stanley Works                                         4,000              196
Under Armour, Inc. *                                     14,500              580
                                                                     -----------
                                                                           2,447
CONSUMER SERVICES 3.9%
--------------------------------------------------------------------------------
Carnival Corp.                                           18,000              932
Las Vegas Sands Corp. *                                  16,500              847
McDonald's Corp. (a)                                     48,000            1,681
Starwood Hotels & Resorts Worldwide, Inc.                18,800            1,143
YUM! Brands, Inc. (a)                                    30,000            1,484
                                                                     -----------
                                                                           6,087
DIVERSIFIED FINANCIALS 8.9%
--------------------------------------------------------------------------------
American Express Co. (a)                                 22,700            1,191
Capital One Financial Corp. (a)                          16,400            1,366
Chicago Mercantile Exchange Holdings, Inc.                1,998              846
Citigroup, Inc.                                          32,300            1,505
JPMorgan Chase & Co.                                     40,000            1,590
Morgan Stanley (a)                                       25,000            1,536
Nuveen Investments, Inc., Class A                        19,800              898
The Bank of New York Co., Inc.                           52,200            1,660
The Goldman Sachs Group, Inc. (a)                        22,860            3,229
                                                                     -----------
                                                                          13,821
ENERGY 4.6%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                                      28,175            1,673
Cooper Cameron Corp. *                                   11,100              537
ENSCO International, Inc.                                 6,300              322
Exxon Mobil Corp.                                        29,200            1,832
Murphy Oil Corp.                                          6,600              376
National-Oilwell Varco, Inc. (a)*                        10,900              829
Transocean, Inc. (a)*                                    10,700              868
Valero Energy Corp.                                       8,145              509

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Weatherford International Ltd. *                          5,600              251
                                                                     -----------
                                                                           7,197
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Costco Wholesale Corp.                                   10,000              499

FOOD, BEVERAGE & TOBACCO 1.3%
--------------------------------------------------------------------------------
Molson Coors Brewing Co.                                  6,940              434
The Pepsi Bottling Group, Inc. (a)                       52,000            1,508
                                                                     -----------
                                                                           1,942
HEALTH CARE EQUIPMENT & SERVICES 9.1%
--------------------------------------------------------------------------------
Baxter International, Inc.                               38,000            1,400
Beckman Coulter, Inc.                                     7,100              423
Boston Scientific Corp. (a)*                             34,203              748
Caremark Rx, Inc. (a)*                                   37,550            1,851
CIGNA Corp. (a)                                          12,300            1,496
Cytyc Corp. *                                            27,499              828
Eclipsys Corp. *                                         39,900              880
Edwards Lifesciences Corp. *                              9,400              404
Fisher Scientific International, Inc. *                  19,300            1,291
Health Management Associates, Inc., Class A              36,800              773
Hillenbrand Industries, Inc.                              7,800              384
Tenet Healthcare Corp. *                                 52,200              379
Thermo Electron Corp. *                                  18,500              622
Varian, Inc. *                                           17,550              673
WellPoint, Inc. *                                        15,700            1,206
Zimmer Holdings, Inc. *                                  11,800              814
                                                                     -----------
                                                                          14,172
HOUSEHOLD & PERSONAL PRODUCTS 1.5%
--------------------------------------------------------------------------------
Procter & Gamble Co. (a)                                 18,400            1,090
St. Jude Medical, Inc. *                                 26,000            1,277
                                                                     -----------
                                                                           2,367
INSURANCE 2.8%
--------------------------------------------------------------------------------
AFLAC, Inc. (a)                                          21,200              995
Arthur J. Gallagher & Co.                                14,350              418
Assurant, Inc.                                           14,130              649
MBIA, Inc.                                               18,999            1,170
Old Republic International Corp.                         23,575              506
Willis Group Holdings Ltd.                               15,600              541
                                                                     -----------
                                                                           4,279
MATERIALS 2.6%
--------------------------------------------------------------------------------
Cytec Industries, Inc.                                    7,830              388
International Flavors & Fragrances, Inc.                 12,700              419
Monsanto Co. (a)                                         15,900            1,345
Southern Copper Corp.                                     8,300              723
The Dow Chemical Co.                                     28,600            1,210
                                                                     -----------
                                                                           4,085
MEDIA 7.6%
--------------------------------------------------------------------------------
Cablevision Systems Corp., Class A *                     29,000              713
Comcast Corp. (a)*                                       71,950            1,994
Dow Jones & Co., Inc.                                    11,920              453
Entercom Communications Corp.                             5,250              159
Liberty Global, Inc., Class A *                           8,000              171
Liberty Global, Inc., Class C *                           8,000              162
Liberty Media Corp., Class A (a)*                       174,000            1,455
Sirius Satellite Radio, Inc. *                           34,840              198
The DIRECTV Group, Inc. *                                89,611            1,239
The Walt Disney Co. (a)                                  32,400              820
Time Warner, Inc. (a)                                   153,400            2,689
Univision Communications, Inc., Class A *                10,765              343
Westwood One, Inc.                                       16,400              246
XM Satellite Radio Holdings, Inc., Class A *             42,755            1,119
                                                                     -----------
                                                                          11,761
PHARMACEUTICALS & BIOTECHNOLOGY 2.6%
--------------------------------------------------------------------------------
Charles River Laboratories, Inc. *                        7,870              363
Johnson & Johnson                                        19,545            1,125
Par Pharmaceutical Cos., Inc. *                          10,800              357
Pfizer, Inc.                                             71,400            1,833
Valeant Pharmaceuticals International                    24,150              434
                                                                     -----------
                                                                           4,112
RETAILING 5.9%
--------------------------------------------------------------------------------
Best Buy Co., Inc. (a)                                   17,500              887
Family Dollar Stores, Inc.                               19,200              460
Federated Department Stores, Inc.                        10,148              676
Foot Locker, Inc.                                        33,500              761
Linens 'n Things, Inc. *                                 31,691              875
OfficeMax, Inc.                                          16,980              485
Target Corp.                                             36,450            1,996
The Gap, Inc.                                            25,800              467
The TJX Cos., Inc.                                       37,700              962
Tiffany & Co. (a)                                        43,000            1,621
                                                                     -----------
                                                                           9,190
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8.7%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                     19,100              759

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
Applied Materials, Inc. (a)                              57,800            1,101
Broadcom Corp., Class A (a)*                             17,500            1,193
Cypress Semiconductor Corp. (a)*                         36,900              625
Freescale Semiconductor, Inc., Class B *                 23,400              591
Intel Corp.                                              41,000              872
International Rectifier Corp. *                           5,800              211
Lam Research Corp. (a)*                                  14,300              664
LSI Logic Corp. (a)*                                     51,900              475
MEMC Electronic Materials, Inc. (a)*                     36,000            1,029
Microchip Technology, Inc. (a)                           25,700              964
Micron Technology, Inc. (a)*                             41,400              608
National Semiconductor Corp. (a)                         75,725            2,136
Novellus Systems, Inc. *                                 25,450              721
Teradyne, Inc. *                                         54,350              947
Xilinx, Inc.                                             23,000              648
                                                                     -----------
                                                                          13,544
SOFTWARE & SERVICES 5.6%
--------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                  25,000              993
BearingPoint, Inc. *                                    106,400              875
Electronic Arts, Inc. (a)*                               14,200              775
Google, Inc., Class A (a)*                                5,433            2,354
Microsoft Corp.                                          56,400            1,588
Oracle Corp. *                                           68,200              857
Symantec Corp. *                                         52,200              959
Yahoo! Inc. *                                             9,500              326
                                                                     -----------
                                                                           8,727
TECHNOLOGY HARDWARE & EQUIPMENT 6.4%
--------------------------------------------------------------------------------
Andrew Corp. *                                           41,700              541
Anixter International, Inc. *                             7,700              356
Avid Technology, Inc. *                                  13,610              676
Corning, Inc. (a)*                                       42,400            1,032
Dell, Inc. *                                             36,000            1,055
Diebold, Inc.                                            18,580              727
EMC Corp. (a)*                                           63,600              852
Hewlett-Packard Co.                                      43,000            1,341
Motorola, Inc.                                           55,900            1,270
Qualcomm, Inc. (a)                                       25,200            1,209
Vishay Intertechnology, Inc. *                           57,100              904
                                                                     -----------
                                                                           9,963
TELECOMMUNICATION SERVICES 4.0%
--------------------------------------------------------------------------------
Alltel Corp.                                             19,300            1,159
American Tower Corp., Class A *                          37,500            1,160
Leap Wireless International, Inc. *                      25,000              925
NII Holdings, Inc. *                                     48,200            2,384
Tektronix, Inc.                                          17,620              520
                                                                     -----------
                                                                           6,148
TRANSPORTATION 0.5%
--------------------------------------------------------------------------------
United Parcel Service, Inc., Class B                     10,900              817

UTILITIES 0.8%
--------------------------------------------------------------------------------
Constellation Energy Group, Inc. (a)                      6,400              373
TXU Corp.                                                17,200              871
                                                                     -----------
                                                                           1,244

FOREIGN COMMON STOCK 5.8% OF NET ASSETS

CANADA 0.9%
--------------------------------------------------------------------------------
ENERGY 0.7%
--------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                          16,800            1,041

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Celestica, Inc. (a)*                                     35,970              359
                                                                     -----------
                                                                           1,400
FRANCE 0.7%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 0.7%
--------------------------------------------------------------------------------
Sanofi-Aventis                                           11,300            1,036

ISRAEL 0.8%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 0.8%
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.                      28,300            1,206

JAPAN 0.5%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Honda Motor Co., Ltd. (a)                                30,200              859

NETHERLANDS 1.0%
--------------------------------------------------------------------------------
ENERGY 1.0%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                        11,700            1,491

SWITZERLAND 0.6%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 0.6%
--------------------------------------------------------------------------------
Novartis AG (a)                                          17,000              938

LAUDUS U.S. MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
UNITED KINGDOM 1.3%
--------------------------------------------------------------------------------
BANKS 0.7%
--------------------------------------------------------------------------------
Lloyds TSB Group plc                                    132,800            1,204

PHARMACEUTICALS & BIOTECHNOLOGY 0.6%
--------------------------------------------------------------------------------
GlaxoSmithKline plc (a)                                  17,600              902
                                                                     -----------
                                                                           2,106

SECURITY                                            FACE AMOUNT         VALUE
        RATE, MATURITY DATE                         ($ X 1,000)      ($ X 1,000)
U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

U.S. Treasury Bill
  4.06%, 03/16/06                                            70               70
  3.91%, 03/16/06                                            60               60
                                                                     -----------
                                                                             130

                                                    FACE AMOUNT         VALUE
SECURITY                                            ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENT COMPANIES 0.8% OF NET ASSETS

SSgA Prime Money Market Portfolio                            90               90
State Street Institutional Liquid Reserves                1,231            1,231
                                                                     -----------
                                                                           1,321

END OF INVESTMENTS.

At January 31, 2006 the tax basis cost of the fund's investments was $128,004, and the unrealized gains and losses were $25,068 and ($3,097), respectively.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS        VALUE          GAINS
FUTURES CONTRACTS 1.8% OF NET ASSETS

Russell 2000 Index, Long
expires 03/16/06                                 5         1,842               7

S&P 500 Index, Long
expires 03/16/06                                 3           963               4
                                                                      ----------
                                                                              11

 *  Non-income producing security

(a) All or a portion of this security is held as collateral for open futures contracts

ADR - American Depositary Receipt

SCHWAB CAPITAL TRUST
LAUDUS SMALL-CAP MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 94.3%  COMMON STOCK                                     82,472          108,079

  0.8%  FOREIGN COMMON                                      936              871
        STOCK

  1.0%  OTHER INVESTMENT                                  1,190            1,190
        COMPANIES

  0.1%  U.S. TREASURY                                       100              100
        OBLIGATION
--------------------------------------------------------------------------------
 96.2%  TOTAL INVESTMENTS                                84,698          110,240

  3.8%  OTHER ASSETS AND
        LIABILITIES                                                        4,366
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       114,606

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 94.3% OF NET ASSETS

BANKS 0.9%
--------------------------------------------------------------------------------
Commerce Bancorp, Inc. N.J.                               5,720              191
North Fork Bancorp, Inc. (a)                             14,150              364
People's Bank                                             6,505              200
SVB Financial Group *                                       830               41
Zions Bancorp                                             2,700              213
                                                                     -----------
                                                                           1,009
CAPITAL GOODS 13.4%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc. *                               5,600              434
American Railcar Industries, Inc. *                       1,600               48
Astec Industries, Inc. *                                  9,450              363
Baldor Electric Co. (a)                                  33,880            1,012
BE Aerospace, Inc. *                                     53,400            1,123
Builders FirstSource, Inc. *                             31,350              785
Dover Corp. (a)                                           8,300              381
DRS Technologies, Inc.                                   11,675              580
EMCOR Group, Inc. *                                       4,150              340
General Cable Corp. (a)*                                 44,840            1,099
Global Power Equipment Group, Inc. (a)*                  34,675              164
GrafTech International Ltd. *                            16,100              120
Granite Construction, Inc.                               19,475              788
H&E Equipment Services, Inc. *                            1,050               24
Pall Corp.                                                5,600              161
Pentair, Inc.                                            12,200              469
Perini Corp. *                                           18,700              515
SPX Corp.                                                 6,300              301
Teleflex, Inc.                                            6,600              416
The Greenbrier Cos., Inc.                                 6,300              223
The Manitowoc Co., Inc.                                   9,800              652
The Shaw Group, Inc. *                                   58,250            2,075
Trex Co., Inc. (a)*                                      19,770              494
URS Corp. *                                              38,375            1,642
W.W. Grainger, Inc.                                       4,000              284
Washington Group International, Inc. *                   14,800              878
                                                                     -----------
                                                                          15,371
COMMERCIAL SERVICES & SUPPLIES 2.6%
--------------------------------------------------------------------------------
ABM Industries, Inc.                                      9,400              180
Bowne & Co., Inc.                                        15,200              229
Duratek, Inc. *                                           3,200               57
Steelcase, Inc., Class A (a)                            102,850            1,733
TeleTech Holdings, Inc. *                                10,400              121
TRC Cos., Inc. *                                         14,980              157
Watson Wyatt & Co., Holdings                             17,190              523
                                                                     -----------
                                                                           3,000
CONSUMER DURABLES & APPAREL 6.7%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc.                                   25,475            1,856
Carter's, Inc. *                                          8,800              598
Comstock Homebuilding Cos., Class A *                    11,375              125
Jones Apparel Group, Inc.                                 9,085              284
La-Z-Boy, Inc.                                           41,340              676
Leggett & Platt, Inc. (a)                                14,850              366
Meritage Corp. *                                         24,250            1,467
Standard Pacific Corp.                                   17,000              661
The Ryland Group, Inc.                                   21,100            1,527
The Stanley Works                                         2,800              137
                                                                     -----------
                                                                           7,697
CONSUMER SERVICES 3.6%
--------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                    18,430              492
California Pizza Kitchen, Inc. *                         36,505            1,195
Cosi, Inc. *                                             52,650              513
DeVry, Inc. *                                            10,575              243
Education Management Corp. *                             16,490              505
Six Flags, Inc. (a)*                                     60,640              704
Texas Roadhouse, Inc., Class A *                          7,650              119
Vail Resorts, Inc. *                                     12,600              383
                                                                     -----------
                                                                           4,154

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
DIVERSIFIED FINANCIALS 4.2%
--------------------------------------------------------------------------------
Chicago Mercantile Exchange                               3,850            1,629
Jefferies Group, Inc.                                    21,450            1,168
Knight Capital Group, Inc., Class A (a)*                 59,400              677
Raymond James Financial, Inc.                            14,510              618
The First Marblehead Corp.                               20,740              672
                                                                     -----------
                                                                           4,764
ENERGY 5.6%
--------------------------------------------------------------------------------
Cooper Cameron Corp. *                                    8,100              392
Dresser-Rand Group, Inc. *                               16,450              443
ENSCO International, Inc.                                 4,200              215
Global Industries Ltd. (a)*                              22,100              309
Helmerich & Payne, Inc.                                  11,590              908
Murphy Oil Corp.                                          2,200              125
Oceaneering International, Inc. (a)*                     17,780            1,056
Offshore Logistics, Inc. *                                8,175              294
Tetra Technologies, Inc. *                                8,400              333
Tidewater, Inc. (a)                                      16,880              986
Weatherford International Ltd. *                          2,600              116
Whiting Petroleum Corp. *                                13,120              608
Willbros Group, Inc. *                                   28,365              582
                                                                     -----------
                                                                           6,367
FOOD & STAPLES RETAILING 0.5%
--------------------------------------------------------------------------------
Performance Food Group Co. *                             21,570              595

FOOD, BEVERAGE & TOBACCO 1.3%
--------------------------------------------------------------------------------
Delta & Pine Land Co.                                     4,455              105
Molson Coors Brewing Co., Class B                         4,820              301
The Hain Celestial Group, Inc. (a)*                      46,620            1,087
                                                                     -----------
                                                                           1,493
HEALTH CARE EQUIPMENT & SERVICES 9.9%
--------------------------------------------------------------------------------
Analogic Corp. (a)                                       12,550              696
Aspect Medical Systems, Inc. *                           13,250              479
Beckman Coulter, Inc.                                     4,900              292
Cholestech Corp. *                                       14,325              155
Cross Country Healthcare, Inc. *                         13,900              275
Dendrite International, Inc. *                            6,740               98
Edwards Lifesciences Corp. *                              6,500              279
Hillenbrand Industries, Inc.                              5,400              266
Hologic, Inc. *                                          12,500              643
Intuitive Surgical, Inc. *                                8,875            1,221
Kyphon, Inc. *                                           20,950              871
LCA-Vision, Inc.                                         14,150              795
Lifecell Corp. *                                         24,875              540
Neurometrix, Inc. *                                      16,300              562
NuVasive, Inc. *                                         31,150              573
Pharmaceutical Product Development, Inc. (PPD)            5,810              402
Rita Medical Systems, Inc. (a)*                          43,000              196
Syneron Medical Ltd. *                                   20,075              558
Synovis Life Technologies, Inc. *                        10,775              109
Thermo Electron Corp. *                                  12,900              434
Thoratec Corp. *                                         30,350              768
Varian, Inc. *                                           12,150              466
VCA Antech, Inc. *                                       21,350              591
Wright Medical Group, Inc. *                              4,800              107
                                                                     -----------
                                                                          11,376
HOUSEHOLD & PERSONAL PRODUCTS 0.5%
--------------------------------------------------------------------------------
NBTY, Inc. *                                             27,170              562

INSURANCE 1.3%
--------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                                10,000              292
Assurant, Inc.                                            9,600              441
Old Republic International Corp.                         16,750              359
Willis Group Holdings Ltd.                               10,600              368
                                                                     -----------
                                                                           1,460
MATERIALS 2.2%
--------------------------------------------------------------------------------
Aleris International, Inc. *                             19,950              830
Cytec Industries, Inc. (a)                                5,550              275
Headwaters, Inc. *                                       14,980              517
International Flavors & Fragrances, Inc.                  8,800              290
Kinross Gold Corp. *                                         --               --
Martin Marietta Materials, Inc.                           6,840              580
                                                                     -----------
                                                                           2,492
MEDIA 1.1%
--------------------------------------------------------------------------------
Dow Jones & Co., Inc.                                     7,640              291
Entercom Communications Corp.                             3,650              110
Radio One, Inc., Class D (a)*                            46,660              511
Univision Communications, Inc., Class A *                 7,000              223
Westwood One, Inc.                                       10,410              156
                                                                     -----------
                                                                           1,291
PHARMACEUTICALS & BIOTECHNOLOGY 4.0%
--------------------------------------------------------------------------------
Adams Respiratory Therapeutics, Inc. *                   20,950              905
Andrx Corp. (a)*                                         30,530              536
Charles River Laboratories, Inc. *                        5,490              253
Connetics Corp. *                                         7,700              115
Momenta Pharmaceuticals, Inc. *                          16,500              337
Par Pharmaceutical Cos., Inc. *                           7,600              251
Perrigo Co.                                              37,640              588
Pharmion Corp. *                                         11,300              188

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
United Therapeutics Corp. *                              22,250            1,439
                                                                     -----------
                                                                           4,612
REAL ESTATE 1.8%
--------------------------------------------------------------------------------
FelCor Lodging Trust, Inc.                               26,070              518
Innkeepers USA Trust                                     25,660              455
Post Properties, Inc.                                     6,340              258
Valeant Pharmaceuticals International                    16,700              300
Washington Real Estate Investment Trust                  14,640              483
                                                                     -----------
                                                                           2,014
RETAILING 7.7%
--------------------------------------------------------------------------------
Aeropostale, Inc. *                                      27,600              834
AnnTaylor Stores Corp. *                                 26,200              873
Building Material Holding Corp.                           6,200              491
Charming Shoppes, Inc. *                                 62,800              764
Coldwater Creek, Inc. *                                  43,350              884
Cost Plus, Inc. *                                        25,030              489
Family Dollar Stores, Inc. (a)                           12,500              299
Federated Department Stores, Inc.                         5,772              385
Genesco, Inc. *                                          33,050            1,287
Guess?, Inc. *                                            8,350              354
NetFlix, Inc. *                                          22,980              633
OfficeMax, Inc.                                          11,990              343
Sharper Image Corp. *                                    32,760              296
Tiffany & Co.                                             7,000              264
Wetseal, Inc., Class A *                                128,400              645
                                                                     -----------
                                                                           8,841
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 8.8%
--------------------------------------------------------------------------------
Brooks Automation, Inc. *                                17,075              288
Cabot Microelectronics Corp. (a)*                        19,760              656
Cymer, Inc. *                                             7,650              345
Cypress Semiconductor Corp. (a)*                         25,700              435
Freescale Semiconductor, Inc., Class B (a)*              14,900              376
International Rectifier Corp. *                           4,000              146
Kopin Corp. *                                            26,900              128
Lam Research Corp. *                                     10,100              469
LSI Logic Corp. (a)*                                     36,700              336
Micron Technology, Inc. (a)*                             14,300              210
National Semiconductor Corp. (a)                         16,760              473
Netlogic Microsystems, Inc. *                            14,800              537
Novellus Systems, Inc. (a)*                              16,200              459
Power Integrations, Inc. *                               21,460              569
RF Micro Devices, Inc. *                                158,700            1,155
SiRF Technology Holdings, Inc. *                         16,350              551
Teradyne, Inc. *                                         38,200              666
Trident Microsystems, Inc. *                             68,200            1,781
Ultratech, Inc. *                                        23,680              455
                                                                     -----------
                                                                          10,035
SOFTWARE & SERVICES 9.3%
--------------------------------------------------------------------------------
Akamai Technologies, Inc. *                              63,900            1,395
ANSYS, Inc. *                                             5,900              259
aQuantive, Inc. *                                        41,200            1,072
Aspen Technology, Inc. (a)*                              46,600              398
Corillian Corp. *                                        18,225               57
Epicor Software Corp. *                                   7,300               97
Gevity HR, Inc.                                          14,300              393
Global Payments, Inc.                                    13,050              665
Indus International, Inc. (a)*                           57,575              203
Informatica Corp. (a)*                                   31,930              470
Internet Security Systems, Inc. *                        27,150              579
Interwoven, Inc. *                                       10,400               99
Lionbridge Technologies, Inc (a)*                        51,500              393
ManTech International Corp., Class A *                   24,750              692
MAXIMUS, Inc.                                            15,420              603
Mentor Graphics Corp. *                                  11,300              124
MRO Software, Inc. *                                     18,055              277
Radiant Systems, Inc. *                                  34,450              482
Raindance Communications, Inc. (a)*                      58,750              120
RSA Security, Inc. *                                     26,910              414
Talx Corp.                                               20,963              657
TIBCO Software, Inc. (a)*                                73,630              588
Tumbleweed Communications Corp. *                        12,585               33
webMethods, Inc. *                                       27,125              209
Witness Systems, Inc. *                                  18,050              360
                                                                     -----------
                                                                          10,639
TECHNOLOGY HARDWARE & EQUIPMENT 6.4%
--------------------------------------------------------------------------------
Andrew Corp. (a)*                                        73,160              949
Anixter International, Inc. *                             5,450              252
Avid Technology, Inc. *                                   9,450              469
Blue Coat Systems, Inc. *                                26,250            1,076
Cognex Corp.                                             13,600              397
Diebold, Inc. (a)                                        12,940              506
Foundry Networks, Inc. *                                 63,800              959
MasTec, Inc. *                                           17,000              205
Packeteer, Inc. *                                        36,420              471
Powerwave Technologies, Inc. *                           27,975              409
Seachange International, Inc. *                          13,100              109
Sierra Wireless, Inc. *                                  33,400              435
Viisage Technology, Inc. (a)*                            29,646              533
Vishay Intertechnology, Inc. *                           39,700              628
                                                                     -----------
                                                                           7,398
TELECOMMUNICATION SERVICES 0.3%
--------------------------------------------------------------------------------
Tektronix, Inc.                                          12,285              362

LAUDUS SMALL-CAP MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
TRANSPORTATION 2.2%
--------------------------------------------------------------------------------
AirTran Holdings, Inc. *                                116,000            1,965
American Commercial Lines, Inc. *                        17,450              582
                                                                     -----------
                                                                           2,547
FOREIGN COMMON STOCK 0.8% OF NET ASSETS

CANADA 0.2%
--------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Celestica, Inc. *                                        25,105              251

ISRAEL 0.6%
--------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT 0.6%
--------------------------------------------------------------------------------
ECI Telecom Ltd. *                                       74,300              620

OTHER INVESTMENT COMPANIES 1.0% OF NET ASSETS

SSgA Prime Money Market Portfolio                            80               80
State Street Institutional Liquid
   Reserves                                               1,110            1,110
                                                                     -----------
                                                                           1,190
U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

U.S. Treasury Bills
   4.33%, 03/16/06                                          100              100


END OF INVESTMENTS.

At 01/31/06 the tax basis cost of the fund's investments was $84,698, and the unrealized gains and losses were $27,583 and ($2,041), respectively.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.

                                         NUMBER OF      CONTRACT      UNREALIZED
                                         CONTRACTS       VALUE          GAINS
FUTURES CONTRACT 0.8% OF NET ASSETS

S&P 500 Index, Long
expires 03/16/06                                 3           963               4

 *  Non-income producing security

(a) All or a portion of this security is held as collateral for open futures contracts

SCHWAB CAPITAL TRUST
LAUDUS INTERNATIONAL MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  0.4%  COMMON STOCK                                      5,898            5,833

 92.7%  FOREIGN COMMON                                  962,556        1,280,088
        STOCK

  0.9%  PREFERRED STOCK                                   8,977           13,437

  0.9%  OTHER INVESTMENT                                 11,770           11,770
        COMPANIES

  0.1%  U.S. TREASURY                                       896              896
        OBLIGATION
--------------------------------------------------------------------------------
 95.0%  TOTAL INVESTMENTS                               990,097        1,312,024

  5.0%  OTHER ASSETS AND
        LIABILITIES                                                       68,905
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                     1,380,929

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
COMMON STOCK 0.4% OF NET ASSETS

HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Synthes, Inc.                                            32,533            3,896

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
DSP Group, Inc. *                                        23,860              700

SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
Sohu.com, Inc. *                                         60,708            1,237


FOREIGN COMMON STOCK 92.7% OF NET ASSETS

AUSTRALIA 1.6%
--------------------------------------------------------------------------------

BANKS 0.6%
--------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.              468,000            8,845

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Billabong International Ltd.                            101,700            1,137

DIVERSIFIED FINANCIALS 0.4%
--------------------------------------------------------------------------------
Macquarie Bank Ltd.                                      72,100            3,725
SFE Corp.                                               135,060            1,416
                                                                     -----------
                                                                           5,141
HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Sigma Co., Ltd.                                         762,122            1,612

MATERIALS 0.4%
--------------------------------------------------------------------------------
BHP Billiton Ltd.                                       212,700            4,184
Kimberley Diamond Co., NL *                           1,056,572            1,231
                                                                     -----------
                                                                           5,415
TRANSPORTATION 0.0%
--------------------------------------------------------------------------------
Toll Holdings Ltd.                                       28,700              246
                                                                     -----------
                                                                          22,396
AUSTRIA 0.8%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
Erste Bank der oesterreichischen Sparkassen AG           58,800            3,278
Raiffeisen International Bank-Holding AG *               49,900            3,614
                                                                     -----------
                                                                           6,892
CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Andritz AG                                               29,617            3,406

INSURANCE 0.1%
--------------------------------------------------------------------------------
Wiener Staedtische Allgemeine Versicherung AG            13,487              847
                                                                     -----------
                                                                          11,145
BELGIUM 0.9%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.4%
--------------------------------------------------------------------------------
Fortis                                                  157,735            5,513

FOOD, BEVERAGE & TOBACCO 0.2%
--------------------------------------------------------------------------------
InBev NV                                                 56,866            2,678

TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
--------------------------------------------------------------------------------
EVS Broadcast Equipment SA                               27,314              993
Option N.V. *                                            43,196            3,855
                                                                     -----------
                                                                           4,848
                                                                     -----------
                                                                          13,039
BERMUDA 0.8%
--------------------------------------------------------------------------------

MEDIA 0.1%
--------------------------------------------------------------------------------
Central European Media Enterprises Ltd., Class A *       24,800            1,496

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
RETAILING 0.7%
--------------------------------------------------------------------------------
Esprit Holdings Ltd.                                    303,000            2,646
Giordano International Ltd.                           8,156,000            4,632
Li & Fung Ltd.                                        1,480,000            2,759
                                                                     -----------
                                                                          10,037
                                                                     -----------
                                                                          11,533
BRAZIL 0.7%
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
Diagnosticos da America S.A. *                           35,400              888

HOUSEHOLD & PERSONAL PRODUCTS 0.1%
--------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                   47,100            2,481

RETAILING 0.2%
--------------------------------------------------------------------------------
Submarino S.A. *                                        131,200            3,078

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Telesp Celular Participacoes S.A. ADR (a)*              183,258              883

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Companhia de Concessoes Rodoviarias                      30,000            1,221
Gol Linhas Aereas International ADR (a)                  59,200            1,787
                                                                     -----------
                                                                           3,008
                                                                     -----------
                                                                          10,338
CANADA 1.6%
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Ritchie Bros Auctioneers, Inc. (a)                       21,500              966

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Gildan Activewear, Inc. *                                27,700            1,326

ENERGY 0.2%
--------------------------------------------------------------------------------
EnCana Corp.                                             64,600            3,219

FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Shoppers Drug Mart Corp.                                 26,800            1,002

INSURANCE 0.3%
--------------------------------------------------------------------------------
Manulife Financial Corp.                                 79,800            4,862

MATERIALS 0.1%
--------------------------------------------------------------------------------
Eldorado Gold Corp. *                                   282,012            1,424

RETAILING 0.1%
--------------------------------------------------------------------------------
RONA, Inc. *                                             66,400            1,235

TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Research In Motion Ltd. *                                39,400            2,672

TRANSPORTATION 0.4%
--------------------------------------------------------------------------------
Canadian National Railway Co.                            62,800            5,679
                                                                     -----------
                                                                          22,385
CAYMAN ISLANDS 0.5%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Li Ning Co., Ltd. *                                   1,265,157            1,058

CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Ctrip.com International Ltd. ADR (a)                     16,200            1,003
FU JI Food & Catering Services                          440,000              935
                                                                     -----------
                                                                           1,938
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
China Mengniu Dairy Co., Ltd.                         1,068,000            1,145

MEDIA 0.0%
--------------------------------------------------------------------------------
Focus Media Holding Ltd. ADR *                            4,600              251

SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
The9 Ltd. ADR *                                          96,014            1,912
                                                                     -----------
                                                                           6,304
CHILE 0.4%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Santander Chile SA (a)                             31,500            1,570

FOOD & STAPLES RETAILING 0.2%
--------------------------------------------------------------------------------
Cencosud SA ADR, 144A (a)                                60,400            2,010

RETAILING 0.1%
--------------------------------------------------------------------------------
S.A.C.I. Falabella SA                                   717,200            1,917
                                                                     -----------
                                                                           5,497
CHINA 0.0%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
--------------------------------------------------------------------------------
Suntech Power Holdings Co., Ltd. ADR *                   11,300              480

COLUMBIA 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
BanColombia SA Sponsored (a)                             48,900            1,593

DENMARK 0.2%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
--------------------------------------------------------------------------------
Vestas Wind Systems A/S *                                13,200             260

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Bang Olufsen A/S, Class B                                18,244           2,025
                                                                     -----------
                                                                          2,285

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
EGYPT 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Orascom Construction Industries                          25,505            1,313

FINLAND 0.1%
--------------------------------------------------------------------------------

UTILITIES 0.1%
--------------------------------------------------------------------------------
Fortum Oyj                                               55,300            1,236

FRANCE 8.3%
--------------------------------------------------------------------------------

BANKS 0.8%
--------------------------------------------------------------------------------
BNP Paribas S.A.                                        125,500           11,188

CAPITAL GOODS 0.6%
--------------------------------------------------------------------------------
Pinguely-Haulotte                                       127,481            3,065
Safran S.A.                                              40,052            1,058
Vinci S.A.                                               32,000            2,983
Zodiac S.A.                                              26,800            1,719
                                                                     -----------
                                                                           8,825
CONSUMER DURABLES & APPAREL 0.7%
--------------------------------------------------------------------------------
Hermes International                                     10,790            2,778
LVMH Moet Hennessy Louis Vuitton S.A.                    21,089            1,902
Nexity Co.                                               88,441            5,111
                                                                     -----------
                                                                           9,791
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Accor S.A.                                               12,772              766

DIVERSIFIED FINANCIALS 0.1%
--------------------------------------------------------------------------------
Eurazeo                                                  16,300            1,822

ENERGY 0.3%
--------------------------------------------------------------------------------
Technip S.A.                                             39,700            2,703
Total SA, Class B                                         5,000            1,385
                                                                     -----------
                                                                           4,088
FOOD & STAPLES RETAILING 0.2%
--------------------------------------------------------------------------------
Carrefour S.A.                                           55,215            2,602

HEALTH CARE EQUIPMENT & SERVICES 0.3%
--------------------------------------------------------------------------------
Essilor International S.A.                               33,500            2,923
Orpea *                                                  22,800            1,281
                                                                     -----------
                                                                           4,204
HOUSEHOLD & PERSONAL PRODUCTS 0.5%
--------------------------------------------------------------------------------
L'Oreal S.A.                                             82,000            6,653

INSURANCE 0.3%
--------------------------------------------------------------------------------
April Group                                              57,343            2,681
Axa                                                      60,175            2,038
                                                                     -----------
                                                                           4,719
MEDIA 1.8%
--------------------------------------------------------------------------------
Ipsos                                                    10,802            1,593
PagesJaunes S.A.                                         57,513            1,465
Publicis Groupe S.A.                                    266,900           10,091
SR Teleperformance                                       79,807            2,658
Television Francaise 1                                  104,000            3,302
Vivendi Universal S.A.                                  197,000            6,170
                                                                     -----------
                                                                          25,279
PHARMACEUTICALS & BIOTECHNOLOGY 0.9%
--------------------------------------------------------------------------------
Sanofi-Aventis                                          128,373           11,777

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Klepierre                                                 9,800              969

RETAILING 0.2%
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute S.A.                           17,811            2,080

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Silicon-On-Insulator Technologies *                     179,236            4,434

SOFTWARE & SERVICES 0.7%
--------------------------------------------------------------------------------
Alten *                                                  33,908            1,187
Dassault Systemes S.A.                                   44,600            2,667
GameLoft *                                              210,642            1,554
Groupe Steria SCA                                        50,721            2,916
Iliad SA                                                 20,250            1,353
                                                                     -----------
                                                                           9,677
TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
--------------------------------------------------------------------------------
Neopost S.A.                                             59,500            5,985
Wavecom S.A. *                                            4,762               52
                                                                     -----------
                                                                           6,037
                                                                     -----------
                                                                         114,911
GERMANY 7.8%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 1.3%
--------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG                       317,300           14,361
Continental AG                                           35,700            3,475
                                                                     -----------
                                                                          17,836

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
BANKS 0.2%
--------------------------------------------------------------------------------
Commerzbank AG                                           80,500            2,738

CAPITAL GOODS 0.5%
--------------------------------------------------------------------------------
Heidelberger Druckmaschinen AG                           14,438              638
MTU Aero Engines Holding AG *                            21,133              723
Siemens AG                                               26,996            2,460
Singulus Technologies AG *                               48,868            1,033
Solarworld AG                                             9,471            1,985
Thielert AG *                                            12,844              244
                                                                     -----------
                                                                           7,083
COMMERCIAL SERVICES & SUPPLIES 0.2%
--------------------------------------------------------------------------------
GFK AG                                                   23,060              952
Techem AG *                                              28,069            1,324
                                                                     -----------
                                                                           2,276
CONSUMER DURABLES & APPAREL 0.4%
--------------------------------------------------------------------------------
Bijou Brigitte Modische Accessoires AG                   14,275            3,972
Rational AG                                              12,355            1,678
                                                                     -----------
                                                                           5,650
DIVERSIFIED FINANCIALS 0.6%
--------------------------------------------------------------------------------
Deutsche Boerse AG                                       49,000            6,190
MPC Muenchmeyer Petersen Capital AG                      24,860            2,200
                                                                     -----------
                                                                           8,390
FOOD & STAPLES RETAILING 0.5%
--------------------------------------------------------------------------------
Metro AG                                                123,500            6,281

HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Celesio AG                                               33,420            3,131

HOUSEHOLD & PERSONAL PRODUCTS 0.7%
--------------------------------------------------------------------------------
Henkel KGaA                                              90,000            9,231

INSURANCE 0.6%
--------------------------------------------------------------------------------
Allianz AG                                               19,307            3,112
Hannover Rueckversicherung AG                           119,500            4,511
                                                                     -----------
                                                                           7,623
MEDIA 0.1%
--------------------------------------------------------------------------------
CTS Eventim AG *                                         55,105            1,600

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Stada Arzneimittel AG                                    37,200            1,288

REAL ESTATE 0.4%
--------------------------------------------------------------------------------
Deutsche Euroshop AG                                     30,272            1,886
Vivacon AG *                                             98,293            4,328
                                                                     -----------
                                                                           6,214
RETAILING 0.0%
--------------------------------------------------------------------------------
Praktiker Bau- und Heimwerkermaerkte Holding AG *         3,500               91

SOFTWARE & SERVICES 1.1%
--------------------------------------------------------------------------------
Interhyp AG *                                            16,734            1,733
SAP AG                                                   47,345            9,725
Software AG                                              69,093            3,700
                                                                     -----------
                                                                          15,158
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Wincor Nixdorf AG                                        22,221            2,593

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Deutsche Post AG                                         74,077            2,089

UTILITIES 0.6%
--------------------------------------------------------------------------------
E.ON AG                                                  61,325            6,849
RWE AG                                                   14,531            1,198
                                                                     -----------
                                                                           8,047
                                                                     -----------
                                                                         107,319
GREECE 0.7%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
EFG Eurobank Ergasias                                    60,800            2,259
National Bank of Greece S.A.                             42,100            1,940
                                                                     -----------
                                                                           4,199
FOOD, BEVERAGE & TOBACCO 0.1%
--------------------------------------------------------------------------------
Coca Cola Hellenic Bottling Co., S.A.                    63,500            1,903

MATERIALS 0.1%
--------------------------------------------------------------------------------
Mytilineos Holdings S.A.                                 34,459            1,048

RETAILING 0.1%
--------------------------------------------------------------------------------
Germanos S.A.                                            64,843            1,359

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Q-Cells AG *                                              8,370              860
                                                                     -----------
                                                                           9,369
HONG KONG 1.3%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
China Construction Bank, Class H *                    1,900,400              747

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Ports Design Ltd.                                       617,000              795
Techtronic Industries Co., Ltd.                       1,239,500            2,156
                                                                     -----------
                                                                           2,951

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
INSURANCE 0.1%
--------------------------------------------------------------------------------
China Insurance International Holdings Co., Ltd. *    1,837,132              740

OTHER 0.1%
--------------------------------------------------------------------------------
iShares Asia Trust - iShares FTSE/Xinhua
  A50 China Tracker *                                   196,400            1,392

REAL ESTATE 0.2%
--------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd.                              75,600              814
Sun Hung Kai Properties Ltd.                            209,900            2,181
                                                                     -----------
                                                                           2,995
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Foxconn International Holdings *                        906,000            1,606
Vtech Holdings Ltd.                                     531,000            1,924
                                                                     -----------
                                                                           3,530
TELECOMMUNICATION SERVICES 0.3%
--------------------------------------------------------------------------------
China Mobile Ltd.                                       809,500            3,963

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
China Merchants Holdings International Co., Ltd.        102,000              265
MTR Corp., Ltd.                                         387,700              817
                                                                     -----------
                                                                           1,082
                                                                     -----------
                                                                          17,400
HUNGARY 0.1%
--------------------------------------------------------------------------------

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
EGIS Rt.                                                 16,630            1,959

INDIA 0.6%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
HDFC Bank Ltd.                                           95,700            1,661
Housing Development Finance Corp., Ltd.                  75,300            2,293
                                                                     -----------
                                                                           3,954
MATERIALS 0.1%
--------------------------------------------------------------------------------
Associated Cement Cos., Ltd.                            107,600            1,396

SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
Infosys Technologies Ltd.                                25,300            1,652

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Bharti Televentures Ltd. *                              110,700              892
                                                                     -----------
                                                                           7,894
IRELAND 1.6%
--------------------------------------------------------------------------------

BANKS 1.2%
--------------------------------------------------------------------------------
Anglo Irish Bank                                        197,200            3,113
Anglo Irish Bank Corp., plc                              27,500              434
Bank of Ireland                                         821,000           14,059
                                                                     -----------
                                                                          17,606
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Kingspan Group plc                                      112,200            1,544

HEALTH CARE EQUIPMENT & SERVICES 0.1%
--------------------------------------------------------------------------------
United Drug plc                                         168,800              767
                                                                     -----------
TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Ryanair Holdings plc ADR (a)*                            45,200            2,474
                                                                     -----------
                                                                          22,391
ISRAEL 0.0%
--------------------------------------------------------------------------------

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Orbotech Ltd. (a)*                                       25,000              606

ITALY 2.5%
--------------------------------------------------------------------------------

BANKS 0.5%
--------------------------------------------------------------------------------
Banco Popolare di Verona e Novara Scrl                  139,000            3,194
Credito Emiliano S.p.A.                                  65,500              812
UniCredito Italiano S.p.A.                              429,185            3,064
                                                                     -----------
                                                                           7,070
CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Astaldi S.p.A.                                          229,602            1,392

CONSUMER DURABLES & APPAREL 0.6%
--------------------------------------------------------------------------------
Luxottica Group S.p.A.                                  130,500            3,412
Tod's S.p.A.                                             26,530            1,970
Valentino Fashion Group S.p.A. *                         91,571            2,459
                                                                     -----------
                                                                           7,841
DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
Azimut Holding S.p.A.                                   103,200              978
Gemina S.p.A. *                                         514,769            1,381
                                                                     -----------
                                                                           2,359
ENERGY 0.6%
--------------------------------------------------------------------------------
Eni S.p.A.                                               71,130            2,155
Saipem S.p.A.                                           309,100            6,160
                                                                     -----------
                                                                           8,315

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
INSURANCE 0.1%
--------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                            63,332            2,188

PHARMACEUTICALS & BIOTECHNOLOGY 0.2%
--------------------------------------------------------------------------------
Recordati S.p.A.                                        329,343            2,362

REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Pirelli & C. Real Estate S.p.A.                          16,800              964

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Digital Multimedia Technologies S.p.A. *                 34,246            1,339
                                                                     -----------
                                                                          33,830
JAPAN 19.0%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 2.0%
--------------------------------------------------------------------------------
Bridgestone Corp.                                        69,700            1,413
Denso Corp.                                             196,400            6,901
Honda Motor Co., Ltd.                                   216,900           12,258
Showa Corp.                                              63,000            1,120
Toyota Motor Corp.                                      110,700            5,715
                                                                     -----------
                                                                          27,407
BANKS 1.6%
--------------------------------------------------------------------------------
Bank of the Ryukyus, Ltd.                                60,900            1,818
Kyushu-Shinwa Holdings, Inc. *                        1,074,000            2,948
Mitsubishi Tokyo Financial Group, Inc.                      583            8,393
Mizuho Financial Group, Inc.                                584            4,770
The Fukui Bank Ltd.                                     155,000              615
The Mie Bank Ltd.                                       186,000            1,101
The Minato Bank Ltd.                                    472,000            1,763
The Shikoku Bank Ltd.                                    30,000              150
                                                                     -----------
                                                                          21,558
CAPITAL GOODS 2.1%
--------------------------------------------------------------------------------
Amano Corp.                                             160,500            3,245
Chiyoda Corp.                                            82,000            2,104
Daifuku Co., Ltd.                                       227,000            4,213
MISUMI Group, Inc.                                       25,900            1,137
Mitsubishi Corp.                                        124,600            2,906
Mitsubishi Heavy Industries Ltd.                        102,500              463
Mitsui & Co., Ltd.                                       78,500            1,127
Nabtesco Corp.                                          316,598            4,057
Neomax Co., Ltd.                                         37,600            1,293
SMC Corp.                                                10,800            1,650
Takeuchi Mfg. Co., Ltd.                                  26,700            2,105
Tsugami Corp.                                           545,000            4,353
                                                                     -----------
                                                                          28,653
COMMERCIAL SERVICES & SUPPLIES 0.6%
--------------------------------------------------------------------------------
Arrk Corp.                                               16,000            1,302
en-Japan, Inc.                                              242            1,488
Meitec Corp.                                            120,000            4,190
Park24 Co., Ltd.                                         31,600            1,146
                                                                     -----------
                                                                           8,126
CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Hitachi Koki Co., Ltd.                                  215,000            3,828
Sega Sammy Holdings, Inc.                               125,948            4,511
Sharp Corp.                                             251,000            4,580
Zephyr Co., Ltd.                                            936            3,142
                                                                     -----------
                                                                          16,061
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Yoshinoya D&C Co., Ltd.                                     826            1,389

DIVERSIFIED FINANCIALS 2.0%
--------------------------------------------------------------------------------
Aeon Credit Service Co., Ltd.                            15,100            1,349
Credit Saison Co., Ltd.                                 128,400            5,751
Daiwa Securities Group, Inc.                            585,500            6,854
Ichiyoshi Securities Co., Ltd.                           57,000            1,089
ORIX Corp.                                               46,650           12,055
Sparx Asset Management Co., Ltd.                            370              966
                                                                     -----------
                                                                          28,064
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Aeon Co., Ltd.                                            3,900              102
Sundrug Co., Ltd.                                        22,600            1,452
                                                                     -----------
                                                                           1,554
FOOD, BEVERAGE & TOBACCO 0.4%
--------------------------------------------------------------------------------
Fuji Oil Co., Ltd.                                       58,000              551
Ito En Ltd.                                              20,000            1,369
J-Oil Mills, Inc.                                       384,000            2,087
Japan Tobacco, Inc.                                          98            1,520
                                                                     -----------
                                                                           5,527
HEALTH CARE EQUIPMENT & SERVICES 0.3%
--------------------------------------------------------------------------------
Hogy Medical Co., Ltd.                                   32,900            1,683
Nakanishi, Inc.                                           9,600            1,126
Sysmex Corp.                                             52,900            2,064
                                                                     -----------
                                                                           4,873
HOUSEHOLD & PERSONAL PRODUCTS 0.8%
--------------------------------------------------------------------------------
Kao Corp.                                                71,000            2,042
Uni-Charm Corp.                                         182,200            8,601
                                                                     -----------
                                                                          10,643
MATERIALS 0.6%
--------------------------------------------------------------------------------
Nitto Denko Corp.                                        36,400            3,075
Stella Chemifa Corp.                                     32,500            1,328
Toagosei Chemical Ltd.                                  662,000            3,622
                                                                     -----------
                                                                           8,025

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
MEDIA 0.1%
--------------------------------------------------------------------------------
Jupiter Telecommunications Co., Ltd. *                    2,668            1,972

PHARMACEUTICALS & BIOTECHNOLOGY 1.5%
--------------------------------------------------------------------------------
Chugai Pharmaceutical Co., Ltd.                         242,400            4,911
Takeda Pharmaceutical Co., Ltd.                         200,500           11,340
Tsumura & Co.                                           160,000            4,621
                                                                     -----------
                                                                          20,872
REAL ESTATE 1.0%
--------------------------------------------------------------------------------
Aeon Mall Co., Ltd.                                      33,800            1,637
Creed Corp.                                                 552            2,856
K.K. DaVinci Advisors *                                     538            3,833
Mitsubishi Estate Co., Ltd.                              79,000            1,835
Mitsui Fudosan Co., Ltd.                                 59,000            1,242
Urban Corp.                                              28,800            2,678
                                                                     -----------
                                                                          14,081
RETAILING 1.9%
--------------------------------------------------------------------------------
ABC-Mart, Inc.                                           83,000            2,582
Honeys Co., Ltd.                                         40,459            3,162
Komeri Co., Ltd.                                         25,900            1,038
Nitori Co., Ltd.                                         14,630            1,549
Pal Co., Ltd.                                            30,440            2,401
Point, Inc.                                              57,240            4,612
Ryohin Keikaku Co., Ltd.                                 22,800            1,789
Shimamura Co., Ltd.                                      16,200            2,052
United Arrows Ltd.                                       21,400            1,258
Village Vanguard Co., Ltd. *                                 66            1,254
Yamada Denki Co., Ltd.                                   30,700            3,953
                                                                     -----------
                                                                          25,650
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
--------------------------------------------------------------------------------
Miraial Co., Ltd.                                        18,900            1,986
Rohm Co., Ltd.                                           71,000            7,650
Sumco Corp.                                               1,000               54
                                                                     -----------
                                                                           9,690
SOFTWARE & SERVICES 0.0%
--------------------------------------------------------------------------------
NTT Data Corp.                                               39              194

TECHNOLOGY HARDWARE & EQUIPMENT 1.1%
--------------------------------------------------------------------------------
Hoya Corp.                                              139,300            5,572
Keyence Corp.                                            18,900            5,177
Nidec Corp.                                              46,500            4,248
                                                                     -----------
                                                                          14,997
TELECOMMUNICATION SERVICES 0.9%
--------------------------------------------------------------------------------
NTT DoCoMo, Inc.                                          7,990           12,772
                                                                     -----------
                                                                         262,108
KOREA, REPUBLIC OF 4.2%
--------------------------------------------------------------------------------

AUTOMOBILES & COMPONENTS 0.2%
--------------------------------------------------------------------------------
Hyundai Motor Co., Ltd.                                  22,500            2,028
Ssangyong Motor Co. *                                   147,900            1,189
                                                                     -----------
                                                                           3,217
BANKS 1.4%
--------------------------------------------------------------------------------
Hana Financial Group, Inc.                               41,864            2,053
Kookmin Bank                                            183,700           14,610
Kookmin Bank ADR (a)                                      1,000               80
Shinhan Financial Group Co., Ltd.                        43,640            1,851
                                                                     -----------
                                                                          18,594
DIVERSIFIED FINANCIALS 0.4%
--------------------------------------------------------------------------------
Daishin Securities Co.                                  114,830            2,920
Kiwoom.com Securities Co., Ltd.                          28,323            1,126
Korea Investment Holdings Co., Ltd.                      29,930            1,223
                                                                     -----------
                                                                           5,269
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Shinsegae Co., Ltd.                                       3,200            1,689

FOOD, BEVERAGE & TOBACCO 0.5%
--------------------------------------------------------------------------------
KT&G Corp.                                              152,600            7,382

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.                             5,410            4,131

SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
NHN Corp. *                                              10,080            2,950

TELECOMMUNICATION SERVICES 1.1%
--------------------------------------------------------------------------------
SK Telecom Co., Ltd.                                     71,700           14,261
SK Telecom Co., Ltd. ADR (a)                             19,000              441
                                                                     -----------
                                                                          14,702
                                                                     -----------
                                                                          57,934
LUXEMBOURG 0.1%
--------------------------------------------------------------------------------

MEDIA 0.1%
--------------------------------------------------------------------------------
RTL Group                                                10,160              979

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
MALAYSIA 0.2%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Bumiputra-Commerce Holdings Bhd                       1,068,900            1,582

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Airasia BHD *                                         2,118,700              960
Transmile Group Berhad                                  114,900              352
                                                                     -----------
                                                                           1,312
                                                                     -----------
                                                                          2,894
MEXICO 1.2%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Consorcio ARA SA de CV                                  171,200              822
Corporacion GEO SA de CV, Series B *                    217,600              749
Desarrolladora Homex SA de CV (a)*                       23,900              830
Urbi Desarrollos Urbanos SA de CV *                     100,500              741
                                                                     -----------
                                                                           3,142
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Walmart de Mexico, Series V                             921,800            5,373

MEDIA 0.5%
--------------------------------------------------------------------------------
Grupo Televisa SA de CV (a)                              80,200            6,701

TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
America Movil SA de CV                                1,153,700            1,950
                                                                     -----------
                                                                          17,166
NETHERLANDS 3.4%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.0%
--------------------------------------------------------------------------------
Aalberts Industries N.V.                                  5,753              370

COMMERCIAL SERVICES & SUPPLIES 0.3%
--------------------------------------------------------------------------------
USG People N.V.                                          68,831            3,519

CONSUMER DURABLES & APPAREL 0.6%
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.            199,100            6,716
Koninklijke Ten Cate N.V.                                15,204            1,628
                                                                     -----------
                                                                           8,344
DIVERSIFIED FINANCIALS 0.6%
--------------------------------------------------------------------------------
Euronext N.V.                                            97,000            5,971
ING Groep N.V.                                           69,945            2,496
                                                                     -----------
                                                                           8,467
FOOD, BEVERAGE & TOBACCO 0.5%
--------------------------------------------------------------------------------
Heineken Holding N.V.                                   200,000            6,664

MATERIALS 0.8%
--------------------------------------------------------------------------------
Akzo Nobel N.V.                                         224,200           10,862

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
--------------------------------------------------------------------------------
ASML Holding N.V. *                                     154,581            3,487
ASML Holding N.V. - NY Reg'd. Shares (a)*                29,600              669
                                                                     -----------
                                                                           4,156
SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
Ordina Beheer N.V.                                      168,739           3,343

TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
TomTom N.V. *                                            55,900            1,859
                                                                     -----------
                                                                          47,584
NORWAY 2.0%
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES 0.3%
--------------------------------------------------------------------------------
Tomra Systems ASA                                       500,893            3,973

DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
Acta Holding ASA                                      1,167,767            3,336

ENERGY 1.2%
--------------------------------------------------------------------------------
Aker ASA, Class A *                                         300               10
Fred Olsen Energy ASA *                                  54,578            2,073
SeaDrill Ltd. *                                          79,800              838
Songa Offshore ASA *                                    338,285            2,937
Statoil ASA                                              99,250            2,744
Stolt Offshore SA *                                     275,194            3,497
Subsea 7, Inc. *                                        157,888            1,815
TGS Nopec Geophysical Co. ASA *                          45,062            2,350
                                                                     -----------
                                                                          16,264
TECHNOLOGY HARDWARE & EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Tandberg Television ASA *                               148,424            2,139

TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Norwegian Air Shuttle ASA *                             117,874            1,394
                                                                     -----------
                                                                          27,106
PANAMA 0.2%
--------------------------------------------------------------------------------

TRANSPORTATION 0.2%
--------------------------------------------------------------------------------
Copa Holdings S.A., Class A (a)*                        107,798            2,587

PORTUGAL 0.1%
--------------------------------------------------------------------------------

BANKS 0.1%
--------------------------------------------------------------------------------
Banco Comercial Portugues, S.A. (BCP)                   550,699            1,614

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
RUSSIA 0.6%
--------------------------------------------------------------------------------

ENERGY 0.5%
--------------------------------------------------------------------------------
Lukoil Holdings Co. ADR (a)                              78,000            5,967
NovaTek OAO GDR - Reg'd.                                 10,500              304
NovaTek OAO GDR, 144A (a)                                48,900            1,369
                                                                     -----------
                                                                           7,640
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
AFK Sistema GDR, 144A (a)                                41,633            1,018
                                                                     -----------
                                                                           8,658
SINGAPORE 1.6%
--------------------------------------------------------------------------------

BANKS 0.4%
--------------------------------------------------------------------------------
United Overseas Bank Ltd.                               632,000            5,656

CAPITAL GOODS 0.2%
--------------------------------------------------------------------------------
Jaya Holdings Ltd.                                    1,528,000            1,209
Keppel Corp., Ltd.                                      254,500            2,058
                                                                     -----------
                                                                           3,267
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Olam International Ltd.                               1,294,000            1,199

REAL ESTATE 0.3%
--------------------------------------------------------------------------------
Capitaland Ltd.                                       1,574,300            3,851
United Overseas Land Ltd.                                48,200               83
                                                                     -----------
                                                                           3,934
RETAILING 0.1%
--------------------------------------------------------------------------------
Osim International Ltd.                                 812,600              753

TELECOMMUNICATION SERVICES 0.0%
--------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                       214,610              336

TRANSPORTATION 0.5%
--------------------------------------------------------------------------------
Cosco Corp. (Singapore) Ltd.                          4,503,040            3,143
Goodpack Ltd.                                           447,000              514
Singapore Airlines Ltd.                                 327,600            2,871
                                                                     -----------
                                                                           6,528
                                                                     -----------
                                                                          21,673
SOUTH AFRICA 1.2%
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS 0.3%
--------------------------------------------------------------------------------
African Bank Investments Ltd.                           350,600            1,636
Investec Ltd.                                            41,226            2,051
                                                                     -----------
                                                                           3,687
ENERGY 0.3%
--------------------------------------------------------------------------------
Sasol                                                   102,300            4,182

MEDIA 0.2%
--------------------------------------------------------------------------------
Naspers Ltd.                                            111,800            2,395

PHARMACEUTICALS & BIOTECHNOLOGY 0.1%
--------------------------------------------------------------------------------
Aspen Pharmacare Holdings Ltd. *                        217,600            1,470

RETAILING 0.2%
--------------------------------------------------------------------------------
Edgars Consolidated Stores Ltd.                         284,000            1,647
Ellerine Holdings Ltd.                                   95,345            1,214
                                                                     -----------
                                                                           2,861
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
MTN Group Ltd.                                          205,700            2,134
                                                                     -----------
                                                                          16,729
SPAIN 1.1%
--------------------------------------------------------------------------------

BANKS 0.2%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.                    104,821            2,119

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Grupo Ferrovial S.A.                                     25,200            1,972

MATERIALS 0.3%
--------------------------------------------------------------------------------
Tubacex S.A.                                            742,705            3,711

MEDIA 0.2%
--------------------------------------------------------------------------------
Gestevision Telecinco S.A.                               36,000              888
Promotora de Informaciones S.A.                          70,848            1,304
                                                                     -----------
                                                                           2,192
RETAILING 0.3%
--------------------------------------------------------------------------------
Industria de Diseno Textil, S.A.                        137,678            4,741
                                                                     -----------
                                                                          14,735
SWEDEN 1.4%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
JM AB                                                    60,035            3,081

HEALTH CARE EQUIPMENT & SERVICES 0.4%
--------------------------------------------------------------------------------
Capio AB *                                              161,602            2,876
Elekta AB, Class B                                      121,134            2,059
                                                                     -----------
                                                                           4,935

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
MEDIA 0.1%
--------------------------------------------------------------------------------
Modern Times Group AB, Series B *                        29,150            1,422

RETAILING 0.2%
--------------------------------------------------------------------------------
Lindex AB *                                             186,811            2,094

SOFTWARE & SERVICES 0.2%
--------------------------------------------------------------------------------
Wm-Data AB, Class B                                     950,281            3,265

TECHNOLOGY HARDWARE & EQUIPMENT 0.3%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Class B              1,091,000            3,969
                                                                     -----------
                                                                          18,766
SWITZERLAND 9.4%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Georg Fischer AG - Reg'd. *                               5,926            2,224

COMMERCIAL SERVICES & SUPPLIES 1.0%
--------------------------------------------------------------------------------
Adecco S.A.                                             197,577           11,038
SGS S.A.                                                  2,930            2,750
                                                                     -----------
                                                                          13,788
CONSUMER DURABLES & APPAREL 0.8%
--------------------------------------------------------------------------------
Swatch Group AG                                          65,500           10,631

DIVERSIFIED FINANCIALS 1.9%
--------------------------------------------------------------------------------
Credit Suisse Group                                     181,500           10,607
EFG International *                                      46,000            1,223
UBS AG, Registered *                                    130,332           14,177
                                                                     -----------
                                                                          26,007
FOOD, BEVERAGE & TOBACCO 1.2%
--------------------------------------------------------------------------------
Nestle S.A.                                              55,439           16,259

HEALTH CARE EQUIPMENT & SERVICES 0.5%
--------------------------------------------------------------------------------
Galenica Holding AG - Reg'd. *                            6,534            1,238
Nobel Biocare Holding AG *                                9,707            2,201
Phonak Holding AG                                        26,500            1,314
Tecan AG                                                 34,262            1,703
                                                                     -----------
                                                                           6,456
INSURANCE 0.1%
--------------------------------------------------------------------------------
Swiss Re                                                 30,318            2,254

MATERIALS 1.6%
--------------------------------------------------------------------------------
Givaudan AG - Reg'd.                                     11,700            8,325
Lonza Group AG                                          106,400            6,700
Syngenta AG *                                            53,300            6,793
                                                                     -----------
                                                                          21,818
PHARMACEUTICALS & BIOTECHNOLOGY 2.0%
--------------------------------------------------------------------------------
Novartis AG, Registered                                 263,874           14,507
Roche Holdings AG                                        80,817           12,767
                                                                     -----------
                                                                          27,274
RETAILING 0.1%
--------------------------------------------------------------------------------
Charles Vogele Holding AG                                21,332            2,034

SOFTWARE & SERVICES 0.1%
--------------------------------------------------------------------------------
Temenos Group AG *                                      131,107            1,364
                                                                     -----------
                                                                         130,109
TAIWAN, PROVINCE OF CHINA 1.8%
--------------------------------------------------------------------------------

BANKS 0.6%
--------------------------------------------------------------------------------
Chinatrust Financial Holding Co., Ltd.                9,806,289            7,850

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Largan Precision Co., Ltd.                               77,850            1,519

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.4%
--------------------------------------------------------------------------------
King Yuan Electronics Co., Ltd.                         646,000              612
MediaTek, Inc.                                          275,400            2,752
Novatek Microelectronics Corp., Ltd.                    302,302            1,884
                                                                     -----------
                                                                           5,248
TECHNOLOGY HARDWARE & EQUIPMENT 0.6%
--------------------------------------------------------------------------------
Compal Communications, Inc. *                           126,000              706
Hon Hai Precision Industry Co., Ltd.                    724,241            5,016
Inventec Co., Ltd.                                    1,432,000              989
Wistron Corp. *                                         423,000              568
Wistron NeWeb Corp.                                     592,000            1,650
                                                                     -----------
                                                                           8,929
TELECOMMUNICATION SERVICES 0.1%
--------------------------------------------------------------------------------
Chunghwa Telecom Co., Ltd. (a)                           36,200              674
                                                                     -----------
                                                                          24,220
TURKEY 0.5%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
Turk Ekonomi Bankasi A.S.                               117,321            2,564
Turkiye Garanti Bankasi A.S. *                          468,700            2,159
                                                                     -----------
                                                                           4,723
MATERIALS 0.2%
--------------------------------------------------------------------------------
Akcansa Cimento A.S.                                    308,120            2,321
                                                                     -----------
                                                                           7,044

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
UNITED KINGDOM 14.0%
--------------------------------------------------------------------------------

BANKS 1.5%
--------------------------------------------------------------------------------
Barclays plc                                             56,681              605
Hilton Group plc                                        449,800            7,913
Lloyds TSB Group plc                                    994,000            9,053
Standard Chartered plc                                  138,500            3,439
                                                                     -----------
                                                                          21,010
CAPITAL GOODS 1.2%
--------------------------------------------------------------------------------
Ashtead Group plc *                                     912,264            3,147
Charter plc *                                           166,575            1,836
Enodis plc *                                          1,515,000            4,031
Morgan Crucible Co., plc *                              310,455            1,398
S I G plc                                                92,010            1,334
Ultra Electronics Holdings plc                          141,597            2,491
Vt Group plc                                            334,429            2,545
                                                                     -----------
                                                                          16,782
COMMERCIAL SERVICES & SUPPLIES 1.0%
--------------------------------------------------------------------------------
Aggreko plc                                             415,416            2,034
Babcock International Group plc                         271,149            1,197
Capita Group plc                                        279,320            2,122
Homeserve plc                                            73,603            1,878
Michael Page Group plc                                1,467,100            6,961
                                                                     -----------
                                                                          14,192
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Carnival plc                                             27,686            1,543

DIVERSIFIED FINANCIALS 0.2%
--------------------------------------------------------------------------------
IG Group Holdings plc                                   779,359            2,548

ENERGY 1.2%
--------------------------------------------------------------------------------
BG Group plc                                            740,500            8,383
BP plc                                                  375,000            4,526
Burren Energy plc                                       110,700            2,130
Cairn Energy plc *                                       59,500            2,041
                                                                     -----------
                                                                          17,080
FOOD & STAPLES RETAILING 0.8%
--------------------------------------------------------------------------------
Tesco plc                                             1,543,755            8,732
William Morrison Supermarkets plc                       566,988            1,885
                                                                     -----------
                                                                          10,617
FOOD, BEVERAGE & TOBACCO 1.7%
--------------------------------------------------------------------------------
Cadbury Schweppes plc                                 1,002,822            9,864
Diageo plc                                              896,000           13,338
                                                                     -----------
                                                                          23,202
HEALTH CARE EQUIPMENT & SERVICES 0.0%
--------------------------------------------------------------------------------
Smith & Nephew plc                                       34,438              342

HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Reckitt Benckiser plc                                    79,400            2,607

MATERIALS 0.1%
--------------------------------------------------------------------------------
Peter Hambro Mining plc *                                51,074            1,172

MEDIA 2.2%
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc                    1,343,000           11,604
ITV plc                                                 842,406            1,624
Johnston Press plc                                      644,900            5,448
Trinity Mirror plc                                      972,000           10,595
WPP Group plc                                            31,800              353
                                                                     -----------
                                                                          29,624
PHARMACEUTICALS & BIOTECHNOLOGY 1.1%
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                     615,200           15,749

RETAILING 1.2%
--------------------------------------------------------------------------------
Kingfisher plc                                          824,832            3,481
Signet Group plc                                      6,368,000           11,524
The Carphone Warehouse Group plc                        302,600            1,350
                                                                     -----------
                                                                          16,355
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
--------------------------------------------------------------------------------
Rotork plc                                              134,101            1,707

TELECOMMUNICATION SERVICES 0.8%
--------------------------------------------------------------------------------
Vodafone Group plc                                    5,049,000           10,618

TRANSPORTATION 0.6%
--------------------------------------------------------------------------------
Associated British Ports Holdings plc                   746,000            7,811
                                                                     -----------
                                                                         192,959

PREFERRED STOCK 0.9% OF NET ASSETS

BRAZIL 0.5%
--------------------------------------------------------------------------------

BANKS 0.3%
--------------------------------------------------------------------------------
Banco Itau Holding Financeira S.A. *                    143,500            4,359

LAUDUS INTERNATIONAL MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
ENERGY 0.2%
--------------------------------------------------------------------------------
Petroleo Brasileiro S.A.                                109,500            2,327
                                                                     -----------
                                                                           6,686
GERMANY 0.3%
--------------------------------------------------------------------------------

CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Hugo Boss AG                                             51,882            2,119

MEDIA 0.2%
--------------------------------------------------------------------------------
ProSiebenSat.1 Media AG                                  98,647            2,253
                                                                     -----------
                                                                           4,372
NETHERLANDS 0.1%
--------------------------------------------------------------------------------

CAPITAL GOODS 0.1%
--------------------------------------------------------------------------------
Ballast Nedam N.V. *                                     57,316            2,379

                                                     FACE AMOUNT        VALUE
SECURITY                                             ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENT COMPANIES 0.9% OF NET ASSETS

SSgA Prime Money Market Portfolio                      1,200,000           1,200
State Street Institutional Liquid Reserves            10,570,000          10,570
                                                                     -----------
                                                                          11,770


SECURITY                                             FACE AMOUNT        VALUE
                  RATE, MATURITY DATE                ($ X 1,000)     ($ X 1,000)
U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

U.S. Treasury Bills
    4.33%, 03/16/06                                          900             896

END OF INVESTMENTS.

At 01/31/06 the tax basis cost of the fund's investments was $993,258, and the unrealized gains and losses were $324,019 and ($5,253), respectively.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.

                                             NUMBER OF    CONTRACT    UNREALIZED
                                             CONTRACTS     VALUE         GAINS
FUTURES CONTRACT 0.9% OF NET ASSETS

S&P 500 Index, Long
expires 03/16/06                                    37      11,873           121

                             AMOUNT OF                AMOUNT OF
                             CURRENCY                  CURRENCY
               CURRENCY       TO BE      CURRENCY       TO BE        UNREALIZED
EXPIRATION      TO BE        RECEIVED      TO BE       DELIVERED    GAINS/LOSSES
   DATE        RECEIVED    ($ X 1,000)   DELIVERED    ($ X 1,000)    ($ X 1,000)
FORWARD FOREIGN CURRENCY CONTRACTS 2.1% OF NET ASSETS

02/10/2006          USD          8,717         GBP          9,180           463
02/10/2006          GBP          8,606         USD          8,717           111
05/10/2006          CHF          6,058         USD          6,004           (54)
05/10/2006          USD          6,004         CHF          6,478           474

 *   Non-income producing security

(a) All or a portion of this security is held as collateral for open futures contracts

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

The fund utilizes an international fair valuation procedure approved by the board. The procedure indicates that FT Interactive's fair valuation market values should be used in certain pre-determined situations. As of January 31, 2006 FT Interactive's fair valuations were used for all relevant international securities.

SCHWAB CAPITAL TRUST
LAUDUS BALANCED MARKETMASTERS FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 55.6%  COMMON STOCK                                     69,157           79,756

  3.1%  FOREIGN COMMON                                    3,833            4,491
        STOCK

  8.6%  U.S. TREASURY                                    12,335           12,305
        OBLIGATION

  0.7%  FOREIGN                                             924            1,050
        GOVERNMENT
        SECURITIES

  0.8%  CORPORATE BONDS                                   1,115            1,106

  1.3%  MUNICIPAL BONDS                                   1,708            1,825

 17.7%  MORTGAGE BACKED                                  25,686           25,308
        SECURITIES

  0.8%  NON-AGENCY                                        1,175            1,170
        MORTGAGE-BACKED
        SECURITIES

  5.2%  SHORT-TERM                                        7,468            7,464
        INVESTMENTS

  1.1%  OTHER INVESTMENT                                  1,644            1,644
        COMPANIES

   --%  OPTIONS                                              28               12
--------------------------------------------------------------------------------
 94.9%  TOTAL INVESTMENTS                               125,073          136,131

  4.9%  Short Sales                                       7,042            7,021

  0.2%  OTHER ASSETS AND                                                     281
        LIABILITIES
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       143,433

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 55.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co. (a)                             10,400              156
General Motors Corp. (a)                                 26,000              625
                                                                     -----------
                                                                             781
BANKS 1.7%
--------------------------------------------------------------------------------
Astoria Financial Corp. (a)                               7,000              202
Commerce Bancorp, Inc. N.J. (a)                          15,200              508
Compass Bancshares, Inc. (a)                              3,600              175
Fannie Mae (a)                                            9,800              568
PNC Financial Services Group, Inc. (a)                    2,400              156
SunTrust Banks, Inc. (a)                                  4,278              306
Synovus Financial Corp. (a)                               9,800              271
Valley National Bancorp (a)                               4,200               98
Washington Federal, Inc. (a)                              5,510              133
                                                                     -----------
                                                                           2,417
CAPITAL GOODS 1.9%
--------------------------------------------------------------------------------
3M Co. (a)                                                1,800              131
Deere & Co. (a)                                           2,500              179
Dover Corp. (a)                                           3,800              174
Emerson Electric Co. (a)                                  1,100               85
Honeywell International, Inc.                            16,100              619
Jacobs Engineering Group, Inc. (a)*                         600               50
Rockwell Collins, Inc. (a)                                3,500              164
The Boeing Co. (a)                                        8,500              581
Tyco International Ltd. (a)                              22,100              576
W.W. Grainger, Inc. (a)                                   2,000              142
                                                                     -----------
                                                                           2,701
COMMERCIAL SERVICES & SUPPLIES 0.9%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (a)*                          6,700              373
Cendant Corp. (a)                                         5,000               84
H&R Block, Inc. (a)                                       6,900              169
Manpower, Inc. (a)                                        2,700              145
Pitney Bowes, Inc. (a)                                    3,700              158
Republic Services, Inc. (a)                               4,200              159
Waste Management, Inc. (a)                                8,000              253
                                                                     -----------
                                                                           1,341
CONSUMER DURABLES & APPAREL 0.8%
--------------------------------------------------------------------------------
Jones Apparel Group, Inc. (a)                             4,500              141
Mattel, Inc. (a)                                         53,800              887
Pulte Homes, Inc. (a)                                     1,900               76
                                                                     -----------
                                                                           1,104
CONSUMER SERVICES 0.7%
--------------------------------------------------------------------------------
Applebee's International, Inc. (a)                        6,100              146
Hilton Hotels Corp. (a)                                   9,500              237
Starwood Hotels & Resorts Worldwide, Inc. (a)            11,300              687
                                                                     -----------
                                                                           1,070
DIVERSIFIED FINANCIALS 5.1%
--------------------------------------------------------------------------------
Alliance Capital Management Holding L.P. (a)*            11,000              665
American Express Co. (a)                                 21,500            1,128
Capital One Financial Corp. (a)                           9,800              816

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Chicago Mercantile Exchange Holdings, Inc. (a)            1,201              508
CIT Group, Inc. (a)                                       2,800              149
Federated Investors, Inc., Class B (a)                    2,000               77
JPMorgan Chase & Co. (a)                                 28,600            1,137
Mellon Financial Corp. (a)                                8,600              303
Merrill Lynch & Co., Inc. (a)                            15,300            1,149
The Bank of New York Co., Inc. (a)                        6,000              191
The Goldman Sachs Group, Inc. (a)                         6,150              869
Waddell & Reed Financial, Inc., Class A (a)              11,500              256
                                                                     -----------
                                                                           7,248
ENERGY 4.2%
--------------------------------------------------------------------------------
Anadarko Petroleum Corp. (a)                              3,300              356
Arch Coal, Inc. (a)                                       2,000              174
BJ Services Co. (a)                                       2,000               81
ChevronTexaco Corp. (a)                                   7,500              445
Cimarex Energy Co. (a)                                    3,700              169
ConocoPhillips (a)                                       23,000            1,488
Forest Oil Corp. (a)*                                     4,800              247
Houston Exploration Co. (a)*                              2,000              124
Marathon Oil Corp. (a)                                    2,700              208
Murphy Oil Corp. (a)                                      4,000              228
National-Oilwell Varco, Inc. (a)*                         6,600              502
Newfield Exploration Co. (a)*                             6,000              314
Noble Energy, Inc. (a)                                    8,372              388
St. Mary Land & Exploration Co. (a)                       2,800              122
Stone Energy Corp. (a)*                                   4,500              225
Transocean, Inc. (a)*                                     6,400              519
Valero Energy Corp.                                       4,905              306
Western Gas Resources, Inc. (a)                           3,100              147
                                                                     -----------
                                                                           6,043
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
CVS Corp. (a)                                            10,400              289
Supervalu, Inc. (a)                                       2,600               83
                                                                     -----------
                                                                             372
FOOD, BEVERAGE & TOBACCO 1.5%
--------------------------------------------------------------------------------
Corn Products International, Inc. (a)                     5,300              144
Flowers Foods, Inc. (a)                                  14,150              389
H.J. Heinz Co. (a)                                        4,500              153
Kraft Foods, Inc., Class A (a)                           29,300              863
Molson Coors Brewing Co. (a)                              2,300              144
The J.M. Smuckers Co. (a)                                 4,700              204
Tyson Foods, Inc., Class A (a)                           18,700              268
                                                                     -----------
                                                                           2,165
HEALTH CARE EQUIPMENT & SERVICES 4.6%
--------------------------------------------------------------------------------
Beckman Coulter, Inc. (a)                                 2,700              161
Biomet, Inc. (a)                                          4,500              170
Boston Scientific Corp. (a)*                             33,702              737
Caremark Rx, Inc. (a)*                                    9,900              488
CIGNA Corp. (a)                                           7,400              900
Fisher Scientific International, Inc. (a)*                2,500              167
HCA, Inc. (a)                                            19,300              947
Health Management Associates, Inc., Class A (a)           4,600               97
Henry Schein, Inc. (a)*                                   2,500              117
Laboratory Corp. of America Holdings (a)*                 5,100              299
LifePoint Hospitals, Inc. (a)*                            4,600              142
Manor Care, Inc. (a)                                      6,500              254
Medco Health Solutions, Inc. (a)*                        15,900              860
Millipore Corp. (a)*                                      1,000               69
Omnicare, Inc. (a)                                        2,300              114
Steris Corp. (a)                                          3,700              100
Tenet Healthcare Corp. (a)*                              91,400              665
The Cooper Cos., Inc. (a)                                 2,400              133
Waters Corp. (a)*                                         3,600              151
                                                                     -----------
                                                                           6,571
HOUSEHOLD & PERSONAL PRODUCTS 1.6%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B (a)                           3,300              146
Avon Products, Inc. (a)                                   5,500              156
Kimberly-Clark Corp. (a)                                  7,200              411
Procter & Gamble Co. (a)                                 11,100              658
St. Jude Medical, Inc. (a)*                              15,800              776
The Estee Lauder Cos., Inc., Class A (a)                  2,800              102
                                                                     -----------
                                                                           2,249
INSURANCE 3.1%
--------------------------------------------------------------------------------
AFLAC, Inc. (a)                                          12,700              596
American International Group, Inc. (a)                   10,300              674
Arthur J. Gallagher & Co. (a)                             5,900              172
Berkshire Hathaway, Inc., Class B (a)*                      150              440
Old Republic International Corp. (a)                     22,000              472
The Allstate Corp. (a)                                   10,600              552
The Chubb Corp. (a)                                       8,500              802
The St. Paul Travelers Cos., Inc. (a)                    16,700              758
                                                                     -----------
                                                                           4,466

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
MATERIALS 2.0%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc. (a)                        2,700              167
Ball Corp. (a)                                            5,500              223
Lubrizol Corp. (a)                                        7,000              320
MeadWestvaco Corp. (a)                                   23,000              614
Monsanto Co. (a)                                          9,600              812
Smurfit-Stone Container Corp. (a)*                       12,000              153
Temple-Inland, Inc. (a)                                   2,500              117
The Dow Chemical Co. (a)                                  1,700               72
United States Steel Corp. (a)                             7,400              442
                                                                     -----------
                                                                           2,920
MEDIA 4.3%
--------------------------------------------------------------------------------
Clear Channel Communications, Inc. (a)                   23,900              700
Comcast Corp. (a)*                                       18,900              524
Comcast Corp., Class A (a)*                              22,800              634
Cox Radio, Inc., Class A (a)*                            12,000              169
Liberty Media Corp., Class A (a)*                        18,000              151
McGraw Hill Cos., Inc. (a)                                2,900              148
Omnicom Group, Inc. (a)                                   1,600              131
Readers Digest Association, Inc., Class A (a)            35,000              556
The Walt Disney Co. (a)                                  19,500              494
Time Warner, Inc. (a)                                    82,450            1,445
Tribune Co. (a)                                          17,900              519
Univision Communications, Inc., Class A (a)*              4,500              143
Westwood One, Inc. (a)                                    7,600              114
XM Satellite Radio Holdings, Inc., Class A (a)*          17,200              450
                                                                     -----------
                                                                           6,178
PHARMACEUTICALS & BIOTECHNOLOGY 1.8%
--------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. (a)*                    56,700              586
Perrigo Co. (a)                                          12,100              189
Watson Pharmaceuticals, Inc. (a)*                        23,000              761
Wyeth (a)                                                23,600            1,092
                                                                     -----------
                                                                           2,628
REAL ESTATE 1.1%
--------------------------------------------------------------------------------
Biomed Property Trust, Inc. (a)                           5,000              134
Equity One, Inc. (a)                                      5,000              120
Health Care Property Investors, Inc. (a)                  5,500              153
Home Properties of New York, Inc. (a)                     6,400              294
Plum Creek Timber Co., Inc. (a)                           4,500              166
Potlatch Corp. (a)*                                       4,800              246
ProLogis (a)                                              4,500              230
Rayonier, Inc. (a)                                        5,500              235
                                                                     -----------
                                                                           1,578
RETAILING 2.9%
--------------------------------------------------------------------------------
AutoZone, Inc. (a)*                                         900               88
Best Buy Co., Inc. (a)                                   10,500              532
Federated Department Stores, Inc. (a)                     6,988              466
Genuine Parts Co. (a)                                     2,700              115
Office Depot, Inc. (a)*                                  20,500              680
Saks, Inc. (a)*                                           5,900              114
Sears Holdings Corp. (a)*                                 5,624              683
Talbots, Inc. (a)                                         5,600              156
Target Corp. (a)                                         11,600              635
The Gap, Inc. (a)                                         8,700              157
The TJX Cos., Inc. (a)                                   22,700              579
                                                                     -----------
                                                                           4,205
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.2%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. (a)*                        16,700              699
Applied Materials, Inc. (a)                              34,700              661
Broadcom Corp., Class A (a)*                             10,500              716
Intersil Corp., Class A (a)                              30,600              889
MEMC Electronic Materials, Inc. (a)*                     21,700              620
Microchip Technology, Inc. (a)                           15,500              582
Xilinx, Inc. (a)                                         17,000              479
                                                                     -----------
                                                                           4,646
SOFTWARE & SERVICES 2.5%
--------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                  15,000              596
Electronic Arts, Inc. (a)*                                8,500              464
Electronic Data Systems Corp. (a)                        26,200              660
First Data Corp. (a)                                      3,500              158
Fiserv, Inc. (a)*                                         1,800               79
Google, Inc., Class A (a)*                                1,560              676
Hewitt Associates, Inc., Class A (a)*                     5,000              133
Symantec Corp. (a)*                                      36,800              676
Yahoo! Inc. (a)*                                          5,700              196
                                                                     -----------
                                                                           3,638
TECHNOLOGY HARDWARE & EQUIPMENT 4.9%
--------------------------------------------------------------------------------
Andrew Corp. (a)*                                         9,500              123
Avaya, Inc. (a)*                                          6,300               67
Avocent Corp. (a)*                                        5,500              183
Corning, Inc. (a)*                                       25,500              621
Diebold, Inc. (a)                                         4,500              176
EMC Corp. (a)*                                           38,200              512
Foundry Networks, Inc. (a)*                               4,500               68
Hewlett-Packard Co. (a)                                  39,200            1,222
International Business Machines Corp. (a)                 9,800              797

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Juniper Networks, Inc. (a)*                               7,900              143
Lucent Technologies, Inc. (a)*                          201,500              532
QLogic Corp. (a)*                                         6,600              262
Qualcomm, Inc. (a)                                       15,100              724
Solectron Corp. (a)*                                    128,200              490
Sun Microsystems, Inc. (a)*                             128,100              576
Tech Data Corp. (a)*                                      6,000              247
Vishay Intertechnology, Inc. (a)*                         4,500               71
Xerox Corp. (a)*                                         10,800              155
                                                                      ----------
                                                                           6,969
TELECOMMUNICATION SERVICES 1.9%
--------------------------------------------------------------------------------
Alltel Corp. (a)                                          4,500              270
AT&T Corp. (a)                                           31,400              815
CenturyTel, Inc. (a)                                      5,100              170
Qwest Communications International, Inc. (a)*           210,900            1,269
Wireless Facilities, Inc. (a)*                           23,400              125
                                                                      ----------
                                                                           2,649
TRANSPORTATION 2.9%
--------------------------------------------------------------------------------
CNF, Inc. (a)                                            13,900              712
CSX Corp. (a)                                            24,100            1,290
J.B. Hunt Transport Services, Inc. (a)                   13,500              321
Kansas City Southernern Industries, Inc. (a)*             8,000              208
Laidlaw International, Inc. (a)                          12,500              340
Norfolk Southern Corp. (a)                                7,800              389
Union Pacific Corp. (a)                                   3,800              336
United Parcel Service, Inc., Class B (a)                  6,600              495
                                                                      ----------
                                                                           4,091
UTILITIES 1.2%
--------------------------------------------------------------------------------
American Electric Power Co., Inc. (a)                    17,800              664
Constellation Energy Group, Inc. (a)                      3,900              227
DPL, Inc. (a)                                            12,000              308
TXU Corp. (a)                                            10,400              527
                                                                      ----------
                                                                           1,726
FOREIGN COMMON STOCK 3.1% OF NET ASSETS

BERMUDA 0.2%
--------------------------------------------------------------------------------
INSURANCE 0.2%
IPC Holdings Ltd. (a)                                    12,000             327

CANADA 0.3%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.2%
Magna International, Inc. (a)                             2,800              207

CONSUMER SERVICES 0.1%
Fairmont Hotels & Resorts, Inc. (a)                       3,500              155
                                                                      ----------
                                                                             362
ISRAEL 0.6%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 0.5%
Teva Pharmaceutical Industries Ltd. (a)                  17,000              725

SOFTWARE & SERVICES 0.1%
Check Point Software Technologies Ltd. (a)*               7,900              171
                                                                      ----------
                                                                             896
JAPAN 1.0%
--------------------------------------------------------------------------------
AUTOMOBILES & COMPONENTS 0.3%
Honda Motor Co., Ltd. (a)                                18,200              518

CONSUMER DURABLES & APPAREL 0.7%
Sony Corp. (a)                                           19,900              973
                                                                      ----------
                                                                           1,491
SINGAPORE 0.1%
--------------------------------------------------------------------------------
TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
Flextronics International Ltd. (a)*                      11,300              118

SWITZERLAND 0.4%
--------------------------------------------------------------------------------
PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
Novartis AG (a)                                          10,200              563

UNITED KINGDOM 0.5%
--------------------------------------------------------------------------------
BANKS 0.1%
HSBC Holdings PLC (a)                                     2,300              191

PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
GlaxoSmithKline plc (a)                                  10,600              543
                                                                      ----------
                                                                             734

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
U.S. TREASURY OBLIGATION 8.6% OF NET ASSETS

U.S. Treasury Bond
  5.25%, 02/15/29                                           200              214
  6.63%, 02/15/27                                           700              874
  6.88%, 08/15/25                                           250              317
  7.50%, 11/15/16                                           400              497
  8.13%, 08/15/19                                         1,300            1,741
  9.00%, 11/15/18                                           125              177
  9.13%, 05/15/18                                           100              141
U.S. Treasury Inflation-Protected Security
  0.88%, 04/15/10                                           104              100
  2.00%, 01/15/26                                           599              598
U.S. Treasury Note
  3.63%, 01/15/10                                           100               97
  3.75%, 05/15/08                                           600              591
  3.88%, 05/15/10                                         2,000            1,951
  3.88%, 09/15/10                                           300              292
  4.00%, 06/15/09                                         2,000            1,970
  4.00%, 02/15/14                                           200              193
  4.00%, 02/15/15                                           500              480
  4.25%, 10/15/10                                           200              198
  4.25%, 11/15/14                                         1,300            1,272
  6.00%, 08/09/09                                           400              420
U.S. Treasury Stripped Bond
  (a)0.0, 11/15/16                                          300              182
                                                                     -----------
                                                                          12,305
FOREIGN GOVERNMENT SECURITIES 0.7% OF NET ASSETS

Brazil Federative Republic
  11.00%, 08/17/40                                          200              258
Brazilian Government International Bond
  5.19%, 04/15/06 (b)                                        16               16
  5.25%, 04/15/09 (b)                                       206              207
Panama Government International Bond
  6.70%, 01/26/36                                           326              247
  9.38%, 01/16/23                                           250              322
                                                                     -----------
                                                                           1,050
CORPORATE BONDS 0.8% OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.3%
--------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
  (a)6.40%, 05/15/06                                        200              201
El Paso Corp.
  (a)7.80%, 08/01/31                                        100              106
Ford Motor Co.
  (a)7.45%, 07/16/31                                        200              148
                                                                     -----------
                                                                             455
VARIABLE-RATE OBLIGATIONS 0.5%
--------------------------------------------------------------------------------
DaimlerChrysler NA Holding Corp.
  4.70%, 03/07/06 (b)                                       400              400
HSBC Bank USA
  (a)4.57%, 03/21/06 (b)                                    250              251
                                                                     -----------
                                                                             651
MUNICIPAL BONDS 1.3% OF NET ASSETS
--------------------------------------------------------------------------------

REVENUE BONDS 1.3%
--------------------------------------------------------------------------------
Golden State, California Securitization Corp.
  Revenue Bond, Series 2003-A-1
  (a)6.25%, 06/01/33                                        250              273
Massachusetts State Water Resource Authority
  General Revenue Bond, Series 2002J
  (a)5.00%, 08/01/32                                        250              257
Tobacco Settlement Financing Corp. of Rhode Island
  Revenue Bond, Series 2002A
  (a)6.25%, 06/01/42                                        500              522
Triborough New York Bridge & Tunnel Authority
  Revenue Bond, Series 2003B
  (a)5.00%, 11/15/32                                        750              773
                                                                     -----------
                                                                           1,825
MORTGAGE BACKED SECURITIES 17.7% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 0.6%
--------------------------------------------------------------------------------

VARIABLE-RATE OBLIGATIONS 0.6%
--------------------------------------------------------------------------------
Freddie Mac Structured Series T-61 Class 1A1
  (a)4.73%, 02/01/06 (b)                                    831              842

U.S. GOVERNMENT AGENCY MORTGAGES 17.1%
--------------------------------------------------------------------------------
Fannie Mae
  4.00%, 07/01/18                                           855              816
  4.00%, 11/01/18                                           912              870
  4.00%, 01/01/19                                            19               18
  4.00%, 04/01/19                                            20               19
  4.00%, 06/01/19                                           144              138
  4.00%, 06/01/19                                           151              144
  4.00%, 02/01/20                                           493              469
  4.00%, 03/01/20                                           180              171
  4.50%, 08/01/33                                           210              197
  4.50%, 05/01/35                                           470              443
  4.50%, 09/01/35                                           985              924
  4.50%, 10/01/35                                           100               94
  5.50%, 02/01/34                                           769              763
  5.50%, 04/01/34                                           342              339

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
  5.50%, 09/01/34                                         4,660            4,616
  5.50%, 11/01/34                                         2,684            2,659
  5.50%, 02/01/35                                         1,862            1,844
  5.50%, 02/01/35                                           885              876
  5.50%, 02/01/35                                           380              376
  5.50%, 04/01/35                                         1,877            1,858
  5.50%, 05/01/35                                           712              705
  5.50%, 06/01/35                                            99               98
  5.50%, 09/01/35                                           445              441
  5.65%, 02/01/06 (b)                                        23               24
  6.00%, 04/01/16                                            31               32
  6.00%, 03/01/18                                            22               22
  6.00%, 04/01/35                                           612              619
Fannie Mae TBA
  5.50%, 03/25/06                                         4,550            4,502
Freddie Mac
  (a)6.00%, 09/01/22                                        196              200
Freddie Mac ARM
  (a)4.41%, 02/01/06 (b)                                    192              189
                                                                     -----------
                                                                          24,466
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8% OF NET ASSETS

FIXED-RATE OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
Bank of America Mortgage Securities Series 2004-2
  Class 5A1
  (a)6.50%, 10/25/31                                        109              111
Residential Funding Mortgage Security I Series-S9
  Class A1
  (a)6.50%, 03/25/32                                         60               60
                                                                     -----------
                                                                             171
VARIABLE-RATE OBLIGATIONS 0.7%
--------------------------------------------------------------------------------
Bear Stearns Adjustable Rate Mortgage Trust Series
  2002-11 Class 1A1
  (a)(b)5.62%, 03/25/06                                      71               71
Bear Stearns Adjustable Rate Mortgage Trust Series
  2002-5 Class 6A
  (a)(b)5.93%, 03/25/06                                      29               29
Bear Stearns Adjustable Rate Mortgage Trust Series
  2005-4 Class 23A2
  (a)(b)5.42%, 03/25/06                                     161              161
Fannie Mae Grantor Trust Series 2005-T3 Class A1A
  (a)4.57%, 02/25/06 (b)                                    115              115
Quest Trust, 144A Series 2004-X2 Class A1
  (a)5.09%, 02/25/06 (b)(c)                                  52               52
Structured Asset Securities Corp. Series 2002-13
  Class 2A1
  (a)5.03%, 02/25/06 (b)                                      5                4
Washington Mutual Series 2003-R1 Class A1
  (a)4.80%, 02/25/06 (b)                                    567              567
                                                                     -----------
                                                                             999
SHORT-TERM INVESTMENTS 5.2% OF NET ASSETS

COMMERCIAL PAPER & OTHER OBLIGATIONS 3.6%
--------------------------------------------------------------------------------
DnB NORBank ASA
  (a)4.38%, 03/15/06                                      1,000              995
General Electric Capital Corp.
  (a)4.38%, 03/15/06                                      1,100            1,094
ING U. S. Funding LLC
  (a)4.38%, 03/15/06                                      1,100            1,094
Societe Generale
  (a)4.38%, 03/20/06                                      1,100            1,094
UBS Finance, Inc.
  (a)4.43%, 04/10/06                                      1,000              989
                                                                      ----------
                                                                           5,266
U.S. GOVERNMENT AGENCY SECURITY 0.8%
--------------------------------------------------------------------------------
Freddie Mac Discount Notes Series RB
  (a)0.0, 04/25/06                                        1,100            1,089

U.S. TREASURY OBLIGATIONS 0.8%
--------------------------------------------------------------------------------
U.S. Treasury Bill
  3.84%, 03/02/06                                            20               20
  3.89%, 03/02/06                                            20               20
  3.80%, 03/16/06                                            50               50
  3.80%, 03/16/06                                            50               50
  3.81%, 03/16/06                                            20               20
  3.83%, 03/16/06                                            60               59
  3.87%, 03/16/06                                            30               30
  4.10%, 03/16/06                                            50               50
  4.10%, 03/16/06                                           300              298
  4.13%, 03/16/06                                            50               49
  4.13%, 03/16/06                                            30               30
  4.17%, 03/16/06                                            40               40
  3.85%, 03/16/06                                           395              393
                                                                      ----------
                                                                           1,109

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

SECURITY                                            FACE AMOUNT         VALUE
                                                    ($ X 1,000)      ($ X 1,000)
OTHER INVESTMENT COMPANIES 1.1% OF NET ASSETS

SSgA Prime Money Market Portfolio                       550,000              550
State Street Institutional Liquid Reserves            1,094,347            1,094
                                                                     -----------
                                                                           1,644

                                                      NUMBER OF         VALUE
SECURITY                                              CONTRACTS      ($ X 1,000)
OPTIONS 0.0% OF NET ASSETS

CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
3 Month LIBOR Futures,
  Strike Price 4.25,
  Expires 10/19/06
  expires 10/19/06                                        1,100                1
3 Month LIBOR Futures,
  Strike Price 4.5,
  Expires 04/04/06
  expires 04/04/06                                        2,100                4
3 Month LIBOR Futures,
  Strike Price 4.5,
  Expires 10/04/06
  expires 10/04/06                                        2,100                4
3 Month LIBOR Futures,
  Strike Price 4.75,
  Expires 080/08/06
  expires 08/08/06                                          500                1
90 Day Euro Dollar Futures,
  Strike Price 95.25,
  Expires 03/31/06
  expires 03/13/06                                            1               --
90 Day Euro Dollar Futures,
  Strike Price 95.25,
  Expires 06/19/06
  expires 06/19/06                                            2               --
                                                                     -----------
                                                                              10
PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
5 Year, U.S. Treasury Note,
  expires 02/24/06
  expires 02/24/06                                           60                1
90 Day Euro Dollar Futures,
  Strike Price 91.75,
  Expires 12/18/06
  expires 12/18/06                                           50               --
90 Day Euro Dollar Futures,
  Strike Price 92.50,
  Expires 03/13/06
  expires 03/13/06                                           35               --
90 Day Euro Dollar Futures,
  Strike Price 92.50,
  Expires 09/18/06
  expires 09/18/06                                           48               --
90 Day Euro Dollar Futures,
  Strike Price 92.50,
  Expires 12/18/06
  expires 12/18/06                                            4               --
                                                                     -----------
                                                                               1

END OF INVESTMENTS.

At January 31, 2006 the tax basis cost of the fund's investments was $125,668, and the unrealized gains and losses were $135,579 and ($3,116), respectively.

* Non-income producing security

(a) All or a portion of this security is held as collateral for open futures contracts, shorts sales, swap agreements, delayed-delivery securities and options written

(b) Variable-rate security

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to 52,000 or 0.0 of net assets.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.
ADR - American Depositary Receipt
RB - Revenue bond

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
SHORT SALES 4.9% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITIES 4.9%
--------------------------------------------------------------------------------
U.S. Treasury Note
  4.38%, 05/15/07                                           500              499

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
U.S. Treasury Note
  4.75%, 05/15/14                                           900              913
U.S. Treasury Note
  4.13%, 05/15/15                                         1,800            1,744
U.S. Treasury Note
  3.63%, 05/15/13                                         3,200            3,026
U.S. Treasury Note
  6.00%, 08/15/09                                           800              839
                                                                     -----------
                                                                           7,021

                                                      NUMBER OF         VALUE
SECURITY                                              CONTRACTS      ($ X 1,000)
OPTIONS WRITTEN 0.0% OF NET ASSETS

CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
1 Year, Euro Dollar Futures,
  Strike Price 95.50,
  Expires 03/10/06
  expires 03/10/06                                          (1)               --
3 Month LIBOR Futures,
  Strike Price 4.31, Expires
  10/19/06
  expires 10/19/06                                        (500)              (1)
3 Month LIBOR Futures,
  Strike Price 4.50, Expires
  01/22/07
  expires 01/22/07                                      (2,000)              (6)
3 Month LIBOR Futures,
  Strike Price 4.54, Expires
  10/04/06
  expires 10/04/06                                        (900)              (4)
3 Month LIBOR Futures,
  Strike Price 4.56, Expires
  01/22/07
  expires 01/22/07                                        (900)              (6)
3 Month LIBOR Futures,
  Strike Price 4.56, Expires
  10/18/06
  expires 10/18/06                                        (900)              (5)
3 Month LIBOR Futures,
  Strike Price 4.78, Expires
  08/08/06
  expires 08/08/06                                        (200)              (1)
90 Day Euro Dollar Futures,
  Strike Price 95.50,
  Expires 06/19/06
  expires 06/19/06                                          (4)               --
                                                                    ------------
                                                                            (23)

END OF SHORT SALES AND OPTIONS WRITTEN.

                                        NUMBER OF      CONTRACT       UNREALIZED
                                        CONTRACTS        VALUE           GAINS
FUTURES CONTRACTS 46.2% OF NET ASSETS

10 Year, Short
Euro-Bond, expires
03/31/06 expires
03/31/06                                        6           723               5
10 Year, Short U.S.
Treasury Note, expires
03/22/06 expires
03/22/06                                       38         4,121              26
5 Year, Long U.S.
Treasury Note, expires
03/22/06 expires
03/22/06                                       60         6,344             (24)
90 Day Eurodollar,
Long expires 06/19/06
expires 06/19/06                               88        20,917             (13)
90 Day Eurodollar,
Long expires 09/18/06
expires 09/18/06                               91        21,630             (20)
90 Day Eurodollar,
Long expires 12/18/06
expires 12/18/06                               36         8,560              (4)
Nasdaq 100 Index, Long
expires 03/16/06
expires 03/16/06                               10         1,720               5
Russell 2000 Index,
Long expires 03/16/06                          19         6,999             260
S&P 500 Index, Long
expires 03/16/06                               15         4,814             (14)
UK Treasury Bonds,
Long expires 3/29/06
expires 03/29/06                                1           114               0
                                                                      ----------
                                                                             221

                                                       NOTIONAL   UNREALIZED
                                                       AMOUNT     GAINS/(LOSSES)
                                                       (FOREIGN)  (USD)
SWAP AGREEMENTS 0.0% OF NET ASSETS

CREDIT DEFAULT SWAPS 0.0%
--------------------------------------------------------------------------------

U.S. DOLLARS 0.0%
Allstate Corp. Rate 0.26%, expires 12/20/08,
  Morgan Stanley                                            100              --

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                                                       NOTIONAL   UNREALIZED
                                                        AMOUNT    GAINS/(LOSSES)
                                                       (FOREIGN)  (USD)
Autozone, Inc. Rate 0.35%, expires 12/20/08, UBS
  AG                                                         200             --
DJ CDX Rate 0.40%, expires 06/20/10, Barclays
  Bank PLC                                                 1,700             22
Eaton Corp. Rate 0.28%, expires 12/20/08,
  Citibank N.A.                                              100             --
Eli Lilly & Co. Rate 0.16%, expires 12/20/08,
  Barclays Bank PLC                                          100             --
Emerson Electric Co. Rate 0.21%, expires
  12/20/08, Morgan Stanley                                   100             --
Fedex Corp. Rate 0.29%, expires 12/20/08,
  Citibank N.A.                                              100             --
GMAC Rate 1.90%, expires 09/20/06, Lehman
  Brothers, Inc.                                             500              6
Home Depot, Inc. Rate 0.12% expires 12/20/08,
  Lehman Brothers, Inc.                                      100             --
Ingersoll-Rand Co. Ltd. Rate 0.32%, expires
  12/20/08, Merrill Lynch                                    100             --
Johnson & Johnson, Inc. Rate 0.11%, expires
  12/20/08, Lehman Brothers, Inc.                            100             --
Masco Corp. Rate 0.30%, expires 12/20/08, Lehman
  Brothers, Inc.                                             100             --
People's Republic of China Rate 0.40%, expires
  06/20/09, Lehman Brothers, Inc.                            200             (2)
Radioshack Corp. Rate 0.35%, expires 12/20/08,
  Lehman Brothers, Inc.                                      100              1
Turkey Rate 2.70%, expires 09/20/10, Morgan
  Stanley                                                    100             (5)
Wal-Mart Stores, Inc. Rate 0.14%, expires
  12/20/08, Citibank N.A.                                    200             --
Whirpool Corp. Rate 0.29%, expires 12/20/08,
  Lehman Brothers, Inc.                                      100             --
                                                                  --------------
                                                                             22
INTEREST RATE SWAPS 0.0%
--------------------------------------------------------------------------------

BRITISH POUNDS  0.0%

Receive fixed rate payments of 6 month LIBOR,
  Pay variable rate payments of 5.00%, expires
  09/15/10, Morgan Stanley                                   100             --
Receive fixed rate payments of 6 month LIBOR,
  Pay variable rate payments of 5.00%, expires
  09/15/10, Morgan Stanley                                   600             (4)
                                                                  --------------
                                                                             (4)
                                                                  --------------
EUROPEAN EURO 0.0%

Receive fixed rate payments of 6 month LIBOR,
  Pay variable rate payments of 4.00%, expires
  12/15/14, Morgan Stanley                                   500             (6)
Receive variable rate payments of 6 month LIBOR,
  Pay fixed rate payments of 4.00%, expires
  12/15/14, Morgan Stanley                                 1,200             19
Receive variable rate payments of 6 month LIBOR,
  Pay fixed rate payments of 4.00%, expires
  12/15/14, Morgan Stanley                                   500              7
                                                                  --------------
                                                                             20
                                                                  --------------
JAPANESE YEN 0.0%

Receive fixed rate payments of 6 month LIBOR,
  Pay variable rate payments of 1.50%, expires
  06/15/15, Morgan Stanley                                10,000              1
Receive variable rate payments of 6 month LIBOR,
  Pay fixed rate payments of 1.50%, expires
  06/15/15, Morgan Stanley                                20,000              1
                                                                  --------------
                                                                              2
                                                                  --------------
U.S. DOLLARS 0.0%

Receive variable rate payments of 3 month LIBOR,
  Pay fixed rate payments of 5.00%, expires
  06/21/11, Barclays Bank PLC                              2,100              2
Receive variable rate payments of 3 month LIBOR,
  Pay fixed rate  payments of 6.00%, expires
  12/15/24, USB AG                                           200              1
                                                                  --------------
                                                                              3
                                                                  --------------
                                                                             22

LAUDUS BALANCED MARKETMASTERS FUND

PORTFOLIO HOLDINGS continued

                             AMOUNT                      AMOUNT
                               OF                          OF
                            CURRENCY                    CURRENCY      UNREALIZED
              CURRENCY       TO BE         CURRENCY       TO BE          GAINS /
EXPIRATION     TO BE        RECEIVED        TO BE       DELIVERED       LOSSES
   DATE       RECEIVED     ($ X 1,000)    DELIVERED    ($ X 1,000)   ($ X 1,000)
FORWARD FOREIGN CURRENCY CONTRACTS 1.2% OF NET ASSETS
--------------------------------------------------------------------------------
02/22/2006      BRL              54          USD             22                3
02/02/2006      CLP           1,898          USD              3               --
02/02/2006      USD           1,898          CLP              4             (--)
07/31/2006      CLP               4          USD              4               --
02/16/2006      CLP          16,625          USD             31                1
02/22/2006      EUR             332          USD            335                3
03/20/2006      INR              31          USD             31             (--)
02/14/2006      JPY           1,008          USD            992             (15)
02/28/2006      MXN              16          USD             17                1
02/13/2006      RUB               9          USD              9               --
03/22/2006      RUB              10          USD             10               --
02/24/2006      TWD               9          USD              9             (--)
03/21/2006      TWD               9          USD              9               --
02/22/2006      PEN              11          USD             11             (--)
03/13/2006      PEN              19          USD             19             (--)
02/24/2006      PLN              10          USD             10               --
03/27/2006      PLN              11          USD             11               --

                             AMOUNT                      AMOUNT
                               OF                          OF
                            CURRENCY                    CURRENCY      UNREALIZED
              CURRENCY       TO BE         CURRENCY       TO BE          GAINS /
EXPIRATION     TO BE        RECEIVED        TO BE       DELIVERED       LOSSES
   DATE       RECEIVED     ($ X 1,000)    DELIVERED    ($ X 1,000)   ($ X 1,000)
--------------------------------------------------------------------------------
02/23/2006      USD              32          GBP             32             (--)
02/24/2006      SGD              10          USD             10               --
03/20/2006      SGD              10          USD             10               --
07/26/2006      SGD              17          USD             17               --
03/02/2006      SKK              10          USD             11               --
03/27/2006      SKK              19          USD             20                1
02/24/2006      KRW              10          USD             11                1
03/21/2006      KRW              10          USD             11                1
04/26/2006      KRW              36          USD             37                1
                                                                     -----------
                                                                             (3)

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK ALL EQUITY PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.5%  OTHER INVESTMENT                                422,578          496,111
        COMPANIES

   --%  U.S. TREASURY                                       154              154
        OBLIGATION

  0.5%  SHORT-TERM                                        2,071            2,071
        INVESTMENT
--------------------------------------------------------------------------------
100.0%  TOTAL INVESTMENTS                               424,803          498,336

  0.0%  OTHER ASSETS AND
        LIABILITIES, NET                                                     182
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 498,518

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
OTHER INVESTMENT COMPANIES 99.5% OF NET ASSETS

Schwab Institutional Select
  S&P 500 Fund (a)(b)                                21,730,208          218,606
Schwab International Index
  Fund, Select Shares (a)                             8,049,594          151,815
Schwab Small-Cap Index Fund,
  Select Shares (a)                                   5,074,281          125,690
                                                                      ----------
                                                                         496,111

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

U.S. Treasury Bills
  4.21%, 03/16/06                                           154              154

SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

Brown Brothers
  3.94%, 02/01/06                                         2,071            2,071

END OF INVESTMENTS.

At January 31, 2006 the tax basis cost of the fund's investments was $437,842, and the unrealized gains and losses were $60,494 and ($0), respectively.

In addition to the above, the fund held the following at 01/31/2006. All numbers are x1,000 except number of futures contracts.

                                        NUMBER OF      CONTRACT       UNREALIZED
                                        CONTRACTS        VALUE           GAINS
FUTURES CONTRACT 0.6% OF NET ASSETS

S&P 500 Index, e-mini,
Long, expires 03/17/06                         45         2,888                0

(a) Issuer is affiliated with the fund's adviser

(b) All or a portion of this security is held as collateral for open futures contracts

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK GROWTH PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 16.0%  COMMON STOCK                                     69,750          113,642

  0.1%  FOREIGN COMMON                                      240              726
        STOCK

 83.4%  OTHER INVESTMENT                                481,258          590,041
        COMPANIES

  0.4%  SHORT-TERM                                        2,672            2,672
        INVESTMENT
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               553,920          707,081

  0.1%  OTHER ASSETS AND
        LIABILITIES, NET                                                     681
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 707,762

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
COMMON STOCK 16.0% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                    700               10
Dana Corp. *                                              1,578                8
Ford Motor Co.                                           18,103              155
General Motors Corp.                                      5,425              130
Harley-Davidson, Inc.                                     3,000              161
Johnson Controls, Inc.                                    1,800              125
The Goodyear Tire & Rubber Co. *                          1,600               25
                                                                      ----------
                                                                             614
BANKS 1.2%
--------------------------------------------------------------------------------
AmSouth Bancorp                                           3,300               91
Bank of America Corp.                                    46,111            2,039
BB&T Corp.                                                5,300              207
Comerica, Inc.                                            1,700               94
Compass Bancshares, Inc.                                  1,200               58
Countrywide Financial Corp.                               5,298              177
Fannie Mae                                                9,400              545
Fifth Third Bancorp                                       5,369              202
First Horizon National Corp.                              1,200               45
Freddie Mac                                               6,600              448
Golden West Financial Corp.                               2,800              198
Huntington Bancshares, Inc.                               2,262               52
KeyCorp, Inc.                                             4,400              156
M&T Bank Corp.                                              998              108
Marshall & Ilsley Corp.                                   2,056               86
MGIC Investment Corp.                                       900               59
National City Corp.                                       6,100              208
North Fork Bancorp, Inc.                                  4,500              116
PNC Financial Services Group, Inc.                        2,800              182
Regions Financial Corp.                                   4,542              151
Sovereign Bancorp, Inc.                                   3,700               81
SunTrust Banks, Inc.                                      3,500              250
Synovus Financial Corp.                                   2,750               76
U.S. Bancorp                                             17,972              538
Wachovia Corp.                                           15,610              856
Washington Mutual, Inc.                                   9,843              417
Wells Fargo & Co.                                        16,615            1,036
Zions Bancorp                                               900               71
                                                                      ----------
                                                                           8,547
CAPITAL GOODS 1.4%
--------------------------------------------------------------------------------
3M Co.                                                    7,600              553
American Power Conversion Corp.                           1,725               41
American Standard Cos., Inc.                              2,100               76
Caterpillar, Inc.                                         6,600              448
Cooper Industries Ltd., Class A                             900               73
Cummins, Inc.                                               400               39
Danaher Corp.                                             2,800              159
Deere & Co.                                               2,300              165
Dover Corp.                                               2,000               92
Eaton Corp.                                               1,400               93
Emerson Electric Co.                                      4,000              310
Fluor Corp.                                                 800               70
General Dynamics Corp.                                    2,000              233
General Electric Co.                                    105,201            3,445
Goodrich Corp.                                            1,100               43
Honeywell International, Inc.                             8,437              324
Illinois Tool Works, Inc.                                 2,100              177
Ingersoll-Rand Co., Class A                               3,300              130
ITT Industries, Inc.                                        900               92
L-3 Communications Holdings, Inc.                         1,100               89
Lockheed Martin Corp.                                     3,900              264
Masco Corp.                                               4,500              133
Navistar International Corp. *                              700               19
Northrop Grumman Corp.                                    3,592              223
Paccar, Inc.                                              1,575              110
Pall Corp.                                                1,000               29
Parker Hannifin Corp.                                     1,150               87
Raytheon Co.                                              4,500              184
Rockwell Automation, Inc.                                 1,900              125

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Rockwell Collins, Inc.                                    1,900               89
Textron, Inc.                                             1,500              127
The Boeing Co.                                            8,078              552
Tyco International Ltd.                                  19,803              516
United Technologies Corp.                                10,000              584
W.W. Grainger, Inc.                                         900               64
                                                                     -----------
                                                                           9,758
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                           3,100               28
Apollo Group, Inc., Class A *                             1,700               95
Avery Dennison Corp.                                      1,200               72
Cendant Corp.                                            10,332              173
Cintas Corp.                                              1,638               70
Equifax, Inc.                                             1,200               46
H&R Block, Inc.                                           3,400               83
Monster Worldwide, Inc. *                                   954               41
Pitney Bowes, Inc.                                        2,300               98
R.R. Donnelley & Sons Co.                                 2,100               68
Robert Half International, Inc.                           1,700               62
Waste Management, Inc.                                    5,517              174
                                                                     -----------
                                                                           1,010
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Black & Decker Corp.                                        900               78
Brunswick Corp.                                             900               34
Centex Corp.                                              1,200               86
Coach, Inc. *                                             3,600              129
D.R. Horton, Inc.                                         2,660               99
Eastman Kodak Co.                                         3,100               78
Fortune Brands, Inc.                                      1,400              105
Hasbro, Inc.                                              1,650               35
Jones Apparel Group, Inc.                                 1,200               38
KB Home                                                     800               61
Leggett & Platt, Inc.                                     2,000               49
Lennar Corp., Class A                                     1,300               81
Liz Claiborne, Inc.                                       1,200               42
Mattel, Inc.                                              4,151               68
Maytag Corp.                                                900               15
Newell Rubbermaid, Inc.                                   2,745               65
Nike, Inc., Class B                                       2,300              186
Pulte Homes, Inc.                                         2,400               96
Reebok International Ltd.                                   500               29
Snap-On, Inc.                                               600               24
The Stanley Works                                           600               29
VF Corp.                                                  1,200               67
Whirlpool Corp.                                             800               65
                                                                     -----------
                                                                           1,559
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Carnival Corp.                                            4,300              223
Darden Restaurants, Inc.                                  1,800               73
Harrah's Entertainment, Inc.                              1,780              131
Hilton Hotels Corp.                                       3,600               90
International Game Technology                             3,400              122
Marriott International, Inc., Class A                     1,950              130
McDonald's Corp.                                         12,401              434
Starbucks Corp. *                                         7,920              251
Starwood Hotels & Resorts Worldwide, Inc.                 1,900              115
Wendy's International, Inc.                               1,000               59
YUM! Brands, Inc.                                         3,120              154
                                                                     -----------
                                                                           1,782
DIVERSIFIED FINANCIALS 1.3%
--------------------------------------------------------------------------------
American Express Co.                                     12,300              645
Ameriprise Financial, Inc.                                2,300               94
Capital One Financial Corp.                               2,900              242
CIT Group, Inc.                                           2,000              107
Citigroup, Inc.                                          51,293            2,389
E*TRADE Financial Corp. *                                 3,500               83
Federated Investors, Inc., Class B                        1,100               42
Franklin Resources, Inc.                                  1,500              148
Goldman Sachs Group, Inc.                                 4,379              618
Janus Capital Group, Inc.                                 2,200               46
JPMorgan Chase & Co.                                     34,915            1,388
Lehman Brothers Holdings, Inc.                            2,600              365
Mellon Financial Corp.                                    4,100              145
Merrill Lynch & Co., Inc.                                 9,400              706
Moody's Corp.                                             3,000              190
Morgan Stanley                                           10,900              670
Northern Trust Corp.                                      2,200              115
SLM Corp.                                                 4,110              230
State Street Corp.                                        3,300              199
T. Rowe Price Group, Inc.                                 1,200               92
The Bank of New York Co., Inc.                            7,300              232
The Bear Stearns Co., Inc.                                1,082              137
The Charles Schwab Corp.                                 11,242              166
                                                                     -----------
                                                                           9,049
ENERGY 1.6%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                          840              130
Anadarko Petroleum Corp.                                  2,418              261
Apache Corp.                                              3,308              250
Baker Hughes, Inc.                                        3,360              260
BJ Services Co.                                           3,000              121
Burlington Resources, Inc.                                3,810              348
ChevronTexaco Corp.                                      22,235            1,320
ConocoPhillips                                           13,692              886
Devon Energy Corp.                                        4,600              314
El Paso Corp.                                             6,306               85
EOG Resources, Inc.                                       2,256              191
Exxon Mobil Corp.                                        62,399            3,915

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Halliburton Co.                                           4,958              394
Kerr-McGee Corp.                                          1,041              115
Kinder Morgan, Inc.                                       1,107              106
Marathon Oil Corp.                                        3,589              276
Murphy Oil Corp.                                          1,600               91
Nabors Industries Ltd. *                                  1,400              114
National-Oilwell Varco, Inc. *                            1,600              122
Noble Corp.                                               1,300              105
Occidental Petroleum Corp.                                3,900              381
Rowan Cos., Inc. *                                        1,100               49
Sunoco, Inc.                                              1,400              133
Transocean, Inc. *                                        2,945              239
Valero Energy Corp.                                       6,000              375
Weatherford International Ltd. *                          2,720              122
Williams Cos., Inc.                                       5,000              119
XTO Energy, Inc.                                          3,333              164
                                                                     -----------
                                                                          10,986
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Albertson's, Inc.                                         3,538               89
Costco Wholesale Corp.                                    4,400              220
CVS Corp.                                                 7,800              217
Kroger Co. *                                              7,200              132
Safeway, Inc.                                             4,200               98
Supervalu, Inc.                                           1,400               45
Sysco Corp.                                               6,200              190
Wal-Mart Stores, Inc.                                    24,801            1,144
Walgreen Co.                                              9,900              428
Whole Foods Market, Inc.                                  1,000               74
Winn-Dixie Stores, Inc. *                                 1,500               --
                                                                     -----------
                                                                           2,637
FOOD, BEVERAGE & TOBACCO 0.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       20,300            1,469
Anheuser-Busch Cos., Inc.                                 7,800              323
Archer-Daniels-Midland Co.                                6,532              206
Brown-Forman Corp., Class B                                 904               64
Campbell Soup Co.                                         1,800               54
Coca-Cola Enterprises, Inc.                               4,000               79
ConAgra Foods, Inc.                                       4,900              102
Constellation Brands, Inc., Class A *                     1,920               51
General Mills, Inc.                                       3,576              174
H.J. Heinz Co.                                            3,400              115
Hershey Foods Corp.                                       2,400              123
Kellogg Co.                                               2,500              107
McCormick & Co., Inc.                                     1,400               42
Molson Coors Brewing Co., Class B                           800               50
PepsiCo, Inc.                                            16,460              941
Reynolds American, Inc.                                   1,142              116
Sara Lee Corp.                                            7,600              139
The Coca-Cola Co.                                        20,601              852
The Pepsi Bottling Group, Inc.                            1,932               56
Tyson Foods, Inc., Class A                                2,500               36
UST, Inc.                                                 1,600               62
Wm. Wrigley Jr. Co.                                       1,900              122
                                                                     -----------
                                                                           5,283
HEALTH CARE EQUIPMENT & SERVICES 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                               2,848              276
AmerisourceBergen Corp.                                   2,000               87
Bausch & Lomb, Inc.                                         600               40
Baxter International, Inc.                                6,100              225
Becton Dickinson & Co.                                    2,600              168
Biomet, Inc.                                              2,475               94
Boston Scientific Corp. *                                 5,848              128
C.R. Bard, Inc.                                           1,000               63
Cardinal Health, Inc.                                     4,100              295
Caremark Rx, Inc. *                                       4,470              220
CIGNA Corp.                                               1,400              170
Coventry Health Care, Inc. *                              1,650               98
Express Scripts, Inc. *                                   1,600              146
Fisher Scientific International, Inc. *                   1,115               75
Guidant Corp.                                             3,000              221
HCA, Inc.                                                 3,200              157
Health Management Associates, Inc., Class A               2,400               50
Hospira, Inc. *                                           1,530               68
Humana, Inc. *                                            1,400               78
IMS Health, Inc.                                          2,300               57
Laboratory Corp. of America Holdings *                    1,300               76
Manor Care, Inc.                                          1,100               43
McKesson Corp.                                            2,654              141
Medco Health Solutions, Inc. *                            2,641              143
Medtronic, Inc.                                          11,800              666
Millipore Corp. *                                           400               27
Patterson Cos., Inc. *                                    1,300               45
PerkinElmer, Inc.                                         1,000               23
Quest Diagnostics                                         1,802               89
Stryker Corp.                                             2,884              144
Tenet Healthcare Corp. *                                  4,650               34
Thermo Electron Corp. *                                   1,300               44
UnitedHealth Group, Inc.                                 12,601              749
Waters Corp. *                                            1,300               55
Zimmer Holdings, Inc. *                                   2,300              159
                                                                     -----------
                                                                           5,154
HOUSEHOLD & PERSONAL PRODUCTS 0.5%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                 900               40
Avon Products, Inc.                                       4,800              136
Clorox Co.                                                1,500               90
Colgate-Palmolive Co.                                     5,300              291
Kimberly-Clark Corp.                                      4,960              283

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Procter & Gamble Co.                                     33,718            1,997
St. Jude Medical, Inc. *                                  3,500              172
WellPoint, Inc. *                                         5,902              453
                                                                     -----------
                                                                           3,462
INSURANCE 0.8%
--------------------------------------------------------------------------------
ACE Ltd.                                                  2,500              137
AFLAC, Inc.                                               5,200              244
AMBAC Financial Group, Inc.                               1,015               78
American International Group, Inc.                       25,552            1,673
AON Corp.                                                 2,625               90
Cincinnati Financial Corp.                                1,984               90
Genworth Financial, Inc., Class A                         3,700              121
Jefferson-Pilot Corp.                                     1,412               82
Lincoln National Corp.                                    1,900              104
Loews Corp.                                               1,600              158
Marsh & McLennan Cos., Inc.                               5,200              158
MBIA, Inc.                                                1,350               83
Metlife, Inc.                                             7,310              367
Principal Financial Group, Inc.                           3,065              144
Prudential Financial, Inc.                                5,200              392
Safeco Corp.                                              1,100               57
The Allstate Corp.                                        6,700              349
The Chubb Corp.                                           1,900              179
The Hartford Financial Services Group, Inc.               2,900              238
The Progressive Corp.                                     2,100              221
The St. Paul Travelers Cos., Inc.                         6,453              293
Torchmark Corp.                                           1,100               62
UnumProvident Corp.                                       2,349               48
XL Capital Ltd., Class A                                  1,300               88
                                                                     -----------
                                                                           5,456
MATERIALS 0.5%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            2,300              142
Alcoa, Inc.                                               8,472              267
Allegheny Technologies, Inc.                                735               38
Ashland, Inc.                                               800               53
Ball Corp.                                                  800               32
Bemis Co.                                                 1,000               30
E.I. du Pont de Nemours & Co.                             9,593              376
Eastman Chemical Co.                                        800               39
Ecolab, Inc.                                              2,200               79
Engelhard Corp.                                           1,300               52
Freeport-McMoran Copper & Gold, Inc., Class B             1,700              109
Hercules, Inc. *                                            900               11
International Flavors & Fragrances, Inc.                  1,100               36
International Paper Co.                                   4,846              158
Louisiana-Pacific Corp.                                     600               18
MeadWestvaco Corp.                                        1,970               53
Monsanto Co.                                              2,493              211
Newmont Mining Corp.                                      4,201              260
Nucor Corp.                                               1,800              152
Pactiv Corp. *                                            1,500               33
Phelps Dodge Corp.                                          910              146
PPG Industries, Inc.                                      1,700              101
Praxair, Inc.                                             3,200              169
Rohm & Haas Co.                                           2,205              112
Sealed Air Corp.                                            882               49
Sigma-Aldrich Corp.                                         600               39
Temple-Inland, Inc.                                       1,200               56
The Dow Chemical Co.                                      9,394              397
United States Steel Corp.                                   900               54
Vulcan Materials Co.                                        800               57
Weyerhaeuser Co.                                          2,300              160
                                                                     -----------
                                                                           3,489
MEDIA 0.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                        7,906              207
Clear Channel Communications, Inc.                        5,217              153
Comcast Corp., Class A *                                 21,843              608
Dow Jones & Co., Inc.                                       800               30
Gannett Co., Inc.                                         2,500              154
Interpublic Group of Cos., Inc. *                         3,700               37
Knight-Ridder, Inc.                                         900               56
Live Nation, Inc. *                                          --               --
McGraw Hill Cos., Inc.                                    3,800              194
Meredith Corp.                                              500               27
News Corp., Inc., Class A                                24,300              383
Omnicom Group, Inc.                                       1,800              147
The E.W. Scripps Co., Class A                               800               39
The New York Times Co., Class A                           1,400               40
The Walt Disney Co.                                      20,119              509
Time Warner, Inc.                                        45,150              791
Tribune Co.                                               3,100               90
Univision Communications, Inc., Class A *                 3,104               99
Viacom, Inc., Class B *                                   7,906              328
                                                                     -----------
                                                                           3,892
PHARMACEUTICALS & BIOTECHNOLOGY 1.3%
--------------------------------------------------------------------------------
Abbott Laboratories                                      15,300              660
Allergan, Inc.                                            1,300              151
Amgen, Inc. *                                            12,138              885
Applied Biosystems Group - Applera Corp.                  2,000               57
Biogen Idec, Inc. *                                       3,125              140
Bristol-Myers Squibb Co.                                 19,000              433
Chiron Corp. *                                            1,800               82
Eli Lilly & Co.                                          10,900              617
Forest Laboratories, Inc. *                               3,400              158

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Genzyme Corp. *                                           2,400              170
Gilead Sciences, Inc. *                                   4,300              262
Johnson & Johnson                                        29,254            1,683
King Pharmaceuticals, Inc. *                              2,133               40
Medimmune, Inc. *                                         2,400               82
Merck & Co., Inc.                                        21,600              745
Mylan Laboratories, Inc.                                  2,600               51
Pfizer, Inc.                                             73,477            1,887
Schering-Plough Corp.                                    14,100              270
Watson Pharmaceuticals, Inc. *                            1,000               33
Wyeth                                                    13,100              606
                                                                      ----------
                                                                           9,012
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management Co., Class A              900               39
Archstone-Smith Trust                                     1,900               89
Equity Office Properties Trust                            3,900              124
Equity Residential                                        2,600              110
Plum Creek Timber Co., Inc.                               1,700               63
ProLogis                                                  1,700               87
Public Storage, Inc.                                        800               58
Simon Property Group, Inc.                                2,200              182
Vornado Realty Trust                                      1,200              106
                                                                      ----------
                                                                             858
RETAILING 0.6%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                        3,000              134
AutoNation, Inc. *                                        2,190               49
AutoZone, Inc. *                                            800               78
Bed Bath & Beyond, Inc. *                                 2,800              105
Best Buy Co., Inc.                                        4,505              228
Big Lots, Inc. *                                          1,100               15
Circuit City Stores, Inc.                                 2,000               50
Dillards, Inc., Class A                                     500               13
Dollar General Corp.                                      3,303               56
eBay, Inc. *                                             11,036              476
Family Dollar Stores, Inc.                                1,700               41
Federated Department Stores, Inc.                         2,572              171
Genuine Parts Co.                                         1,800               77
Home Depot, Inc.                                         21,041              853
J.C. Penney Co., Inc.                                     2,800              156
Kohl's Corp. *                                            3,200              142
Limited Brands, Inc.                                      3,738               88
Lowe's Cos., Inc.                                         7,600              483
Nordstrom, Inc.                                           2,600              109
Office Depot, Inc. *                                      3,300              109
OfficeMax, Inc.                                             700               20
RadioShack Corp.                                          1,900               42
Sears Holdings Corp. *                                    1,000              121
Staples, Inc.                                             7,125              169
The Gap, Inc.                                             7,200              130
The Sherwin-Williams Co.                                  1,200               64
The TJX Cos., Inc.                                        5,200              133
Tiffany & Co.                                             1,400               53
                                                                      ----------
                                                                           4,165
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                            3,840              161
Altera Corp. *                                            3,680               71
Analog Devices, Inc.                                      3,400              135
Applied Materials, Inc.                                  16,200              309
Applied Micro Circuits Corp. *                            2,862                9
Broadcom Corp., Class A *                                 2,900              198
Freescale Semiconductor, Inc., Class B *                  3,898               98
Intel Corp.                                              60,531            1,287
KLA-Tencor Corp.                                          1,800               94
Linear Technology Corp.                                   3,000              112
LSI Logic Corp. *                                         3,000               27
Maxim Integrated Products, Inc.                           3,100              127
Micron Technology, Inc. *                                 5,400               79
National Semiconductor Corp.                              3,400               96
Novellus Systems, Inc. *                                  1,325               38
Nvidia Corp. *                                            1,400               63
PMC - Sierra, Inc. *                                      1,600               15
Target Corp.                                              8,800              482
Teradyne, Inc. *                                          1,700               30
Texas Instruments, Inc.                                  16,800              491
Xilinx, Inc.                                              3,200               90
                                                                      ----------
                                                                           4,012
SOFTWARE & SERVICES 0.8%
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                       4,800              191
Affiliated Computer Services, Inc., Class A *             1,271               80
Autodesk, Inc.                                            2,400               97
Automatic Data Processing, Inc.                           5,700              250
BMC Software, Inc. *                                      2,400               53
Citrix Systems, Inc. *                                    1,800               56
Computer Associates International, Inc. *                 5,625              154
Computer Sciences Corp. *                                 1,680               85
Compuware Corp. *                                         3,600               30
Convergys Corp. *                                         1,354               23
Electronic Arts, Inc. *                                   2,866              156
Electronic Data Systems Corp.                             4,600              116
First Data Corp.                                          7,888              356
Fiserv, Inc. *                                            1,800               79
Intuit, Inc. *                                            1,972              103
Microsoft Corp.                                          91,421            2,573
Novell, Inc. *                                            3,200               31
Oracle Corp. *                                           37,448              471
Parametric Technology Corp. *                             2,700               17
Paychex, Inc.                                             3,600              131

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Sabre Holdings Corp., Class A                             1,283               31
Siebel Systems, Inc.                                      4,300               46
Symantec Corp. *                                         11,721              215
Unisys Corp. *                                            3,100               21
Yahoo! Inc. *                                            12,600              433
                                                                      ----------
                                                                           5,798
TECHNOLOGY HARDWARE & EQUIPMENT 1.1%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                              857               22
Agilent Technologies, Inc. *                              4,437              150
Andrew Corp. *                                            1,550               20
Apple Computer, Inc. *                                    8,000              604
Avaya, Inc. *                                             4,132               44
CIENA Corp. *                                             3,200               13
Cisco Systems, Inc. *                                    63,501            1,179
Comverse Technology, Inc. *                               1,900               52
Corning, Inc. *                                          13,900              338
Dell, Inc. *                                             23,740              696
EMC Corp. *                                              23,186              311
Gateway, Inc. *                                           3,100                8
Hewlett-Packard Co.                                      28,403              886
International Business Machines Corp.                    15,820            1,286
Jabil Circuit, Inc. *                                     1,998               81
JDS Uniphase Corp. *                                     12,589               39
Lexmark International, Inc., Class A *                    1,300               63
Lucent Technologies, Inc. *                              40,092              106
Molex, Inc.                                               1,875               57
Motorola, Inc.                                           24,131              548
NCR Corp. *                                               2,000               74
Network Appliance, Inc. *                                 3,400              106
QLogic Corp. *                                              869               35
Qualcomm, Inc.                                           16,200              777
Sanmina -- SCI Corp. *                                    5,000               21
Scientific-Atlanta, Inc.                                  1,600               68
Solectron Corp. *                                         7,900               30
Sun Microsystems, Inc. *                                 30,800              139
Symbol Technologies, Inc.                                 2,031               25
Xerox Corp. *                                             9,400              135
                                                                      ----------
                                                                           7,913
TELECOMMUNICATION SERVICES 0.5%
--------------------------------------------------------------------------------
Alltel Corp.                                              3,730              224
AT&T Corp.                                               38,071              988
BellSouth Corp.                                          17,800              512
CenturyTel, Inc.                                          1,350               45
Citizens Communications Co.                               2,576               32
Qwest Communications International, Inc. *               15,773               95
Sprint Corp. (FON Group)                                 28,569              654
Tektronix, Inc.                                             900               26
Tellabs, Inc. *                                           4,000               51
Verizon Communications, Inc.                             27,258              863
                                                                      ----------
                                                                           3,490
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                        3,800              305
CSX Corp.                                                 2,200              118
Delta Air Lines, Inc. *                                   1,300                1
FedEx Corp.                                               2,920              295
Norfolk Southern Corp.                                    3,600              179
Ryder Systems, Inc.                                         400               18
Southwest Airlines Co.                                    7,480              123
Union Pacific Corp.                                       2,500              221
United Parcel Service, Inc., Class B                     10,818              810
                                                                      ----------
                                                                           2,070
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                  1,070               37
Ameren Corp.                                              1,800               91
American Electric Power Co., Inc.                         3,860              144
CenterPoint Energy, Inc.                                  2,949               38
Cinergy Corp.                                             1,600               70
CMS Energy Corp. *                                        1,000               15
Consolidated Edison, Inc.                                 2,100               99
Constellation Energy Group, Inc.                          1,700               99
Dominion Resources, Inc.                                  3,378              255
DTE Energy Co.                                            1,700               72
Duke Energy Corp.                                         8,853              251
Dynegy, Inc., Class A *                                   3,100               17
Edison International                                      3,200              140
Entergy Corp.                                             2,100              146
Exelon Corp.                                              6,524              375
FirstEnergy Corp.                                         3,195              160
FPL Group, Inc.                                           3,800              159
KeySpan Corp.                                             1,300               47
Nicor, Inc.                                                 500               20
NiSource, Inc.                                            2,646               54
Peoples Energy Corp.                                        200                7
PG&E Corp.                                                4,000              149
Pinnacle West Capital Corp.                                 800               34
PPL Corp.                                                 3,600              108
Progress Energy, Inc.                                     2,475              108
Public Service Enterprise Group, Inc.                     2,300              160
Sempra Energy                                             2,103              101
TECO Energy, Inc.                                         1,300               22
The AES Corp. *                                           6,000              102
The Southern Co.                                          7,200              251
TXU Corp.                                                 4,734              240

SCHWAB MARKETTRACK GROWTH PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                      NUMBER OF         VALUE
SECURITY                                                SHARES       ($ X 1,000)
Xcel Energy, Inc.                                         3,850               75
                                                                      ----------
                                                                           3,646

FOREIGN COMMON STOCK 0.1% OF NET ASSETS

NETHERLANDS ANTILLES 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                         5,720              726

OTHER INVESTMENT COMPANIES  83.4% OF NET ASSETS

Schwab Institutional Select S&P 500 Fund (a)         16,576,531          166,760
Schwab International Index Fund, Select
   Shares (a)                                         7,611,303          143,549
Schwab Small-Cap Index Fund, Select Shares (a)        5,805,439          143,801
Schwab Total Bond Market Fund (a)                    10,618,108          104,695
Schwab Value Advantage Money Fund, Institutional
   Shares (a)                                        31,235,725           31,236
                                                                      ----------
                                                                         590,041

SECURITY                                            FACE AMOUNT         VALUE
         RATE, MATURITY DATE                        ($ X 1,000)      ($ X 1,000)
SHORT-TERM INVESTMENT 0.4% OF NET ASSETS

Brown Brothers
   3.94%, 02/01/06                                        2,672            2,672

END OF INVESTMENTS.

At January 31, 2006 the tax basis cost of the fund's investments was $558,752, and the unrealized gains and losses were $156,952 and ($8,623), respectively.

 *  Non-income producing security

(a) Issuer is affiliated with the fund's adviser

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK BALANCED PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 14.4%  COMMON STOCK                                     47,242           76,129

  0.1%  FOREIGN COMMON                                      168              497
        STOCK

 84.9%  OTHER INVESTMENT                                380,799          447,858
        COMPANIES

  0.4%  SHORT-TERM                                        2,128            2,128
        INVESTMENT

--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                               430,337          526,612

  0.2%  OTHER ASSETS AND
        LIABILITIES, NET                                                     985
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 527,597

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 14.4% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.1%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                   401                 6
Dana Corp. *                                             1,086                 5
Ford Motor Co.                                          12,187               104
General Motors Corp.                                     3,651                88
Harley-Davidson, Inc.                                    2,001               107
Johnson Controls, Inc.                                   1,201                83
The Goodyear Tire & Rubber Co. *                         1,001                16
                                                                     -----------
                                                                             409
BANKS 1.1%
--------------------------------------------------------------------------------
AmSouth Bancorp                                          2,600                72
Bank of America Corp.                                   30,428             1,346
BB&T Corp.                                               3,600               141
Comerica, Inc.                                           1,100                61
Compass Bancshares, Inc.                                   800                39
Countrywide Financial Corp.                              3,498               117
Fannie Mae                                               6,301               365
Fifth Third Bancorp                                      3,659               138
First Horizon National Corp.                               800                30
Freddie Mac                                              4,501               305
Golden West Financial Corp.                              2,000               141
Huntington Bancshares, Inc.                              1,597                37
KeyCorp, Inc.                                            2,600                92
M&T Bank Corp.                                             500                54
Marshall & Ilsley Corp.                                  1,344                56
MGIC Investment Corp.                                      700                46
National City Corp.                                      4,101               140
North Fork Bancorp, Inc.                                 3,000                77
PNC Financial Services Group, Inc.                       1,900               123
Regions Financial Corp.                                  3,078               102
Sovereign Bancorp, Inc.                                  1,800                39
SunTrust Banks, Inc.                                     2,300               164
Synovus Financial Corp.                                  1,900                53
U.S. Bancorp                                            12,555               376
Wachovia Corp.                                          10,495               575
Washington Mutual, Inc.                                  6,635               281
Wells Fargo & Co.                                       11,236               701
Zions Bancorp                                              600                48
                                                                     -----------
                                                                           5,719
CAPITAL GOODS 1.2%
--------------------------------------------------------------------------------
3M Co.                                                   5,001               364
American Power Conversion Corp.                          1,175                28
American Standard Cos., Inc.                             1,500                54
Caterpillar, Inc.                                        4,601               312
Cooper Industries Ltd., Class A                            600                49
Cummins, Inc.                                              300                29
Danaher Corp.                                            2,000               113
Deere & Co.                                              1,500               108
Dover Corp.                                              1,400                64
Eaton Corp.                                              1,000                66
Emerson Electric Co.                                     2,801               217
Fluor Corp.                                                500                44
General Dynamics Corp.                                   1,300               151
General Electric Co.                                    70,661             2,314
Goodrich Corp.                                             700                28
Honeywell International, Inc.                            5,701               219
Illinois Tool Works, Inc.                                1,400               118
Ingersoll-Rand Co., Class A                              2,200                86
ITT Industries, Inc.                                       600                62
L-3 Communications Holdings, Inc.                          700                57
Lockheed Martin Corp.                                    2,400               162
Masco Corp.                                              3,001                89
Navistar International Corp. *                             400                11
Northrop Grumman Corp.                                   2,256               140
Paccar, Inc.                                             1,050                73
Pall Corp.                                                 800                23
Parker Hannifin Corp.                                      700                53

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Raytheon Co.                                             2,600               107
Rockwell Automation, Inc.                                1,200                79
Rockwell Collins, Inc.                                   1,200                56
Textron, Inc.                                            1,000                85
The Boeing Co.                                           5,485               375
Tyco International Ltd.                                 12,950               337
United Technologies Corp.                                6,601               385
W.W. Grainger, Inc.                                        600                43
                                                                     -----------
                                                                           6,501
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                          2,101                19
Apollo Group, Inc., Class A *                            1,101                61
Avery Dennison Corp.                                       700                42
Cendant Corp.                                            6,416               107
Cintas Corp.                                             1,103                47
Equifax, Inc.                                              900                35
H&R Block, Inc.                                          2,401                59
Monster Worldwide, Inc. *                                  666                28
Pitney Bowes, Inc.                                       1,601                68
R.R. Donnelley & Sons Co.                                1,401                46
Robert Half International, Inc.                          1,201                44
Waste Management, Inc.                                   3,713               117
                                                                     -----------
                                                                             673
CONSUMER DURABLES & APPAREL 0.2%
--------------------------------------------------------------------------------
Black & Decker Corp.                                       600                52
Brunswick Corp.                                            600                23
Centex Corp.                                               800                57
Coach, Inc. *                                            2,401                86
D.R. Horton, Inc.                                        1,791                67
Eastman Kodak Co.                                        2,001                50
Fortune Brands, Inc.                                     1,000                75
Hasbro, Inc.                                             1,276                27
Jones Apparel Group, Inc.                                  800                25
KB Home                                                    600                46
Leggett & Platt, Inc.                                    1,301                32
Lennar Corp., Class A                                      900                56
Liz Claiborne, Inc.                                        800                28
Mattel, Inc.                                             2,826                47
Maytag Corp.                                               600                10
Newell Rubbermaid, Inc.                                  1,873                44
Nike, Inc., Class B                                      1,301               105
Pulte Homes, Inc.                                        1,601                64
Reebok International Ltd.                                  300                18
Snap-On, Inc.                                              350                14
The Stanley Works                                          600                30
VF Corp.                                                   800                44
Whirlpool Corp.                                            500                40
                                                                     -----------
                                                                           1,040
CONSUMER SERVICES 0.2%
--------------------------------------------------------------------------------
Carnival Corp.                                           2,871               149
Darden Restaurants, Inc.                                 1,351                55
Harrah's Entertainment, Inc.                             1,201                88
Hilton Hotels Corp.                                      2,501                62
International Game Technology                            2,101                75
Marriott International, Inc.,
   Class A                                               1,100                73
McDonald's Corp.                                         8,101               284
Starbucks Corp. *                                        4,881               155
Starwood Hotels & Resorts
   Worldwide, Inc.                                       1,201                73
Wendy's International, Inc.                                800                47
YUM! Brands, Inc.                                        2,061               102
                                                                     -----------
                                                                           1,163
DIVERSIFIED FINANCIALS 1.2%
--------------------------------------------------------------------------------
American Express Co.                                     8,311               436
Ameriprise Financial, Inc.                               1,542                63
Capital One Financial Corp.                              1,900               158
CIT Group, Inc.                                          1,300                69
Citigroup, Inc.                                         34,267             1,596
E*TRADE Financial Corp. *                                2,400                57
Federated Investors, Inc., Class B                         700                27
Franklin Resources, Inc.                                 1,010                99
Goldman Sachs Group, Inc.                                3,080               435
Janus Capital Group, Inc.                                1,400                29
JPMorgan Chase & Co.                                    23,414               931
Lehman Brothers Holdings, Inc.                           1,800               253
Mellon Financial Corp.                                   2,800                99
Merrill Lynch & Co., Inc.                                6,301               473
Moody's Corp.                                            2,000               127
Morgan Stanley                                           7,011               431
Northern Trust Corp.                                     1,400                73
SLM Corp.                                                3,001               168
State Street Corp.                                       2,200               133
T. Rowe Price Group, Inc.                                  800                61
The Bank of New York Co., Inc.                           4,901               156
The Bear Stearns Co., Inc.                                 602                76
The Charles Schwab Corp. (a)                             6,884               102
                                                                     -----------
                                                                           6,052
ENERGY 1.4%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                         600                93
Anadarko Petroleum Corp.                                 1,510               163
Apache Corp.                                             2,048               155
Baker Hughes, Inc.                                       2,250               174
BJ Services Co.                                          2,000                81
Burlington Resources, Inc.                               2,520               230
ChevronTexaco Corp.                                     14,728               874
ConocoPhillips                                           9,169               593

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Devon Energy Corp.                                       3,001               205
El Paso Corp.                                            3,223                43
EOG Resources, Inc.                                      1,518               128
Exxon Mobil Corp.                                       42,011             2,636
Halliburton Co.                                          3,375               268
Kerr-McGee Corp.                                           812                90
Kinder Morgan, Inc.                                        745                72
Marathon Oil Corp.                                       2,218               170
Murphy Oil Corp.                                         1,100                63
Nabors Industries Ltd. *                                 1,000                81
National-Oilwell Varco, Inc. *                           1,130                86
Noble Corp.                                                900                72
Occidental Petroleum Corp.                               2,701               264
Rowan Cos., Inc. *                                         600                27
Sunoco, Inc.                                               900                86
Transocean, Inc. *                                       2,016               164
Valero Energy Corp.                                      4,001               250
Weatherford International Ltd. *                         1,820                81
Williams Cos., Inc.                                      3,001                72
XTO Energy, Inc.                                         2,266               111
                                                                     -----------
                                                                           7,332
FOOD & STAPLES RETAILING 0.3%
--------------------------------------------------------------------------------
Albertson's, Inc.                                        2,672                67
Costco Wholesale Corp.                                   3,001               150
CVS Corp.                                                5,201               144
Kroger Co. *                                             5,301                97
Safeway, Inc.                                            2,801                66
Supervalu, Inc.                                            900                29
Sysco Corp.                                              4,401               135
Wal-Mart Stores, Inc.                                   16,641               767
Walgreen Co.                                             6,601               286
Whole Foods Market, Inc.                                   800                59
Winn-Dixie Stores, Inc. *                                1,201                --
                                                                     -----------
                                                                           1,800
FOOD, BEVERAGE & TOBACCO 0.7%
--------------------------------------------------------------------------------
Altria Group, Inc.                                      13,641               987
Anheuser-Busch Cos., Inc.                                5,201               216
Archer-Daniels-Midland Co.                               4,447               140
Brown-Forman Corp., Class B                                804                57
Campbell Soup Co.                                        1,200                36
Coca-Cola Enterprises, Inc.                              2,701                53
ConAgra Foods, Inc.                                      3,301                68
Constellation Brands, Inc., Class A *                    1,290                34
General Mills, Inc.                                      2,393               116
H.J. Heinz Co.                                           2,300                78
Hershey Foods Corp.                                      1,600                82
Kellogg Co.                                              1,700                73
McCormick & Co., Inc.                                      900                27
Molson Coors Brewing Co., Class B                          200                13
PepsiCo, Inc.                                           11,071               633
Reynolds American, Inc.                                    614                62
Sara Lee Corp.                                           5,101                93
The Coca-Cola Co.                                       13,811               572
The Pepsi Bottling Group, Inc.                             926                27
Tyson Foods, Inc., Class A                               1,700                24
UST, Inc.                                                1,100                43
Wm. Wrigley Jr. Co.                                      1,200                77
                                                                     -----------
                                                                           3,511
HEALTH CARE EQUIPMENT & SERVICES 0.7%
--------------------------------------------------------------------------------
Aetna, Inc.                                              2,069               200
AmerisourceBergen Corp.                                  1,400                61
Bausch & Lomb, Inc.                                        400                27
Baxter International, Inc.                               3,801               140
Becton Dickinson & Co.                                   1,800               117
Biomet, Inc.                                             1,575                60
Boston Scientific Corp. *                                3,949                86
C.R. Bard, Inc.                                            600                38
Cardinal Health, Inc.                                    2,776               200
Caremark Rx, Inc. *                                      2,989               147
CIGNA Corp.                                              1,000               122
Coventry Health Care, Inc. *                             1,050                62
Express Scripts, Inc. *                                  1,000                91
Fisher Scientific International,
   Inc. *                                                  720                48
Guidant Corp.                                            2,000               147
HCA, Inc.                                                2,209               108
Health Management Associates,
   Inc., Class A                                         1,600                34
Hospira, Inc. *                                          1,020                46
Humana, Inc. *                                             800                45
IMS Health, Inc.                                         1,500                37
Laboratory Corp. of America
   Holdings *                                              900                53
Manor Care, Inc.                                           500                20
McKesson Corp.                                           1,773                94
Medco Health Solutions, Inc. *                           1,784                96
Medtronic, Inc.                                          7,801               440
Millipore Corp. *                                          200                14
Patterson Cos., Inc. *                                     900                31
PerkinElmer, Inc.                                          600                14
Quest Diagnostics                                        1,470                73
Stryker Corp.                                            1,946                97
Tenet Healthcare Corp. *                                 3,151                23
Thermo Electron Corp. *                                    900                30
UnitedHealth Group, Inc.                                 8,401               499
Waters Corp. *                                             900                38
Zimmer Holdings, Inc. *                                  1,500               103
                                                                     -----------
                                                                           3,441
HOUSEHOLD & PERSONAL PRODUCTS 0.4%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                601                26

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Avon Products, Inc.                                      3,001                85
Clorox Co.                                               1,301                78
Colgate-Palmolive Co.                                    3,601               198
Kimberly-Clark Corp.                                     3,381               193
Procter & Gamble Co.                                    22,834             1,352
St. Jude Medical, Inc. *                                 2,121               104
WellPoint, Inc. *                                        3,853               296
                                                                     -----------
                                                                           2,332
INSURANCE 0.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                 1,700                93
AFLAC, Inc.                                              3,301               155
AMBAC Financial Group, Inc.                                684                52
American International Group, Inc.                      17,343             1,135
AON Corp.                                                2,025                69
Cincinnati Financial Corp.                               1,323                60
Genworth Financial, Inc., Class A                        2,501                82
Jefferson-Pilot Corp.                                    1,050                61
Lincoln National Corp.                                   1,300                71
Loews Corp.                                                900                89
Marsh & McLennan Cos., Inc.                              3,601               109
MBIA, Inc.                                               1,050                65
Metlife, Inc.                                            4,987               250
Principal Financial Group, Inc.                          2,330               110
Prudential Financial, Inc.                               3,501               264
Safeco Corp.                                               800                42
The Allstate Corp.                                       4,701               245
The Chubb Corp.                                          1,200               113
The Hartford Financial Services
   Group, Inc.                                           1,800               148
The Progressive Corp.                                    1,500               158
The St. Paul Travelers Cos., Inc.                        4,242               192
Torchmark Corp.                                            800                45
UnumProvident Corp.                                      1,657                34
XL Capital Ltd., Class A                                   800                54
                                                                     -----------
                                                                           3,696
MATERIALS 0.4%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                           1,501                93
Alcoa, Inc.                                              5,649               178
Allegheny Technologies, Inc.                               492                26
Ashland, Inc.                                              500                33
Ball Corp.                                                 800                32
Bemis Co.                                                  600                18
E.I. du Pont de Nemours & Co.                            6,485               254
Eastman Chemical Co.                                       600                29
Ecolab, Inc.                                             1,200                43
Engelhard Corp.                                            800                32
Freeport-McMoran Copper & Gold,
   Inc., Class B                                         1,100                71
Hercules, Inc. *                                           700                 8
International Flavors &
   Fragrances, Inc.                                        800                26
International Paper Co.                                  3,167               103
Louisiana-Pacific Corp.                                    700                21
MeadWestvaco Corp.                                       1,279                34
Monsanto Co.                                             1,728               146
Newmont Mining Corp.                                     2,755               170
Nucor Corp.                                              1,200               101
Pactiv Corp. *                                           1,000                22
Phelps Dodge Corp.                                         540                87
PPG Industries, Inc.                                     1,200                71
Praxair, Inc.                                            2,001               105
Rohm & Haas Co.                                          1,422                72
Sealed Air Corp.                                           621                34
Sigma-Aldrich Corp.                                        500                33
Temple-Inland, Inc.                                        800                38
The Dow Chemical Co.                                     6,050               256
United States Steel Corp.                                  700                42
Vulcan Materials Co.                                       700                50
Weyerhaeuser Co.                                         1,400                98
                                                                     -----------
                                                                           2,326
MEDIA 0.5%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       5,310               139
Clear Channel Communications, Inc.                       4,081               119
Comcast Corp., Class A *                                14,662               408
Dow Jones & Co., Inc.                                      600                23
Gannett Co., Inc.                                        1,700               105
Interpublic Group of Cos., Inc. *                        2,501                25
Knight-Ridder, Inc.                                        600                37
McGraw Hill Cos., Inc.                                   2,401               123
Meredith Corp.                                             300                17
News Corp., Inc., Class A                               16,301               257
Omnicom Group, Inc.                                      1,200                98
The E.W. Scripps Co., Class A                              600                29
The New York Times Co., Class A                          1,100                31
The Walt Disney Co.                                     13,218               335
Time Warner, Inc.                                       30,871               541
Tribune Co.                                              2,100                61
Univision Communications, Inc.,
   Class A *                                             2,048                65
Viacom, Inc., Class B *                                  5,310               220
                                                                     -----------
                                                                           2,633
PHARMACEUTICALS & BIOTECHNOLOGY 1.2%
--------------------------------------------------------------------------------
Abbott Laboratories                                     10,201               440
Allergan, Inc.                                             900               105
Amgen, Inc. *                                            8,341               608
Applied Biosystems Group - Applera Corp.                 1,400                40
Biogen Idec, Inc. *                                      2,150                96

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Bristol-Myers Squibb Co.                                12,801               292
Chiron Corp. *                                           1,200                55
Eli Lilly & Co.                                          7,401               419
Forest Laboratories, Inc. *                              2,400               111
Genzyme Corp. *                                          1,700               121
Gilead Sciences, Inc. *                                  2,980               181
Johnson & Johnson                                       19,873             1,143
King Pharmaceuticals, Inc. *                             1,388                26
Medimmune, Inc. *                                        1,400                48
Merck & Co., Inc.                                       14,501               500
Mylan Laboratories, Inc.                                 1,700                33
Pfizer, Inc.                                            49,387             1,268
Schering-Plough Corp.                                    9,501               182
Watson Pharmaceuticals, Inc. *                             600                20
Wyeth                                                    8,801               407
                                                                     -----------
                                                                           6,095
REAL ESTATE 0.1%
--------------------------------------------------------------------------------
Apartment Investment & Management
   Co., Class A                                            601                25
Archstone-Smith Trust                                    1,301                61
Equity Office Properties Trust                           2,601                83
Equity Residential                                       1,701                72
Plum Creek Timber Co., Inc.                              1,201                44
ProLogis                                                 1,201                61
Public Storage, Inc.                                       600                44
Simon Property Group, Inc.                               1,451               120
Vornado Realty Trust                                       801                71
                                                                     -----------
                                                                             581
RETAILING 0.5%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                       2,000                90
AutoNation, Inc. *                                       2,000                45
AutoZone, Inc. *                                           500                49
Bed Bath & Beyond, Inc. *                                1,800                67
Best Buy Co., Inc.                                       3,151               159
Big Lots, Inc. *                                           700                 9
Circuit City Stores, Inc.                                1,400                35
Dillards, Inc., Class A                                    700                18
Dollar General Corp.                                     2,202                37
eBay, Inc. *                                             7,417               320
Family Dollar Stores, Inc.                               1,100                26
Federated Department Stores, Inc.                        1,754               117
Genuine Parts Co.                                        1,150                49
Home Depot, Inc.                                        14,601               592
J.C. Penney Co., Inc.                                    1,700                95
Kohl's Corp. *                                           2,200                98
Limited Brands, Inc.                                     2,992                71
Lowe's Cos., Inc.                                        5,001               318
Nordstrom, Inc.                                          1,800                75
Office Depot, Inc. *                                     2,501                83
OfficeMax, Inc.                                            600                17
RadioShack Corp.                                         1,300                29
Sears Holdings Corp. *                                     673                82
Staples, Inc.                                            4,576               108
The Gap, Inc.                                            3,863                70
The Sherwin-Williams Co.                                 1,100                58
The TJX Cos., Inc.                                       3,601                92
Tiffany & Co.                                              950                36
                                                                     -----------
                                                                           2,845
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                           2,040                85
Altera Corp. *                                           2,547                49
Analog Devices, Inc.                                     2,301                92
Applied Materials, Inc.                                 10,901               208
Applied Micro Circuits Corp. *                           1,928                 6
Broadcom Corp., Class A *                                2,000               136
Freescale Semiconductor, Inc.,
   Class B *                                             2,651                67
Intel Corp.                                             40,661               865
KLA-Tencor Corp.                                         1,200                62
Linear Technology Corp.                                  2,000                75
LSI Logic Corp. *                                        2,000                18
Maxim Integrated Products, Inc.                          2,100                86
Micron Technology, Inc. *                                3,601                53
National Semiconductor Corp.                             2,201                62
Novellus Systems, Inc. *                                   900                26
Nvidia Corp. *                                             900                41
PMC - Sierra, Inc. *                                     1,100                10
Target Corp.                                             5,801               318
Teradyne, Inc. *                                         1,100                19
Texas Instruments, Inc.                                 11,301               330
Xilinx, Inc.                                             2,100                59
                                                                     -----------
                                                                           2,667
SOFTWARE & SERVICES 0.7%
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                      3,201               127
Affiliated Computer Services,
   Inc., Class A *                                         465                29
Autodesk, Inc.                                           1,600                65
Automatic Data Processing, Inc.                          3,901               171
BMC Software, Inc. *                                     1,600                35
Citrix Systems, Inc. *                                   1,200                37
Computer Associates International,
   Inc. *                                                3,826               104
Computer Sciences Corp. *                                1,090                55
Compuware Corp. *                                        2,400                20
Convergys Corp. *                                          869                15
Electronic Arts, Inc. *                                  1,792                98
Electronic Data Systems Corp.                            3,101                78
First Data Corp.                                         5,705               257
Fiserv, Inc. *                                           1,200                53
Intuit, Inc. *                                           1,327                70
Microsoft Corp.                                         61,391             1,728

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Novell, Inc. *                                           2,200                22
Oracle Corp. *                                          25,131               316
Parametric Technology Corp. *                            1,800                11
Paychex, Inc.                                            2,475                90
Sabre Holdings Corp., Class A                              922                23
Siebel Systems, Inc.                                     3,000                32
Symantec Corp. *                                         8,019               147
Unisys Corp. *                                           2,100                14
Yahoo! Inc. *                                            8,401               289
                                                                     -----------
                                                                           3,886
TECHNOLOGY HARDWARE & EQUIPMENT 1.0%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                             714                18
Agilent Technologies, Inc. *                             2,917                99
Andrew Corp. *                                           1,025                13
Apple Computer, Inc. *                                   5,430               410
Avaya, Inc. *                                            2,775                29
CIENA Corp. *                                            2,100                 8
Cisco Systems, Inc. *                                   42,101               782
Comverse Technology, Inc. *                              1,000                27
Corning, Inc. *                                          9,550               233
Dell, Inc. *                                            16,501               484
EMC Corp. *                                             15,563               209
Gateway, Inc. *                                          2,100                 6
Hewlett-Packard Co.                                     19,725               615
International Business Machines
   Corp.                                                10,801               878
Jabil Circuit, Inc. *                                    1,341                54
JDS Uniphase Corp. *                                     8,464                26
Lexmark International, Inc., Class A *                     800                39
Lucent Technologies, Inc. *                             26,906                71
Molex, Inc.                                              1,250                38
Motorola, Inc.                                          16,151               367
NCR Corp. *                                              1,200                45
Network Appliance, Inc. *                                2,000                62
QLogic Corp. *                                             585                23
Qualcomm, Inc.                                          10,761               516
Sanmina -- SCI Corp. *                                   3,400                14
Scientific-Atlanta, Inc.                                 1,000                43
Solectron Corp. *                                        5,300                20
Sun Microsystems, Inc. *                                20,801                94
Symbol Technologies, Inc.                                1,366                17
Xerox Corp. *                                            5,200                74
                                                                     -----------
                                                                           5,314
TELECOMMUNICATION SERVICES 0.4%
--------------------------------------------------------------------------------
Alltel Corp.                                             2,511               151
AT&T Corp.                                              25,640               665
BellSouth Corp.                                         11,901               342
CenturyTel, Inc.                                           901                30
Citizens Communications Co.                              1,733                21
Qwest Communications
   International, Inc. *                                10,623                64
Sprint Corp. (FON Group)                                18,877               432
Tektronix, Inc.                                            500                15
Tellabs, Inc. *                                          2,701                35
Verizon Communications, Inc.                            17,837               565
                                                                     -----------
                                                                           2,320
TRANSPORTATION 0.3%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                       2,501               200
CSX Corp.                                                1,501                80
Delta Air Lines, Inc. *                                    901                 1
FedEx Corp.                                              1,961               198
Norfolk Southern Corp.                                   2,501               125
Ryder Systems, Inc.                                        401                18
Southwest Airlines Co.                                   5,138                85
Union Pacific Corp.                                      1,701               150
United Parcel Service, Inc., Class B                     7,386               553
                                                                     -----------
                                                                           1,410
UTILITIES 0.5%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   720                25
Ameren Corp.                                             1,200                61
American Electric Power Co., Inc.                        2,581                96
CenterPoint Energy, Inc.                                 1,924                25
Cinergy Corp.                                            1,000                43
CMS Energy Corp. *                                         700                10
Consolidated Edison, Inc.                                1,500                71
Constellation Energy Group, Inc.                         1,000                58
Dominion Resources, Inc.                                 2,167               164
DTE Energy Co.                                           1,000                42
Duke Energy Corp.                                        5,953               169
Dynegy, Inc., Class A *                                  2,100                12
Edison International                                     2,200                96
Entergy Corp.                                            1,500               104
Exelon Corp.                                             4,325               248
FirstEnergy Corp.                                        2,030               102
FPL Group, Inc.                                          2,601               109
KeySpan Corp.                                              900                32
Nicor, Inc.                                                300                12
NiSource, Inc.                                           1,651                34
Peoples Energy Corp.                                       200                 7
PG&E Corp.                                               2,701               101
Pinnacle West Capital Corp.                                600                26
PPL Corp.                                                2,000                60
Progress Energy, Inc.                                    1,593                70
Public Service Enterprise Group,
   Inc.                                                  1,500               104
Sempra Energy                                            1,360                65
TECO Energy, Inc.                                          900                15

SCHWAB MARKETTRACK BALANCED PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
The AES Corp. *                                          3,201                55
The Southern Co.                                         4,501               157
TXU Corp.                                                3,165               160
Xcel Energy, Inc.                                        2,586                50
                                                                     -----------
                                                                           2,383

FOREIGN COMMON STOCK 0.1% OF NET ASSETS

NETHERLANDS ANTILLES 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
Schlumberger Ltd.                                        4,114               497

OTHER INVESTMENT COMPANIES 84.9% OF NET ASSETS

Schwab Institutional Select S&P
   500 Fund (a)                                      8,132,202            81,810
Schwab International Index Fund,
   Select Shares (a)                                 4,231,081            79,798
Schwab Small-Cap Index Fund,
   Select Shares (a)                                 3,264,592            80,864
Schwab Total Bond Market Fund (a)                   18,649,666           183,886
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                         21,500,053            21,500
                                                                     -----------
                                                                         447,858

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 0.4% OF NET ASSETS

Brown Brothers
   3.94%, 02/01/06                                  2,128                  2,128

END OF INVESTMENTS.

At 01/31/06 the tax basis cost of the fund's investments was $433,031, and the unrealized gains and losses were $99,488 and ($5,907), respectively.

 *  Non-income producing security

(a) Issuer is affiliated with the fund's adviser

SCHWAB CAPITAL TRUST
SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  5.5%  COMMON STOCK                                     12,204           17,859

   --%  FOREIGN COMMON                                       50              115
        STOCK

  0.5%  SHORT-TERM                                        1,515            1,515
        INVESTMENT

 93.7%  OTHER INVESTMENT                                266,353          301,175
        COMPANIES
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                               280,122          320,664

  0.3%  OTHER ASSETS AND
        LIABILITIES, NET                                                     932
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 321,596

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 5.5% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.0%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co.                                   100                 1
Dana Corp. *                                               292                 1
Ford Motor Co.                                           2,920                25
General Motors Corp.                                       824                20
Harley-Davidson, Inc.                                      499                27
Johnson Controls, Inc.                                     300                21
The Goodyear Tire & Rubber Co. *                           300                 5
                                                                     -----------
                                                                             100
BANKS 0.4%
--------------------------------------------------------------------------------
AmSouth Bancorp                                            600                17
Bank of America Corp.                                    7,142               316
BB&T Corp.                                                 850                33
Comerica, Inc.                                             300                17
Compass Bancshares, Inc.                                   190                 9
Countrywide Financial Corp.                                798                27
Fannie Mae                                               1,475                85
Fifth Third Bancorp                                        867                33
First Horizon National Corp.                               200                 8
Freddie Mac                                              1,000                68
Golden West Financial Corp.                                500                35
Huntington Bancshares, Inc.                                423                10
KeyCorp, Inc.                                              700                25
M&T Bank Corp.                                             199                21
Marshall & Ilsley Corp.                                    322                13
MGIC Investment Corp.                                      150                10
National City Corp.                                        950                32
North Fork Bancorp, Inc.                                   750                19
PNC Financial Services Group, Inc.                         400                26
Regions Financial Corp.                                    670                22
Sovereign Bancorp, Inc.                                    400                 9
SunTrust Banks, Inc.                                       500                36
Synovus Financial Corp.                                    400                11
U.S. Bancorp                                             2,921                87
Wachovia Corp.                                           2,444               134
Washington Mutual, Inc.                                  1,491                63
Wells Fargo & Co.                                        2,559               160
Zions Bancorp                                              100                 8
                                                                     -----------
                                                                           1,334
CAPITAL GOODS 0.5%
--------------------------------------------------------------------------------
3M Co.                                                   1,200                87
American Power Conversion Corp.                            225                 5
American Standard Cos., Inc.                               300                11
Caterpillar, Inc.                                        1,100                75
Cooper Industries Ltd., Class A                            150                12
Cummins, Inc.                                              100                10
Danaher Corp.                                              500                28
Deere & Co.                                                400                29
Dover Corp.                                                300                14
Eaton Corp.                                                200                13
Emerson Electric Co.                                       650                50
Fluor Corp.                                                100                 9
General Dynamics Corp.                                     300                35
General Electric Co.                                    16,489               540
Goodrich Corp.                                             200                 8
Honeywell International, Inc.                            1,274                49
Illinois Tool Works, Inc.                                  350                30
Ingersoll-Rand Co., Class A                                500                20
ITT Industries, Inc.                                       150                15
L-3 Communications Holdings, Inc.                          200                16
Lockheed Martin Corp.                                      700                47
Masco Corp.                                                700                21
Navistar International Corp. *                             100                 3
Northrop Grumman Corp.                                     514                32
Paccar, Inc.                                               300                21
Pall Corp.                                                 200                 6
Parker Hannifin Corp.                                      150                11
Raytheon Co.                                               600                25
Rockwell Automation, Inc.                                  300                20

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Rockwell Collins, Inc.                                     300                14
Textron, Inc.                                              200                17
The Boeing Co.                                           1,246                85
Tyco International Ltd.                                  3,012                78
United Technologies Corp.                                1,599                93
W.W. Grainger, Inc.                                        100                 7
                                                                     -----------
                                                                           1,536
COMMERCIAL SERVICES & SUPPLIES 0.1%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. *                            500                 4
Apollo Group, Inc., Class A *                              250                14
Avery Dennison Corp.                                       200                12
Cendant Corp.                                            1,458                24
Cintas Corp.                                               260                11
Equifax, Inc.                                              200                 8
H&R Block, Inc.                                            599                15
Monster Worldwide, Inc. *                                  191                 8
Pitney Bowes, Inc.                                         400                17
R.R. Donnelley & Sons Co.                                  300                10
Robert Half International, Inc.                            300                11
Waste Management, Inc.                                     906                29
                                                                     -----------
                                                                             163
CONSUMER DURABLES & APPAREL 0.1%
--------------------------------------------------------------------------------
Black & Decker Corp.                                       100                 9
Brunswick Corp.                                            100                 4
Centex Corp.                                               200                14
Coach, Inc. *                                              599                22
D.R. Horton, Inc.                                          420                16
Eastman Kodak Co.                                          499                13
Fortune Brands, Inc.                                       200                15
Hasbro, Inc.                                               325                 7
Jones Apparel Group, Inc.                                  200                 6
KB Home                                                    200                15
Leggett & Platt, Inc.                                      300                 7
Lennar Corp., Class A                                      200                12
Liz Claiborne, Inc.                                        200                 7
Mattel, Inc.                                               649                11
Maytag Corp.                                               100                 2
Newell Rubbermaid, Inc.                                    436                10
Nike, Inc., Class B                                        300                24
Pulte Homes, Inc.                                          400                16
Reebok International Ltd.                                  100                 6
Snap-On, Inc.                                              100                 4
The Stanley Works                                          100                 5
VF Corp.                                                   200                11
Whirlpool Corp.                                            100                 8
                                                                     -----------
                                                                             244
CONSUMER SERVICES 0.1%
--------------------------------------------------------------------------------
Carnival Corp.                                             819                42
Darden Restaurants, Inc.                                   300                12
Harrah's Entertainment, Inc.                               200                15
Hilton Hotels Corp.                                        600                15
International Game Technology                              556                20
Marriott International, Inc.,
   Class A                                                 300                20
McDonald's Corp.                                         1,999                70
Starbucks Corp. *                                        1,119                35
Starwood Hotels & Resorts
   Worldwide, Inc.                                         300                18
Wendy's International, Inc.                                200                12
YUM! Brands, Inc.                                          480                24
                                                                     -----------
                                                                             283
DIVERSIFIED FINANCIALS 0.4%
--------------------------------------------------------------------------------
American Express Co.                                     1,820                95
Ameriprise Financial, Inc.                                 364                15
Capital One Financial Corp.                                450                38
CIT Group, Inc.                                            300                16
Citigroup, Inc.                                          8,081               377
E*TRADE Financial Corp. *                                  600                14
Federated Investors, Inc., Class B                         200                 8
Franklin Resources, Inc.                                   200                20
Goldman Sachs Group, Inc.                                  728               103
Janus Capital Group, Inc.                                  400                 8
JPMorgan Chase & Co.                                     5,351               213
Lehman Brothers Holdings, Inc.                             400                56
Mellon Financial Corp.                                     700                25
Merrill Lynch & Co., Inc.                                1,500               113
Moody's Corp.                                              400                25
Morgan Stanley                                           1,630               100
Northern Trust Corp.                                       300                16
SLM Corp.                                                  650                36
State Street Corp.                                         500                30
T. Rowe Price Group, Inc.                                  200                15
The Bank of New York Co., Inc.                           1,200                38
The Bear Stearns Co., Inc.                                 145                18
The Charles Schwab Corp.                                 2,124                31
                                                                     -----------
                                                                           1,410
ENERGY 0.5%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                         100                15
Anadarko Petroleum Corp.                                   367                40
Apache Corp.                                               462                35
Baker Hughes, Inc.                                         470                36
BJ Services Co.                                            400                16
Burlington Resources, Inc.                                 600                55
ChevronTexaco Corp.                                      3,519               209
ConocoPhillips                                           2,163               140
Devon Energy Corp.                                         700                48
El Paso Corp.                                              769                10
EOG Resources, Inc.                                        360                30
Exxon Mobil Corp.                                        9,917               622
Halliburton Co.                                            714                57
Kerr-McGee Corp.                                           123                14
Kinder Morgan, Inc.                                        176                17
Marathon Oil Corp.                                         523                40

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Murphy Oil Corp.                                           300                17
Nabors Industries Ltd. *                                   200                16
National-Oilwell Varco, Inc. *                             270                21
Noble Corp.                                                200                16
Occidental Petroleum Corp.                                 600                59
Rowan Cos., Inc. *                                         100                 5
Sunoco, Inc.                                               200                19
Transocean, Inc. *                                         474                38
Valero Energy Corp.                                      1,000                62
Weatherford International Ltd. *                           440                20
Williams Cos., Inc.                                        700                17
XTO Energy, Inc.                                           533                26
                                                                     -----------
                                                                           1,700
FOOD & STAPLES RETAILING 0.1%
--------------------------------------------------------------------------------
Albertson's, Inc.                                          652                17
Costco Wholesale Corp.                                     700                35
CVS Corp.                                                1,199                33
Kroger Co. *                                             1,200                22
Safeway, Inc.                                              650                15
Supervalu, Inc.                                            200                 6
Sysco Corp.                                              1,000                31
Wal-Mart Stores, Inc.                                    3,899               180
Walgreen Co.                                             1,599                69
Whole Foods Market, Inc.                                   100                 8
Winn-Dixie Stores, Inc. *                                  300                --
                                                                     -----------
                                                                             416
FOOD, BEVERAGE & TOBACCO 0.2%
--------------------------------------------------------------------------------
Altria Group, Inc.                                       3,219               233
Anheuser-Busch Cos., Inc.                                1,200                50
Archer-Daniels-Midland Co.                               1,014                32
Brown-Forman Corp., Class B                                150                11
Campbell Soup Co.                                          300                 9
Coca-Cola Enterprises, Inc.                                700                14
ConAgra Foods, Inc.                                        800                17
Constellation Brands, Inc., Class
   A *                                                     300                 8
General Mills, Inc.                                        582                28
H.J. Heinz Co.                                             600                20
Hershey Foods Corp.                                        400                20
Kellogg Co.                                                400                17
McCormick & Co., Inc.                                      200                 6
Molson Coors Brewing Co., Class B                           50                 3
PepsiCo, Inc.                                            2,559               146
Reynolds American, Inc.                                    137                14
Sara Lee Corp.                                           1,200                22
The Coca-Cola Co.                                        3,219               133
The Pepsi Bottling Group, Inc.                             350                10
Tyson Foods, Inc., Class A                                 400                 6
UST, Inc.                                                  300                12
Wm. Wrigley Jr. Co.                                        300                19
                                                                     -----------
                                                                             830
HEALTH CARE EQUIPMENT & SERVICES 0.2%
--------------------------------------------------------------------------------
Aetna, Inc.                                                444                43
AmerisourceBergen Corp.                                    400                17
Bausch & Lomb, Inc.                                        100                 7
Baxter International, Inc.                                 900                33
Becton Dickinson & Co.                                     400                26
Biomet, Inc.                                               450                17
Boston Scientific Corp. *                                1,267                28
C.R. Bard, Inc.                                            200                13
Cardinal Health, Inc.                                      650                47
Caremark Rx, Inc. *                                        581                29
CIGNA Corp.                                                200                24
Coventry Health Care, Inc. *                               300                18
Express Scripts, Inc. *                                    200                18
Fisher Scientific International,
   Inc. *                                                  163                11
Guidant Corp.                                              500                37
HCA, Inc.                                                  600                29
Health Management Associates,
   Inc., Class A                                           400                 8
Hospira, Inc. *                                            240                11
Humana, Inc. *                                             200                11
IMS Health, Inc.                                           350                 9
Laboratory Corp. of America
   Holdings *                                              200                12
Manor Care, Inc.                                           100                 4
McKesson Corp.                                             422                22
Medco Health Solutions, Inc. *                             422                23
Medtronic, Inc.                                          1,799               102
Millipore Corp. *                                          100                 7
Patterson Cos., Inc. *                                     200                 7
PerkinElmer, Inc.                                          200                 4
Quest Diagnostics                                          278                14
Stryker Corp.                                              602                30
Tenet Healthcare Corp. *                                   750                 5
Thermo Electron Corp. *                                    200                 7
UnitedHealth Group, Inc.                                 1,999               119
Waters Corp. *                                             200                 8
Zimmer Holdings, Inc. *                                    350                24
                                                                     -----------
                                                                             824
HOUSEHOLD & PERSONAL PRODUCTS 0.2%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                150                 7
Avon Products, Inc.                                        700                20
Clorox Co.                                                 300                18
Colgate-Palmolive Co.                                      799                44
Kimberly-Clark Corp.                                       756                43
Procter & Gamble Co.                                     5,361               318
St. Jude Medical, Inc. *                                   500                24

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
WellPoint, Inc. *                                          899                69
                                                                     -----------
                                                                             543
INSURANCE 0.3%
--------------------------------------------------------------------------------
ACE Ltd.                                                   400                22
AFLAC, Inc.                                                800                38
AMBAC Financial Group, Inc.                                162                12
American International Group, Inc.                       3,978               261
AON Corp.                                                  475                16
Cincinnati Financial Corp.                                 330                15
Genworth Financial, Inc., Class A                          300                10
Jefferson-Pilot Corp.                                      225                13
Lincoln National Corp.                                     300                16
Loews Corp.                                                300                30
Marsh & McLennan Cos., Inc.                                800                24
MBIA, Inc.                                                 200                12
Metlife, Inc.                                            1,177                59
Principal Financial Group, Inc.                            550                26
Prudential Financial, Inc.                                 800                60
Safeco Corp.                                               200                11
The Allstate Corp.                                       1,099                57
The Chubb Corp.                                            300                28
The Hartford Financial Services
   Group, Inc.                                             425                35
The Progressive Corp.                                      350                37
The St. Paul Travelers Cos., Inc.                        1,006                46
Torchmark Corp.                                            200                11
UnumProvident Corp.                                        346                 7
XL Capital Ltd., Class A                                   200                14
                                                                     -----------
                                                                             860
MATERIALS 0.2%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                             300                19
Alcoa, Inc.                                              1,311                41
Allegheny Technologies, Inc.                               146                 8
Ashland, Inc.                                              100                 7
Ball Corp.                                                 200                 8
Bemis Co.                                                  200                 6
E.I. du Pont de Nemours & Co.                            1,524                60
Eastman Chemical Co.                                       100                 5
Ecolab, Inc.                                               400                14
Engelhard Corp.                                            200                 8
Freeport-McMoran Copper & Gold,
   Inc., Class B                                           300                19
Hercules, Inc. *                                           200                 2
International Flavors &
   Fragrances, Inc.                                        200                 7
International Paper Co.                                    739                24
Louisiana-Pacific Corp.                                    100                 3
MeadWestvaco Corp.                                         294                 8
Monsanto Co.                                               332                28
Newmont Mining Corp.                                       643                40
Nucor Corp.                                                200                17
Pactiv Corp. *                                             300                 7
Phelps Dodge Corp.                                         135                22
PPG Industries, Inc.                                       250                15
Praxair, Inc.                                              500                26
Rohm & Haas Co.                                            373                19
Sealed Air Corp.                                           153                 8
Sigma-Aldrich Corp.                                        100                 6
Temple-Inland, Inc.                                        200                 9
The Dow Chemical Co.                                     1,371                58
United States Steel Corp.                                  100                 6
Vulcan Materials Co.                                       200                14
Weyerhaeuser Co.                                           350                24
                                                                     -----------
                                                                             538
MEDIA 0.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                       1,330                35
Clear Channel Communications, Inc.                         967                28
Comcast Corp., Class A *                                 3,462                96
Dow Jones & Co., Inc.                                      100                 4
Gannett Co., Inc.                                          400                25
Interpublic Group of Cos., Inc. *                          600                 6
Knight-Ridder, Inc.                                        100                 6
Live Nation, Inc. *                                          1                --
McGraw Hill Cos., Inc.                                     600                31
Meredith Corp.                                             100                 5
News Corp., Inc., Class A                                3,879                61
Omnicom Group, Inc.                                        300                25
The E.W. Scripps Co., Class A                              100                 5
The New York Times Co., Class A                            200                 6
The Walt Disney Co.                                      3,076                78
Time Warner, Inc.                                        7,279               128
Tribune Co.                                                500                14
Univision Communications, Inc.,
   Class A *                                               519                16
Viacom, Inc., Class B *                                  1,330                55
                                                                     -----------
                                                                             624
PHARMACEUTICALS & BIOTECHNOLOGY 0.4%
--------------------------------------------------------------------------------
Abbott Laboratories                                      2,400               104
Allergan, Inc.                                             200                23
Amgen, Inc. *                                            1,952               142
Applied Biosystems Group -- Applera
   Corp.                                                   300                 8
Biogen Idec, Inc. *                                        480                21
Bristol-Myers Squibb Co.                                 2,999                68
Chiron Corp. *                                             300                14
Eli Lilly & Co.                                          1,725                98
Forest Laboratories, Inc. *                                550                25
Genzyme Corp. *                                            325                23
Gilead Sciences, Inc. *                                    650                40
Johnson & Johnson                                        4,621               266
King Pharmaceuticals, Inc. *                               366                 7
Medimmune, Inc. *                                          400                14
Merck & Co., Inc.                                        3,399               117

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Mylan Laboratories, Inc.                                   400                 8
Pfizer, Inc.                                            11,556               297
Schering-Plough Corp.                                    2,300                44
Watson Pharmaceuticals, Inc. *                             200                 7
Wyeth                                                    2,000                92
                                                                     -----------
                                                                           1,418
REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Apartment Investment & Management
   Co., Class A                                            100                 4
Archstone-Smith Trust                                      299                14
Equity Office Properties Trust                             599                19
Equity Residential                                         399                17
Plum Creek Timber Co., Inc.                                300                11
ProLogis                                                   300                16
Public Storage, Inc.                                       100                 7
Simon Property Group, Inc.                                 300                25
Vornado Realty Trust                                       200                18
                                                                     -----------
                                                                             131
RETAILING 0.2%
--------------------------------------------------------------------------------
Amazon.com, Inc. *                                         300                13
AutoNation, Inc. *                                         500                11
AutoZone, Inc. *                                           150                15
Bed Bath & Beyond, Inc. *                                  400                15
Best Buy Co., Inc.                                         675                34
Big Lots, Inc. *                                           200                 3
Circuit City Stores, Inc.                                  300                 7
Dillards, Inc., Class A                                    200                 5
Dollar General Corp.                                       515                 9
eBay, Inc. *                                             1,707                74
Family Dollar Stores, Inc.                                 300                 7
Federated Department Stores, Inc.                          455                30
Genuine Parts Co.                                          250                11
Home Depot, Inc.                                         3,449               140
J.C. Penney Co., Inc.                                      400                22
Kohl's Corp. *                                             500                22
Limited Brands, Inc.                                       739                17
Lowe's Cos., Inc.                                        1,200                76
Nordstrom, Inc.                                            400                17
Office Depot, Inc. *                                       600                20
OfficeMax, Inc.                                            100                 3
RadioShack Corp.                                           300                 7
Sears Holdings Corp. *                                     154                19
Staples, Inc.                                            1,125                27
The Gap, Inc.                                            1,361                25
The Sherwin-Williams Co.                                   200                11
The TJX Cos., Inc.                                         800                20
Tiffany & Co.                                              250                 9
                                                                     -----------
                                                                             669
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                             560                23
Altera Corp. *                                             510                10
Analog Devices, Inc.                                       600                24
Applied Materials, Inc.                                  2,599                50
Applied Micro Circuits Corp. *                             455                 1
Broadcom Corp., Class A *                                  492                34
Freescale Semiconductor, Inc.,
   Class B *                                               404                10
Intel Corp.                                              9,799               208
KLA-Tencor Corp.                                           300                16
Linear Technology Corp.                                    500                19
LSI Logic Corp. *                                          500                 5
Maxim Integrated Products, Inc.                            500                20
Micron Technology, Inc. *                                  900                13
National Semiconductor Corp.                               600                17
Novellus Systems, Inc. *                                   250                 7
Nvidia Corp. *                                             200                 9
PMC - Sierra, Inc. *                                       300                 3
Target Corp.                                             1,400                77
Teradyne, Inc. *                                           300                 5
Texas Instruments, Inc.                                  2,699                79
Xilinx, Inc.                                               500                14
                                                                     -----------
                                                                             644
SOFTWARE & SERVICES 0.3%
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                        800                32
Affiliated Computer Services,
   Inc., Class A *                                         203                13
Autodesk, Inc.                                             400                16
Automatic Data Processing, Inc.                            900                40
BMC Software, Inc. *                                       400                 9
Citrix Systems, Inc. *                                     300                 9
Computer Associates International,
   Inc. *                                                  850                23
Computer Sciences Corp. *                                  258                13
Compuware Corp. *                                          600                 5
Convergys Corp. *                                          174                 3
Electronic Arts, Inc. *                                    424                23
Electronic Data Systems Corp.                              700                18
First Data Corp.                                         1,392                63
Fiserv, Inc. *                                             300                13
Intuit, Inc. *                                             313                16
Microsoft Corp.                                         14,419               406
Novell, Inc. *                                             500                 5
Oracle Corp. *                                           5,869                74
Parametric Technology Corp. *                              500                 3
Paychex, Inc.                                              525                19
Sabre Holdings Corp., Class A                              244                 6
Siebel Systems, Inc.                                       600                 6
Symantec Corp. *                                         1,677                31
Unisys Corp. *                                             500                 3

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Yahoo! Inc. *                                            1,999                69
                                                                     -----------
                                                                             918
TECHNOLOGY HARDWARE & EQUIPMENT 0.4%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                             142                 4
Agilent Technologies, Inc. *                               710                24
Andrew Corp. *                                             100                 1
Apple Computer, Inc. *                                   1,200                91
Avaya, Inc. *                                              618                 6
CIENA Corp. *                                              500                 2
Cisco Systems, Inc. *                                    9,929               184
Comverse Technology, Inc. *                                300                 8
Corning, Inc. *                                          2,250                55
Dell, Inc. *                                             3,850               113
EMC Corp. *                                              3,650                49
Gateway, Inc. *                                            500                 1
Hewlett-Packard Co.                                      4,702               147
International Business Machines Corp.                    2,500               203
Jabil Circuit, Inc. *                                      322                13
JDS Uniphase Corp. *                                     2,010                 6
Lexmark International, Inc., Class A *                     200                10
Lucent Technologies, Inc. *                              7,018                19
Molex, Inc.                                                250                 8
Motorola, Inc.                                           3,666                83
NCR Corp. *                                                400                15
Network Appliance, Inc. *                                  500                16
QLogic Corp. *                                             138                 5
Qualcomm, Inc.                                           2,400               115
Sanmina -- SCI Corp. *                                     800                 3
Scientific-Atlanta, Inc.                                   200                 9
Solectron Corp. *                                        1,000                 4
Sun Microsystems, Inc. *                                 4,999                22
Symbol Technologies, Inc.                                  322                 4
Xerox Corp. *                                            1,200                17
                                                                     -----------
                                                                           1,237
TELECOMMUNICATION SERVICES 0.2%
--------------------------------------------------------------------------------
Alltel Corp.                                               500                30
AT&T Corp.                                               5,944               154
BellSouth Corp.                                          2,750                79
CenturyTel, Inc.                                           250                 8
Citizens Communications Co.                                410                 5
Qwest Communications
   International, Inc. *                                 2,524                15
Sprint Corp. (FON Group)                                 4,453               102
Tektronix, Inc.                                            200                 6
Tellabs, Inc. *                                            600                 8
Verizon Communications, Inc.                             4,187               133
                                                                     -----------
                                                                             540
TRANSPORTATION 0.1%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                         599                48
CSX Corp.                                                  300                16
Delta Air Lines, Inc. *                                    200                --
FedEx Corp.                                                460                47
Norfolk Southern Corp.                                     600                30
Ryder Systems, Inc.                                        100                 5
Southwest Airlines Co.                                   1,217                20
Union Pacific Corp.                                        400                35
United Parcel Service, Inc., Class B                     1,711               128
                                                                     -----------
                                                                             329
UTILITIES 0.2%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                   170                 6
Ameren Corp.                                               300                15
American Electric Power Co., Inc.                          580                22
CenterPoint Energy, Inc.                                   474                 6
Cinergy Corp.                                              300                13
CMS Energy Corp. *                                         200                 3
Consolidated Edison, Inc.                                  300                14
Constellation Energy Group, Inc.                           200                12
Dominion Resources, Inc.                                   515                39
DTE Energy Co.                                             200                 8
Duke Energy Corp.                                        1,407                40
Dynegy, Inc., Class A *                                    500                 3
Edison International                                       500                22
Entergy Corp.                                              350                24
Exelon Corp.                                             1,023                59
FirstEnergy Corp.                                          533                27
FPL Group, Inc.                                            600                25
KeySpan Corp.                                              200                 7
Nicor, Inc.                                                100                 4
NiSource, Inc.                                             376                 8
Peoples Energy Corp.                                       100                 4
PG&E Corp.                                                 600                22
Pinnacle West Capital Corp.                                100                 4
PPL Corp.                                                  600                18
Progress Energy, Inc.                                      354                15
Public Service Enterprise Group, Inc.                      400                28
Sempra Energy                                              297                14
TECO Energy, Inc.                                          200                 3
The AES Corp. *                                            800                14
The Southern Co.                                         1,099                38
TXU Corp.                                                  800                41
Xcel Energy, Inc.                                          510                10
                                                                     -----------
                                                                             568

SCHWAB MARKETTRACK CONSERVATIVE PORTFOLIO

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
FOREIGN COMMON STOCK 0.0% OF NET ASSETS

NETHERLANDS ANTILLES 0.0%
--------------------------------------------------------------------------------

ENERGY 0.0%

Schlumberger Ltd.                                          823               115

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)

SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

Brown Brothers
   3.94%, 02/01/06                                       1,515             1,515

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 93.7% OF NET ASSETS

Schwab Institutional Select S&P
   500 Fund (a)                                        171,198             1,722
Schwab International Index Fund,
   Select Shares (a)                                 1,741,942            32,853
Schwab S&P 500 Index Fund, Select
   Shares (a)                                        2,238,112            44,225
Schwab Small-Cap Index Fund,
   Select Shares (a)                                 1,351,275            33,471
Schwab Total Bond Market Fund (a)                   17,841,416           175,916
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                         12,987,866            12,988
                                                                     -----------
                                                                         301,175

END OF INVESTMENTS.

At January 31, 2006 the tax basis cost of the fund's investments was $281,286, and the unrealized gains and losses were $41,797 and ($2,419), respectively.

 *  Non-income producing security

(a) Issuer is affiliated with the fund's adviser

SCHWAB CAPITAL TRUST
SCHWAB INSTITUTIONAL SELECT S&P 500 FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 97.1%  COMMON STOCK                                  1,341,921       1,431,925

  0.6%  FOREIGN COMMON                                    5,133           9,132
        STOCK

   --%  WARRANTS                                             --               6

  1.7%  SHORT-TERM                                       25,101          25,101
        INVESTMENT

  0.3%  U.S. TREASURY                                     3,941           3,941
        OBLIGATION
--------------------------------------------------------------------------------
 99.7%  TOTAL INVESTMENTS                             1,376,096       1,470,105

  3.7%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                             54,899          54,899

(3.4)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (49,853)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                              1,475,151

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 97.1% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Cooper Tire & Rubber Co. (a)                             5,317                80
Dana Corp.                                              16,759                82
Ford Motor Co.                                         234,869             2,015
General Motors Corp. (a)                                66,962             1,611
Harley-Davidson, Inc. (a)                               34,450             1,844
Johnson Controls, Inc.                                  23,469             1,625
The Goodyear Tire & Rubber Co. (a)*                     23,470               367
                                                                     -----------
                                                                           7,624
BANKS 7.3%
--------------------------------------------------------------------------------
AmSouth Bancorp                                         43,634             1,205
Bank of America Corp.                                  579,683            25,639
BB&T Corp.                                              69,802             2,725
Comerica, Inc.                                          22,068             1,224
Compass Bancshares, Inc.                                15,804               770
Countrywide Financial Corp.                             69,636             2,329
Fannie Mae                                             120,419             6,977
Fifth Third Bancorp                                     65,835             2,473
First Horizon National Corp.                            14,462               548
Freddie Mac                                             84,861             5,759
Golden West Financial Corp.                             30,471             2,152
Huntington Bancshares, Inc. (a)                         29,349               681
KeyCorp.                                                52,675             1,864
M&T Bank Corp.                                          11,318             1,226
Marshall & Ilsley Corp. (a)                             25,147             1,055
MGIC Investment Corp.                                   11,788               778
National City Corp.                                     69,870             2,388
North Fork Bancorp, Inc.                                56,432             1,451
PNC Financial Services Group, Inc.                      37,344             2,422
Regions Financial Corp.                                 56,832             1,886
Sovereign Bancorp, Inc.                                 43,051               939
SunTrust Banks, Inc.                                    45,211             3,230
Synovus Financial Corp.                                 38,819             1,074
U.S. Bancorp                                           229,721             6,871
Wachovia Corp.                                         197,466            10,827
Washington Mutual, Inc.                                119,101             5,040
Wells Fargo & Co.                                      206,627            12,885
Zions Bancorp                                           10,580               837
                                                                     -----------
                                                                         107,255
CAPITAL GOODS 8.3%
--------------------------------------------------------------------------------
3M Co.                                                  96,059             6,988
American Power Conversion Corp.                         21,302               505
American Standard Cos., Inc.                            22,305               803
Caterpillar, Inc.                                       80,876             5,491
Cooper Industries Ltd., Class A                         12,530             1,023
Cummins, Inc. (a)                                        5,178               504
Danaher Corp. (a)                                       32,157             1,821
Deere & Co.                                             29,149             2,092
Dover Corp.                                             25,256             1,160
Eaton Corp.                                             17,816             1,179
Emerson Electric Co.                                    52,435             4,061
Fluor Corp.                                             11,800             1,038
General Dynamics Corp.                                  25,116             2,922
General Electric Co. (b)                             1,312,148            42,973
Goodrich Corp.                                          17,019               670
Honeywell International, Inc.                          104,645             4,020
Illinois Tool Works, Inc.                               31,447             2,651
Ingersoll-Rand Co., Class A                             41,882             1,645
ITT Industries, Inc.                                    11,558             1,185

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
L-3 Communications Holdings, Inc.                       14,796             1,199
Lockheed Martin Corp.                                   47,256             3,197
Masco Corp.                                             53,376             1,583
Navistar International Corp. *                           7,487               204
Northrop Grumman Corp.                                  45,042             2,798
Paccar, Inc.                                            20,602             1,434
Pall Corp.                                              14,775               425
Parker Hannifin Corp.                                   14,980             1,135
Raytheon Co.                                            57,315             2,348
Rockwell Automation, Inc.                               22,880             1,512
Rockwell Collins, Inc.                                  22,010             1,033
Textron, Inc.                                           16,605             1,402
The Boeing Co.                                         103,110             7,043
Tyco International Ltd.                                251,618             6,555
United Technologies Corp.                              123,656             7,218
W.W. Grainger, Inc.                                      9,625               683
                                                                     -----------
                                                                         122,500
COMMERCIAL SERVICES & SUPPLIES 0.8%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc. (a)*                      22,521               205
Apollo Group, Inc., Class A (a)*                        17,193               957
Avery Dennison Corp.                                    11,956               714
Cendant Corp.                                          130,071             2,177
Cintas Corp.                                            15,817               674
Equifax, Inc.                                           16,722               641
H&R Block, Inc.                                         39,228               960
Monster Worldwide, Inc. *                               15,751               672
Pitney Bowes, Inc.                                      27,275             1,166
R.R. Donnelley & Sons Co.                               28,758               937
Robert Half International, Inc.                         21,446               783
Waste Management, Inc.                                  69,226             2,186
                                                                     -----------
                                                                          12,072
CONSUMER DURABLES & APPAREL 1.3%
--------------------------------------------------------------------------------
Black & Decker Corp.                                    11,002               949
Brunswick Corp.                                         11,445               430
Centex Corp.                                            15,215             1,086
Coach, Inc. *                                           47,582             1,711
D.R. Horton, Inc.                                       32,071             1,197
Eastman Kodak Co. (a)                                   33,315               836
Fortune Brands, Inc.                                    16,981             1,273
Harman International Industries,
   Inc.                                                  8,000               880
Hasbro, Inc.                                            23,285               494
Jones Apparel Group, Inc.                               13,710               429
KB Home                                                  8,983               685
Leggett & Platt, Inc.                                   22,012               542
Lennar Corp., Class A                                   16,133             1,009
Liz Claiborne, Inc.                                     12,811               445
Mattel, Inc.                                            47,662               786
Maytag Corp. (a)                                         9,035               156
Newell Rubbermaid, Inc. (a)                             35,665               843
Nike, Inc., Class B                                     26,563             2,150
Pulte Homes, Inc.                                       25,648             1,023
Reebok International Ltd.                                6,375               376
Snap-On, Inc.                                            6,610               265
The Stanley Works (b)                                   11,539               566
VF Corp.                                                11,516               639
Whirlpool Corp.                                          7,853               634
                                                                     -----------
                                                                          19,404
CONSUMER SERVICES 1.5%
--------------------------------------------------------------------------------
Carnival Corp.                                          51,733             2,678
Darden Restaurants, Inc.                                16,805               683
Harrah's Entertainment, Inc.                            21,596             1,589
Hilton Hotels Corp.                                     44,470             1,109
International Game Technology                           43,682             1,563
Marriott International, Inc.,
   Class A                                              20,962             1,397
McDonald's Corp.                                       157,734             5,522
Starbucks Corp. *                                       92,224             2,924
Starwood Hotels & Resorts
   Worldwide, Inc.                                      25,558             1,554
Wendy's International, Inc.                             13,334               786
YUM! Brands, Inc.                                       35,701             1,766
                                                                     -----------
                                                                          21,571
DIVERSIFIED FINANCIALS 7.7%
--------------------------------------------------------------------------------
American Express Co.                                   155,785             8,171
Ameriprise Financial, Inc.                              29,918             1,217
Capital One Financial Corp.                             37,478             3,122
CIT Group, Inc.                                         24,822             1,324
Citigroup, Inc. (b)                                    640,148            29,818
E*TRADE Financial Corp. *                               50,999             1,213
Federated Investors, Inc., Class B                      10,709               414
Franklin Resources, Inc.                                22,788             2,245
Janus Capital Group, Inc. (a)                           29,928               625
JPMorgan Chase & Co.                                   438,737            17,440
Lehman Brothers Holdings, Inc.                          32,701             4,593
Mellon Financial Corp.                                  54,276             1,914
Merrill Lynch & Co., Inc.                              115,685             8,684
Moody's Corp.                                           32,400             2,052
Morgan Stanley                                         136,369             8,380
Northern Trust Corp.                                    23,869             1,246
SLM Corp.                                               52,881             2,959
State Street Corp.                                      41,232             2,493
T. Rowe Price Group, Inc.                               16,810             1,285

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
The Bank of New York Co., Inc. (b)                      99,088             3,152
The Bear Stearns Co., Inc.                              13,802             1,745
The Charles Schwab Corp.                               129,927             1,922
The Goldman Sachs Group, Inc.                           56,187             7,936
                                                                     -----------
                                                                         113,950
ENERGY 9.5%
--------------------------------------------------------------------------------
Amerada Hess Corp.                                      10,090             1,562
Anadarko Petroleum Corp.                                30,928             3,335
Apache Corp.                                            39,495             2,983
Baker Hughes, Inc.                                      41,718             3,231
BJ Services Co.                                         40,511             1,640
Burlington Resources, Inc.                              48,550             4,431
ChevronTexaco Corp.                                    281,278            16,702
ConocoPhillips                                         174,265            11,275
Devon Energy Corp.                                      57,682             3,934
El Paso Corp.                                           78,848             1,061
EOG Resources, Inc.                                     28,921             2,445
Exxon Mobil Corp. (b)                                  784,838            49,249
Halliburton Co. (a)                                     63,233             5,030
Kerr-McGee Corp.                                        15,245             1,683
Kinder Morgan, Inc. (a)                                 11,429             1,100
Marathon Oil Corp.                                      44,802             3,444
Murphy Oil Corp.                                        19,489             1,111
Nabors Industries Ltd. *                                19,005             1,544
National-Oilwell Varco, Inc. *                          20,440             1,555
Noble Corp.                                             16,093             1,294
Occidental Petroleum Corp.                              50,733             4,957
Rowan Cos., Inc. *                                      14,054               630
Sunoco, Inc.                                            18,014             1,715
Transocean, Inc. *                                      42,242             3,428
Valero Energy Corp.                                     78,919             4,927
Weatherford International Ltd. *                        34,699             1,554
Williams Cos., Inc.                                     69,724             1,662
XTO Energy, Inc. (b)                                    42,744             2,098
                                                                     -----------
                                                                         139,580
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Albertson's, Inc.                                       48,857             1,229
Costco Wholesale Corp.                                  59,010             2,944
CVS Corp.                                               95,898             2,662
Kroger Co. *                                            92,693             1,706
Safeway, Inc.                                           54,673             1,281
Supervalu, Inc.                                         17,505               559
Sysco Corp.                                             74,833             2,296
Wal-Mart Stores, Inc. (b)                              306,557            14,135
Walgreen Co.                                           122,781             5,314
Whole Foods Market, Inc.                                15,846             1,171
                                                                     -----------
                                                                          33,297
FOOD, BEVERAGE & TOBACCO 4.5%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                                 256,791            18,576
Anheuser-Busch Cos., Inc.                               91,974             3,811
Archer-Daniels-Midland Co.                              82,816             2,609
Brown-Forman Corp., Class B                             10,364               735
Campbell Soup Co.                                       22,152               663
Coca-Cola Enterprises, Inc.                             41,074               811
ConAgra Foods, Inc. (a)                                 63,805             1,323
Constellation Brands, Inc., Class A *                   22,647               604
General Mills, Inc.                                     45,661             2,220
H.J. Heinz Co.                                          44,450             1,509
Kellogg Co.                                             40,138             1,722
McCormick & Co., Inc.                                   15,978               483
Molson Coors Brewing Co.                                 6,776               423
PepsiCo, Inc.                                          208,916            11,946
Reynolds American, Inc. (b)                             11,464             1,159
Sara Lee Corp.                                          93,063             1,701
The Coca-Cola Co.                                      264,410            10,941
The Hershey Co.                                         22,504             1,152
The Pepsi Bottling Group, Inc.                          21,981               637
Tyson Foods, Inc., Class A                              32,088               460
UST, Inc.                                               19,299               752
Wm. Wrigley Jr. Co.                                     21,418             1,370
                                                                     -----------
                                                                          65,607
HEALTH CARE EQUIPMENT & SERVICES 4.9%
--------------------------------------------------------------------------------
Aetna, Inc.                                             36,901             3,572
AmerisourceBergen Corp.                                 26,051             1,137
Bausch & Lomb, Inc.                                      6,868               464
Baxter International, Inc.                              79,428             2,927
Becton Dickinson & Co.                                  32,404             2,100
Biomet, Inc.                                            29,723             1,124
Boston Scientific Corp. *                               70,166             1,534
C.R. Bard, Inc.                                         13,286               843
Cardinal Health, Inc.                                   54,365             3,916
Caremark Rx, Inc. *                                     55,031             2,713
CIGNA Corp.                                             16,633             2,023
Coventry Health Care, Inc. *                            21,384             1,274
Express Scripts, Inc. *                                 18,507             1,689
Fisher Scientific International,
   Inc. *                                               14,254               953
Guidant Corp.                                           40,210             2,959
HCA, Inc.                                               52,482             2,576
Health Management Associates,
   Inc., Class A                                        28,642               602
Hospira, Inc. *                                         20,618               923

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Humana, Inc. *                                          20,721             1,156
IMS Health, Inc.                                        26,453               651
Laboratory Corp. of America
   Holdings *                                           16,540               970
Manor Care, Inc.                                        11,738               459
McKesson Corp.                                          39,490             2,093
Medco Health Solutions, Inc. *                          39,332             2,128
Medtronic, Inc.                                        148,646             8,394
Millipore Corp. *                                        6,789               467
Patterson Cos., Inc. *                                  12,354               427
PerkinElmer, Inc.                                       17,127               389
Quest Diagnostics                                       21,403             1,058
Stryker Corp.                                           34,684             1,731
Tenet Healthcare Corp. *                                54,632               397
Thermo Electron Corp. *                                 19,216               646
UnitedHealth Group, Inc.                               168,981            10,041
Waters Corp. *                                          13,837               580
WellPoint, Inc. *                                       77,571             5,957
Zimmer Holdings, Inc. *                                 29,744             2,051
                                                                     -----------
                                                                          72,924
HOUSEHOLD & PERSONAL PRODUCTS 2.5%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                              8,403               372
Avon Products, Inc.                                     55,817             1,581
Clorox Co. (a)                                          18,199             1,089
Colgate-Palmolive Co.                                   61,859             3,396
Kimberly-Clark Corp.                                    57,949             3,310
Procter & Gamble Co.                                   426,655            25,271
St. Jude Medical, Inc. *                                46,876             2,303
The Estee Lauder Cos., Inc., Class A                       742                27
                                                                     -----------
                                                                          37,349
INSURANCE 4.7%
--------------------------------------------------------------------------------
ACE Ltd.                                                38,349             2,100
AFLAC, Inc. (b)                                         63,937             3,002
AMBAC Financial Group, Inc.                             12,588               967
American International Group, Inc.                     323,841            21,199
AON Corp. (a)                                           41,702             1,427
Cincinnati Financial Corp.                              19,499               888
Genworth Financial, Inc., Class A(a)                    46,779             1,532
Jefferson-Pilot Corp.                                   15,798               921
Lincoln National Corp. (a)                              21,527             1,174
Loews Corp.                                             18,545             1,830
Marsh & McLennan Cos., Inc.                             63,163             1,920
MBIA, Inc. (a)                                          16,042               988
Metlife, Inc. (b)                                       94,251             4,728
Principal Financial Group, Inc.                         36,285             1,711
Prudential Financial, Inc.                              64,567             4,864
SAFECO Corp.                                            15,772               824
The Allstate Corp. (b)                                  82,112             4,274
The Chubb Corp.                                         25,482             2,404
The Hartford Financial Services
   Group, Inc.                                          38,143             3,136
The Progressive Corp. (a)                               23,495             2,468
The St. Paul Travelers Cos., Inc.                       84,618             3,840
Torchmark Corp.                                         13,277               745
UnumProvident Corp. (b)                                 34,766               707
XL Capital Ltd., Class A                                16,790             1,136
                                                                     -----------
                                                                          68,785
MATERIALS 3.0%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                          26,318             1,624
Alcoa, Inc.                                            103,220             3,251
Allegheny Technologies, Inc.                            10,564               548
Ashland, Inc.                                            8,074               532
Ball Corp.                                              13,073               529
Bemis Co. (b)                                           12,247               374
E.I. du Pont de Nemours & Co.                          117,287             4,592
Eastman Chemical Co.                                    11,501               554
Ecolab, Inc.                                            22,606               810
Engelhard Corp.                                         13,747               554
Freeport-McMoran Copper & Gold,
   Inc., Class B                                        22,136             1,422
Hercules, Inc. *                                        12,837               150
International Flavors &
   Fragrances, Inc.                                     10,337               341
International Paper Co.                                 60,158             1,963
Louisiana-Pacific Corp.                                 14,581               429
MeadWestvaco Corp.                                      23,399               625
Monsanto Co.                                            35,353             2,991
Newmont Mining Corp.                                    52,904             3,269
Nucor Corp.                                             20,898             1,760
Pactiv Corp. *                                          17,109               380
Phelps Dodge Corp.                                      13,818             2,218
PPG Industries, Inc.                                    20,382             1,213
Praxair, Inc.                                           40,159             2,116
Rohm & Haas Co.                                         22,230             1,131
Sealed Air Corp.                                         9,912               548
Sigma-Aldrich Corp.                                      8,208               533
Temple-Inland, Inc.                                     14,670               688
The Dow Chemical Co.                                   115,676             4,893
United States Steel Corp. (b)                           13,552               810
Vulcan Materials Co.                                    13,071               940
Weyerhaeuser Co. (b)                                    29,829             2,081
                                                                     -----------
                                                                          43,869

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
MEDIA 3.2%
--------------------------------------------------------------------------------
CBS Corp., Class B                                      98,703             2,579
Clear Channel Communications, Inc.                      60,839             1,781
Comcast Corp., Class A (b)*                            269,620             7,501
Dow Jones & Co., Inc.                                    6,979               265
Gannett Co., Inc.                                       29,367             1,815
Interpublic Group of Cos., Inc. *                       49,112               496
Knight-Ridder, Inc. (a)                                  7,878               490
Live Nation, Inc. *                                          1                --
McGraw-Hill Cos., Inc.                                  47,900             2,445
Meredith Corp.                                           7,108               389
News Corp., Inc., Class A                              300,951             4,743
Omnicom Group, Inc.                                     23,594             1,930
The E.W. Scripps Co., Class A                            5,623               272
The New York Times Co., Class A (a)                     17,234               488
The Walt Disney Co.                                    244,422             6,186
Time Warner, Inc.                                      587,842            10,305
Tribune Co.                                             31,723               920
Univision Communications, Inc.,
   Class A *                                            27,449               874
Viacom, Inc., Class B *                                 98,703             4,094
                                                                     -----------
                                                                          47,573
PHARMACEUTICALS & BIOTECHNOLOGY 7.7%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                                190,830             8,234
Allergan, Inc.                                          17,025             1,982
Amgen, Inc. (b)*                                       152,338            11,104
Applera Corp. - Applied Biosystems
   Group                                                24,944               707
Biogen Idec, Inc. *                                     40,763             1,824
Bristol-Myers Squibb Co.                               235,213             5,360
Chiron Corp. *                                          13,060               596
Eli Lilly & Co.                                        136,983             7,756
Forest Laboratories, Inc. *                             42,358             1,960
Genzyme Corp. *                                         32,919             2,335
Gilead Sciences, Inc. *                                 58,136             3,539
Johnson & Johnson                                      371,149            21,356
King Pharmaceuticals, Inc. *                            31,378               588
Medimmune, Inc. *                                       28,809               983
Merck & Co., Inc.                                      275,486             9,504
Mylan Laboratories, Inc.                                29,846               588
Pfizer, Inc. (b)                                       919,862            23,622
Schering-Plough Corp.                                  187,611             3,593
Watson Pharmaceuticals, Inc. *                          13,105               434
Wyeth                                                  168,560             7,796
                                                                     -----------
                                                                         113,861
REAL ESTATE 0.7%
--------------------------------------------------------------------------------
Apartment Investment & Management
   Co., Class A                                         10,935               465
Archstone-Smith Trust                                   25,618             1,200
Equity Office Properties Trust                          49,947             1,589
Equity Residential                                      36,013             1,527
Plum Creek Timber Co., Inc.                             21,969               812
ProLogis                                                29,537             1,513
Public Storage, Inc.                                     9,891               718
Simon Property Group, Inc. (b)                          22,223             1,841
Vornado Realty Trust                                    14,080             1,244
                                                                     -----------
                                                                          10,909
RETAILING 3.7%
--------------------------------------------------------------------------------
Amazon.com, Inc. (a)*                                   11,894               533
AutoNation, Inc. *                                      25,993               580
AutoZone, Inc. *                                         6,318               618
Bed, Bath & Beyond, Inc. *                              36,992             1,384
Best Buy Co., Inc. (a)                                  49,746             2,520
Big Lots, Inc. *                                        12,890               172
Circuit City Stores, Inc.                               24,128               608
Dillards, Inc., Class A                                  6,250               162
Dollar General Corp. (a)                                35,386               598
eBay, Inc. *                                           142,558             6,144
Family Dollar Stores, Inc.                              18,998               455
Federated Department Stores, Inc.                       32,363             2,156
Genuine Parts Co.                                       21,822               928
Home Depot, Inc.                                       261,327            10,597
J.C. Penney Co., Inc.                                   32,886             1,835
Kohl's Corp. *                                          38,955             1,729
Limited Brands, Inc.                                    41,625               985
Lowe's Cos., Inc.                                       93,914             5,968
Nordstrom, Inc. (a)                                     30,386             1,268
Office Depot, Inc. *                                    42,496             1,409
OfficeMax, Inc.                                          7,483               214
RadioShack Corp.                                        16,028               356
Sears Holdings Corp. *                                  12,040             1,462
Staples, Inc.                                           89,512             2,122
Target Corp.                                           108,255             5,927
The Gap, Inc.                                           87,077             1,575
The Sherwin-Williams Co.                                14,297               756
The TJX Cos., Inc.                                      55,635             1,420
Tiffany & Co.                                           17,071               644
                                                                     -----------
                                                                          55,125
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.1%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                          52,618             2,203
Altera Corp. *                                          46,787               903

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Analog Devices, Inc.                                    46,767             1,860
Applied Materials, Inc.                                202,760             3,863
Applied Micro Circuits Corp. *                          32,030               105
Broadcom Corp., Class A *                               36,832             2,512
Freescale Semiconductor, Inc.,
   Class B *                                            49,700             1,255
Intel Corp.                                            760,238            16,170
KLA-Tencor Corp.                                        23,307             1,212
Linear Technology Corp.                                 39,351             1,464
LSI Logic Corp. *                                       50,639               463
Maxim Integrated Products, Inc.                         38,816             1,593
Micron Technology, Inc. *                               76,874             1,129
National Semiconductor Corp.                            42,820             1,208
Novellus Systems, Inc. *                                15,786               448
Nvidia Corp. (a)*                                       22,114               994
PMC - Sierra, Inc. *                                    31,243               296
Teradyne, Inc. *                                        23,103               402
Texas Instruments, Inc.                                204,156             5,967
Xilinx, Inc.                                            41,498             1,169
                                                                     -----------
                                                                          45,216
SOFTWARE & SERVICES 5.0%
--------------------------------------------------------------------------------
Adobe Systems, Inc.                                     58,732             2,333
Affiliated Computer Services,
   Inc., Class A *                                      14,743               923
Autodesk, Inc.                                          30,070             1,221
Automatic Data Processing, Inc.                         69,086             3,036
BMC Software, Inc. *                                    30,846               682
Citrix Systems, Inc. *                                  21,883               675
Computer Associates International,
   Inc. *                                               62,143             1,696
Computer Sciences Corp. *                               24,007             1,217
Compuware Corp. *                                       50,653               417
Convergys Corp. *                                       16,014               275
Electronic Arts, Inc. *                                 36,249             1,978
Electronic Data Systems Corp.                           67,185             1,692
First Data Corp.                                        93,412             4,213
Fiserv, Inc. *                                          25,448             1,119
Intuit, Inc. *                                          23,986             1,255
Microsoft Corp. (b)                                  1,141,597            32,136
Novell, Inc. *                                          50,415               491
Oracle Corp. *                                         512,435             6,441
Parametric Technology Corp. *                           37,489               235
Paychex, Inc.                                           41,887             1,523
Sabre Holdings Corp., Class A                           14,850               364
Siebel Systems, Inc.                                    61,198               649
Symantec Corp. *                                       147,921             2,719
Unisys Corp. *                                          38,372               257
VeriSign, Inc. *                                        20,000               475
Yahoo! Inc. *                                          150,732             5,176
                                                                     -----------
                                                                          73,198
TECHNOLOGY HARDWARE & EQUIPMENT 6.8%
--------------------------------------------------------------------------------
ADC Telecommunications, Inc. *                          13,651               346
Agilent Technologies, Inc. *                            63,221             2,144
Andrew Corp. *                                          25,571               332
Apple Computer, Inc. *                                 103,417             7,809
Avaya, Inc. *                                           55,735               588
CIENA Corp. *                                           81,341               325
Cisco Systems, Inc. *                                  787,331            14,621
Comverse Technology, Inc. *                             25,525               699
Corning, Inc. (a)*                                     183,731             4,474
Dell, Inc. *                                           291,054             8,531
EMC Corp. *                                            300,660             4,029
Gateway, Inc. (a)*                                      20,996                57
Hewlett-Packard Co.                                    358,946            11,192
International Business Machines
   Corp.                                               199,191            16,194
Jabil Circuit, Inc. (a)*                                21,278               860
JDS Uniphase Corp. *                                   228,147               714
Lexmark International, Inc., Class A *                  13,673               664
Lucent Technologies, Inc. *                            580,357             1,532
Molex, Inc.                                             19,657               595
Motorola, Inc.                                         310,451             7,050
NCR Corp. *                                             23,481               872
Network Appliance, Inc. *                               43,345             1,352
QLogic Corp. *                                          10,374               412
Qualcomm, Inc.                                         204,543             9,810
Sanmina -- SCI Corp. *                                  80,370               338
Scientific-Atlanta, Inc.                                19,382               829
Solectron Corp. *                                      125,346               479
Sun Microsystems, Inc. *                               444,714             2,001
Symbol Technologies, Inc.                               27,591               341
Xerox Corp. (b)*                                       124,665             1,784
                                                                     -----------
                                                                         100,974
TELECOMMUNICATION SERVICES 3.1%
--------------------------------------------------------------------------------
Alltel Corp.                                            48,469             2,910
AT&T Corp.                                             486,872            12,634
BellSouth Corp.                                        225,393             6,484
CenturyTel, Inc.                                        17,590               586
Citizens Communications Co.                             46,351               569
Qwest Communications
   International, Inc. (a)*                            193,071             1,162
Sprint Corp. (FON Group)                               364,874             8,352
Tektronix, Inc.                                          9,825               290
Tellabs, Inc. *                                         57,260               732

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Verizon Communications, Inc.                           362,225            11,468
                                                                     -----------
                                                                          45,187
TRANSPORTATION 1.8%
--------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                      46,586             3,733
CSX Corp.                                               27,016             1,446
FedEx Corp.                                             36,608             3,703
Norfolk Southern Corp.                                  51,428             2,563
Ryder Systems, Inc.                                      7,325               328
Southwest Airlines Co.                                  85,256             1,403
Union Pacific Corp.                                     31,154             2,756
United Parcel Service, Inc., Class B                   137,540            10,303
                                                                     -----------
                                                                          26,235
UTILITIES 3.2%
--------------------------------------------------------------------------------
Allegheny Energy, Inc. *                                20,710               720
Ameren Corp.                                            25,514             1,295
American Electric Power Co., Inc.                       51,044             1,905
CenterPoint Energy, Inc. (a)                            36,863               471
Cinergy Corp.                                           23,577             1,024
CMS Energy Corp. *                                      28,478               412
Consolidated Edison, Inc.                               29,750             1,399
Constellation Energy Group, Inc.                        21,053             1,227
Dominion Resources, Inc.                                40,907             3,090
DTE Energy Co.                                          20,701               874
Duke Energy Corp. (a)                                  118,153             3,350
Dynegy, Inc., Class A (a)*                              37,503               206
Edison International                                    41,664             1,826
Entergy Corp.                                           25,539             1,775
Exelon Corp.                                            83,358             4,786
FirstEnergy Corp.                                       41,915             2,100
FPL Group, Inc.                                         47,319             1,977
KeySpan Corp.                                           20,130               723
Nicor, Inc.                                              6,133               251
NiSource, Inc.                                          33,851               695
Peoples Energy Corp.                                     4,310               160
PG&E Corp.                                              44,608             1,664
Pinnacle West Capital Corp.                             12,691               541
PPL Corp.                                               49,847             1,502
Progress Energy, Inc.                                   29,474             1,286
Public Service Enterprise Group,
   Inc.                                                 29,244             2,036
Sempra Energy                                           33,555             1,612
TECO Energy, Inc.                                       26,852               459
The AES Corp. *                                         81,839             1,394
The Southern Co.                                        88,093             3,066
TXU Corp.                                               61,390             3,109
Xcel Energy, Inc. (b)                                   47,624               925
                                                                     -----------
                                                                          47,860
FOREIGN COMMON STOCK 0.6% OF NET ASSETS

NETHERLANDS 0.6%
--------------------------------------------------------------------------------
ENERGY 0.6%
Schlumberger Ltd. (b)                                   71,654             9,132

WARRANTS 0.0% OF NET ASSETS

TECHNOLOGY HARDWARE & EQUIPMENT 0.0%
--------------------------------------------------------------------------------
Lucent Technologies, Inc. *
   expires 12/10/07                                     11,390                 6

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)

SHORT-TERM INVESTMENT 1.7% OF NET ASSETS

Brown Brothers
   3.94%, 02/01/06                                      25,101            25,101

U.S. TREASURY OBLIGATION 0.3% OF NET ASSETS

U.S. Treasury Bills
   3.91%, 03/16/06                                   3,960,000         3,940,350

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.7% OF NET ASSETS

SSgA Prime Money Market Portfolio                       54,899            54,899

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At January 31, 2006 the tax basis cost of the fund's investments was $1,382, and the unrealized gains and losses were $158,043 and ($70,086), respectively.

In addition to the above, the fund held the following at 01/31/2006.
All numbers are x1,000 except number of futures contracts.

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

PORTFOLIO HOLDINGS continued

                                           NUMBER OF      CONTRACT    UNREALIZED
                                           CONTRACTS        VALUE       GAINS
FUTURES CONTRACT 2.1% OF NET ASSETS

S&P 500 Index, e-mini,
Long, expires 03/17/06                           474        30,421           214

 *  Non-income producing security

(a) All or a portion of security is on loan.

(b) All or a portion of this security is held as collateral for open futures contracts

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2010 FUND

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 95.6%  OTHER INVESTMENT                                 35,294           37,350
        COMPANIES

  3.7%  SHORT-TERM                                        1,436            1,436
        INVESTMENT
--------------------------------------------------------------------------------
 99.3%  TOTAL INVESTMENTS                                36,730           38,786

  0.7%  OTHER ASSETS AND
        LIABILITIES, NET                                                     277
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  39,063

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 95.6% OF NET ASSETS

EQUITY FUNDS 63.8%
--------------------------------------------------------------------------------
Laudus International MarketMasters
   Fund, Select Shares (a)                             216,946             4,146
Laudus Rosenberg International
   Small Capitalization Fund,
   Institutional Shares (a)                            127,281             2,526
Laudus Rosenberg U.S. Discovery
   Fund, Institutional Shares (a)                       83,110             1,542
Laudus Rosenberg U.S. Large
   Capitalization Growth Fund,
   Institutional Shares (a)                            284,179             2,606
Schwab Core Equity Fund (a)                            528,551             8,864
Schwab Dividend Equity Fund,
   Select Shares (a)                                   191,052             2,518
Schwab Small-Cap Equity Fund,
   Select Shares (a)                                   160,966             2,717
                                                                     -----------
                                                                          24,919
FIXED-INCOME FUNDS 30.9%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                    1,189,803            11,732
Schwab YieldPlus Fund, Select
   Shares (a)                                           36,241               350
                                                                     -----------
                                                                          12,082
MONEY FUNDS 0.9%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                            349,088               349

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 3.7% OF NET ASSETS

BROWN BROTHERS
   3.94%, 02/01/06                                       1,436             1,436

END OF INVESTMENTS.

(a) Issuer is affiliated with the fund's adviser

At January 31, 2006 the tax basis cost of the fund's investments was $36,730, and the unrealized gains and losses were $2,279 and ($223), respectively.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2020 FUND

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 97.5%  OTHER INVESTMENT                                 42,888           45,392
        COMPANIES

  1.1%  SHORT-TERM                                          552              552
        INVESTMENT
--------------------------------------------------------------------------------
 98.6%  TOTAL INVESTMENTS                                43,440           45,944

  1.4%  OTHER ASSETS AND
        LIABILITIES, NET                                                     631
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  46,575

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 97.5% OF NET ASSETS

EQUITY FUNDS 69.3%
--------------------------------------------------------------------------------
Laudus International MarketMasters
   Fund, Select Shares (a)                             249,183             4,762
Laudus Rosenberg International
   Small Capitalization Fund,
   Institutional Shares (a)                            194,964             3,870
Laudus Rosenberg U.S. Discovery
   Fund, Institutional Shares (a)                       95,962             1,780
Laudus Rosenberg U.S. Large
   Capitalization Growth Fund,
   Institutional Shares (a)                            388,303             3,561
Schwab Core Equity Fund (a)                            639,879            10,731
Schwab Dividend Equity Fund,
   Select Shares (a)                                   268,107             3,533
Schwab Small-Cap Equity Fund,
   Select Shares (a)                                   238,459             4,025
                                                                     -----------
                                                                          32,262
FIXED-INCOME FUNDS 27.3%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                    1,249,338            12,319
Schwab YieldPlus Fund, Select
   Shares (a)                                           42,051               406
                                                                     -----------
                                                                          12,725
MONEY FUNDS 0.9%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                            405,051               405

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 1.1% OF NET ASSETS

Brown Brothers
   3.94%, 02/01/06                                         552               552

END OF INVESTMENTS.

At January 31, 2006 the tax basis cost of the fund's investments was $43,440, and the unrealized gains and losses were $2,700 and ($196), respectively.

(a) Issuer is affiliated with the fund's adviser

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2030 FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 94.6%  OTHER INVESTMENT                                 23,852           25,341
        COMPANIES

  4.8%  SHORT-TERM                                        1,293            1,293
        INVESTMENT
--------------------------------------------------------------------------------
 99.4%  TOTAL INVESTMENTS                                25,145           26,634

  0.6%  OTHER ASSETS AND
        LIABILITIES, NET                                                     164
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  26,798

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 94.6% OF NET ASSETS

EQUITY FUNDS 73.4%
--------------------------------------------------------------------------------
Laudus International MarketMasters
   Fund, Select Shares (a)                             160,082             3,059
Laudus Rosenberg International
   Small Capitalization Fund,
   Institutional Shares (a)                             94,226             1,870
Laudus Rosenberg U.S. Discovery
   Fund, Institutional Shares (a)                       66,999             1,243
Laudus Rosenberg U.S. Large
   Capitalization Growth Fund,
   Institutional Shares (a)                            233,687             2,143
Schwab Core Equity Fund (a)                            401,700             6,736
Schwab Dividend Equity Fund,
   Select Shares (a)                                   157,732             2,079
Schwab Small-Cap Equity Fund,
   Select Shares (a)                                   149,926             2,531
                                                                     -----------
                                                                          19,661
FIXED-INCOME FUNDS 20.4%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                      530,361             5,230
Schwab YieldPlus Fund, Select
   Shares (a)                                           23,328               225
                                                                     -----------
                                                                           5,455
MONEY FUNDS 0.8%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                            224,717               225

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 4.8% OF NET ASSETS

Brown Brothers
   3.94%, 02/01/06                                       1,293             1,293

END OF INVESTMENTS.

(a) Issuer is affiliated with the fund's adviser

At January 31, 2006 the tax basis cost of the fund's investments was $25,145, and the unrealized gains and losses were $1,566 and ($77), respectively.

SCHWAB CAPITAL TRUST
SCHWAB TARGET 2040 FUND

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 94.8%  OTHER INVESTMENT                                 11,754           12,543
        COMPANIES

  4.0%  SHORT-TERM                                          524              524
        INVESTMENT
--------------------------------------------------------------------------------
 98.8%  TOTAL INVESTMENTS                                12,278           13,067

  1.2%  OTHER ASSETS AND
        LIABILITIES, NET                                                     164
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  13,231

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 94.8% OF NET ASSETS

EQUITY FUNDS 80.0%
--------------------------------------------------------------------------------
Laudus International MarketMasters
   Fund, Select Shares (a)                              87,571             1,674
Laudus Rosenberg International
   Small Capitalization Fund,
   Institutional Shares (a)                             52,401             1,040
Laudus Rosenberg U.S. Discovery
   Fund, Institutional Shares (a)                       41,580               771
Laudus Rosenberg U.S. Large
   Capitalization Growth Fund,
   Institutional Shares (a)                            121,718             1,116
Schwab Core Equity Fund (a)                            206,202             3,458
Schwab Dividend Equity Fund,
   Select Shares (a)                                    84,613             1,115
Schwab Small-Cap Equity Fund,
   Select Shares (a)                                    83,634             1,412
                                                                     -----------
                                                                          10,586
FIXED-INCOME FUNDS 14.0%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                      175,794             1,733
Schwab YieldPlus Fund, Select
   Shares (a)                                           11,886               115
                                                                     -----------
                                                                           1,848
MONEY FUNDS 0.8%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                            108,501               109

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 4.0% OF NET ASSETS

BROWN BROTHERS
   3.94%, 02/01/06                                         524               524

END OF INVESTMENTS.

(a) Issuer is affiliated with the fund's adviser

At January 31, 2006 the tax basis cost of the fund's investments was $12,278, and the unrealized gains and losses were $811 and ($22), respectively.

SCHWAB CAPITAL TRUST
SCHWAB LARGE CAP GROWTH FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                     78,931          82,776

  0.5%  SHORT-TERM                                          390             390
        INVESTMENT
--------------------------------------------------------------------------------
100.3%  TOTAL INVESTMENTS                                79,321          83,166

(0.3)%  OTHER ASSETS AND
        LIABILITIES, NET                                                   (251)
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                 82,915

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COMMON STOCK 99.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.9%
--------------------------------------------------------------------------------
The Goodyear Tire & Rubber Co. *                        49,999               782

BANKS 1.8%
--------------------------------------------------------------------------------
Comerica, Inc.                                           9,000               499
U.S. Bancorp                                            34,199             1,023
                                                                     -----------
                                                                           1,522
CAPITAL GOODS 11.5%
--------------------------------------------------------------------------------
Emerson Electric Co.                                     7,300               565
General Dynamics Corp.                                  20,700             2,409
Lockheed Martin Corp.                                   60,699             4,106
Precision Castparts Corp.                               14,000               699
Rockwell Collins, Inc.                                   1,000                47
The Boeing Co.                                          22,700             1,551
W.W. Grainger, Inc.                                      2,500               178
                                                                     -----------
                                                                           9,555
COMMERCIAL SERVICES & SUPPLIES 2.1%
--------------------------------------------------------------------------------
Equifax, Inc.                                           18,000               690
Monster Worldwide, Inc. *                               23,999             1,024
                                                                     -----------
                                                                           1,714
CONSUMER DURABLES & APPAREL 3.3%
--------------------------------------------------------------------------------
Harman International Industries,
   Inc.                                                  8,300               913
Newell Rubbermaid, Inc.                                 62,299             1,473
The Stanley Works                                        7,000               343
                                                                     -----------
                                                                           2,729
DIVERSIFIED FINANCIALS 8.1%
--------------------------------------------------------------------------------
American Express Co.                                    14,000               734
Capital One Financial Corp.                              8,500               708
Federated Investors, Inc., Class B                      63,499             2,452
Franklin Resources, Inc.                                 9,600               946
Moody's Corp.                                           17,500             1,108
Northern Trust Corp.                                    15,000               783
                                                                     -----------
                                                                           6,731
ENERGY 4.2%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                       38,899             2,441
Helmerich & Payne, Inc.                                 12,800             1,003
                                                                     -----------
                                                                           3,444
FOOD & STAPLES RETAILING 0.4%
--------------------------------------------------------------------------------
Supervalu, Inc.                                          9,200               294

FOOD, BEVERAGE & TOBACCO 3.2%
--------------------------------------------------------------------------------
Kellogg Co.                                             16,000               686
PepsiCo, Inc.                                            7,900               452
Sara Lee Corp.                                           1,500                28
The Coca-Cola Co.                                       35,799             1,481
                                                                     -----------
                                                                           2,647
HEALTH CARE EQUIPMENT & SERVICES 12.7%
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                 34,099             1,488
Baxter International, Inc.                              28,500             1,050
Becton Dickinson & Co.                                  15,000               972
Cardinal Health, Inc.                                    7,300               526
Express Scripts, Inc. *                                 29,400             2,684
IMS Health, Inc.                                        21,500               529
Intuitive Surgical, Inc. *                               4,500               620
Lincare Holdings, Inc. *                                17,000               718
McKesson Corp.                                           4,600               244
UnitedHealth Group, Inc.                                29,000             1,723
                                                                     -----------
                                                                          10,554
HOUSEHOLD & PERSONAL PRODUCTS 1.5%
--------------------------------------------------------------------------------
WellPoint, Inc. *                                       15,700             1,206

INSURANCE 4.6%
--------------------------------------------------------------------------------
AFLAC, Inc.                                             18,500               869
American International Group, Inc.                      19,800             1,296
First American Corp.                                    10,000               468
Protective Life Corp.                                    1,000                45
Safeco Corp.                                             2,000               104
W.R. Berkley Corp.                                      20,099               993
                                                                     -----------
                                                                           3,775
MATERIALS 5.3%
--------------------------------------------------------------------------------
Crown Holdings, Inc. *                                 112,499             2,105

SCHWAB LARGE CAP GROWTH FUND

PORTFOLIO HOLDINGS continued

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
Freeport-McMoran Copper & Gold,
   Inc., Class B                                        36,000             2,313
                                                                     -----------
                                                                           4,418
MEDIA 0.6%
--------------------------------------------------------------------------------
McGraw Hill Cos., Inc.                                   7,500               383
Time Warner, Inc.                                        6,100               107
                                                                     -----------
                                                                             490
PHARMACEUTICALS & BIOTECHNOLOGY 8.9%
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera
   Corp.                                                46,500             1,318
Barr Pharmaceuticals, Inc. *                             9,400               616
Johnson & Johnson                                       44,900             2,583
King Pharmaceuticals, Inc. *                            35,600               667
Pfizer, Inc.                                            53,099             1,364
Schering-Plough Corp.                                   44,000               843
                                                                     -----------
                                                                           7,391
RETAILING 2.7%
--------------------------------------------------------------------------------
eBay, Inc. *                                            32,099             1,384
J.C. Penney Co., Inc.                                   15,400               859
                                                                     -----------
                                                                           2,243
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.7%
--------------------------------------------------------------------------------
Analog Devices, Inc.                                     5,600               223
Broadcom Corp., Class A *                               18,500             1,261
Lam Research Corp. *                                     6,000               278
National Semiconductor Corp.                            20,500               578
Texas Instruments, Inc.                                 53,499             1,564
                                                                     -----------
                                                                           3,904
SOFTWARE & SERVICES 9.0%
--------------------------------------------------------------------------------
Autodesk, Inc.                                          17,000               690
Cadence Design Systems, Inc. *                          41,000               724
DST Systems, Inc. *                                     13,000               737
Global Payments, Inc.                                   57,199             2,913
Google, Inc., Class A *                                  2,000               866
McAfee, Inc. *                                          26,000               603
Red Hat, Inc. *                                         20,000               579
Symantec Corp. *                                        20,000               368
                                                                     -----------
                                                                           7,480
TECHNOLOGY HARDWARE & EQUIPMENT 12.1%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                                  12,500               944
Corning, Inc. *                                         20,400               497
Hewlett-Packard Co.                                     66,799             2,083
International Business Machines
   Corp.                                                45,100             3,666
Motorola, Inc.                                          52,500             1,192
Qualcomm, Inc.                                          34,400             1,650
                                                                     -----------
                                                                          10,032
UTILITIES 2.2%
--------------------------------------------------------------------------------
Edison International                                    27,999             1,227
TXU Corp.                                               12,600               638
                                                                     -----------
                                                                           1,865

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 0.5% OF NET ASSETS

Brown Brothers
   3.94%, 02/01/06                                         390               390

END OF INVESTMENTS.

At January 31, 2006 the tax basis cost of the fund's investments was $79,334, and the unrealized gains and losses were $5,330 and ($1,498), respectively.

* Non-income producing security

SCHWAB CAPITAL TRUST
SCHWAB RETIREMENT INCOME FUND(TM)

PORTFOLIO HOLDINGS As of January 31, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 97.1%  OTHER INVESTMENT                                 22,772           22,807
        COMPANIES

  1.8%  SHORT-TERM                                          428              428
        INVESTMENT
--------------------------------------------------------------------------------
 98.9%  TOTAL INVESTMENTS                                23,200           23,235

  1.1%  OTHER ASSETS AND
        LIABILITIES, NET                                                     253
--------------------------------------------------------------------------------
100.0%  TOTAL NET ASSETS                                                  23,488

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
OTHER INVESTMENT COMPANIES 97.1% OF NET ASSETS

EQUITY FUNDS 20.5%
--------------------------------------------------------------------------------
Laudus International MarketMasters
   Fund, Select Shares (a)                              57,219             1,093
Schwab Dividend Equity Fund,
   Select Shares (a)                                   281,853             3,715
                                                                     -----------
                                                                           4,808
FIXED-INCOME FUNDS 72.1%
--------------------------------------------------------------------------------
Schwab Total Bond Market Fund (a)                    1,145,904            11,299
Schwab YieldPlus Fund, Select
   Shares (a)                                          583,458             5,636
                                                                     -----------
                                                                          16,935
MONEY FUNDS 4.5%
--------------------------------------------------------------------------------
Schwab Value Advantage Money Fund,
   Institutional Shares (a)                          1,064,056             1,064

SECURITY                                           FACE AMOUNT          VALUE
         RATE, MATURITY DATE                       ($ X 1,000)       ($ X 1,000)
SHORT-TERM INVESTMENT 1.8% OF NET ASSETS

Brown Brothers
   3.94%, 02/01/06                                         428               428

END OF INVESTMENTS.

At January 31, 2006 the tax basis cost of the fund's investments was $23,200, and the unrealized gains and losses were $173, and ($138), respectively.

(a) Issuer is affiliated with the fund's adviser

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:  /S/ Evelyn Dilsaver
    ----------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:    March 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /S/ Evelyn Dilsaver
    ----------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:    March 24, 2006

By:  /S/ George Pereira
    ----------------------
         George Pereira
         Principal Financial Officer

Date:    March 24, 2006